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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust

(Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2014

Invesco California Tax-Free Income Fund

Nasdaq:

A: CLFAX  ■  B: CLFBX  ■  C: CLFCX  ■  Y: CLFDX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

12	Financial Statements

14	Notes to Financial Statements

20	Financial Highlights

21	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |   MAY LOSE VALUE  |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.99%
Class B Shares	7.22
Class C Shares	6.78
Class Y Shares	7.19
S&P Municipal Bond Index‚ (Broad Market Index)*	6.09
Barclays California Municipal Index■ (Former Broad Market/Style-Specific Index)*	6.81
Lipper California Municipal Debt Funds Index♦ (Peer Group Index)	7.43

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                 ■Barclays via FactSet Research Systems Inc.; ♦Lipper Inc.

*	The Fund has elected to use the S&P Municipal Bond Index to represent its broad-based securities market benchmark rather than the Barclays California Municipal Index because the S&P Municipal Bond Index more closely reflects the performance of the broad US municipal bond market. The Barclays California Municipal Index will serve only as the Fund’s style-specific benchmark.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The Barclays California Municipal Index is an unmanaged index considered representative of California investment-grade municipal bonds.

The Lipper California Municipal Debt Funds Index is an unmanaged index considered representative of California municipal debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco California  Tax-Free Income Fund

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	4.16%
10 Years	3.44
5 Years	5.37
1 Year	–5.47

Class B Shares
Inception (7/11/84)	6.21%
10 Years	3.94
5 Years	6.01
1 Year	–5.76

Class C Shares
Inception (7/28/97)	3.93%
10 Years	3.37
5 Years	5.77
1 Year	–2.60

Class Y Shares
Inception (7/28/97)	4.70%
10 Years	4.15
5 Years	6.56
1 Year	–0.93

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley California Tax-Free Income Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco California Tax-Free Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco California Tax-Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	3.97%
10 Years	3.27
5 Years	5.82
1 Year	–7.83

Class B Shares
Inception (7/11/84)	6.11%
10 Years	3.78
5 Years	6.48
1 Year	–8.15

Class C Shares
Inception (7/28/97)	3.74%
10 Years	3.20
5 Years	6.21
1 Year	–5.16

Class Y Shares
Inception (7/28/97)	4.50%
10 Years	3.98
5 Years	7.01
1 Year	–3.54

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.89%, 0.93%, 1.40% and 0.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                Invesco California  Tax-Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                Invesco California  Tax-Free Income Fund

Schedule of Investments

February 28, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.57%
California–102.27%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/28	$900	$973,278
ABAG Finance Authority For Nonprofit Corps. (Sharp HealthCare); Series 2014 A, RB	5.00%	08/01/43	500	519,795
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,300	2,437,287
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,633,889
Alhambra Unified School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/20	1,925	1,627,068
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS–AGM)(a)	6.00%	09/01/16	4,000	4,399,840
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	2,835,350
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/37	1,500	1,623,900
Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(a)	5.00%	09/15/32	2,215	2,395,943
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS–AMBAC)(a)	5.25%	07/01/17	1,430	1,514,785
Bay Area Governments Association (West Sacramento); Series 2004 A, Lease RB(c)(d)	5.00%	09/01/14	2,735	2,802,773
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(e)	5.00%	04/01/39	1,250	1,348,550
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,697,100
Series 2009 F-1, Toll Bridge RB(e)	5.25%	04/01/26	4,685	5,402,695
Series 2009 F-1, Toll Bridge RB(e)	5.25%	04/01/29	5,205	5,965,711
Series 2009 F-1, Toll Bridge RB(e)	5.13%	04/01/39	1,500	1,639,500
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/34	1,500	1,652,385
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/26	1,465	927,755
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/32	3,045	1,333,984
Bonita Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds(c)(d)	5.00%	08/01/14	1,000	1,020,790
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS–AGM)(a)	5.50%	08/01/18	1,850	1,858,528
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	1,976,620
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB(e)	5.00%	01/01/38	2,100	2,205,651
California (State of) Educational Facilities Authority (Pitzer College);
Series 2005 A, RB	5.00%	04/01/35	2,000	2,027,180
Series 2009, RB	6.00%	04/01/40	2,000	2,247,020
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(e)	5.25%	10/01/39	1,800	2,020,068
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	500	558,250
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB	6.00%	07/01/39	500	549,780
Series 2011 A, RB	5.25%	03/01/41	2,500	2,600,950
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	1,050	1,075,673
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(a)	5.25%	07/01/38	2,950	3,041,155
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,031,940
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB(c)(d)	6.50%	10/01/18	20	25,057
Series 2008, RB	6.50%	10/01/38	980	1,139,779
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	4,000	4,217,320
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)(g)	0.02%	07/01/41	2,500	2,500,000
Series 2013 A, RB	5.00%	07/01/37	1,000	1,052,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	$2,000	$2,174,780
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,145,420
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	886,090
California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,500	1,535,070
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/20	2,385	2,527,289
Series 2007, COP	5.25%	02/01/37	500	501,860
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/30	1,000	1,036,710
Series 2010 A, RB	5.75%	07/01/40	1,500	1,557,495
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/33	1,315	1,468,986
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,104,610
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(h)(i)	5.00%	07/01/37	2,500	2,482,800
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 A, Ref. Solid Waste Disposal RB(h)	5.00%	01/01/22	2,000	2,132,860
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/31	2,000	2,167,100
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB	5.00%	09/01/38	1,000	1,057,760
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/43	840	864,755
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,043,000
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/32	820	834,465
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,110,560
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.40%	11/01/27	1,785	1,736,109
Series 2014 A, RB	5.13%	11/01/23	715	721,735
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,782,367
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.75%	02/01/38	445	525,056
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	2,000	2,229,420
Series 2009, Senior Living RB	7.25%	11/15/41	500	551,870
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/32	1,000	986,340
California (State of) Statewide Communities Development Authority (University of California–Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/38	2,000	2,052,100
California (State of) Statewide Communities Development Finance Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS–AGM)(a)	5.25%	10/01/43	600	622,188
California (State of);
Series 2004 A1, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(f)(g)	0.02%	05/01/34	200	200,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,770,950
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	2,067,555
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,455,638
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,256,950
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,686,572
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,637,900
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	1,000	1,128,660
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	2,000	2,438,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 B, Ref. VRD RB (LOC–Mizuho Corporate Bank)(f)(g)	0.03%	11/01/26	$1,400	$1,400,000
California State University; Series 2009 A, Systemwide RB (INS–AGC)(a)	5.25%	11/01/38	1,000	1,120,750
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS–AMBAC)(a)	5.00%	11/01/33	725	785,480
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/29	735	361,701
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/37	2,500	2,708,500
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,202,140
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,046,610
El Dorado (County of) Irrigation District; Series 2009 A, COP(c)(d)	5.75%	08/01/14	1,000	1,023,830
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.50%	06/01/34	1,000	1,087,480
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/33	4,430	1,652,966
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,800	1,929,132
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS–AMBAC)(a)	5.38%	09/01/25	1,500	1,502,310
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/21	1,480	1,481,243
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-1, Ref. Toll Road RB(c)	5.00%	01/15/18	2,000	2,190,140
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,960	2,130,853
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,090	1,138,745
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/29	615	364,504
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/31	2,235	1,187,970
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/29	4,735	2,267,781
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/31	1,415	596,423
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/24	2,425	2,435,112
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,000	2,127,080
Hanford Joint Union High School District (Election of 1998); Series 2004 C, Unlimited Tax GO Bonds (INS–NATL)(a)	5.70%	08/01/28	2,230	2,255,578
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS–AMBAC)(a)	5.25%	05/01/23	1,000	1,061,520
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Improvement Bonds	4.00%	09/02/22	2,150	2,287,363
Irvine Unified School District (Community Facilities District No. 06-1-Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	515	566,423
Kern (County of) (Capital Improvments); Series 2009 A, COP (INS–AGC)(a)	5.75%	08/01/35	1,000	1,122,370
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS–AGC)(a)	5.00%	05/01/28	1,700	1,804,618
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS–AGM)(a)	5.00%	10/01/37	1,000	1,031,930
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/29	2,000	2,150,780
Long Beach (City of) Financing Authority; Series 1992, RB (INS–AMBAC)(a)	6.00%	11/01/17	12,415	13,168,715
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,554,350
Los Angeles (City of) (FHA Insured Mortgage Loans–Section 8 Assisted); Series 1997 A, Ref. Mortgage RB (INS–NATL)(a)	6.10%	07/01/25	440	440,832
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/35	2,500	2,665,225
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,053,070
Series 2013, RB(h)	5.00%	05/15/43	3,000	3,129,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB(c)(d)	5.00%	07/01/14	$1,000	$1,016,720
Series 2011 A, Power System RB(e)	5.00%	07/01/22	1,800	2,154,132
Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,631,295
Subseries 2006 A-1, Water System RB (INS–AMBAC)(a)	5.00%	07/01/36	1,485	1,593,643
Subseries 2007 A-1, Power System RB (INS–AMBAC)(a)	5.00%	07/01/37	1,000	1,083,180
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,234,080
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS–AMBAC)(a)	5.00%	07/01/35	1,000	1,047,950
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(e)	5.00%	08/01/33	2,000	2,196,400
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS–AMBAC)(a)(b)	0.00%	08/01/24	1,265	749,449
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	07/01/32	1,000	1,092,420
Series 2009 I, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	01/01/34	3,000	3,282,060
Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS–NATL)(a)	6.50%	03/15/15	1,695	1,737,612
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/35	940	301,091
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS–NATL)(a)	5.00%	10/01/20	1,495	1,498,184
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/34	1,000	1,063,140
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/31	840	363,518
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(i)	6.50%	03/01/28	1,000	1,090,770
Mountain View (City of) Shoreline Regional Park Community; Series 2001 A, Tax Allocation RB (INS–NATL)(a)	5.25%	08/01/16	1,570	1,575,558
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,794,540
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(a)	5.63%	10/01/34	1,000	1,081,440
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,061,340
Panama-Buena Vista Union School District (School Construction); Series 2006, COP (INS–NATL)(a)	5.00%	09/01/30	1,045	1,072,086
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/01/30	1,600	1,682,464
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS–AGM)(a)	5.50%	08/01/31	1,000	1,120,760
Pomona (City of) Public Financing Authority (Merged Redevelopment);
Series 2001 AD, Tax Allocation RB (INS–NATL)(a)	5.00%	02/01/15	2,020	2,027,555
Series 2001 AD, Tax Allocation RB (INS–NATL)(a)	5.00%	02/01/16	1,110	1,114,052
Series 2007 AW, Sub. RB	5.13%	02/01/33	1,075	997,482
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS–NATL)(a)	6.00%	04/01/19	1,195	1,337,611
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/27	1,000	1,047,490
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/34	1,000	1,015,250
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 2001, Tax Allocation RB (INS–NATL)(a)	5.38%	09/01/25	3,000	3,002,550
Redding (City of) Redevelopment Agency (Canby-HilltoP-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/23	1,400	1,404,522
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,812,875
Series 2009 O, General RB(e)	5.75%	05/15/23	705	839,373
Series 2009 O, General RB(e)	5.75%	05/15/25	1,050	1,250,130
Series 2009 Q, General RB(e)(j)	5.00%	05/15/34	920	1,012,718
Riverside (City of);
Series 2008 B, Water RB (INS–AGM)(a)	5.00%	10/01/33	1,000	1,061,560
Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/38	1,800	1,891,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	$1,500	$1,628,475
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS–NATL)(a)	5.00%	12/01/29	2,000	2,161,520
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS–AGM)(a)	5.00%	07/01/32	1,000	1,062,950
Series 2008 A, Sr. Airport System RB (INS–AGM)(a)	5.00%	07/01/41	1,015	1,049,835
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,261,798
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	2,000	2,258,380
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS–Radian)(a)	5.25%	10/01/27	2,535	2,552,593
San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,215	2,451,296
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(e)	5.25%	08/01/33	1,500	1,696,725
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	2,768,250
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/39	1,000	1,160,900
Series 2011 C, Ref. Second Series RB(h)	5.00%	05/01/23	5,000	5,656,700
Series 2011 G, Second Series RB	5.25%	05/01/28	2,000	2,219,620
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,000	4,315,360
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,149,820
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	550,685
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, Tax Allocation RB	5.00%	08/01/43	1,060	1,075,889
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	500	516,735
San Francisco (City of) Bay Area Rapid Transit District; Series 2012 A, RB	5.00%	07/01/36	1,000	1,088,410
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/31	3,110	1,376,486
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(a)	5.00%	08/01/30	1,500	1,602,945
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	3,325,140
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/36	1,000	1,045,550
Series 2013, Special Tax RB	5.63%	09/01/43	1,000	1,037,640
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB(d)	5.00%	09/01/28	825	879,425
Series 2011 A, Ref. Special Tax RB(d)	5.00%	09/01/29	715	755,512
Series 2011 A, Ref. Special Tax RB(d)	5.10%	09/01/30	465	491,249
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	1,500	1,530,255
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/28	3,480	1,828,844
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/30	2,765	1,254,481
South Gate (City of) Public Financing Authority (South Gate Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS–SGI)(a)	5.75%	09/01/22	1,000	1,009,750
South Orange (County of) Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/21	750	881,445
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/34	445	466,707
Southern California Metropolitan Water District;
Series 2005 A, RB (INS–AGM)(a)	5.00%	07/01/35	1,520	1,597,277
Series 2009 B, Ref. RB(e)	5.00%	07/01/27	8,585	9,892,839
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS–AMBAC)(a)(k)	9.68%	07/01/15	3,500	3,736,180
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS–AMBAC)(a)(k)	9.68%	07/01/15	2,500	2,670,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(e)	5.25%	07/01/31	$2,100	$2,339,610
Series 2011-1, RB(e)	5.25%	07/01/29	2,100	2,362,773
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements–East); Series 2012 B, Special Tax RB	5.00%	09/01/32	750	756,308
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS–NATL)(a)	5.13%	08/01/27	2,150	2,169,930
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,057,070
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(b)	0.00%	04/01/14	1,700	1,699,694
Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(a)	5.13%	03/01/36	1,475	1,526,286
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,139,620
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/25	2,500	1,489,125
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(a)	5.63%	09/01/39	1,000	1,070,190
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/24	4,685	3,190,860
				356,542,407

Guam–1.25%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,062,490
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	700,511
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(h)	6.25%	10/01/34	1,000	1,061,000
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,524,090
				4,348,091

Puerto Rico–2.03%
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB(c)(d)	5.45%	07/01/17	3,680	4,266,261
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 C, RB	5.00%	08/01/35	1,500	1,125,090
Series 2011 C, RB	5.25%	08/01/40	2,000	1,679,620
				7,070,971

Virgin Islands–1.02%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,850,021
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,600	1,712,656
				3,562,677
TOTAL INVESTMENTS(l)–106.57% (Cost $345,919,346)				371,524,146
FLOATING RATE NOTE OBLIGATIONS–(7.06)%
Notes with interest and fee rates ranging from 0.55% to 0.58% at 02/28/14 and contractual maturities of collateral ranging from 07/01/22 to 10/01/39 (See Note 1K)(m)				(24,620,000)
OTHER ASSETS LESS LIABILITIES–0.49%				1,708,611
NET ASSETS–100.00%				$348,612,757

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHA	– Federal Housing Administration
GO	– General Obligation
INS	– Insurer

LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1K.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security subject to the alternative minimum tax.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $3,573,570, which represented 1.03% of the Fund’s Net Assets.
(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(k)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,407,030, which represented 1.84% of the Fund’s Net Assets.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	10.8%
American Municipal Bond Assurance Corp.	7.8
National Public Finance Guarantee Corp.	7.7

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2014. At February 28, 2014, the Fund’s investments with a value of $42,326,875 are held by Dealer Trusts and serve as collateral for the $24,620,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of February 28, 2014

Revenue Bonds	78.5%
General Obligation Bonds	16.7
Pre-refunded Bonds	3.7
Other	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco California Tax-Free Income Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $345,919,346)	$371,524,146
Receivable for:
Investments sold	1,590,000
Fund shares sold	345,301
Interest	4,856,215
Investment for trustee deferred compensation and retirement plans	52,079
Other assets	5,921
Total assets	378,373,662

Liabilities:
Floating rate note obligations	24,620,000
Payable for:
Investments purchased	1,779,208
Fund shares reacquired	305,435
Amount due custodian	2,237,509
Dividends	499,829
Accrued fees to affiliates	153,893
Accrued trustees’ and officers’ fees and benefits	3,598
Accrued other operating expenses	42,139
Trustee deferred compensation and retirement plans	119,294
Total liabilities	29,760,905
Net assets applicable to shares outstanding	$348,612,757

Net assets consist of:
Shares of beneficial interest	$355,284,622
Undistributed net investment income	1,202,991
Undistributed net realized gain (loss)	(33,479,656)
Net unrealized appreciation	25,604,800
$348,612,757

Net Assets:
Class A	$287,592,087
Class B	$20,900,392
Class C	$19,731,721
Class Y	$20,388,557

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	24,514,985
Class B	1,764,761
Class C	1,671,100
Class Y	1,731,187
Class A:
Net asset value per share	$11.73
Maximum offering price per share
(Net asset value of $11.73 ÷ 95.75%)	$12.25
Class B:
Net asset value and offering price per share	$11.84
Class C:
Net asset value and offering price per share	$11.81
Class Y:
Net asset value and offering price per share	$11.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco California Tax-Free Income Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Interest	$9,172,498

Expenses:
Advisory fees	817,800
Administrative services fees	47,458
Custodian fees	5,650
Distribution fees:
Class A	276,821
Class B	97,669
Class C	75,898
Interest, facilities and maintenance fees	67,250
Transfer agent fees	130,361
Trustees’ and officers’ fees and benefits	24,612
Other	102,558
Total expenses	1,646,077
Net investment income	7,526,421

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities (includes net gains (losses) from securities sold to affiliates of $(98,050))	(3,517,346)
Change in net unrealized appreciation of investment securities	19,805,181
Net realized and unrealized gain	16,287,835
Net increase in net assets resulting from operations	$23,814,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco California Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income	$7,526,421	$16,549,433
Net realized gain (loss)	(3,517,346)	763,454
Change in net unrealized appreciation (depreciation)	19,805,181	(37,091,954)
Net increase (decrease) in net assets resulting from operations	23,814,256	(19,779,067)

Distributions to shareholders from net investment income:
Class A	(4,927,117)	(7,115,529)
Class B	(1,739,121)	(7,488,596)
Class C	(387,802)	(843,990)
Class Y	(463,718)	(1,028,342)
Total distributions from net investment income	(7,517,758)	(16,476,457)

Share transactions–net:
Class A	111,622,419	18,657,510
Class B	(138,591,096)	(46,199,280)
Class C	(2,768,356)	(3,584,104)
Class Y	(1,116,159)	(2,122,326)
Net increase (decrease) in net assets resulting from share transactions	(30,853,192)	(33,248,200)
Net increase (decrease) in net assets	(14,556,694)	(69,503,724)

Net assets:
Beginning of period	363,169,451	432,673,175
End of period (includes undistributed net investment income of $1,202,991 and $1,194,328, respectively)	$348,612,757	$363,169,451

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Tax-Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be

14                         Invesco California Tax-Free Income Fund

considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

15                         Invesco California Tax-Free Income Fund

J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Next $250 million	0.445%
Next $250 million	0.42%
Next $250 million	0.395%
Over $1.25 billion	0.37%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

16                         Invesco California Tax-Free Income Fund

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.00%, 2.00% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 0.75% of the average daily net assets of Class B shares; and (3) Class C — up to 0.75%.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $6,913 in front-end sales commissions from the sale of Class A shares and $5,651 and $1,687 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2014 the Fund engaged in securities sales of $969,409, which resulted in net realized gains (losses) of $(98,050).

17                         Invesco California Tax-Free Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2014 were $24,635,000 and 0.55%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2015	$803,875	$—	$803,875
August 31, 2016	4,399,730	—	4,399,730
August 31, 2017	9,460,903	—	9,460,903
August 31, 2018	6,678,872	—	6,678,872
August 31, 2019	1,906,728	—	1,906,728
Not subject to expiration	266,902	5,047,952	5,314,854
	$23,517,010	$5,047,952	$28,564,962

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $15,062,858 and $46,871,295, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$26,594,361
Aggregate unrealized (depreciation) of investment securities	(740,072)
Net unrealized appreciation of investment securities	$25,854,289

Cost of investments for tax purposes is $345,669,857.

18                         Invesco California Tax-Free Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	12,032,663	$137,473,545	2,224,815	$27,215,833
Class B	5	53	6,140	76,451
Class C	101,820	1,175,256	501,900	6,196,506
Class Y	163,505	1,882,374	333,425	4,091,272

Issued as reinvestment of dividends:
Class A	252,471	2,910,209	359,160	4,327,235
Class B	63,649	736,681	299,001	3,622,292
Class C	16,089	186,467	32,695	394,972
Class Y	17,440	201,557	36,081	434,393

Automatic conversion of Class B shares to Class A shares:
Class A	84,734	971,778	2,053,203	25,178,400
Class B	(84,023)	(971,778)	(2,038,370)	(25,178,400)

Reacquired:
Class A	(2,601,446)	(29,733,113)	(3,169,198)	(38,063,958)
Class B	(12,037,238)	(138,356,052)	(2,031,233)	(24,719,623)
Class C	(359,648)	(4,130,079)	(838,544)	(10,175,582)
Class Y	(279,551)	(3,200,090)	(547,077)	(6,647,991)
Net increase (decrease) in share activity	(2,629,530)	$(30,853,192)	(2,778,002)	$(33,248,200)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19                         Invesco California Tax-Free Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(a)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/ or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/14	$11.20	$0.25	(d)	$0.53	$0.78	$(0.25)	$—	$(0.25)	$11.73	6.99%		$287,592	0.93	%(e)	0.93	%(e)	0.89	%(e)	4.34	%(e)	4%
Year ended 08/31/13	12.28	0.49	(d)	(1.08)	(0.59)	(0.49)	—	(0.49)	11.20	(5.06)		165,142	0.89		0.89		0.84		4.02		12
Year ended 08/31/12	11.34	0.50	(d)	0.94	1.44	(0.50)	—	(0.50)	12.28	12.91		163,047	0.87		0.87		0.82		4.21		18
Year ended 08/31/11	11.75	0.52	(d)	(0.41)	0.11	(0.52)	—	(0.52)	11.34	1.13		148,884	0.90		0.90		0.85		4.66		25
Eight months ended 08/31/10	11.21	0.37		0.52	0.89	(0.35)	—	(0.35)	11.75	8.05		26,015	0.88	(f)	0.91	(f)	0.84	(f)	4.88	(f)	15
Year ended 12/31/09	10.23	0.51		0.97	1.48	(0.50)	—	(0.50)	11.21	14.74		24,377	0.86		0.92		0.85		4.65		19
Year ended 12/31/08	11.83	0.49		(1.56)	(1.07)	(0.49)	(0.04)	(0.53)	10.23	(9.28)		22,799	0.86		0.90		0.86		4.33		10
Class B
Six months ended 02/28/14	11.28	0.25	(d)	0.56	0.81	(0.25)	—	(0.25)	11.84	7.22	(g)	20,900	0.93	(e)(g)	0.93	(e)(g)	0.89	(e)(g)	4.34	(e)(g)	4
Year ended 08/31/13	12.37	0.49	(d)	(1.09)	(0.60)	(0.49)	—	(0.49)	11.28	(5.11	)(g)	155,900	0.93	(g)	0.93	(g)	0.88	(g)	3.98	(g)	12
Year ended 08/31/12	11.42	0.50	(d)	0.95	1.45	(0.50)	—	(0.50)	12.37	12.93	(g)	217,489	0.88	(g)	0.88	(g)	0.83	(g)	4.20	(g)	18
Year ended 08/31/11	11.83	0.52	(d)	(0.41)	0.11	(0.52)	—	(0.52)	11.42	1.16	(g)	220,478	0.89	(g)	0.89	(g)	0.84	(g)	4.67	(g)	25
Eight months ended 08/31/10	11.28	0.37		0.53	0.90	(0.35)	—	(0.35)	11.83	8.10		254,907	0.88	(f)	0.91	(f)	0.84	(f)	4.88	(f)	15
Year ended 12/31/09	10.30	0.51		0.98	1.49	(0.51)	—	(0.51)	11.28	14.68		266,270	0.85		0.94		0.84		4.66		19
Year ended 12/31/08	11.91	0.50		(1.57)	(1.07)	(0.50)	(0.04)	(0.54)	10.30	(9.23)		267,308	0.85		0.89		0.85		4.34		10
Class C
Six months ended 02/28/14	11.27	0.22	(d)	0.54	0.76	(0.22)	—	(0.22)	11.81	6.78		19,732	1.44	(e)	1.44	(e)	1.40	(e)	3.83	(e)	4
Year ended 08/31/13	12.36	0.43	(d)	(1.09)	(0.66)	(0.43)	—	(0.43)	11.27	(5.57)		21,558	1.40		1.40		1.35		3.51		12
Year ended 08/31/12	11.41	0.44	(d)	0.95	1.39	(0.44)	—	(0.44)	12.36	12.37		27,394	1.38		1.38		1.33		3.70		18
Year ended 08/31/11	11.82	0.46	(d)	(0.40)	0.06	(0.47)	—	(0.47)	11.41	0.65		21,800	1.40		1.40		1.35		4.16		25
Eight months ended 08/31/10	11.27	0.34		0.52	0.86	(0.31)	—	(0.31)	11.82	7.76		17,528	1.38	(f)	1.41	(f)	1.34	(f)	4.38	(f)	15
Year ended 12/31/09	10.29	0.46		0.97	1.43	(0.45)	—	(0.45)	11.27	14.11		17,245	1.36		1.42		1.35		4.15		19
Year ended 12/31/08	11.90	0.44		(1.57)	(1.13)	(0.44)	(0.04)	(0.48)	10.29	(9.74)		17,105	1.36		1.40		1.36		3.83		10
Class Y
Six months ended 02/28/14	11.24	0.26	(d)	0.54	0.80	(0.26)	—	(0.26)	11.78	7.19		20,389	0.69	(e)	0.69	(e)	0.65	(e)	4.58	(e)	4
Year ended 08/31/13	12.33	0.52	(d)	(1.09)	(0.57)	(0.52)	—	(0.52)	11.24	(4.88)		20,569	0.65		0.65		0.60		4.26		12
Year ended 08/31/12	11.38	0.53	(d)	0.95	1.48	(0.53)	—	(0.53)	12.33	13.24		24,742	0.63		0.63		0.58		4.45		18
Year ended 08/31/11	11.79	0.55	(d)	(0.41)	0.14	(0.55)	—	(0.55)	11.38	1.40		24,195	0.65		0.65		0.60		4.91		25
Eight months ended 08/31/10	11.25	0.39		0.52	0.91	(0.37)	—	(0.37)	11.79	8.21		26,837	0.63	(f)	0.66	(f)	0.59	(f)	5.13	(f)	15
Year ended 12/31/09	10.26	0.54		0.98	1.52	(0.53)	—	(0.53)	11.25	15.10		27,388	0.61		0.67		0.60		4.90		19
Year ended 12/31/08	11.86	0.52		(1.56)	(1.04)	(0.52)	(0.04)	(0.56)	10.26	(9.02)		28,450	0.61		0.65		0.61		4.58		10

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	For the years ended August 31, 2011 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $139,542,348 and sold of $13,399,363 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen California Insured Tax Free Income Fund into the Fund.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $229,286, $80,793, $20,407 and $20,398 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.27%, 0.25% and 0.25% for the six months ended February 28, 2014 and the years ended August 31, 2013, 2012 and 2011, respectively.

20                         Invesco California Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,069.90	$4.77	$1,020.18	$4.66	0.93%
B	1,000.00	1,072.20	4.78	1,020.18	4.66	0.93
C	1,000.00	1,067.80	7.38	1,017.65	7.20	1.44
Y	1,000.00	1,071.90	3.54	1,021.37	3.46	0.69

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21                         Invesco California Tax-Free Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	MS-CTFI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Invesco Core Plus Bond Fund

Nasdaq:

A: ACPSX  ■  B: CPBBX  ■  C: CPCFX  ■  R:  CPBRX  ■  Y: CPBYX   ■  R5: CPIIX

■  R6: CPBFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

24	Financial Statements

26	Notes to Financial Statements

37	Financial Highlights

38	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.50%
Class B Shares	5.11
Class C Shares	5.11
Class R Shares	5.37
Class Y Shares	5.63
Class R5 Shares	5.54
Class R6 Shares	5.54
Barclays U.S. Aggregate Index▼ (Broad Market/Style-Specific Index)	2.84
Lipper Core Plus Bond Funds Index■ (Peer Group Index)*	3.44

Source(s): ▼Invesco, Barclays via FactSet Research Systems Inc.; ■Lipper Inc.

*	The Fund has elected to use the Lipper Core Plus Bonds Funds Index as its peer group index rather than the Lipper Intermediate Investment Grade Debt Funds Index because the Lipper Core Plus Bond Funds Index more clearly reflects the performance of the types of securities in which the Fund invests.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Lipper Core Plus Bonds Funds Index is an unmanaged index consisting of funds that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years.

    The Lipper Intermediate Investment Grade Debt Funds Index is an unmanaged index considered representative of intermediate investment-grade debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Core Plus Bond Fund

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	4.98%
1 Year	-2.40

Class B Shares
Inception (6/3/09)	4.79%
1 Year	-3.70

Class C Shares
Inception (6/3/09)	5.14%
1 Year	0.23

Class R Shares
Inception (6/3/09)	5.67%
1 Year	1.71

Class Y Shares
Inception (6/3/09)	6.22%
1 Year	2.32

Class R5 Shares
Inception (6/3/09)	6.18%
1 Year	2.22

Class R6 Shares
Inception	6.01%
1 Year	2.22

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5

Average Annual Total Returns
As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	4.60%
1 Year	-4.66

Class B Shares
Inception (6/3/09)	4.43%
1 Year	-5.97

Class C Shares
Inception (6/3/09)	4.80%
1 Year	-2.12

Class R Shares
Inception (6/3/09)	5.33%
1 Year	-0.67

Class Y Shares
Inception (6/3/09)	5.87%
1 Year	-0.16

Class R5 Shares
Inception (6/3/09)	5.83%
1 Year	-0.26

Class R6 Shares
Inception	5.66%
1 Year	-0.26

and Class R6 shares was 0.84%, 1.59%, 1.59%, 1.09%, 0.59%, 0.56% and 0.54%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.01%, 1.76%, 1.76%, 1.26%, 0.76%, 0.58% and 0.56%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses on Class A, Class B, Class C, Class R and Class Y shares, performance would have been lower. Had the adviser not waived fees and/or reimbursed expenses on Class R5 and R6 shares in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2014. See current prospectus for more information.

3                         Invesco Core Plus Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 28, 2014

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–58.24%
Advertising–0.10%
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$550,000	$549,731

Aerospace & Defense–0.14%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Notes, 5.25%, 10/01/21(b)	59,000	60,623
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	90,000	93,375
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	115,000	117,012
7.75%, 03/15/20(b)	108,000	120,690
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21	61,000	61,457
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	204,000	221,340
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	75,000	76,125
7.50%, 07/15/21	50,000	55,250
		805,872

Agricultural Products–0.32%
Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,030,000	1,019,690
Sr. Unsec. Notes, 6.63%, 04/15/37	635,000	752,784
		1,772,474

Air Freight & Logistics–0.32%
FedEx Corp., Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	1,730,000	1,794,416

Airlines–0.76%
Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	35,000	35,403
American Airlines Pass Through Trust, Series 2011-1, Class A, Sr. Sec. Pass Through Ctfs., 5.25%, 01/31/21	938,022	1,020,686
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	307,748	335,445
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,092,717	1,256,625
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	3,048	3,424
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	20,173	21,226
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	487,695	504,460
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	134,000	142,710

	Principal Amount	Value
Airlines–(continued)
United Airlines Pass Through Trust, Series 2013-1, Class A, Sr. Sec. Pass Through Ctfs., 4.30%, 08/15/25	$675,000	$698,203
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	145,000	155,875
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/15	11,345	11,403
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	9,583	10,829
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	8,420	8,946
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	67,000	70,620
		4,275,855

Alternative Carriers–0.09%
Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	30,000	33,150
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	364,000	397,215
Sr. Unsec. Gtd. Floating Rate Notes, 3.85%, 01/15/18(b)(c)	29,000	29,580
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	45,000	47,812
		507,757

Apparel Retail–0.07%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	141,000	151,223
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	5,000	6,119
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	170,000	191,462
Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	43,000	46,655
		395,459

Apparel, Accessories & Luxury Goods–0.07%
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	151,000	166,478
7.63%, 05/15/20	100,000	109,500
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	120,000	118,950
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	16,000	16,440
		411,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Application Software–0.02%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	$113,000	$113,283

Asset Management & Custody Banks–1.00%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	2,865,000	2,894,710
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	1,070,000	1,247,449
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	1,430,000	1,490,945
		5,633,104

Auto Parts & Equipment–0.61%
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	120,000	129,300
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	40,000	41,300
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	134,000	143,380
TRW Automotive Inc., Sr. Unsec. Gtd. Notes, 4.50%, 03/01/21(b)	3,000,000	3,105,000
		3,418,980

Automobile Manufacturers–1.61%
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 3.98%, 06/15/16	2,300,000	2,447,102
4.25%, 09/20/22	2,700,000	2,787,582
General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	2,355,000	2,449,200
Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	1,349,000	1,371,485
		9,055,369

Brewers–0.24%
Heineken NV (Netherlands), Sr. Unsec. Notes, 1.40%, 10/01/17(b)	1,360,000	1,355,120

Broadcasting–0.31%
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	40,000	42,800
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	75,000	81,563
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	1,275,000	1,485,172
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	105,000	111,825
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	5,000	5,225
		1,726,585

	Principal Amount	Value
Building Products–0.24%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	$215,000	$231,662
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	100,000	110,500
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	180,000	190,800
Griffon Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/01/22(b)	91,000	91,228
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	61,000	61,560
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	211,000	237,375
10.00%, 12/01/18	125,000	138,750
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	24,000	25,680
7.88%, 03/30/20(b)	60,000	67,950
Sr. Unsec. Notes, 9.75%, 01/15/18	155,000	188,712
		1,344,217

Cable & Satellite–1.05%
British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(b)	25,000	32,880
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	100,000	101,500
6.50%, 04/30/21	79,000	84,728
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 01/15/15	20,000	21,037
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	80,000	98,506
COX Communications Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	1,220,000	1,552,701
9.38%, 01/15/19(b)	25,000	32,007
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	620,000	637,693
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	264,000	274,560
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	66,000	72,765
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	59,000	66,965
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	150,000	159,000
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	30,000	32,850
7.50%, 04/01/21	115,000	127,362
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	70,000	75,513
8.13%, 06/01/23(b)	60,000	65,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	$200,000	$218,000
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	350,000	400,754
5.95%, 04/01/41	740,000	874,225
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	680,000	749,409
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	210,000	223,650
		5,901,505

Casinos & Gaming–0.26%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	155,000	170,500
9.13%, 12/01/18	20,000	21,850
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	61,000	50,554
Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	70,000	68,600
9.00%, 02/15/20	50,000	49,000
Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	98,000	103,757
Sr. Sec. Notes, 8.00%, 10/01/20(b)	105,000	111,169
MCE Finance Ltd. (Macau), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	200,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	245,000	271,337
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	172,000	198,230
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	85,000	92,863
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	55,000	57,647
7.75%, 08/15/20	85,000	95,200
		1,490,707

Catalog Retail–0.73%
QVC Inc., Sr. Sec. Notes, 7.50%, 10/01/19(b)	3,825,000	4,095,141

Coal & Consumable Fuels–0.16%
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	78,000	79,950
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/24	39,000	40,462
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	37,000	39,128
8.25%, 04/01/20	145,000	158,412
Indo Energy Finance II B.V. (Indonesia), Sr. Sec. Gtd. Notes, 6.38%, 01/24/23(b)	450,000	373,500

	Principal Amount	Value
Coal & Consumable Fuels–(continued)
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	$200,000	$213,500
		904,952

Commercial Printing–0.02%
RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 7.88%, 03/15/21	90,000	103,050

Commodity Chemicals–0.38%
LYB International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 4.88%, 03/15/44	2,120,000	2,125,011

Communications Equipment–0.19%
Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	40,000	38,000
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	135,000	134,156
9.00%, 04/01/19(b)	133,000	138,320
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	740,000	743,462
		1,053,938

Computer & Electronics Retail–0.03%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	150,000	157,313

Construction & Engineering–0.30%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	105,000	114,187
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(b)	400,000	410,899
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	125,000	133,750
URS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/22	1,050,000	1,057,219
		1,716,055

Construction & Farm Machinery & Heavy Trucks–0.15%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	127,000	135,890
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	129,000	133,192
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	90,000	94,950
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	89,000	91,225
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	128,000	134,720
Oshkosh Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/01/22(b)	105,000	107,887
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	70,000	74,025
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	25,000	27,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Construction & Farm Machinery & Heavy Trucks–(continued)
Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	$59,000	$62,688
		861,702

Construction Materials–0.06%
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	30,000	32,250
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	230,000	267,950
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	36,000	38,430
		338,630

Consumer Finance–0.15%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	200,000	243,000
8.00%, 03/15/20	160,000	198,800
SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	383,605
		825,405

Data Processing & Outsourced Services–0.28%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	760,000	784,416
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	228,000	247,380
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	304,000	330,600
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	37,000	44,400
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	75,000	80,625
11.75%, 08/15/21(b)	58,000	62,350
		1,549,771

Distillers & Vintners–0.03%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(d)	41,281	38,605
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	60,000	69,600
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	35,000	38,850
		147,055

Diversified Banks–4.92%
Access Finance B.V. (Nigeria), Sr. Unsec. Gtd. Notes, 7.25%, 07/25/17(b)	600,000	603,053
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 04/28/21(b)	200,000	214,712
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	415,000	427,141

	Principal Amount	Value
Diversified Banks–(continued)
Banco Davivienda S.A. (Colombia), Sr. Unsec. Notes, 2.95%, 01/29/18(b)	$200,000	$197,034
Unsec. Sub. Notes, 5.88%, 07/09/22(b)	200,000	196,786
Banco de Credito e Inversiones (Chile), Sr. Unsec. Notes, 3.00%, 09/13/17(b)	200,000	202,525
4.00%, 02/11/23(b)	500,000	476,821
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander (Mexico), Unsec. Sub. Bonds, 5.95%, 01/30/24(b)	400,000	420,000
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	140,000	134,612
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,330,000	1,338,592
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	810,000	877,056
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/22(b)	600,000	658,586
Credit Agricole S.A. (France), Jr. Unsec. Sub. Notes, 7.88%(b)(e)	1,395,000	1,506,600
Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	192,462
Grupo Aval Ltd. (Colombia), Sr. Unsec. Gtd. Notes, 4.75%, 09/26/22(b)	400,000	378,957
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	700,000	751,896
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,360,000	1,544,982
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	1,050,000	1,091,672
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	255,000	260,284
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	2,840,000	2,904,365
Lloyds Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	955,000	1,104,855
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(b)	575,000	641,885
PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	1,255,000	1,274,171
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	95,000	100,550
Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	78,000	91,980
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	700,000	713,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88%(b)(e)	$2,965,000	$3,157,725
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	775,000	803,895
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,448,091
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Notes, 6.00%, 04/12/17(b)	200,000	212,275
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	3,500,000	3,758,441
		27,685,932

Diversified Capital Markets–0.59%
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	1,085,000	1,182,114
Credit Suisse Group AG (Switzerland), Jr. Sub. Unsec. Notes, 7.50%(b)(e)	1,225,000	1,355,156
UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	200,000	230,702
Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	560,000	577,049
		3,345,021

Diversified Metals & Mining–2.59%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	170,000	219,627
BHP Billiton Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 5.00%, 09/30/43	2,369,000	2,501,531
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	122,000	133,590
8.25%, 11/01/19(b)	105,000	116,025
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 05/30/23(b)	3,229,000	3,095,315
HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	41,000	43,972
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	12,000	12,780
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	113,000	127,690
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	565,000	714,964
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	1,700,000	1,700,987
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	1,720,000	1,480,427
5.38%, 04/16/20	150,000	163,252
6.75%, 04/16/40	725,000	741,832

	Principal Amount	Value
Diversified Metals & Mining–(continued)
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	$100,000	$112,799
Volcan Cia Minera S.A.A. (Peru), Sr. Unsec. Gtd. Notes, 5.38%, 02/02/22(b)	400,000	386,882
Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	73,000	74,277
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	41,000	30,238
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.25%, 10/25/22(b)	2,969,000	2,945,629
		14,601,817

Drug Retail–0.04%
CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	196,735	221,897

Electric Utilities–0.96%
Comision Federal de Electricidad (Mexico), Sr. Unsec. Notes, 5.75%, 02/14/42(b)	500,000	483,519
Electricite de France (France), Jr. Unsec. Sub. Notes, 5.63%(b)(e)	1,535,000	1,535,000
Sr. Unsec. Notes, 4.88%, 01/22/44(b)	1,328,000	1,317,638
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(f)	5,000	0
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	116,048
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/20(b)	200,000	230,500
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	767,000	712,427
System Energy Resources Inc., Sr. Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,000,000	1,016,552
		5,411,684

Electrical Components & Equipment–0.01%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	75,000	74,625

Environmental & Facilities Services–0.02%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	38,000	41,420
Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	15,000	15,375
5.25%, 08/01/20	20,000	20,650
Darling International Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	41,000	42,230
		119,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Forest Products–0.01%
Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	$64,000	$68,640

Gas Utilities–0.07%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	55,000	60,363
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	127,000	133,350
Sr. Unsec. Notes, 6.75%, 01/15/22(b)	30,000	31,500
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	54,000	59,400
Sr. Unsec. Notes, 7.38%, 03/15/20	110,000	119,075
		403,688

General Merchandise Stores–0.29%
Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	1,660,000	1,646,321

Gold–1.52%
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	600,000	581,257
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	30,000	29,715
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	2,435,000	2,094,100
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	1,365,000	1,326,902
Sr. Unsec. Gtd. Notes, 5.95%, 03/15/24(b)	3,857,000	3,846,929
Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	815,000	671,457
		8,550,360

Health Care Equipment–0.45%
Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	53,000	57,505
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	154,000	164,973
Medtronic Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/44	2,190,000	2,224,989
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	90,000	97,200
		2,544,667

Health Care Facilities–0.15%
Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/21	12,000	12,540

	Principal Amount	Value
Health Care Facilities–(continued)
Community Health Systems, Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	$33,000	$34,361
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	144,737	154,688
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	130,000	142,350
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	130,000	142,675
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	35,000	36,750
Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 6.00%, 10/01/20(b)	43,000	46,763
Sr. Unsec. Global Notes, 6.75%, 02/01/20	40,000	43,000
8.00%, 08/01/20	172,000	189,845
8.13%, 04/01/22	61,000	68,701
		871,673

Health Care Services–0.69%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	25,000	26,625
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/21	3,465,000	3,769,052
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	85,000	93,925
		3,889,602

Homebuilding–0.44%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	120,000	120,900
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	66,000	69,630
Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	70,000	74,287
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	66,000	72,270
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	147,000	155,820
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	90,000	93,150
7.50%, 05/15/16	115,000	125,494
11.88%, 10/15/15	10,000	11,500
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	42,000	45,255
7.50%, 09/15/22	20,000	21,800
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	45,000	43,200
6.95%, 06/01/18	87,000	98,636
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	65,000	70,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Homebuilding–(continued)
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	$1,470,000	$1,331,960
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	29,000	28,529
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	100,000	110,750
		2,473,869

Hotels, Resorts & Cruise Lines–0.92%
Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/17	1,045,000	1,047,707
3.95%, 10/15/20	1,735,000	1,797,769
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	605,000	632,225
7.25%, 03/15/18	25,000	29,375
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	1,530,000	1,687,977
		5,195,053

Household Products–0.04%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	237,000	249,443

Independent Power Producers & Energy Traders–0.13%
AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	129,000	147,382
8.00%, 10/15/17	8,000	9,500
Israel Electric Corp. Ltd. (Israel), Sr. Sec. Notes, 6.88%, 06/21/23(b)	350,000	381,122
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	9,000	10,215
7.88%, 05/15/21	106,000	118,190
Sr. Unsec. Gtd. Notes, 6.25%, 07/15/22(b)	70,000	73,063
		739,472

Industrial Conglomerates–0.72%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	65,000	69,713
Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,146,246
7.63%, 04/09/19(b)	925,000	1,134,755
Unsec. Gtd. Sub. Notes, 6.00%(b)(e)	200,000	212,250
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	1,350,000	1,483,288
		4,046,252

Industrial Machinery–0.51%
CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/21(b)	72,000	72,540

	Principal Amount	Value
Industrial Machinery–(continued)
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 1.35%, 12/01/15	$2,700,000	$2,715,922
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	91,000	96,460
		2,884,922

Industrial REIT’s–0.26%
ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	1,415,000	1,449,121

Integrated Oil & Gas–0.81%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.81%, 02/10/24	3,475,000	3,512,945
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 7.00%, 05/05/20(b)	210,000	239,360
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 7.25%, 11/05/19(b)	100,000	114,933
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Euro Notes, 5.45%, 02/09/17	200,000	212,500
Sr. Unsec. Medium-Term Euro Notes, 4.75%, 03/13/23	500,000	475,000
		4,554,738

Integrated Telecommunication Services–3.03%
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	905,000	929,940
2.95%, 05/15/16	160,000	167,302
Oi S.A. (Brazil), Sr. Unsec. Notes, 5.75%, 02/10/22(b)	500,000	477,326
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	415,000	454,333
Verizon Communications, Inc., Sr. Unsec. Global Notes, 5.15%, 09/15/23	3,390,000	3,712,769
6.40%, 09/15/33	4,665,000	5,563,119
6.55%, 09/15/43	3,030,000	3,722,540
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	200,000	208,083
6.50%, 01/15/18	1,750,000	1,831,313
		17,066,725

Internet Software & Services–0.06%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	205,000	215,250
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	100,000	111,500
		326,750

Investment Banking & Brokerage–1.59%
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(e)	1,315,000	1,505,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	$505,000	$566,353
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	450,000	469,417
Sr. Unsec. Notes, 3.45%, 11/02/15	2,010,000	2,094,459
5.75%, 01/25/21	985,000	1,136,095
Unsec. Sub. Medium-Term Notes, 4.10%, 05/22/23	3,040,000	3,018,768
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	170,000	180,954
		8,971,721

Leisure Facilities–0.02%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	75,000	76,500
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	50,000	53,125
		129,625

Life & Health Insurance–1.35%
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	50,000	56,663
MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,200,000	2,038,469
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	809,320
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	425,000	486,466
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,640,000	2,006,950
Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	130,000	162,057
Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	1,405,000	1,445,848
4.75%, 09/17/15	550,000	584,119
		7,589,892

Managed Health Care–0.18%
Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	725,000	799,499
Sr. Unsec. Notes, 4.50%, 03/15/21	180,000	195,667
WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	33,000	34,650
		1,029,816

Marine–0.02%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	124,000	129,665

	Principal Amount	Value
Movies & Entertainment–1.82%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 02/15/22(b)	$41,000	$41,717
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	80,000	86,200
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	180,000	198,000
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	125,000	130,625
Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	2,100,000	2,229,332
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	285,000	321,220
Viacom Inc., Sr. Unsec. Global Notes, 4.25%, 09/01/23	2,940,000	3,044,212
5.85%, 09/01/43	3,800,000	4,187,684
		10,238,990

Multi-Line Insurance–0.28%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	13,022
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	1,428,000	1,498,829
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	73,000	85,866
		1,597,717

Multi-Sector Holdings–0.26%
MidAmerican Energy Co., Sr. Sec. First Mortgage Bonds, 3.70%, 09/15/23	1,441,000	1,479,883

Office REIT’s–0.35%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	675,000	701,647
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	1,290,000	1,296,054
		1,997,701

Office Services & Supplies–0.00%
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	5,000	5,375

Oil & Gas Drilling–0.90%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	46,000	49,737
Parker Drilling Co., Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	7,000	7,280
7.50%, 08/01/20(b)	58,000	62,205
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	95,000	102,125
6.63%, 11/15/20	48,000	51,720
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 01/15/24	1,785,000	1,819,921
5.85%, 01/15/44	2,967,000	2,999,573
		5,092,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–0.13%
Basic Energy Services, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 02/15/19	$23,000	$24,610
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	157,000	167,205
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	120,000	125,850
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	271,000	269,645
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	152,000	157,320
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	15,000	15,712
		760,342

Oil & Gas Exploration & Production–0.95%
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	59,000	63,278
Sr. Unsec. Gtd. Notes, 5.38%, 11/01/21(b)	124,000	127,410
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.75%, 11/01/20	139,000	147,687
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	176,000	190,080
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	105,000	114,450
8.25%, 09/01/21	116,000	127,600
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	28,750
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	96,000	109,980
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	144,000	156,600
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	974,000	1,022,091
Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	128,000	134,080
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	68,000	70,550
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	29,000	29,363
GeoPark Latin America Ltd. Agencia en Chile (Chile), Sr. Sec. Gtd. Notes, 7.50%, 02/11/20(b)	350,000	360,648
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	202,000	206,040
Sr. Unsec. Gtd. Notes, 9.75%, 07/15/20(b)	70,000	74,025
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 02/01/22	23,000	23,805
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	7,000	7,805
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	203,000	215,180

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Pertamina Persero PT (Indonesia), Sr. Unsec. Notes, 4.30%, 05/20/23(b)	$200,000	$181,164
4.88%, 05/03/22(b)	200,000	196,645
6.00%, 05/03/42(b)	200,000	175,243
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 5.50%, 06/27/44	200,000	189,684
Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/41	100,000	107,603
Sr. Unsec. Gtd. Notes, 3.13%, 01/23/19(b)	120,000	123,001
6.38%, 01/23/45(b)	150,000	160,040
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	25,000	25,000
Sr. Unsec. Notes, 5.38%, 10/01/22	21,000	21,210
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	25,000	25,875
5.75%, 06/01/21	160,000	172,400
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	34,000	35,190
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	56,000	57,820
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	177,000	187,620
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	125,000	135,312
6.63%, 02/15/19	110,000	118,525
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	175,000	190,312
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	21,000	21,578
		5,333,644

Oil & Gas Refining & Marketing–0.06%
Cosan Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.00%, 03/14/23(b)	350,000	317,486
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	33,000	37,042
		354,528

Oil & Gas Storage & Transportation–2.06%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	88,000	94,380
6.13%, 07/15/22	5,000	5,450
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	91,000	97,825
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	84,000	88,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	$820,000	$724,819
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	129,000	148,027
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.90%, 02/15/24	1,656,000	1,669,368
5.10%, 02/15/45	1,619,000	1,661,909
6.45%, 09/01/40	1,005,000	1,215,655
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	420,000	502,488
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 8.38%, 12/15/18(b)	141,000	150,165
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	200,000	208,000
6.50%, 08/15/21	84,000	91,665
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	148,000	154,290
PVR Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	72,000	77,040
8.38%, 06/01/20	56,000	62,860
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	28,000	29,470
5.88%, 03/01/22	57,000	59,565
Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	32,000	34,800
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	11,000	11,853
6.88%, 02/01/21	205,000	222,937
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	35,000	39,419
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	124,000	129,890
6.13%, 10/15/21	28,000	29,400
Sr. Unsec. Gtd. Notes, 5.88%, 10/01/20(b)	64,000	67,040
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	322,580
Williams Partners L.P., Sr. Unsec. Global Notes, 4.30%, 03/04/24	1,995,000	1,993,155
5.40%, 03/04/44	1,660,000	1,682,355
		11,575,235

	Principal Amount	Value
Other Diversified Financial Services–3.54%
Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	$40,000	$41,638
6.50%, 08/01/16	10,000	11,269
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	2,145,000	2,244,486
Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	26,216
Unsec. Sub. Global Notes, 5.50%, 09/13/25	4,535,000	4,891,998
Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	1,495,000	1,483,788
General Electric Capital Corp., Sr. Unsec. Global Notes, 2.25%, 11/09/15	65,000	66,957
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(b)	330,000	350,204
ING US Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	3,335,000	3,268,300
JPMorgan Chase & Co., Jr. Unsec. Sub. Notes, 6.75%(e)	1,255,000	1,327,163
Sr. Unsec. Global Notes, 6.30%, 04/23/19	190,000	225,885
Series Q, Jr. Unsec. Sub. Global Notes, 5.15%(e)	770,000	729,575
Series R, Jr. Unsec. Sub. Global Notes, 6.00%(e)	2,980,000	2,987,450
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	75,000	79,875
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	2,190,000	2,181,518
		19,916,322

Packaged Foods & Meats–0.11%
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	100,000	103,750
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	150,000	160,875
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	40,000	42,450
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	95,000	103,550
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	80,000	87,200
Smithfield Foods Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	24,000	25,380
5.88%, 08/01/21(b)	24,000	24,840
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	59,000	61,286
		609,331

Paper Packaging–0.15%
Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	14,000	14,472
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 06/15/17(b)	7,000	7,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Paper Packaging–(continued)
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	$800,000	$811,994
		833,764

Paper Products–0.06%
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	19,000	18,953
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	156,000	161,460
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	170,000	180,625
		361,038

Personal Products–0.57%
Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	2,005,000	2,014,882
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	1,340,000	1,170,515
		3,185,397

Pharmaceuticals–1.13%
AbbVie Inc., Sr. Unsec. Global Notes, 4.40%, 11/06/42	1,435,000	1,409,243
Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	1,000,000	999,360
Bristol-Meyers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	1,526,000	2,064,070
Capsugel S.A., Sr. Unsec. PIK Notes, 7.00%, 05/15/19(b)	18,000	18,769
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	1,480,000	1,493,985
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	112,000	119,280
6.38%, 10/15/20(b)	150,000	164,625
6.75%, 08/15/21(b)	25,000	27,375
7.50%, 07/15/21(b)	50,000	57,125
		6,353,832

Precious Metals & Minerals–0.11%
Cia Minera Ares SAC (Peru), Sr. Unsec. Gtd. Notes, 7.75%, 01/23/21(b)	600,000	617,819

Property & Casualty Insurance–0.64%
Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	2,085,000	2,178,825
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	23,321
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,320,000	1,422,300
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	5,000	5,016
		3,629,462

Railroads–0.28%
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	900,000	999,039

	Principal Amount	Value
Railroads–(continued)
Georgian Railway JSC (Georgia), Sr. Unsec. Notes, 7.75%, 07/11/22(b)	$200,000	$215,805
Transnet SOC Ltd. (South Africa), REGS, Sr. Unsec. Euro Notes, 4.00%, 07/26/22(b)	400,000	366,040
		1,580,884

Real Estate Development–0.03%
Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Gtd. Notes, 7.50%, 01/10/23(b)	200,000	193,025

Real Estate Services–0.01%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	28,000	30,100

Regional Banks–0.73%
Banco Internacional del Peru SAA (Peru), Sr. Unsec. Bonds, 5.75%, 10/07/20(b)	800,000	836,391
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	1,550,000	1,562,810
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	650,000	762,592
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	465,000	543,334
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	75,000	85,500
Unsec. Sub. Global Notes, 5.13%, 06/15/17	185,000	194,250
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80%(e)	120,000	110,100
		4,094,977

Reinsurance–0.31%
Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	1,650,000	1,734,253

Research & Consulting Services–0.02%
FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	102,000	111,435

Residential REIT’s–0.37%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	2,135,000	2,085,328

Retail REIT’s–0.43%
Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	2,115,000	2,107,370
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	250,000	299,061
		2,406,431

Security & Alarm Services–0.01%
ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	70,000	74,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Semiconductor Equipment–0.03%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	$180,000	$191,700

Semiconductors–0.12%
Advanced Mico Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	6,000	6,060
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	85,000	90,525
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	204,000	224,910
10.75%, 08/01/20	60,000	69,900
Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	76,000	79,610
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	200,000	213,500
		684,505

Soft Drinks–0.39%
PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	2,185,000	2,193,840

Sovereign Debt–2.56%
Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	400,000	388,000
Commonwealth of the Bahamas (Bahamas), Sr. Unsec. Notes, 5.75%, 01/16/24(b)	1,605,000	1,610,235
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(g)	520,000	647,400
REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/19(b)(g)	90,000	112,050
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 4.13%, 02/19/18	300,000	305,559
5.38%, 02/21/23	400,000	407,345
7.63%, 03/29/41	450,000	509,625
Indonesia Government International Bond (Indonesia), Sr. Unsec. Bonds, 6.63%, 02/17/37(b)	300,000	320,250
Sr. Unsec. Notes, 3.38%, 04/15/23(b)	300,000	270,750
3.75%, 04/25/22(b)	300,000	285,390
6.75%, 01/15/44(b)	400,000	433,000
Magyar Export-Import Bank Zrt. (Hungary), Sr. Unsec. Gtd. Notes, 5.50%, 02/12/18(b)	300,000	313,944
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	650,000	652,930
Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/44	310,000	290,625

	Principal Amount	Value
Sovereign Debt–(continued)
Morocco Government International Bond (Morocco), REGS, Sr. Unsec. Euro Bonds, 4.25%, 12/11/22(b)	$400,000	$389,000
REGS, Sr. Unsec. Euro Notes, 5.50%, 12/11/42(b)	600,000	552,900
Nigeria Government International Bond (Nigeria), Sr. Unsec. Notes, 5.13%, 07/12/18(b)	200,000	202,750
6.38%, 07/12/23(b)	200,000	202,500
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	1,250,000	1,375,000
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	200,000	205,250
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	436,000	630,020
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 4.20%, 01/21/24	200,000	207,250
5.00%, 01/13/37	300,000	328,500
Poland Government International Bond (Poland), Sr. Unsec. Global Bonds, 4.00%, 01/22/24	400,000	405,000
Republic of Angola Via Northern Lights III B.V. (Angola), REGS, Sr. Unsec. Euro Notes, 7.00%, 08/16/19(b)	850,000	920,125
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	200,000	198,750
REGS, Sr. Unsec. Euro Bonds, 6.75%, 11/01/24(b)	226,574	229,972
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.38%, 08/22/23(b)	230,000	228,850
4.88%, 01/22/24(b)	800,000	821,000
6.75%, 02/07/22(b)	110,000	129,250
Slovenia Government International Bond (Slovenia), Unsec. Bonds, 4.13%, 02/18/19(b)	200,000	205,875
Unsec. Notes, 5.25%, 02/18/24(b)	200,000	204,702
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec. Bonds, 6.00%, 01/14/19(b)	400,000	421,000
		14,404,797

Specialized Finance–2.48%
Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	10,000	10,925
7.63%, 04/15/20	195,000	222,300
Sr. Unsec. Notes, 4.63%, 12/15/18	21,000	21,735
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	196,000	206,780
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	205,000	223,706

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Specialized Finance–(continued)
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	$1,325,000	$1,489,137
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	1,915,000	1,967,662
Sr. Unsec. Global Notes, 4.63%, 04/15/21	65,000	65,813
4.88%, 04/01/15	1,050,000	1,090,031
5.75%, 05/15/16	400,000	433,500
5.88%, 04/01/19	20,000	22,088
5.88%, 08/15/22	120,000	129,075
Sr. Unsec. Notes, 8.25%, 12/15/20	195,000	239,302
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Sr. Unsec. Global Notes, 7.38%, 10/01/17	75,000	80,063
Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	4,595,000	4,848,171
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	2,904,900
		13,955,188

Specialized REIT’s–1.94%
American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	1,250,000	1,185,259
4.63%, 04/01/15	430,000	447,682
Sr. Unsec. Notes, 4.50%, 01/15/18	100,000	109,262
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,880,000	4,567,007
HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	1,305,000	1,340,293
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	65,000	70,688
RHP Hotel Properties L.P./RHP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/15/21	115,000	116,150
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,495,000	1,555,734
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	1,500,000	1,508,801
		10,900,876

Specialty Chemicals–0.07%
Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	51,000	53,295
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	10,000	10,000
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	40,000	42,800
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	220,000	223,300
PQ Corp., Sec. Notes, 8.75%, 05/01/18(b)	35,000	38,675
		368,070

	Principal Amount	Value
Specialty Stores–0.04%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	$86,000	$86,968
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	55,000	55,963
Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	90,000	95,512
		238,443

Steel–1.11%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	30,000	31,160
5.00%, 02/25/17	400,000	430,026
5.75%, 08/05/20	17,000	18,231
6.00%, 03/01/21	147,000	159,396
6.13%, 06/01/18	845,000	934,117
6.75%, 02/25/22	20,000	22,339
7.25%, 03/01/41	1,280,000	1,317,019
OJSC Novolipetsk Steel via Steel Funding Ltd. (Russia), Sr. Unsec. Notes, 4.45%, 02/19/18(b)	500,000	498,838
Samarco Mineracao S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 11/01/22(b)	700,000	640,421
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	60,000	66,000
6.38%, 08/15/22	26,000	28,665
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	138,000	146,970
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	160,000	171,200
Sr. Unsec. Notes, 7.38%, 04/01/20	22,000	24,090
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	730,000	764,328
6.88%, 11/10/39	400,000	428,465
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	600,000	563,129
		6,244,394

Technology Distributors–0.01%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	53,250

Tires & Rubber–0.01%
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	50,000	55,000

Tobacco–0.74%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,845,000	2,016,706

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Tobacco–(continued)
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	$2,150,000	$2,147,911
		4,164,617

Trading Companies & Distributors–0.02%
United Rentals North America Inc., Sec. Gtd. Global Notes, 5.75%, 07/15/18	5,000	5,375
Sr. Unsec. Global Notes, 8.25%, 02/01/21	65,000	73,613
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	25,000	26,531
		105,519

Trucking–0.02%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	100,000	106,875

Wireless Telecommunication Services–1.31%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	200,000	175,676
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	1,115,000	1,246,549
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	25,000	25,493
4.88%, 08/15/20(b)	1,835,000	1,975,719
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	200,000	200,500
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	255,000	275,081
Mobile Telesystems OJSC via MTS International Funding Ltd. (Russia), Sr. Unsec. Notes, 5.00%, 05/30/23(b)	500,000	464,257
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	695,000	650,962
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	55,000	57,887
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	107,000	118,502
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	39,000	40,170
7.00%, 08/15/20	39,000	42,754
11.50%, 11/15/21	15,000	20,100
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	105,000	121,275
9.00%, 11/15/18(b)	40,000	49,000
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)	38,000	42,180
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	75,000	80,250
6.63%, 04/01/23	75,000	80,344
Sr. Unsec. Gtd. Notes, 6.54%, 04/28/20	22,000	23,870
6.63%, 04/28/21	70,000	76,212
6.84%, 04/28/23	75,000	81,469

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
VimpelCom Holdings B.V. (Russia), Sr. Unsec. Gtd. Notes, 5.20%, 02/13/19(b)	$300,000	$300,850
5.95%, 02/13/23(b)	300,000	283,187
7.50%, 03/01/22(b)	600,000	628,500
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	300,000	320,250
		7,381,037
Total U.S. Dollar Denominated Bonds and Notes (Cost $314,450,404)		328,004,176

Asset-Backed Securities–22.30%
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	3,135,000	3,240,441
Banc of America Mortgage Trust, Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.06%, 01/25/36(c)	3,896,749	3,531,288
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.30%, 08/25/33(c)	744,528	748,886
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.38%, 02/25/36(c)	2,237,701	2,218,073
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, Floating Rate Pass Through Ctfs., 2.49%, 11/25/34(c)	4,578,026	4,500,456
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(c)	42,092	43,442
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.44%, 03/11/39(c)	12,290	12,429
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.90%, 08/15/26(b)(c)	2,500,000	2,506,800
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, Variable Rate Pass Through Ctfs., 5.56%, 12/15/47(b)(c)	5,000,000	5,485,325
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class B, Floating Rate Pass Through Ctfs., 1.96%, 05/15/30(b)(c)	2,570,000	2,584,964
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.59%, 09/25/34(c)	4,129,347	4,080,976
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.25%, 08/25/34(c)	1,990,937	1,997,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.21%, 06/08/30(b)(c)	$2,875,000	$2,880,181
Series 2014-CR15, Class B, Variable Rate Pass Through Ctfs., 4.72%, 02/10/47(c)	3,000,000	3,138,080
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.84%, 06/25/33(c)	175,619	150,482
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	1,115,610	1,025,903
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(c)	523,984	534,137
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $152,579)(b)	148,135	151,236
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	361,547	370,064
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	487,120	418,687
GS Mortgage Securities Trust, Series 2013-GC14, Class B, Variable Rate Pass Through Ctfs., 4.78%, 08/10/46(b)(c)	4,000,000	4,154,738
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.60%, 06/20/35(c)	46,732	43,680
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,500,000	1,523,783
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/47(b)(c)	5,000,000	4,878,497
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	900,000	988,857
JP Morgan Mortgage Trust, Series 2005-A3, Class 1A1, Floating Rate Pass Through Ctfs., 5.01%, 06/25/35(c)	2,741,409	2,774,966
Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.74%, 06/25/35(c)	2,000,000	2,017,446
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	330,027
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	717,423	725,538

	Principal Amount	Value
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.42%, 11/25/35(c)	$2,043,750	$1,807,092
MBNA Credit Card Master Note Trust, Series 2004-B1, Pass Through Ctfs., 4.45%, 08/15/16	4,200,000	4,208,033
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A9, Floating Rate Pass Through Ctfs., 2.46%, 06/25/35(c)	4,761,130	4,691,799
Provident Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.70%, 08/25/31(c)	343,617	289,370
RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(c)	2,004,618	2,019,398
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,545,000	1,602,481
Sequoia Mortgage Trust, Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/43(c)	2,975,055	2,583,339
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(c)	2,795,511	2,586,552
Series 2013-6, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 05/25/43(c)	3,740,112	3,526,825
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(c)	2,452,326	2,313,872
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/43(b)(c)	4,499,333	4,358,713
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/25(b)	1,751,481	1,773,253
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.70%, 05/25/35(c)	41,645	38,652
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 4A2, Floating Rate Pass Through Ctfs., 4.96%, 04/25/47(c)	1,046,631	731,839
Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 0.90%, 11/25/33(c)	25,689	24,889
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	750,495	668,607
Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, Floating Rate Pass Through Ctfs., 1.16%, 12/25/33(c)	1,977,293	1,841,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Core Plus Bond Fund

	Principal Amount	Value
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, Variable Rate Pass Through Ctfs., 5.88%, 01/10/45(b)(c)	$4,500,000	$5,032,651
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(c)	1,515,000	1,601,009
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(c)	1,680,000	1,793,606
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.42%, 08/25/33(c)	1,602,732	1,633,525
Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.43%, 09/25/35(c)	525,000	487,113
Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.36%, 10/25/35(c)	2,099,558	1,998,895
Series 2007-HY2, Class 2A2, Floating Rate Pass Through Ctfs., 2.52%, 11/25/36(c)	1,741,763	1,524,499
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(c)	1,302,118	1,325,729
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(c)	1,686,558	1,729,691
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.67%, 03/25/35(c)	3,322,122	3,419,165
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, Variable Rate Pass Through Ctfs., 5.64%, 11/15/44(b)(c)	5,000,000	5,656,520
Series 2013-C15, Class B, Variable Rate Pass Through Ctfs., 4.49%, 08/15/46(c)	3,800,000	3,900,996
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 4.99%, 09/15/46(c)	3,127,000	3,337,430
Total Asset-Backed Securities (Cost $123,646,257)		125,563,583

U.S. Government Sponsored Agency Mortgage-Backed Securities–16.87%
Collateralized Mortgage Obligations–0.09%
Fannie Mae REMICS, IO, 6.00%, 07/25/33	25,637	4,274
7.00%, 05/25/33	23,664	5,550
Federal Deposit Insurance Co., Series 2010-S1, Class 1A, Gtd. Floating Rate Notes , 0.71%, 02/25/48 (Acquired 03/05/10; Cost $498,906)(b)(c)	498,906	500,978
		510,802

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–9.19%
Pass Through Ctfs., 5.50%, 05/01/16 to 07/01/40	$7,625,521	$8,510,442
6.50%, 05/01/16 to 09/01/36	1,362,573	1,526,124
7.00%, 06/01/16 to 10/01/34	2,625,212	3,003,811
6.00%, 04/01/17 to 02/01/34	630,041	694,344
7.50%, 04/01/17 to 05/01/35	1,149,223	1,385,625
3.50%, 08/01/26	2,134,010	2,259,523
8.50%, 08/01/31	99,235	122,876
8.00%, 08/01/32	82,232	99,900
5.00%, 07/01/34 to 06/01/40	7,963,696	8,744,482
4.50%, 06/01/41	5,463,112	5,873,704
Pass Through Ctfs., ARM, 2.54%, 12/01/36(c)	208,369	221,883
2.82%, 02/01/37(c)	69,390	74,364
2.63%, 05/01/37(c)	493,100	525,555
2.37%, 06/01/43(c)	4,372,989	4,333,071
Pass Through Ctfs., TBA, 3.50%, 03/01/44(h)	11,000,000	11,127,188
4.00%, 03/01/44(h)	3,100,000	3,242,043
		51,744,935

Federal National Mortgage Association (FNMA)–6.70%
Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/37	1,449,063	1,698,806
7.00%, 12/01/15 to 02/01/34	1,065,974	1,218,819
6.50%, 05/01/16 to 01/01/37	443,891	498,096
6.00%, 05/01/17 to 10/01/39	240,222	266,460
5.00%, 03/01/18 to 12/01/39	2,456,742	2,693,460
5.50%, 11/01/18 to 06/01/40	3,683,722	4,082,218
8.00%, 08/01/21 to 04/01/33	187,278	223,083
9.50%, 04/01/30	43,171	51,227
8.50%, 10/01/32	150,723	186,040
Pass Through Ctfs., TBA, 3.00%, 03/01/29 to 03/01/44	12,300,000	12,174,921
4.50%, 03/01/44(h)	12,400,000	13,320,312
Pass Through Ctfs. ARM, 2.33%, 05/01/35(c)	697,061	742,400
2.28%, 01/01/37(c)	359,489	382,330
2.49%, 03/01/38(c)	188,178	199,684
		37,737,856

Government National Mortgage Association (GNMA)–0.89%
Pass Through Ctfs., 7.50%, 06/15/23 to 05/15/32	40,575	44,835
9.00%, 09/15/24 to 10/15/24	22,129	22,308
8.50%, 02/15/25	7,327	7,450
8.00%, 08/15/25 to 09/15/26	78,260	86,567
6.56%, 01/15/27	164,689	186,281
7.00%, 04/15/28 to 09/15/32	452,455	515,296
6.00%, 11/15/28 to 02/15/33	139,823	159,915
6.50%, 01/15/29 to 09/15/34	330,381	373,007
5.50%, 06/15/35	213,917	238,996
5.00%, 07/15/35 to 08/15/35	75,056	82,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)–(continued)
Pass Through Ctfs., TBA, 4.00%, 03/01/44(h)	$3,000,000	$3,181,875
Pass Through Ctfs., ARM, 2.00%, 01/20/25 to 05/20/25(c)	87,556	91,102
3.00%, 06/20/25(c)	10,647	11,071
		5,001,557
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $93,034,258)		94,995,150

	Shares
Preferred Stocks–3.29%
Asset Management & Custody Banks–0.34%
State Street Corp., Series D, 5.90% Pfd.	75,000	1,905,000

Consumer Finance–0.00%
Ally Financial Inc., Series G, 7.00% Pfd.(b)	4	3,963

Diversified Banks–0.80%
CoBank ACB, Series F, 6.25% Pfd.(b)	20,000	2,015,000
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	3,072	76,800
Wells Fargo & Co., 5.85% Pfd.	97,000	2,404,630
		4,496,430

Investment Banking & Brokerage–1.68%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	78,000	1,847,820
Morgan Stanley, 6.88% Pfd.	125,000	3,235,000
Morgan Stanley, Series E, 7.13% Pfd.	164,000	4,395,446
		9,478,266

Multi-Line Insurance–0.02%
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	4,070	120,269

Office REIT’s–0.00%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	200	4,918

Other Diversified Financial Services–0.18%
Citigroup Inc., Series K, 6.88% Pfd.	39,000	1,014,838

Regional Banks–0.13%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	27,000	704,700

Reinsurance–0.14%
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	30,000	775,200

Tires & Rubber–0.00%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	126	9,357
Total Preferred Stocks (Cost $18,044,363)		18,512,941

	Principal Amount		Value
U.S. Treasury Securities–3.29%
U.S. Treasury Bills–1.03%
0.07%, 05/01/14(i)(j)		$1,480,000	$1,479,927
0.08%, 05/01/14(i)(j)		1,050,000	1,049,948
0.08%, 11/13/14(i)(j)(k)		475,000	474,714
0.09%, 05/01/14(i)(j)		275,000	274,987
0.09%, 11/13/14(i)(j)(k)		2,000,000	1,998,795
0.10%, 05/01/14(i)(j)		100,000	99,995
0.11%, 05/01/14(i)(j)		400,000	399,980
			5,778,346

U.S. Treasury Notes–1.55%
1.50%, 01/31/19		5,385,000	5,388,160
2.75%, 02/15/24		3,317,000	3,344,675
			8,732,835

U.S. Treasury Bonds–0.71%
3.75%, 11/15/43		3,881,000	3,998,331
Total U.S. Treasury Securities (Cost $18,397,203)			18,509,512

Non-U.S. Dollar Denominated Bonds & Notes–2.22%(l)
Broadcasting–0.03%
Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	146,312

Casinos & Gaming–0.01%
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	75,000	72,057

Food Distributors–0.03%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	179,799

Hotels, Resorts & Cruise Lines–0.03%
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	100,000	184,655

Independent Power Producers & Energy Traders–0.03%
Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	181,265

Other Diversified Financial Services–0.07%
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	192,568
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	190,893
			383,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Core Plus Bond Fund

	Principal Amount		Value
Sovereign Debt–1.99%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Unsec. Notes, 10.00%, 01/01/17	BRL	900,000	$372,172
Mexican Bonos (Mexico), Series M, Sr. Unsec. Bonds, 7.75%, 05/29/31	MXN	4,500,000	361,928
Series M, Unsec. Bonds, 7.75%, 11/13/42	MXN	60,000,000	4,725,985
Series M20, Sr. Unsec. Bonds, 10.00%, 12/05/24	MXN	1,300,000	125,791
New Zealand Government Bond (New Zealand), Series 423, Sr. Unsec. Bonds, 5.50%, 04/15/23	NZD	6,000,000	5,383,780
Peruvian Government International Bond (Peru), Sr. Unsec. Notes, 8.60%, 08/12/17(b)	PEN	210,000	85,805
Republic of Costa Rica (Costa Rica), Unsec. Bonds, 11.50%, 12/21/22(b)	CRC	90,000,000	181,433
			11,236,894

Wireless Telecommunication Services–0.03%
Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	100,000	143,551
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,506,346)			12,527,994

Municipal Obligations–1.60%
Florida Hurricane Catastrophe Fund Finance Corp. Series 2013 A, RB, 3.00%, 07/01/20		$1,450,000	1,440,850

	Principal Amount	Value
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	$500,000	$564,055
Series 2010, Build America RB, 6.66%, 04/01/57	550,000	617,529
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB, 5.00%, 06/01/39	2,000,000	1,938,480
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB, 6.25%, 12/15/26	2,000,000	2,400,340
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB, 5.50%, 01/01/42 (m)	2,000,000	2,059,140
Total Municipal Obligations (Cost $8,596,074)		9,020,394

	Shares
Common Stocks–0.00%
Paper Products–0.00%
NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $34,248)(b)(n)	160	13,280
TOTAL INVESTMENTS–107.81% (Cost $588,709,153)		607,147,030
OTHER ASSETS LESS LIABILITIES–(7.81)%		(43,997,533)
NET ASSETS–100.00%		$563,149,497

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
BRL	– Brazilian Real
CAD	– Canadian Dollar
Conv.	– Convertible
CRC	– Costa Rican Colon
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GBP	– British Pound
GNMA	– Government National Mortgage Association
Gtd.	– Guaranteed
IO	– Interest Only
Jr.	– Junior

MXN	– Mexican Peso
NZD	– New Zealand Dollar
PEN	– Peru Nuevo Sol
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
REMICS	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TBA	– To Be Announced
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Core Plus Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $142,332,899, which represented 25.27% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Perpetual bond with no specified maturity date.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at February 28, 2014 represented less than 1% of the Fund’s Net Assets.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1M and Note 4.
(l)	Foreign denominated security. Principal amount is denominated in currency indicated.
(m)	Security subject to the alternative minimum tax.
(n)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

Portfolio Composition

By security type, based on Net Assets as of February 28, 2014

U.S. Dollar Denominated Bonds and Notes	58.2%
Asset-Backed Securities	22.3
U.S. Government Sponsored Agency Mortgage-Backed Securities	16.9
Preferred Stocks	3.3
U.S. Treasury Securities	3.3
Non-U.S. Dollar Denominated Bonds & Notes	2.2
Municipal Obligations	1.6
Common Stocks & Other Equity Interests	0.0
Other Assets Less Liabilities	(7.8)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $588,709,153)	$607,147,030
Foreign currencies, at value (Cost $254,922)	254,142
Receivable for:
Investments sold	29,701,543
Variation margin — futures	98,351
Fund shares sold	693,393
Dividends and interest	5,273,480
Principal paydowns	19,604
Investment for trustee deferred compensation and retirement plans	108,902
Total assets	643,296,445

Liabilities:
Payable for:
Investments purchased	74,405,128
Fund shares reacquired	421,939
Amount due custodian	2,043,301
Dividends	167,418
Forward foreign currency contracts outstanding	137,928
Swap agreements	271,264
Variation margin — centrally cleared swap agreements	1,115
Accrued fees to affiliates	298,106
Accrued trustees’ and officers’ fees and benefits	3,596
Accrued other operating expenses	57,607
Trustee deferred compensation and retirement plans	124,346
Unrealized depreciation — OTC swap agreements	797,885
Premiums received — OTC swap agreements	1,417,315
Total liabilities	80,146,948
Net assets applicable to shares outstanding	$563,149,497

Net assets consist of:
Shares of beneficial interest	$631,424,080
Undistributed net investment income	(518,332)
Undistributed net realized gain (loss)	(85,159,855)
Net unrealized appreciation	17,403,604
$563,149,497

Net Assets:
Class A	$314,845,814
Class B	$13,681,825
Class C	$31,845,669
Class R	$2,949,925
Class Y	$1,570,576
Class R5	$1,397,453
Class R6	$196,858,235

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	29,286,575
Class B	1,272,982
Class C	2,963,253
Class R	274,472
Class Y	146,012
Class R5	130,086
Class R6	18,322,071
Class A:
Net asset value per share	$10.75
Maximum offering price per share
(Net asset value of $10.75 ÷ 95.75%)	$11.23
Class B:
Net asset value and offering price per share	$10.75
Class C:
Net asset value and offering price per share	$10.75
Class R:
Net asset value and offering price per share	$10.75
Class Y:
Net asset value and offering price per share	$10.76
Class R5:
Net asset value and offering price per share	$10.74
Class R6:
Net asset value and offering price per share	$10.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Interest	$12,394,355
Dividends	430,051
Dividends from affiliated money market funds	893
Total investment income	12,825,299

Expenses:
Advisory fees	1,249,344
Administrative services fees	79,134
Custodian fees	34,717
Distribution fees:
Class A	393,827
Class B	73,291
Class C	164,187
Class R	7,056
Transfer agent fees — A, B, C, R and Y	406,780
Transfer agent fees — R5	387
Transfer agent fees — R6	366
Trustees’ and officers’ fees and benefits	27,909
Other	168,714
Total expenses	2,605,712
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(509,361)
Net expenses	2,096,351
Net investment income	10,728,948

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,738,644
Foreign currencies	192,216
Forward foreign currency contracts	(258,480)
Futures contracts	(2,424,528)
Swap agreements	(566,375)
681,477
Change in net unrealized appreciation (depreciation) of:
Investment securities	18,932,678
Foreign currencies	2,867
Forward foreign currency contracts	(132,668)
Futures contracts	497,895
Swap agreements	(432,586)
18,868,186
Net realized and unrealized gain	19,549,663
Net increase in net assets resulting from operations	$30,278,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income	$10,728,948	$16,523,223
Net realized gain	681,477	5,207,319
Change in net unrealized appreciation (depreciation)	18,868,186	(33,872,114)
Net increase (decrease) in net assets resulting from operations	30,278,611	(12,141,572)

Distributions to shareholders from net investment income:
Class A	(6,829,786)	(10,265,479)
Class B	(261,431)	(483,301)
Class C	(586,197)	(953,544)
Class R	(57,791)	(95,262)
Class Y	(33,918)	(141,229)
Class R5	(40,307)	(498,139)
Class R6	(4,381,154)	(5,578,061)
Total distributions from net investment income	(12,190,584)	(18,015,015)

Share transactions–net:
Class A	(19,916,587)	46,603,321
Class B	(2,674,099)	(5,686,495)
Class C	(4,999,083)	(32,154)
Class R	37,371	(335,712)
Class Y	67,489	(4,179,243)
Class R5	(619,019)	(167,831,897)
Class R6	5,233,188	195,283,747
Net increase in net assets resulting from share transactions	(22,870,740)	63,821,567
Net increase in net assets	(4,782,713)	33,664,980

Net assets:
Beginning of period	567,932,210	534,267,230
End of period (includes undistributed net investment income of $(518,332) and $943,304, respectively)	$563,149,497	$567,932,210

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect

26                         Invesco Core Plus Bond Fund

appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

27                         Invesco Core Plus Bond Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the

28                         Invesco Core Plus Bond Fund

price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over the counter (OTC) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable on the Statement of Assets and Liabilities. During the term of the centrally cleared swap agreement, payments received from or paid to the counterparty, including termination, are recorded as realized gain (loss) on the Statement of Operations.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

29                         Invesco Core Plus Bond Fund

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

N.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
O.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.45%
Next $500 million	0.425%
Next $1.5 billion	0.40%
Next $2.5 billion	0.375%
Over $5 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective January 1, 2014, the Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.84%, 1.59%, 1.59%, 1.09%, 0.59%, 0.59% and 0.59%, respectively, of average daily net assets. Prior to January 1, 2014, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2014. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2014, the Adviser waived advisory fees of $127,332 and reimbursed class level expenses of $327,111, $15,219, $34,094, $2,930, $1,526, $284 and $366 of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

30                         Invesco Core Plus Bond Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $37,426 in front-end sales commissions from the sale of Class A shares and $839, $6,457 and $5,828 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,178,693	$9,347,528	$—	$18,526,221
U.S. Treasury Securities	—	18,509,512	—	18,509,512
U.S. Government Sponsored Securities	—	94,995,150	—	94,995,150
Corporate Debt Securities	—	313,599,379	0	313,599,379
Asset-Backed Securities	—	125,563,583	—	125,563,583
Municipal Obligations	—	9,020,394	—	9,020,394
Foreign Debt Securities	—	1,291,100	—	1,291,100
Foreign Sovereign Debt Securities	—	25,641,691	—	25,641,691
	9,178,693	597,968,337	0	607,147,030
Forward Foreign Currency Contracts*	—	(137,928)	—	(137,928)
Futures*	(101,504)	—	—	(101,504)
Swap Agreements*	—	(799,000)	—	(799,000)
Total Investments	$9,077,189	$597,031,409	$0	$606,108,598

*	Unrealized appreciation (depreciation).

31                         Invesco Core Plus Bond Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk
Swap agreements(a)	$—	$(797,885)
Currency risk
Forward foreign currency contracts(b)	49,354	(187,282)
Interest rate risk
Futures contracts(c)	121,513	(223,017)
Swap agreements(d)	—	(1,115)
Total	$170,867	$(1,209,299)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.
(c)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.
(d)	Values are disclosed on the Statement of Assets and Liabilities under the caption Variation margin – centrally cleared swap agreements.

Effect of Derivative Investments for the six months ended February 28, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures(a)	Forward Foreign Currency Contracts(a)	Swap Agreements(a)
Realized Gain (Loss)
Credit risk	$—	$—	$(147,008)
Currency risk	—	(258,480)	—
Interest rate risk	(2,424,528)	—	(419,367)
Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$—	$(431,471)
Currency risk	—	(132,668)	—
Interest rate risk	497,895	—	(1,115)
Total	$(1,926,633)	$(391,148)	$(998,961)

(a)	The average notional value of futures contracts, forward foreign currency contracts and swap agreements outstanding during the period was $176,423,672, $13,637,872 and $30,666,667, respectively.

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/06/14	Citigroup Global Markets Inc.	EUR	365,000	USD	498,234	$503,811	$(5,577)
03/06/14	RBC Capital Markets Corp.	GBP	416,000	USD	679,515	696,564	(17,049)
03/06/14	Citigroup Global Markets Inc.	USD	141,510	EUR	104,153	143,762	2,252
04/09/14	Citigroup Global Markets Inc.	NZD	6,448,842	USD	5,301,271	5,390,257	(88,986)
04/14/14	Citigroup Global Markets Inc.	GBP	111,159	USD	182,593	186,077	(3,484)
04/15/14	Citigroup Global Markets Inc.	EUR	3,880,476	USD	5,284,820	5,356,325	(71,505)
04/15/14	Citigroup Global Markets Inc.	USD	5,309,223	EUR	3,880,476	5,356,325	47,102
04/29/14	RBC Capital Markets Corp.	CAD	86,000	USD	76,874	77,555	(681)
Total forward foreign currency contracts — Currency Risk							$(137,928)

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
NZD	– New Zealand Dollar
USD	– U.S. Dollar

32                         Invesco Core Plus Bond Fund

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2 Year Treasury Notes	Long	304	June-2014	$66,842,000	$27,849
U.S. 5 Year Treasury Notes	Long	229	June-2014	27,447,797	74,651
U.S. 10 Year Treasury Notes	Short	560	June-2014	(69,737,500)	(75,573)
U.S. Long Bond	Short	315	June-2014	(41,914,688)	19,013
U.S. Ultra Bond	Short	120	June-2014	(17,231,250)	(147,444)
Total Futures Contracts — Interest Rate Risk					$(101,504)

Centrally Cleared Swap Agreements:

Interest Rate Swap Agreements
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse/CME	Pay	3 Month USD LIBOR	2.75%	March-2024	$1,000,000	$(1,115)
Total Interest Rate Swap Agreements — Interest Rate Risk						$(1,115)

Abbreviations:

CME	– Chicago Mercantile Exchange
LIBOR	– London interbank offer rate
USD	– United States Dollar

Over The Counter (OTC) Swap Agreements:

Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co., Inc.	CDX E.M.20-V1	Buy	(5.00)%	12/20/18	3.03%	$(25,000,000)	$(1,705,298)	$(429,103)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)	06/20/17	0.55	(5,500,000	287,983	(368,782)
Total Credit Default Swap Agreements — Credit Risk							$(1,417,315)	$(797,885)

(a)	Implied credit spreads represent the current level as of February 28, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

33                         Invesco Core Plus Bond Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 28, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC(b)	$121,513	$(121,513)	$—	$—	$—	$—
Bank of America Securities LLC(c)	287,983	(287,983)	—	—	—	—
Citigroup Global Markets Inc.(d)	49,354	(49,354)	—	—	—	—
Total	$458,850	$(458,850)	$—	$—	$—	$—

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC(b)	$223,017	$(121,513)	$101,504	$(101,504)	$—	$0
Bank of America Securities LLC(c)	379,629	(287,983)	91,646	—	—	91,646
Credit Suisse(c)	1,115	—	1,115	—	—	1,115
Citigroup Global Markets Inc.(d)	169,552	(49,354)	120,198	—	—	120,198
Morgan Stanley & Co., Inc.(c)	2,394,818	—	2,394,818	—	—	2,394,818
RBC Capital Markets Corp.(d)	17,730	—	17,730	—	—	17,730
Total	$3,185,861	$(458,850)	$2,727,011	$(101,504)	$—	$2,625,507

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
(b)	Futures contracts counterparty.
(c)	Swap agreements counterparty.
(d)	Forward foreign currency contracts counterparty.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $499.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

34                         Invesco Core Plus Bond Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$81,094,105	$—	$81,094,105

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $1,072,641,356 and $1,121,623,548, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $194,796,138 and $204,366,084, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$22,027,436
Aggregate unrealized (depreciation) of investment securities	(4,535,574)
Net unrealized appreciation of investment securities	$17,491,862

Cost of investments for tax purposes is $589,655,168.

35                         Invesco Core Plus Bond Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	2,366,268	$25,075,020	11,443,179	$124,770,153
Class B	48,526	513,905	259,725	2,842,268
Class C	324,330	3,443,910	1,644,469	17,949,741
Class R	29,564	313,482	97,728	1,065,927
Class Y	69,373	736,505	342,319	3,760,180
Class R5	875	9,333	302,401	3,240,211
Class R6(b)	793,502	8,403,766	17,635,417	193,142,924

Issued as reinvestment of dividends:
Class A	603,005	6,416,009	816,836	8,849,484
Class B	22,539	239,778	37,163	403,488
Class C	50,554	537,664	74,719	809,654
Class R	5,415	57,605	8,695	94,324
Class Y	2,614	27,841	4,187	45,485
Class R5	3,721	39,535	8,502	92,331
Class R6	412,182	4,381,638	515,819	5,577,578

Automatic conversion of Class B shares to Class A shares:
Class A	99,799	1,062,352	311,678	3,391,634
Class B	(99,834)	(1,062,352)	(311,701)	(3,391,634)

Reacquired:
Class A	(4,952,954)	(52,469,968)	(8,373,749)	(90,407,950)
Class B	(223,379)	(2,365,430)	(512,456)	(5,540,617)
Class C	(848,494)	(8,980,657)	(1,749,709)	(18,791,549)
Class R	(31,478)	(333,716)	(138,164)	(1,495,963)
Class Y	(65,738)	(696,857)	(731,992)	(7,984,908)
Class R5	(62,905)	(667,887)	(15,607,029)	(171,164,439)
Class R6	(712,706)	(7,552,216)	(322,143)	(3,436,755)
Net increase (decrease) in share activity	(2,165,221)	$(22,870,740)	5,755,894	$63,821,567

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 35% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Commencement date of September 24, 2012.

36                         Invesco Core Plus Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/14	$10.41	$0.20	$0.37	$0.57	$(0.23)	$—	$(0.23)	$10.75	5.50%	$314,846	0.78	%(d)	1.03	%(d)	3.81	%(d)	202%
Year ended 08/31/13	10.95	0.31	(0.51)	(0.20)	(0.34)	—	(0.34)	10.41	(1.92)	324,537	0.73		0.99		2.86		252
Year ended 08/31/12	10.60	0.37	0.44	0.81	(0.44)	(0.02)	(0.46)	10.95	7.86	295,311	0.74		1.01		3.44		297
Year ended 08/31/11	10.75	0.35	(0.03)	0.32	(0.32)	(0.15)	(0.47)	10.60	3.10	225,417	0.75		1.20		3.27		138
Year ended 08/31/10	10.29	0.37	0.65	1.02	(0.49)	(0.07)	(0.56)	10.75	10.26	7,219	0.87		5.61		3.55		78
Year ended 08/31/09(e)	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.58	2,882	0.84	(f)	12.89	(f)	3.47	(f)	43
Class B
Six months ended 02/28/14	10.41	0.16	0.37	0.53	(0.19)	—	(0.19)	10.75	5.11	13,682	1.53	(d)	1.78	(d)	3.06	(d)	202
Year ended 08/31/13	10.95	0.23	(0.51)	(0.28)	(0.26)	—	(0.26)	10.41	(2.66)	15,876	1.48		1.74		2.11		252
Year ended 08/31/12	10.60	0.29	0.44	0.73	(0.36)	(0.02)	(0.38)	10.95	7.06	22,465	1.49		1.76		2.69		297
Year ended 08/31/11	10.74	0.27	(0.02)	0.25	(0.24)	(0.15)	(0.39)	10.60	2.43	24,401	1.50		1.95		2.52		138
Year ended 08/31/10	10.29	0.29	0.64	0.93	(0.41)	(0.07)	(0.48)	10.74	9.34	954	1.62		6.36		2.80		78
Year ended 08/31/09(e)	10.00	0.07	0.27	0.34	(0.05)	—	(0.05)	10.29	3.39	205	1.59	(f)	13.64	(f)	2.72	(f)	43
Class C
Six months ended 02/28/14	10.41	0.16	0.37	0.53	(0.19)	—	(0.19)	10.75	5.11	31,846	1.53	(d)	1.78	(d)	3.06	(d)	202
Year ended 08/31/13	10.94	0.23	(0.50)	(0.27)	(0.26)	—	(0.26)	10.41	(2.56)	35,770	1.48		1.74		2.11		252
Year ended 08/31/12	10.60	0.29	0.44	0.73	(0.37)	(0.02)	(0.39)	10.94	6.96	37,950	1.49		1.76		2.69		297
Year ended 08/31/11	10.74	0.27	(0.02)	0.25	(0.24)	(0.15)	(0.39)	10.60	2.43	33,476	1.50		1.95		2.52		138
Year ended 08/31/10	10.29	0.29	0.64	0.93	(0.41)	(0.07)	(0.48)	10.74	9.34	844	1.62		6.36		2.80		78
Year ended 08/31/09(e)	10.00	0.07	0.27	0.34	(0.05)	—	(0.05)	10.29	3.39	223	1.59	(f)	13.64	(f)	2.72	(f)	43
Class R
Six months ended 02/28/14	10.41	0.19	0.37	0.56	(0.22)	—	(0.22)	10.75	5.37	2,950	1.03	(d)	1.28	(d)	3.56	(d)	202
Year ended 08/31/13	10.95	0.28	(0.51)	(0.23)	(0.31)	—	(0.31)	10.41	(2.16)	2,820	0.98		1.24		2.61		252
Year ended 08/31/12	10.60	0.34	0.44	0.78	(0.41)	(0.02)	(0.43)	10.95	7.59	3,313	0.99		1.26		3.19		297
Year ended 08/31/11	10.74	0.32	(0.02)	0.30	(0.29)	(0.15)	(0.44)	10.60	2.94	2,301	1.00		1.45		3.02		138
Year ended 08/31/10	10.29	0.34	0.64	0.98	(0.46)	(0.07)	(0.53)	10.74	9.88	153	1.12		5.86		3.30		78
Year ended 08/31/09(e)	10.00	0.08	0.27	0.35	(0.06)	—	(0.06)	10.29	3.51	105	1.09	(f)	13.14	(f)	3.22	(f)	43
Class Y
Six months ended 02/28/14	10.42	0.21	0.37	0.58	(0.24)	—	(0.24)	10.76	5.63	1,571	0.53	(d)	0.78	(d)	4.06	(d)	202
Year ended 08/31/13	10.95	0.34	(0.50)	(0.16)	(0.37)	—	(0.37)	10.42	(1.58)	1,456	0.48		0.74		3.11		252
Year ended 08/31/12	10.60	0.39	0.45	0.84	(0.47)	(0.02)	(0.49)	10.95	8.12	5,753	0.49		0.76		3.69		297
Year ended 08/31/11	10.74	0.37	(0.01)	0.36	(0.35)	(0.15)	(0.50)	10.60	3.46	5,234	0.50		0.95		3.52		138
Year ended 08/31/10	10.29	0.40	0.63	1.03	(0.51)	(0.07)	(0.58)	10.74	10.43	144	0.62		5.36		3.80		78
Year ended 08/31/09(e)	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.64	126	0.59	(f)	12.64	(f)	3.72	(f)	43
Class R5
Six months ended 02/28/14	10.40	0.21	0.37	0.58	(0.24)	—	(0.24)	10.74	5.64	1,397	0.52	(d)	0.60	(d)	4.07	(d)	202
Year ended 08/31/13	10.94	0.34	(0.51)	(0.17)	(0.37)	—	(0.37)	10.40	(1.68)	1,960	0.48		0.56		3.11		252
Year ended 08/31/12	10.60	0.39	0.44	0.83	(0.47)	(0.02)	(0.49)	10.94	8.03	169,474	0.49		0.56		3.69		297
Year ended 08/31/11	10.74	0.37	(0.01)	0.36	(0.35)	(0.15)	(0.50)	10.60	3.46	166,656	0.50		0.66		3.52		138
Year ended 08/31/10	10.29	0.40	0.64	1.04	(0.52)	(0.07)	(0.59)	10.74	10.43	115	0.62		5.29		3.80		78
Year ended 08/31/09(e)	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.64	104	0.59	(f)	12.68	(f)	3.72	(f)	43
Class R6
Six months ended 02/28/14	10.41	0.21	0.36	0.57	(0.24)	—	(0.24)	10.74	5.54	196,858	0.51	(d)	0.56	(d)	4.08	(d)	202
Year ended 08/31/13(e)	10.97	0.32	(0.54)	(0.22)	(0.34)	—	(0.34)	10.41	(2.07)	185,513	0.48	(f)	0.54	(f)	3.11	(f)	252

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $390,261,951 and sold of $29,803,473 in the effort to realign the Fund’s portfolio holdings after the reorganizations of Invesco Core Bond Fund and Invesco Van Kampen Core Plus Fixed Income Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $317,672, $14,780, $33,110, $2,846, $1,482, $1,782 and $191,716 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of June 3, 2009 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

37                         Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/14)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,055.00	$3.97	$1,020.93	$3.91	0.78%
B	1,000.00	1,051.10	7.78	1,017.21	7.65	1.53
C	1,000.00	1,051.10	7.78	1,017.21	7.65	1.53
R	1,000.00	1,053.70	5.24	1,019.69	5.16	1.03
Y	1,000.00	1,056.30	2.70	1,022.17	2.66	0.53
R5	1,000.00	1,055.40	2.65	1,022.22	2.61	0.52
R6	1,000.00	1,055.40	2.60	1,022.27	2.56	0.51

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2014, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.84%, 1.59%, 1.59%, 1.09%, 0.59%, 0.59% and 0.59% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.84%, 1.59%, 1.59%, 1.09%, 0.59%, 0.59% and 0.56% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.28, $8.09, $8.09, $5.55, $3.01, $3.01 and $2.85 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.21, $7.95, $7.95, $5.46, $2.96, $2.96 and $2.81 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

38                         Invesco Core Plus Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	CPB-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Invesco Equally-Weighted S&P 500 Fund

Nasdaq:

A: VADAX  ■  B: VADBX  ■  C: VADCX  ■  R: VADRX  ■  Y:  VADDX  ■  R6: VADFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.48%
Class B Shares	16.03
Class C Shares	16.04
Class R Shares	16.33
Class Y Shares	16.61
Class R6 Shares	16.63
S&P 500 Index‚ (Broad Market Index)	15.07
S&P 500 Equal Weight Index‚ (Style-Specific Index)	16.86
Lipper Multi-Cap Core Funds Index■ (Peer Group Index)	15.57

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500 Index.

    The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.26%
10 Years	8.26
5 Years	26.66
1 Year	21.29

Class B Shares
Inception (12/1/87)	11.35%
10 Years	8.22
5 Years	27.00
1 Year	22.40

Class C Shares
Inception (7/28/97)	7.83%
10 Years	8.07
5 Years	27.14
1 Year	26.38

Class R Shares
Inception (3/31/08)	10.63%
5 Years	27.78
1 Year	28.03

Class Y Shares
Inception (7/28/97)	8.89%
10 Years	9.14%
5 Years	28.41
1 Year	28.68

Class R6 Shares
10 Years	8.92%
5 Years	28.20
1 Year	28.70

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equally-Weighted S&P 500 Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of

Average Annual Total Returns
As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.20%
10 Years	8.48
5 Years	21.07
1 Year	27.91

Class B Shares
Inception (12/1/87)	11.33%
10 Years	8.44
5 Years	21.36
1 Year	29.32

Class C Shares
Inception (7/28/97)	7.78%
10 Years	8.29
5 Years	21.54
1 Year	33.30

Class R Shares
Inception (3/31/08)	10.54%
5 Years	22.15
1 Year	34.97

Class Y Shares
Inception (7/28/97)	8.84%
10 Years	9.36%
5 Years	22.75
1 Year	35.68

Class R6 Shares
10 Years	9.13%
5 Years	22.53
1 Year	35.67

the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R6 shares was 0.57%, 1.32%, 1.32%, 0.82%, 0.32% and 0.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Equally-Weighted S&P 500 Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.72%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The)	260,228	$4,611,240
Omnicom Group Inc.	62,391	4,721,751
	9,332,991

Aerospace & Defense–2.29%
Boeing Co. (The)	32,083	4,136,140
General Dynamics Corp.	47,570	5,210,818
Honeywell International Inc.	49,575	4,681,863
L-3 Communications Holdings, Inc.	42,000	4,846,800
Lockheed Martin Corp.	30,883	5,012,311
Northrop Grumman Corp.	39,420	4,771,003
Precision Castparts Corp.	16,963	4,374,418
Raytheon Co.	49,672	4,863,386
Rockwell Collins, Inc.	60,212	4,969,898
Textron Inc.	136,483	5,418,375
United Technologies Corp.	39,997	4,680,449
	52,965,461

Agricultural Products–0.19%
Archer-Daniels-Midland Co.	106,438	4,321,383

Air Freight & Logistics–0.70%
C.H. Robinson Worldwide, Inc.	76,130	3,948,102
Expeditors International of Washington, Inc.	99,808	3,943,414
FedEx Corp.	31,136	4,151,363
United Parcel Service, Inc.–Class B	42,352	4,056,051
	16,098,930

Airlines–0.44%
Delta Air Lines, Inc.	151,348	5,026,267
Southwest Airlines Co.	230,475	5,171,859
	10,198,126

Aluminum–0.23%
Alcoa Inc.	451,500	5,300,610

Apparel Retail–0.95%
Gap, Inc. (The)	111,554	4,880,487
L Brands, Inc.	70,193	3,953,972
Ross Stores, Inc.	59,851	4,357,153
TJX Cos., Inc. (The)	70,193	4,314,062
Urban Outfitters, Inc.(b)	120,004	4,492,950
	21,998,624

Apparel, Accessories & Luxury Goods–1.10%
Coach, Inc.	77,364	3,776,137
Fossil Group, Inc.(b)	35,307	4,057,127
Michael Kors Holdings Ltd.(b)	52,190	5,116,186
PVH Corp.	33,269	4,206,200
Ralph Lauren Corp.	24,508	3,947,748

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
VF Corp.	73,247	$4,291,542
	25,394,940

Application Software–1.02%
Adobe Systems Inc.(b)	70,516	4,838,103
Autodesk, Inc.(b)	89,940	4,718,252
Citrix Systems, Inc.(b)	74,043	4,446,282
Intuit Inc.	57,234	4,472,837
Salesforce.com, Inc.(b)	83,977	5,237,646
	23,713,120

Asset Management & Custody Banks–1.70%
Ameriprise Financial, Inc.	40,248	4,386,630
Bank of New York Mellon Corp. (The)	130,469	4,175,008
BlackRock, Inc.	14,418	4,395,183
Franklin Resources, Inc.	79,484	4,232,523
Invesco Ltd.(c)	124,169	4,258,997
Legg Mason, Inc.	103,763	4,768,947
Northern Trust Corp.	74,570	4,612,154
State Street Corp.	61,577	4,043,762
T. Rowe Price Group Inc.	54,787	4,447,061
	39,320,265

Auto Parts & Equipment–0.61%
BorgWarner, Inc.	79,831	4,905,615
Delphi Automotive PLC (United Kingdom)	73,272	4,877,717
Johnson Controls, Inc.	85,875	4,242,225
	14,025,557

Automobile Manufacturers–0.34%
Ford Motor Co.	258,816	3,983,178
General Motors Co.	107,236	3,881,943
	7,865,121

Automotive Retail–0.81%
AutoNation, Inc.(b)	85,857	4,519,513
AutoZone, Inc.(b)	9,230	4,969,801
CarMax, Inc.(b)	84,273	4,081,341
O’Reilly Automotive, Inc.(b)	33,950	5,121,358
	18,692,013

Biotechnology–1.55%
Alexion Pharmaceuticals, Inc.(b)	34,713	6,137,258
Amgen Inc.	38,281	4,747,610
Biogen Idec Inc.(b)	15,595	5,312,905
Celgene Corp.(b)	26,038	4,185,609
Gilead Sciences, Inc.(b)	60,136	4,978,659
Regeneron Pharmaceuticals, Inc.(b)	15,926	5,295,395
Vertex Pharmaceuticals Inc.(b)	65,875	5,326,652
	35,984,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Brewers–0.20%
Molson Coors Brewing Co.–Class B	80,724	$4,587,545

Broadcasting–0.59%
CBS Corp.–Class B	73,498	4,930,246
Discovery Communications, Inc.–Class A(b)	52,076	4,338,972
Scripps Networks Interactive Inc.–Class A	53,185	4,320,750
	13,589,968

Building Products–0.44%
Allegion PLC(b)	99,277	5,395,705
Masco Corp.	201,774	4,711,423
	10,107,128

Cable & Satellite–0.81%
Cablevision Systems Corp.–Class A	263,421	4,636,210
Comcast Corp.–Class A	87,609	4,528,509
DIRECTV(b)	64,441	5,000,621
Time Warner Cable Inc.	32,674	4,585,796
	18,751,136

Casinos & Gaming–0.41%
International Game Technology	246,485	3,719,458
Wynn Resorts Ltd.	23,622	5,728,099
	9,447,557

Coal & Consumable Fuels–0.38%
CONSOL Energy Inc.	115,485	4,630,949
Peabody Energy Corp.	233,229	4,095,501
	8,726,450

Commodity Chemicals–0.21%
LyondellBasell Industries N.V.–Class A	56,355	4,963,748

Communications Equipment–1.29%
Cisco Systems, Inc.	212,142	4,624,696
F5 Networks, Inc.(b)	52,702	5,920,543
Harris Corp.	65,503	4,835,431
Juniper Networks, Inc.(b)	207,729	5,554,673
Motorola Solutions, Inc.	66,007	4,369,663
QUALCOMM, Inc.	59,158	4,454,006
	29,759,012

Computer & Electronics Retail–0.27%
Best Buy Co., Inc.	105,992	2,822,567
GameStop Corp.–Class A	90,796	3,387,599
	6,210,166

Computer Hardware–0.38%
Apple Inc.	7,744	4,075,202
Hewlett-Packard Co.	160,394	4,792,573
	8,867,775

Computer Storage & Peripherals–1.00%
EMC Corp.	184,282	4,859,516
NetApp, Inc.	107,964	4,362,825
SanDisk Corp.	64,792	4,814,046

	Shares	Value
Computer Storage & Peripherals–(continued)
Seagate Technology PLC	85,875	$4,481,816
Western Digital Corp.	54,316	4,724,949
	23,243,152

Construction & Engineering–0.62%
Fluor Corp.	57,410	4,460,183
Jacobs Engineering Group, Inc.(b)	75,647	4,587,990
Quanta Services, Inc.(b)	149,452	5,262,205
	14,310,378

Construction & Farm Machinery & Heavy Trucks–1.01%
Caterpillar Inc.	49,897	4,838,512
Cummins Inc.	33,025	4,819,008
Deere & Co.	49,250	4,232,053
Joy Global Inc.	80,212	4,411,660
PACCAR Inc.	76,455	5,033,797
	23,335,030

Construction Materials–0.22%
Vulcan Materials Co.	76,496	5,196,373

Consumer Electronics–0.46%
Garmin Ltd.	92,180	4,946,379
Harman International Industries, Inc.	54,371	5,694,275
	10,640,654

Consumer Finance–0.77%
American Express Co.	51,310	4,683,577
Capital One Financial Corp.	60,077	4,411,454
Discover Financial Services	80,983	4,646,805
SLM Corp.	166,682	3,990,367
	17,732,203

Data Processing & Outsourced Services–2.14%
Alliance Data Systems Corp.(b)	17,115	4,879,658
Automatic Data Processing, Inc.	55,747	4,336,002
Computer Sciences Corp.	82,067	5,186,634
Fidelity National Information Services, Inc.	84,555	4,702,103
Fiserv, Inc.(b)	76,783	4,457,253
MasterCard, Inc.–Class A	54,490	4,234,963
Paychex, Inc.	100,721	4,206,109
Total System Services, Inc.	137,224	4,179,843
Visa Inc.–Class A	20,706	4,678,314
Western Union Co. (The)	262,294	4,388,179
Xerox Corp.	378,973	4,164,913
	49,413,971

Department Stores–0.59%
Kohl’s Corp.	79,396	4,461,261
Macy’s, Inc.	83,519	4,832,409
Nordstrom, Inc.	71,455	4,393,054
	13,686,724

Distillers & Vintners–0.66%
Beam Inc.	65,284	5,415,961

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Distillers & Vintners–(continued)
Brown-Forman Corp.–Class B	58,521	$4,904,060
Constellation Brands, Inc.–Class A(b)	61,941	5,019,079
		15,339,100

Distributors–0.20%
Genuine Parts Co.	52,930	4,662,604

Diversified Banks–0.59%
Comerica Inc.	95,331	4,593,048
U.S. Bancorp	109,926	4,522,356
Wells Fargo & Co.	98,187	4,557,840
		13,673,244

Diversified Chemicals–0.84%
Dow Chemical Co. (The)	103,413	5,037,247
E. I. du Pont de Nemours and Co.	71,277	4,748,474
Eastman Chemical Co.	59,084	5,165,714
FMC Corp.	58,569	4,520,355
		19,471,790

Diversified Metals & Mining–0.18%
Freeport-McMoRan Copper & Gold Inc.	125,036	4,078,674

Diversified REIT’s–0.20%
Vornado Realty Trust	48,753	4,694,426

Diversified Support Services–0.37%
Cintas Corp.	77,490	4,700,543
Iron Mountain Inc.	145,600	3,960,320
		8,660,863

Drug Retail–0.42%
CVS Caremark Corp.	63,790	4,665,601
Walgreen Co.	75,315	5,117,654
		9,783,255

Education Services–0.22%
Graham Holdings Co.–Class B	6,965	5,005,745

Electric Utilities–2.59%
American Electric Power Co., Inc.	93,749	4,706,200
Duke Energy Corp.	62,967	4,463,101
Edison International	93,996	4,922,570
Entergy Corp.	70,159	4,477,547
Exelon Corp.	155,009	4,713,824
FirstEnergy Corp.	135,407	4,167,827
NextEra Energy, Inc.	51,912	4,744,238
Northeast Utilities	103,239	4,588,974
Pepco Holdings, Inc.	231,095	4,712,027
Pinnacle West Capital Corp.	81,321	4,525,514
PPL Corp.	146,795	4,740,010
Southern Co. (The)	107,022	4,532,382
Xcel Energy, Inc.	154,785	4,688,438
		59,982,652

	Shares	Value
Electrical Components & Equipment–0.98%
AMETEK, Inc.	87,129	$4,638,748
Eaton Corp. PLC	60,501	4,520,030
Emerson Electric Co.	64,860	4,232,763
Rockwell Automation, Inc.	38,849	4,772,211
Roper Industries, Inc.	33,053	4,482,648
		22,646,400

Electronic Components–0.40%
Amphenol Corp.–Class A	50,419	4,437,880
Corning Inc.	254,370	4,901,710
		9,339,590

Electronic Equipment & Instruments–0.22%
FLIR Systems, Inc.	149,608	5,107,617

Electronic Manufacturing Services–0.39%
Jabil Circuit, Inc.	225,157	4,167,656
TE Connectivity Ltd. (Switzerland)	82,603	4,838,884
		9,006,540

Environmental & Facilities Services–0.55%
Republic Services, Inc.	126,510	4,315,256
Stericycle, Inc.(b)	37,473	4,271,922
Waste Management, Inc.	98,435	4,085,053
		12,672,231

Fertilizers & Agricultural Chemicals–0.60%
CF Industries Holdings, Inc.	19,036	4,776,132
Monsanto Co.	38,800	4,268,776
Mosaic Co. (The)	97,651	4,771,228
		13,816,136

Food Distributors–0.18%
Sysco Corp.	118,349	4,262,931

Food Retail–0.58%
Kroger Co. (The)	107,558	4,510,982
Safeway Inc.	128,095	4,797,158
Whole Foods Market, Inc.	76,660	4,143,473
		13,451,613

Footwear–0.19%
NIKE, Inc.–Class B	56,200	4,400,460

Gas Utilities–0.19%
AGL Resources Inc.	94,181	4,430,274

General Merchandise Stores–0.74%
Dollar General Corp.(b)	70,994	4,252,541
Dollar Tree, Inc.(b)	77,059	4,220,521
Family Dollar Stores, Inc.	67,132	4,397,146
Target Corp.	68,854	4,306,129
		17,176,337

Gold–0.19%
Newmont Mining Corp.	184,440	4,290,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Distributors–0.78%
AmerisourceBergen Corp.	62,728	$4,256,095
Cardinal Health, Inc.	65,374	4,676,202
McKesson Corp.	27,280	4,829,924
Patterson Cos. Inc.	106,438	4,380,988
		18,143,209

Health Care Equipment–2.86%
Abbott Laboratories	117,959	4,692,409
Baxter International Inc.	64,792	4,503,044
Becton, Dickinson and Co.	40,717	4,691,413
Boston Scientific Corp.(b)	376,977	4,938,399
C.R. Bard, Inc.	32,138	4,633,014
CareFusion Corp.(b)	110,920	4,495,588
Covidien PLC	65,244	4,694,306
Edwards Lifesciences Corp.(b)	69,885	4,875,178
Intuitive Surgical, Inc.(b)	11,830	5,262,339
Medtronic, Inc.	76,825	4,552,649
St. Jude Medical, Inc.	74,043	4,984,575
Stryker Corp.	60,002	4,814,560
Varian Medical Systems, Inc.(b)	56,156	4,707,557
Zimmer Holdings, Inc.	47,438	4,451,582
		66,296,613

Health Care Facilities–0.20%
Tenet Healthcare Corp.(b)	106,438	4,696,045

Health Care Services–0.80%
DaVita HealthCare Partners Inc.(b)	71,206	4,893,988
Express Scripts Holding Co.(b)	64,451	4,853,805
Laboratory Corp. of America Holdings(b)	48,173	4,506,103
Quest Diagnostics Inc.	79,220	4,198,660
		18,452,556

Health Care Supplies–0.18%
DENTSPLY International Inc.	89,752	4,072,946

Health Care Technology–0.21%
Cerner Corp.(b)	79,264	4,864,432

Home Entertainment Software–0.24%
Electronic Arts Inc.(b)	193,238	5,524,674

Home Furnishings–0.39%
Leggett & Platt, Inc.	147,298	4,720,901
Mohawk Industries, Inc.(b)	30,748	4,351,764
		9,072,665

Home Improvement Retail–0.39%
Home Depot, Inc. (The)	54,343	4,457,756
Lowe’s Cos., Inc.	91,143	4,559,885
		9,017,641

Homebuilding–0.69%
D.R. Horton, Inc.	226,464	5,561,956
Lennar Corp.–Class A	122,679	5,383,154

	Shares	Value
Homebuilding–(continued)
PulteGroup Inc.	238,145	$4,998,664
		15,943,774

Home Furnishing Retail–0.16%
Bed Bath & Beyond Inc.(b)	56,112	3,805,516

Hotels, Resorts & Cruise Lines–0.82%
Carnival Corp.	119,304	4,731,597
Marriott International Inc.–Class A	92,199	4,999,952
Starwood Hotels & Resorts Worldwide, Inc.	57,866	4,771,630
Wyndham Worldwide Corp.	60,826	4,432,999
		18,936,178

Household Appliances–0.18%
Whirlpool Corp.	28,845	4,171,852

Household Products–0.73%
Clorox Co. (The)	46,045	4,018,808
Colgate-Palmolive Co.	67,111	4,216,584
Kimberly-Clark Corp.	41,317	4,559,331
Procter & Gamble Co. (The)	52,126	4,100,231
		16,894,954

Housewares & Specialties–0.19%
Newell Rubbermaid Inc.	139,589	4,482,203

Human Resource & Employment Services–0.19%
Robert Half International, Inc.	109,199	4,470,607

Hypermarkets & Super Centers–0.36%
Costco Wholesale Corp.	36,415	4,253,272
Wal-Mart Stores, Inc.	54,991	4,107,828
		8,361,100

Independent Power Producers & Energy Traders–0.38%
AES Corp. (The)	313,872	4,284,353
NRG Energy, Inc.	153,622	4,465,791
		8,750,144

Industrial Conglomerates–0.57%
3M Co.	33,961	4,575,566
Danaher Corp.	58,015	4,437,567
General Electric Co.	159,975	4,074,563
		13,087,696

Industrial Gases–0.59%
Air Products and Chemicals, Inc.	39,859	4,835,694
Airgas, Inc.	40,377	4,352,640
Praxair, Inc.	34,556	4,505,066
		13,693,400

Industrial Machinery–2.00%
Dover Corp.(b)	57,417	4,469,913
Flowserve Corp.	59,338	4,818,839
Illinois Tool Works Inc.	54,385	4,486,763
Ingersoll-Rand PLC	75,567	4,620,166
Pall Corp.	52,586	4,522,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Industrial Machinery–(continued)
Parker Hannifin Corp.	36,090	$4,350,650
Pentair Ltd.	61,330	4,956,077
Snap-on Inc.	41,369	4,640,361
Stanley Black & Decker Inc.	53,351	4,430,267
Xylem, Inc.	126,997	4,997,332
		46,292,764

Industrial REIT’s–0.21%
Prologis, Inc.	118,317	4,873,477

Insurance Brokers–0.38%
Aon PLC (United Kingdom)	52,612	4,503,587
Marsh & McLennan Cos., Inc.	90,872	4,376,396
		8,879,983

Integrated Oil & Gas–0.93%
Chevron Corp.	35,810	4,129,967
Exxon Mobil Corp.	45,049	4,336,867
Hess Corp.	54,385	4,352,432
Murphy Oil Corp.	68,144	4,045,709
Occidental Petroleum Corp.	47,126	4,548,602
		21,413,577

Integrated Telecommunication Services–0.94%
AT&T Inc.	126,846	4,050,193
CenturyLink Inc.	139,725	4,367,804
Frontier Communications Corp.	967,065	4,719,277
Verizon Communications Inc.	89,752	4,270,400
Windstream Holdings Inc.	539,418	4,326,132
		21,733,806

Internet Retail–1.07%
Amazon.com, Inc.(b)	11,174	4,046,105
Expedia, Inc.	68,448	5,375,221
Netflix Inc.(b)	11,636	5,185,351
Priceline.com Inc.(b)	3,665	4,943,499
TripAdvisor Inc.(b)	52,761	5,288,763
		24,838,939

Internet Software & Services–1.27%
Akamai Technologies, Inc.(b)	93,913	5,740,902
eBay Inc.(b)	83,292	4,895,071
Facebook Inc.–Class A(b)	80,528	5,512,947
Google Inc.–Class A(b)	4,047	4,919,735
VeriSign, Inc.(b)	75,263	4,147,744
Yahoo! Inc.(b)	108,073	4,179,183
		29,395,582

Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	173,204	4,591,638
E*TRADE Financial Corp.(b)	231,719	5,206,726
Goldman Sachs Group, Inc. (The)	25,498	4,244,142
Morgan Stanley	138,107	4,253,696
		18,296,202

	Shares	Value
IT Consulting & Other Services–0.82%
Accenture PLC–Class A	58,070	$4,840,135
Cognizant Technology Solutions Corp.–Class A(b)	45,902	4,776,562
International Business Machines Corp.	24,847	4,600,919
Teradata Corp.(b)	104,750	4,810,120
		19,027,736

Leisure Products–0.35%
Hasbro, Inc.	82,955	4,575,798
Mattel, Inc.	94,638	3,530,944
		8,106,742

Life & Health Insurance–1.28%
Aflac, Inc.	65,096	4,171,352
Lincoln National Corp.	84,290	4,225,458
MetLife, Inc.	83,878	4,250,098
Principal Financial Group, Inc.	89,304	4,049,936
Prudential Financial, Inc.	48,686	4,117,862
Torchmark Corp.	56,615	4,388,229
Unum Group	126,622	4,403,913
		29,606,848

Life Sciences Tools & Services–0.85%
Agilent Technologies, Inc.	77,841	4,431,488
PerkinElmer, Inc.	110,180	4,993,358
Thermo Fisher Scientific, Inc.	42,369	5,276,635
Waters Corp.(b)	44,712	4,980,917
		19,682,398

Managed Health Care–0.99%
Aetna Inc.	66,037	4,801,550
Cigna Corp.	51,575	4,104,854
Humana Inc.	42,975	4,832,969
UnitedHealth Group Inc.	60,921	4,707,366
WellPoint, Inc.	48,931	4,432,659
		22,879,398

Metal & Glass Containers–0.39%
Ball Corp.	86,029	4,779,771
Owens-Illinois, Inc.(b)	126,473	4,289,964
		9,069,735

Motorcycle Manufacturers–0.18%
Harley-Davidson, Inc.	63,601	4,201,482

Movies & Entertainment–0.79%
Time Warner Inc.	65,503	4,397,216
Twenty-First Century Fox, Inc.–Class A	130,390	4,373,281
Viacom Inc.–Class B	52,878	4,638,987
Walt Disney Co. (The)	61,674	4,983,876
		18,393,360

Multi-Line Insurance–0.93%
American International Group, Inc.	86,341	4,297,191
Assurant, Inc.	66,829	4,385,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Multi-Line Insurance–(continued)
Genworth Financial Inc.–Class A(b)	287,016	$4,460,229
Hartford Financial Services Group, Inc. (The)	122,609	4,314,611
Loews Corp.	92,219	4,009,682
	21,467,700

Multi-Sector Holdings–0.19%
Leucadia National Corp.	157,858	4,410,552

Multi-Utilities–2.82%
Ameren Corp.	122,609	4,954,630
CenterPoint Energy, Inc.	189,319	4,477,394
CMS Energy Corp.	163,821	4,657,431
Consolidated Edison, Inc.	79,031	4,429,688
Dominion Resources, Inc.	67,533	4,686,790
DTE Energy Co.	65,694	4,714,201
Integrys Energy Group, Inc.	80,846	4,630,050
NiSource Inc.	138,777	4,832,215
PG&E Corp.	106,228	4,680,406
Public Service Enterprise Group Inc.	134,769	4,940,632
SCANA Corp.	92,259	4,566,821
Sempra Energy	49,643	4,689,774
TECO Energy, Inc.	255,429	4,286,099
Wisconsin Energy Corp.	105,939	4,657,078
	65,203,209

Office REIT’s–0.21%
Boston Properties, Inc.	43,608	4,902,847

Office Services & Supplies–0.21%
Pitney Bowes Inc.	193,065	4,913,504

Oil & Gas Drilling–1.33%
Diamond Offshore Drilling, Inc.	76,414	3,614,382
Ensco PLC–Class A	74,479	3,922,064
Helmerich & Payne, Inc.	53,995	5,332,006
Nabors Industries Ltd.	273,140	6,287,683
Noble Corp. PLC	117,475	3,647,599
Rowan Cos. PLC–Class A(b)	127,638	4,258,004
Transocean Ltd.	89,044	3,775,465
	30,837,203

Oil & Gas Equipment & Services–1.21%
Baker Hughes Inc.	81,459	5,154,726
Cameron International Corp.(b)	76,551	4,903,857
FMC Technologies, Inc.(b)	83,276	4,183,786
Halliburton Co.	86,935	4,955,295
National Oilwell Varco Inc.	54,530	4,200,991
Schlumberger Ltd.	49,712	4,623,216
	28,021,871

Oil & Gas Exploration & Production–3.27%
Anadarko Petroleum Corp.	54,836	4,614,998
Apache Corp.	49,834	3,951,338
Cabot Oil & Gas Corp.	118,874	4,160,590
Chesapeake Energy Corp.	159,027	4,120,390

	Shares	Value
Oil & Gas Exploration & Production–(continued)
ConocoPhillips	61,843	$4,112,559
Denbury Resources Inc.	268,696	4,395,867
Devon Energy Corp.	72,505	4,670,772
EOG Resources, Inc.	27,001	5,114,529
EQT Corp.	49,014	5,013,642
Marathon Oil Corp.	119,937	4,017,889
Newfield Exploration Co.(b)	183,808	5,181,548
Noble Energy, Inc.	62,518	4,298,738
Pioneer Natural Resources Co.	23,887	4,805,587
QEP Resources Inc.	139,907	4,047,509
Range Resources Corp.	53,880	4,636,374
Southwestern Energy Co.(b)	111,294	4,600,894
WPX Energy Inc.(b)	225,749	3,977,697
	75,720,921

Oil & Gas Refining & Marketing–0.74%
Marathon Petroleum Corp.	50,389	4,232,676
Phillips 66	59,968	4,489,205
Tesoro Corp.	76,265	3,890,278
Valero Energy Corp.	93,079	4,465,930
	17,078,089

Oil & Gas Storage & Transportation–0.83%
Kinder Morgan Inc.	130,787	4,165,566
ONEOK, Inc.	83,624	4,945,523
Spectra Energy Corp.	129,252	4,818,515
Williams Cos., Inc. (The)	125,365	5,177,574
	19,107,178

Other Diversified Financial Services–0.57%
Bank of America Corp.	282,856	4,675,610
Citigroup Inc.	84,240	4,096,591
JPMorgan Chase & Co.	76,442	4,343,434
	13,115,635

Packaged Foods & Meats–2.29%
Campbell Soup Co.	105,367	4,563,445
ConAgra Foods, Inc.	135,578	3,850,415
General Mills, Inc.	86,497	4,327,445
Hershey Co. (The)	45,273	4,790,789
Hormel Foods Corp.	97,187	4,611,523
JM Smucker Co. (The)	42,761	4,276,528
Kellogg Co.	70,971	4,307,230
Kraft Foods Group, Inc.	81,614	4,510,806
McCormick & Co., Inc.	63,460	4,213,744
Mead Johnson Nutrition Co.	51,631	4,210,508
Mondelez International Inc.–Class A	126,846	4,316,569
Tyson Foods, Inc.–Class A	129,681	5,115,915
	53,094,917

Paper Packaging–0.77%
Avery Dennison Corp.	88,239	4,396,067
Bemis Co., Inc.	109,842	4,314,594
MeadWestvaco Corp.	122,120	4,570,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Paper Packaging–(continued)
Sealed Air Corp.	134,812	$4,589,000
		17,870,613

Paper Products–0.19%
International Paper Co.	89,771	4,388,904

Personal Products–0.35%
Avon Products, Inc.	255,277	3,949,135
Estee Lauder Cos. Inc. (The)–Class A	59,109	4,069,064
		8,018,199

Pharmaceuticals–2.86%
AbbVie Inc.	81,988	4,174,009
Actavis PLC(b)	26,865	5,932,329
Allergan, Inc.	44,462	5,646,674
Bristol-Myers Squibb Co.	84,639	4,551,039
Eli Lilly and Co.	86,935	5,182,195
Forest Laboratories, Inc.(b)	77,420	7,553,869
Hospira, Inc.(b)	107,666	4,659,785
Johnson & Johnson	47,002	4,329,824
Merck & Co., Inc.	88,750	5,057,863
Mylan Inc.(b)	102,770	5,710,929
Perrigo Co. PLC	28,281	4,650,528
Pfizer Inc.	141,942	4,557,758
Zoetis Inc.	135,964	4,217,603
		66,224,405

Property & Casualty Insurance–1.45%
ACE Ltd.	43,257	4,233,563
Allstate Corp. (The)	81,305	4,411,609
Berkshire Hathaway Inc.–Class B(b)	37,644	4,358,422
Chubb Corp. (The)	46,178	4,039,651
Cincinnati Financial Corp.	83,829	3,929,904
Progressive Corp. (The)	163,633	4,007,372
Travelers Cos., Inc. (The)	49,643	4,162,069
XL Group PLC	144,814	4,402,346
		33,544,936

Publishing–0.40%
Gannett Co., Inc.	163,946	4,877,393
News Corp.–Class A(b)	243,135	4,456,665
		9,334,058

Railroads–0.74%
CSX Corp.	155,740	4,315,556
Kansas City Southern	36,560	3,433,715
Norfolk Southern Corp.	48,808	4,485,943
Union Pacific Corp.	26,710	4,817,950
		17,053,164

Real Estate Services–0.21%
CBRE Group, Inc.–Class A(b)	173,344	4,844,965

Regional Banks–1.78%
BB&T Corp.	121,498	4,592,624

	Shares	Value
Regional Banks–(continued)
Fifth Third Bancorp	213,726	$4,636,786
Huntington Bancshares Inc.	458,735	4,371,745
KeyCorp	329,276	4,336,565
M&T Bank Corp.	37,746	4,400,806
PNC Financial Services Group, Inc. (The)	56,960	4,658,189
Regions Financial Corp.	450,552	4,793,873
SunTrust Banks, Inc.	122,714	4,623,863
Zions Bancorp.	150,816	4,705,459
		41,119,910

Research & Consulting Services–0.55%
Dun & Bradstreet Corp. (The)	37,274	3,697,954
Equifax Inc.	64,316	4,505,979
Nielsen Holdings N.V.	94,119	4,455,593
		12,659,526

Residential REIT’s–0.62%
Apartment Investment & Management Co.–Class A	167,267	4,999,610
AvalonBay Communities, Inc.	36,008	4,643,952
Equity Residential	82,240	4,808,573
		14,452,135

Restaurants–0.94%
Chipotle Mexican Grill, Inc.(b)	8,372	4,731,938
Darden Restaurants, Inc.	83,163	4,246,303
McDonald’s Corp.	45,464	4,325,900
Starbucks Corp.	56,237	3,990,577
Yum! Brands, Inc.	59,793	4,429,465
		21,724,183

Retail REIT’s–0.79%
General Growth Properties, Inc.	210,478	4,634,725
Kimco Realty Corp.	214,473	4,774,169
Macerich Co. (The)	73,385	4,412,640
Simon Property Group, Inc.	28,316	4,567,088
		18,388,622

Security & Alarm Services–0.36%
ADT Corp. (The)	110,663	3,398,461
Tyco International Ltd.	114,959	4,848,970
		8,247,431

Semiconductor Equipment–0.60%
Applied Materials, Inc.	257,111	4,874,825
KLA-Tencor Corp.	70,182	4,572,357
Lam Research Corp.(b)	84,075	4,349,200
		13,796,382

Semiconductors–2.50%
Altera Corp.	139,272	5,056,966
Analog Devices, Inc.	88,695	4,507,480
Broadcom Corp.–Class A	153,293	4,555,868
First Solar, Inc.(b)	79,824	4,555,556
Intel Corp.(d)	176,770	4,376,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Semiconductors–(continued)
Linear Technology Corp.	99,048	$4,639,408
LSI Corp.	542,828	6,019,963
Microchip Technology Inc.(b)	103,388	4,709,324
Micron Technology, Inc.(b)	186,038	4,500,259
NVIDIA Corp.	285,869	5,254,272
Texas Instruments Inc.	102,353	4,601,791
Xilinx, Inc.	99,116	5,173,855
		57,951,567

Soft Drinks–1.01%
Coca-Cola Co. (The)	109,450	4,180,990
Coca-Cola Enterprises, Inc.	105,601	4,971,695
Dr Pepper Snapple Group, Inc.	90,242	4,702,510
Monster Beverage Corp.(b)	69,862	5,169,788
PepsiCo, Inc.	53,054	4,248,034
		23,273,017

Specialized Consumer Services–0.21%
H&R Block, Inc.	153,129	4,845,002

Specialized Finance–0.94%
CME Group Inc.–Class A	52,676	3,888,542
IntercontinentalExchange Group, Inc.	19,477	4,067,577
McGraw Hill Financial, Inc.	59,469	4,737,300
Moody’s Corp.	59,776	4,722,304
NASDAQ OMX Group, Inc. (The)	111,381	4,275,917
		21,691,640

Specialized REIT’s–1.58%
American Tower Corp.	55,936	4,557,106
HCP, Inc.	120,038	4,653,873
Health Care REIT, Inc.	79,646	4,678,406
Host Hotels & Resorts Inc.	237,617	4,673,927
Plum Creek Timber Co., Inc.	96,618	4,182,593
Public Storage	28,712	4,852,328
Ventas, Inc.	76,701	4,788,444
Weyerhaeuser Co.	143,077	4,222,202
		36,608,879

Specialty Chemicals–1.01%
Ecolab Inc.	41,857	4,510,092
International Flavors & Fragrances Inc.	50,693	4,754,496
PPG Industries, Inc.	23,474	4,643,627
Sherwin-Williams Co. (The)	24,125	4,836,580
Sigma-Aldrich Corp.	48,006	4,532,246
		23,277,041

Specialty Stores–0.71%
PetSmart, Inc.	59,338	3,979,206
Staples, Inc.	278,273	3,781,730
Tiffany & Co.	48,076	4,483,087
Tractor Supply Co.	59,988	4,232,754
		16,476,777

	Shares	Value
Steel–0.68%
Allegheny Technologies, Inc.	131,027	$4,164,038
Cliffs Natural Resources Inc.	182,635	3,658,179
Nucor Corp.	83,228	4,181,375
United States Steel Corp.	157,222	3,807,917
		15,811,509

Systems Software–1.02%
CA, Inc.	132,769	4,447,762
Microsoft Corp.	117,027	4,483,304
Oracle Corp.	129,213	5,053,520
Red Hat, Inc.(b)	91,805	5,415,577
Symantec Corp.	194,200	4,171,416
		23,571,579

Thrifts & Mortgage Finance–0.37%
Hudson City Bancorp, Inc.	468,751	4,453,134
People’s United Financial Inc.	295,103	4,181,610
		8,634,744

Tires & Rubber–0.22%
Goodyear Tire & Rubber Co. (The)	189,821	5,100,490

Tobacco–0.73%
Altria Group, Inc.	115,734	4,196,515
Lorillard, Inc.	85,635	4,201,253
Philip Morris International Inc.	50,371	4,075,518
Reynolds American Inc.	87,699	4,457,740
		16,931,026

Trading Companies & Distributors–0.38%
Fastenal Co.	92,857	4,381,922
W.W. Grainger, Inc.	17,068	4,352,681
		8,734,603

Trucking–0.21%
Ryder System, Inc.	63,432	4,777,698

Wireless Telecommunication Services–0.19%
Crown Castle International Corp.	58,093	4,409,259
Total Common Stocks & Other Equity Interests (Cost $1,277,875,928)		2,284,798,879

Money Market Funds–0.85%
Liquid Assets Portfolio–Institutional Class(e)	9,866,258	9,866,258
Premier Portfolio–Institutional Class(e)	9,866,258	9,866,258
Total Money Market Funds (Cost $19,732,516)		19,732,516
TOTAL INVESTMENTS–99.57% (Cost $1,297,608,444)		2,304,531,395
OTHER ASSETS LESS LIABILITIES–0.43%		9,866,997
NET ASSETS–100.00%		$2,314,398,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equally-Weighted S&P 500 Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2014

Consumer Discretionary	16.8%
Financials	15.3
Information Technology	13.1
Industrials	12.8
Health Care	11.3
Energy	8.5
Consumer Staples	7.7
Utilities	6.2
Materials	5.9
Telecommunication Services	1.1
Money Market Funds Plus Other Assets Less Liabilities	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,275,235,499)	$2,280,539,882
Investments in affiliates (Cost $22,372,945)	23,991,513
Total investments, at value (Cost $1,297,608,444)	2,304,531,395
Receivable for:
Investments sold	770,469
Variation margin	27,495
Fund shares sold	11,365,109
Dividends	3,916,724
Investment for trustee deferred compensation and retirement plans	112,896
Other assets	56,569
Total assets	2,320,780,657

Liabilities:
Payable for:
Investments purchased	738,751
Fund shares reacquired	3,816,744
Accrued fees to affiliates	1,286,249
Accrued trustees’ and officers’ fees and benefits	5,368
Accrued other operating expenses	334,901
Trustee deferred compensation and retirement plans	200,252
Total liabilities	6,382,265
Net assets applicable to shares outstanding	$2,314,398,392

Net assets consist of:
Shares of beneficial interest	$1,319,128,821
Undistributed net investment income	3,670,365
Undistributed net realized gain (loss)	(15,450,692)
Net unrealized appreciation	1,007,049,898
$2,314,398,392

Net Assets:
Class A	$1,307,126,051
Class B	$18,920,273
Class C	$244,128,155
Class R	$48,662,823
Class Y	$695,544,227
Class R6	$16,863

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	29,049,994
Class B	420,546
Class C	5,607,902
Class R	1,084,300
Class Y	15,347,367
Class R6	372
Class A:
Net asset value per share	$45.00
Maximum offering price per share
(Net asset value of $45.00 ÷ 94.50%)	$47.62
Class B:
Net asset value and offering price per share	$44.99
Class C:
Net asset value and offering price per share	$43.53
Class R:
Net asset value and offering price per share	$44.88
Class Y:
Net asset value and offering price per share	$45.32
Class R6:
Net asset value and offering price per share	$45.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,843)	$18,932,746
Dividends from affiliates (includes securities lending income of $35,307)	96,195
Total investment income	19,028,941

Expenses:
Advisory fees	1,190,264
Administrative services fees	215,729
Custodian fees	62,658
Distribution fees:
Class A	1,436,909
Class B	107,542
Class C	953,130
Class R	95,057
Transfer agent fees — A, B, C, R and Y	1,036,722
Transfer agent fees — R6	7
Trustees’ and officers’ fees and benefits	60,443
Other	341,790
Total expenses	5,500,251
Less: Fees waived and expense offset arrangement(s)	(18,240)
Net expenses	5,482,011
Net investment income	13,546,930

Realized and unrealized gain from:
Net realized gain from:
Investment securities	28,135,905
Futures contracts	2,502,522
30,638,427
Change in net unrealized appreciation of:
Investment securities	252,412,863
Futures contracts	309,738
252,722,601
Net realized and unrealized gain	283,361,028
Net increase in net assets resulting from operations	$296,907,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income	$13,546,930	$20,543,924
Net realized gain	30,638,427	41,189,706
Change in net unrealized appreciation	252,722,601	232,941,418
Net increase in net assets resulting from operations	296,907,958	294,675,048

Distributions to shareholders from net investment income:
Class A	(12,875,054)	(11,160,240)
Class B	(126,859)	(254,363)
Class C	(1,210,824)	(631,218)
Class R	(354,344)	(152,295)
Class Y	(7,443,262)	(5,410,532)
Class R6	(165)	(170)
Total distributions from net investment income	(22,010,508)	(17,608,818)

Distributions to shareholders from net realized gains:
Class A	(29,164,517)	(18,393,200)
Class B	(532,180)	(869,049)
Class C	(5,079,486)	(2,156,598)
Class R	(946,483)	(301,636)
Class Y	(14,325,712)	(7,685,801)
Class R6	(312)	(240)
Total distributions from net realized gains	(50,048,690)	(29,406,524)

Share transactions–net:
Class A	175,986,211	115,974,489
Class B	(6,590,255)	(25,161,061)
Class C	81,273,701	47,119,734
Class R	15,108,249	17,285,208
Class Y	147,848,235	103,991,172
Class R6	3,808	9,805
Net increase in net assets resulting from share transactions	413,629,949	259,219,347
Net increase in net assets	638,478,709	506,879,053

Net assets:
Beginning of period	1,675,919,683	1,169,040,630
End of period (includes undistributed net investment income of $3,670,365 and $12,133,943, respectively)	$2,314,398,392	$1,675,919,683

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Effective

16                         Invesco Equally-Weighted S&P 500 Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

17                         Invesco Equally-Weighted S&P 500 Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting

18                         Invesco Equally-Weighted S&P 500 Fund

closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2014, the Adviser waived advisory fees of $17,790.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $156,363 in front-end sales commissions from the sale of Class A shares and $912, $2,428 and $9,667 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

19                         Invesco Equally-Weighted S&P 500 Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,304,531,395	$—	$—	$2,304,531,395
Futures*	126,947	—	—	126,947
Total Investments	$2,304,658,342	$—	$—	$2,304,658,342

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk
Futures contracts(a)	$126,947	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures*
Realized Gain
Equity risk	$2,502,522
Change in Unrealized Appreciation
Equity risk	309,738
Total	$2,812,260

*	The average notional value of futures contracts outstanding during the period was $21,875,496.

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	Long	254	March-2014	$23,591,520	$126,947

20                         Invesco Equally-Weighted S&P 500 Fund

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 28, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received		Net Amount
Counterparty				Financial Instruments	Cash
Goldman Sachs & Co.	$126,947	$—	$126,947	$—	$—	$126,947

*	Includes cumulative appreciation of futures contracts.

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended February 28, 2014.

	Value 08/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 02/28/14	Dividend Income
Invesco Ltd.	$2,960,373	$1,090,866	$(224,077)	$417,667	$14,168	$4,258,997	$54,338

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $450.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2013.

21                         Invesco Equally-Weighted S&P 500 Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $524,378,300 and $176,314,478, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$984,634,144
Aggregate unrealized (depreciation) of investment securities	(9,873,302)
Net unrealized appreciation of investment securities	$974,760,842

Cost of investments for tax purposes is $1,329,770,553

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	5,262,250	$226,446,006	6,938,918	$263,020,016
Class B	22,332	968,702	65,896	2,465,090
Class C	2,188,919	91,630,644	1,723,158	63,962,776
Class R	456,494	19,706,234	629,268	23,479,568
Class Y	4,339,201	188,620,815	4,878,656	185,994,372
Class R6(b)	86	3,808	286	9,805

Issued as reinvestment of dividends:
Class A	886,321	37,385,026	788,153	26,190,326
Class B	14,292	603,698	30,790	1,027,145
Class C	141,126	5,767,809	75,170	2,568,785
Class R	30,735	1,293,625	13,660	453,388
Class Y	453,253	19,245,106	353,324	11,808,079

Automatic conversion of Class B shares to Class A shares:
Class A	156,819	6,779,100	639,095	23,292,837
Class B	(156,946)	(6,779,100)	(638,871)	(23,292,837)

Reacquired:
Class A	(2,205,874)	(94,623,921)	(5,290,801)	(196,528,690)
Class B	(32,146)	(1,383,555)	(148,389)	(5,360,459)
Class C	(385,979)	(16,124,752)	(537,590)	(19,411,827)
Class R	(136,843)	(5,891,610)	(176,971)	(6,647,748)
Class Y	(1,381,694)	(60,017,686)	(2,498,828)	(93,811,279)
Net increase in share activity	9,652,346	$413,629,949	6,844,924	$259,219,347

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

22                         Invesco Equally-Weighted S&P 500 Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/14	$40.07	$0.30	$6.20	$6.50	$(0.48)	$(1.09)	$(1.57)	$45.00	16.48%	$1,307,126	0.54	%(d)	0.54	%(d)	1.38	%(d)	9%
Year ended 08/31/13	33.40	0.55	7.47	8.02	(0.51)	(0.84)	(1.35)	40.07	24.83	999,730	0.57		0.57		1.48		18
Year ended 08/31/12	29.89	0.42	3.61	4.03	(0.52)	—	(0.52)	33.40	13.66	730,648	0.60		0.60		1.34		27
Year ended 08/31/11	25.26	0.39	4.65	5.04	(0.41)	—	(0.41)	29.89	19.91	639,478	0.56		0.56		1.26		22
Two months ended 08/31/10	24.74	0.08	0.44	0.52	—	—	—	25.26	2.10	556,910	0.65	(e)	0.65	(e)	1.81	(e)	0
Year ended 06/30/10	20.14	0.30	4.56	4.86	(0.26)	—	(0.26)	24.74	24.08	552,673	0.64		0.64		1.17		24
Year ended 06/30/09	33.39	0.37	(9.39)	(9.02)	(0.46)	(3.77)	(4.23)	20.14	(24.61)	486,937	0.75	(f)	0.75	(f)	1.62	(f)	39
Class B
Six months ended 02/28/14	40.01	0.13	6.20	6.33	(0.26)	(1.09)	(1.35)	44.99	16.03	18,920	1.29	(d)	1.29	(d)	0.63	(d)	9
Year ended 08/31/13	33.34	0.27	7.49	7.76	(0.25)	(0.84)	(1.09)	40.01	23.90	22,925	1.32		1.32		0.73		18
Year ended 08/31/12	29.70	0.18	3.61	3.79	(0.15)	—	(0.15)	33.34	12.82	42,131	1.35		1.35		0.59		27
Year ended 08/31/11	25.05	0.16	4.60	4.76	(0.11)	—	(0.11)	29.70	18.98	77,702	1.31		1.31		0.51		22
Two months ended 08/31/10	24.56	0.05	0.44	0.49	—	—	—	25.05	2.00	110,367	1.40	(e)	1.40	(e)	1.06	(e)	0
Year ended 06/30/10	20.08	0.10	4.54	4.64	(0.16)	—	(0.16)	24.56	23.09	118,559	1.39		1.39		0.42		24
Year ended 06/30/09	33.02	0.20	(9.22)	(9.02)	(0.15)	(3.77)	(3.92)	20.08	(25.14)	155,328	1.50	(f)	1.50	(f)	0.87	(f)	39
Class C
Six months ended 02/28/14	38.75	0.13	6.00	6.13	(0.26)	(1.09)	(1.35)	43.53	16.04	244,128	1.29	(d)	1.29	(d)	0.63	(d)	9
Year ended 08/31/13	32.33	0.26	7.24	7.50	(0.24)	(0.84)	(1.08)	38.75	23.88	141,986	1.32		1.32		0.73		18
Year ended 08/31/12	28.81	0.18	3.49	3.67	(0.15)	—	(0.15)	32.33	12.80	77,691	1.35		1.35		0.59		27
Year ended 08/31/11	24.29	0.16	4.47	4.63	(0.11)	—	(0.11)	28.81	19.04	67,788	1.31		1.31		0.51		22
Two months ended 08/31/10	23.82	0.04	0.43	0.47	—	—	—	24.29	1.97	55,797	1.40	(e)	1.40	(e)	1.06	(e)	0
Year ended 06/30/10	19.49	0.10	4.42	4.52	(0.19)	—	(0.19)	23.82	23.15	56,462	1.39		1.39		0.42		24
Year ended 06/30/09	32.33	0.19	(9.06)	(8.87)	(0.20)	(3.77)	(3.97)	19.49	(25.17)	51,534	1.50	(f)	1.50	(f)	0.87	(f)	39
Class R
Six months ended 02/28/14	39.95	0.24	6.19	6.43	(0.41)	(1.09)	(1.50)	44.88	16.33	48,663	0.79	(d)	0.79	(d)	1.13	(d)	9
Year ended 08/31/13	33.31	0.46	7.44	7.90	(0.42)	(0.84)	(1.26)	39.95	24.48	29,320	0.82		0.82		1.23		18
Year ended 08/31/12	29.77	0.35	3.59	3.94	(0.40)	—	(0.40)	33.31	13.36	8,924	0.85		0.85		1.09		27
Year ended 08/31/11	25.14	0.31	4.63	4.94	(0.31)	—	(0.31)	29.77	19.62	1,176	0.81		0.81		1.01		22
Two months ended 08/31/10	24.63	0.07	0.44	0.51	—	—	—	25.14	2.07	205	0.90	(e)	0.90	(e)	1.56	(e)	0
Year ended 06/30/10	20.10	0.23	4.56	4.79	(0.26)	—	(0.26)	24.63	23.78	208	0.89		0.89		0.92		24
Year ended 06/30/09	33.36	0.30	(9.35)	(9.05)	(0.44)	(3.77)	(4.21)	20.10	(24.78)	73	1.00	(f)	1.00	(f)	1.37	(f)	39
Class Y
Six months ended 02/28/14	40.38	0.35	6.25	6.60	(0.57)	(1.09)	(1.66)	45.32	16.61	695,544	0.29	(d)	0.29	(d)	1.63	(d)	9
Year ended 08/31/13	33.64	0.65	7.52	8.17	(0.59)	(0.84)	(1.43)	40.38	25.16	481,948	0.32		0.32		1.73		18
Year ended 08/31/12	30.13	0.50	3.63	4.13	(0.62)	—	(0.62)	33.64	13.94	309,645	0.35		0.35		1.59		27
Year ended 08/31/11	25.47	0.47	4.68	5.15	(0.49)	—	(0.49)	30.13	20.19	178,056	0.31		0.31		1.51		22
Two months ended 08/31/10	24.94	0.09	0.44	0.53	—	—	—	25.47	2.12	155,551	0.40	(e)	0.40	(e)	2.06	(e)	0
Year ended 06/30/10	20.27	0.36	4.59	4.95	(0.28)	—	(0.28)	24.94	24.39	151,901	0.39		0.39		1.42		24
Year ended 06/30/09	33.62	0.43	(9.46)	(9.03)	(0.55)	(3.77)	(4.32)	20.27	(24.41)	148,051	0.50	(f)	0.50	(f)	1.87	(f)	39
Class R6
Six months ended 02/28/14	40.39	0.35	6.26	6.61	(0.58)	(1.09)	(1.67)	45.33	16.63	17	0.29	(d)	0.29	(d)	1.63	(d)	9
Year ended 08/31/13(g)	34.93	0.62	6.27	6.89	(0.59)	(0.84)	(1.43)	40.39	20.58	12	0.27	(e)	0.27	(e)	1.78	(e)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and are not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,166,028, $21,687, $192,206, $38,338, $581,985 and $13 for Class A, Class B, Class C, Class R, Class Y and Class R6 shares, respectively.
(e)	Annualized.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is less than 0.005%.
(g)	Commencement date of September 24, 2012.

23                         Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,164.80	$2.90	$1,022.12	$2.71	0.54%
B	1,000.00	1,160.30	6.91	1,018.40	6.46	1.29
C	1,000.00	1,160.40	6.91	1,018.40	6.46	1.29
R	1,000.00	1,163.30	4.24	1,020.88	3.96	0.79
Y	1,000.00	1,166.10	1.56	1,023.36	1.45	0.29
R6	1,000.00	1,166.30	1.56	1,023.36	1.45	0.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24                         Invesco Equally-Weighted S&P 500 Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	MS-EWSP-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Invesco Floating Rate Fund

Nasdaq:

A: AFRAX  ■  C: AFRCX  ■  R: AFRRX  ■  Y:  AFRYX  ■  R5: AFRIX   ■  R6: AFRFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

24	Financial Statements

27	Notes to Financial Statements

34	Financial Highlights

35	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.54%
Class C Shares	2.42
Class R Shares	2.55
Class Y Shares	2.80
Class R5 Shares	2.81
Class R6 Shares	2.84
Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.84
CS Leveraged Loan Index■ (Style-Specific Index)	3.07
Lipper Loan Participation Funds Classification Average¿ (Peer Group)	2.78

Source(s): ▼Invesco, Barclays via Factset Research Systems Inc.; ■Invesco, Bloomberg L.P.; ¿Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The CS Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated non-investment-grade loans.

    The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds classification.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Floating Rate Fund

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	4.23%
10 Years	4.06
5 Years	11.71
1 Year	2.16

Class C Shares
Inception (3/31/00)	3.63%
10 Years	3.86
5 Years	11.72
1 Year	3.35

Class R Shares
10 Years	4.15%
5 Years	11.99
1 Year	4.61

Class Y Shares
10 Years	4.45%
5 Years	12.54
1 Year	5.13

Class R5 Shares
10 Years	4.61%
5 Years	12.63
1 Year	5.15

Class R6 Shares
10 Years	4.39%
5 Years	12.42
1 Year	5.22

On April 13, 2006, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown for Class A shares prior to that date is that of the closed-end fund’s Class B shares and includes the management and 12b-1 fees applicable to Class B shares. The closed-end fund’s Class B-share performance reflects any applicable fee waivers or expense reimbursements.

    On April 13, 2006, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown for Class C shares prior to that date is that of the closed-end fund’s Class C shares and includes the management and 12b-1 fees applicable to Class C shares. The closed-end fund’s Class C-share performance reflects any applicable fee waivers or expense reimbursements.

    Class R shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance

Average Annual Total Returns
As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	4.24%
10 Years	4.16
5 Years	13.47
1 Year	3.27

Class C Shares
Inception (3/31/00)	3.64%
10 Years	3.94
5 Years	13.49
1 Year	4.50

Class R Shares
10 Years	4.25%
5 Years	13.79
1 Year	5.76

Class Y Shares
10 Years	4.54%
5 Years	14.31
1 Year	6.16

Class R5 Shares
10 Years	4.69%
5 Years	14.45
1 Year	6.31

Class R6 Shares
10 Years	4.46%
5 Years	14.16
1 Year	6.25

reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.10%, 1.60%, 1.35%, 0.85%, 0.83% and 0.76%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.11%, 1.61%, 1.36%, 0.86%, 0.84% and 0.77%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2014. See current prospectus for more information.

3                         Invesco Floating Rate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

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4                         Invesco Floating Rate Fund

Schedule of Investments

February 28, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–93.71%(a)(b)
Aerospace & Defense–2.05%
Atlantic Aviation FBO Inc., Term Loan	3.25%	06/01/20	$997	$998,787
Aveos Fleet Performance Inc. (Canada), PIK Second Lien Term Loan (Acquired 03/12/10–12/30/11; Cost $409,566)(c)(d)(e)	0.00%	03/12/15	413	82,512
Booz Allen Hamilton Inc., Term Loan B	3.75%	07/31/19	7,794	7,843,164
Camp Systems International Inc.,
First Lien Term Loan	4.75%	05/31/19	3,937	3,986,196
Second Lien Term Loan	8.25%	11/30/19	258	264,120
DAE Aviation Holdings, Inc.,
Term Loan B-1	5.00%	11/02/18	4,043	4,105,689
Term Loan B-2	5.00%	11/02/18	1,443	1,465,638
DynCorp International Inc., Term Loan	6.25%	07/07/16	331	333,658
IAP Worldwide Services, First Lien Term Loan(c)	0.00%	12/31/15	3,960	1,194,707
Landmark U.S. Holdings LLC,
First Lien Term Loan	4.75%	10/25/19	4,092	4,133,897
Canadian Term Loan	4.75%	10/25/19	276	278,889
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	2,355	2,361,215
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	1,893	1,902,619
Sequa Corp., Term Loan	5.25%	06/19/17	3,953	3,903,821
Transdigm Inc., Term Loan C	3.75%	02/28/20	16,020	16,113,078
Wesco Aircraft Hardware Corp., Term Loan B	3.25%	02/26/21	5,602	5,587,583
				54,555,573

Air Transport–0.78%
American Airlines, Inc., Term Loan B	3.75%	06/27/19	5,311	5,336,221
Delta Air Lines, Inc.,
Revolver Loan(f)	0.00%	04/20/16	7,785	7,522,285
Revolver Loan(f)	0.00%	10/18/17	1,145	1,070,442
Term Loan B-1	3.50%	10/18/18	4,999	5,022,558
United Continental Holdings, Inc., Term Loan B	4.00%	04/01/19	1,836	1,851,033
				20,802,539

Automotive–3.46%
Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	1,706	1,712,708
August U.S. Holding Co., Inc.,
First Lien Term Loan B-1 (Acquired 05/03/12-06/24/13; Cost $1,294,569)	5.00%	04/27/18	1,296	1,304,353
Second Lien Term Loan (Acquired 05/04/12-10/08/13; Cost $1,431,658)	10.50%	04/29/19	1,413	1,452,076
Second Lien Term Loan (Acquired 05/04/12-10/08/13; Cost $468,769)	10.50%	04/29/19	463	475,458
Term Loan B-1 (Acquired 05/03/12-06/24/13; Cost $1,635,391)	5.00%	04/27/18	1,636	1,645,741
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/28/17	3,657	3,667,134
BBB Industries, LLC, Term Loan	5.50%	03/27/19	2,541	2,551,392
Chrysler Group LLC,
Term Loan B	3.50%	05/24/17	1,859	1,865,863
Term Loan B	3.25%	12/31/18	5,275	5,261,259
Federal-Mogul Corp.,
Term Loan B	2.10%	12/29/14	15,729	15,636,331
Term Loan C	2.10%	12/28/15	5,869	5,834,545
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	2,569	2,599,397
KAR Auction Services, Inc., Term Loan	3.75%	05/19/17	6,041	6,058,825
Key Safety Systems, Inc., Term Loan	4.75%	05/09/18	3,921	3,966,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive–(continued)
Metaldyne, LLC, Term Loan	4.25%	12/18/18	$4,740	$4,781,176
Pinafore, LLC, Term Loan B-2	3.75%	09/29/16	43	43,459
Schaeffler AG (Germany), Term Loan C	4.25%	01/27/17	6,863	6,925,420
TI Group Automotive Systems, LLC, Term Loan	5.50%	03/28/19	12,956	13,045,318
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	6,902	6,921,442
Transtar Holding Co.,
First Lien Term Loan	5.75%	10/09/18	4,721	4,660,054
Second Lien Term Loan	10.00%	10/09/19	1,654	1,612,276
				92,020,779

Beverage and Tobacco–0.29%
DS Waters of America, Inc., Term Loan B	5.25%	08/31/20	4,526	4,608,140
North American Breweries Holdings, LLC, Term Loan	7.50%	12/11/18	3,135	3,025,532
				7,633,672

Building & Development–2.50%
ABC Supply Co., Inc., Term Loan B	3.50%	04/16/20	4,689	4,701,742
Armstrong World Industries, Inc., Term Loan B	3.50%	03/16/20	160	160,251
Capital Automotive L.P.,
Second Lien Term Loan	6.00%	04/30/20	3,668	3,805,792
Term Loan B-1	4.00%	04/10/19	7,119	7,156,456
CBRE Services, Inc., Term Loan B	2.91%	03/29/21	1,341	1,346,518
HD Supply, Inc., Term Loan	4.00%	06/28/18	3,927	3,949,304
Lake at Las Vegas Joint Venture, LLC,
PIK Exit Revolver Term Loan (Acquired 05/15/12–06/28/13; Cost $10,794)(e)(f)	0.00%	02/28/17	11	3,812
PIK Exit Revolver Term Loan (Acquired 05/15/12–06/28/13; Cost $138,249)(e)	4.64%	02/28/17	138	48,819
Nortek, Inc., Term Loan	5.25%	04/26/17	456	459,104
Ply Gem Industries, Inc., Term Loan	4.00%	02/01/21	1,338	1,343,168
Quikrete Holdings, Inc.,
First Lien Term Loan	4.00%	09/28/20	10,389	10,438,674
Second Lien Term Loan	7.00%	03/26/21	1,651	1,703,098
Re/Max International, Inc., Term Loan	4.00%	07/31/20	4,164	4,171,152
Realogy Corp.,
Synthetic LOC	4.42%	10/10/16	1	630
Term Loan B	4.50%	03/05/20	24,388	24,491,589
United Subcontractors, Inc., PIK Term Loan(e)	4.25%	06/30/15	129	126,565
Valleycrest Companies LLC, Term Loan	5.50%	06/13/19	1,304	1,316,546
WireCo WorldGroup Inc., Term Loan (Acquired 07/02/12; Cost $1,144,296)	6.00%	02/15/17	1,152	1,160,503
				66,383,723

Business Equipment & Services–8.70%
Advantage Sales & Marketing Inc.,
First Lien Term Loan	4.25%	12/18/17	1,700	1,711,253
Second Lien Term Loan	8.25%	06/18/18	273	277,405
Asurion Corp.,
Incremental Term Loan B-1	4.50%	05/24/19	29,302	29,406,344
Incremental Term Loan B-2	3.50%	07/08/20	22,444	22,303,349
Second Lien Term Loan(g)	—	03/03/21	29,663	29,217,866
AVSC Holding Corp., First Lien Term Loan	4.50%	01/22/21	5,133	5,173,555
Brickman Group Ltd. LLC,
First Lien Term Loan	4.00%	12/18/20	2,713	2,728,946
Second Lien Term Loan	7.50%	12/17/21	1,110	1,135,852
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	228	229,805
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	5,779	5,920,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–(continued)
Catalina Marketing Corp., Term Loan	5.25%	10/12/20	$3,898	$3,930,281
Connolly Holdings, Inc., First Lien Term Loan	5.00%	01/29/21	2,033	2,058,329
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19	4,836	4,830,010
Second Lien Term Loan	8.75%	12/21/20	576	578,592
Emdeon Inc., Term Loan B-2	3.75%	11/02/18	1,643	1,648,753
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	10,438	10,399,305
First Data Corp.,
Term Loan	4.16%	03/23/18	22,519	22,603,289
Term Loan	4.16%	09/24/18	390	391,585
Term Loan	4.16%	03/24/21	5,489	5,503,992
FS Funding AS (Denmark), Term Loan B-12	3.75%	04/30/18	1,301	1,305,589
Genesys Telecom Holdings, U.S., Inc.,
Delayed Draw Term Loan	4.50%	11/13/20	3,476	3,492,267
Term Loan	4.00%	02/07/20	797	798,821
Information Resources, Inc., Term Loan	4.75%	09/30/20	3,826	3,848,362
Inmar, Inc.,
Second Lien Term Loan	8.00%	01/27/22	306	307,328
Term Loan	4.25%	01/27/21	2,461	2,458,280
ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan	4.50%	05/22/20	2,565	2,587,654
Koosharem LLC, PIK First Lien Term Loan(c)(e)	0.00%	06/30/14	741	646,111
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/19	8,256	8,333,670
Second Lien Term Loan	9.75%	04/30/20	1,485	1,523,760
Lonestar Intermediate Super Holdings, LLC, Term Loan	11.00%	09/02/19	2,788	2,854,634
Nuance Communications, Inc., Term Loan C	2.91%	08/07/19	6,152	6,110,369
Pacific Industrial Services US FinCo LLC,
Second Lien Term Loan (Acquired 09/24/13; Cost $2,343,160)	8.75%	04/02/19	2,365	2,430,320
Term Loan B	5.00%	10/02/18	6,038	6,136,294
Sensus USA, Inc., First Lien Term Loan	4.75%	05/09/17	3,710	3,745,896
Servicemaster Company, The,
Synthetic LOC B, (Acquired 08/22/12; Cost $3,699,984)	4.52%	01/31/17	3,750	3,717,188
Term Loan B	4.41%	01/31/17	2,996	3,004,387
Term Loan C	4.25%	01/31/17	4,066	4,073,104
SourceHOV LLC,
First Lien Term Loan B	5.25%	04/30/18	5,169	5,222,750
Second Lien Term Loan	8.75%	04/30/19	355	364,907
SunGard Data Systems Inc.,
Term Loan C	3.91%	02/28/17	843	847,647
Term Loan D	4.50%	01/31/20	1,063	1,067,543
Term Loan E	4.00%	03/09/20	9,250	9,309,381
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20	1,692	1,704,709
Second Lien Term Loan	9.00%	08/14/20	262	265,485
Trans Union LLC, Term Loan	4.25%	02/10/19	1,714	1,723,178
Wash MultiFamily Laundry Systems, LLC, Term Loan	4.50%	02/21/19	1,593	1,604,960
West Corp., Revolver Loan(f)	0.00%	01/15/16	1,748	1,695,387
				231,228,717

Cable & Satellite Television–3.44%
Atlantic Broadband Finance, LLC, Term Loan B	3.25%	12/02/19	966	964,496
Cequel Communications, LLC, Term Loan	3.50%	02/14/19	6,196	6,202,573
Charter Communications Operating LLC, Term Loan E	3.00%	07/01/20	2,397	2,387,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cable & Satellite Television–(continued)
CSC Holdings, LLC, Term Loan B	2.65%	04/17/20	$15,763	$15,675,138
ION Media Networks, Inc., Term Loan	5.00%	12/18/20	10,023	10,141,769
MCC Iowa,
Term Loan D-1	1.87%	01/31/15	1,930	1,918,748
Term Loan D-2	1.87%	01/31/15	267	265,877
Term Loan G	4.00%	01/20/20	995	998,693
Term Loan H	3.25%	01/29/21	3,293	3,290,078
Mediacom Illinois LLC,
Term Loan E	4.50%	10/23/17	1,943	1,950,969
Term Loan F	2.62%	03/31/18	3,291	3,278,470
Quebecor Media Inc. (Canada), Term Loan B-1	3.25%	08/17/20	5,512	5,512,133
UPC Financing Partnership,
Term Loan AF	4.00%	01/29/21	254	255,558
Term Loan AH	3.25%	06/30/21	8,080	8,087,601
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/08/20	14,381	14,386,603
WaveDivision Holdings, LLC, Term Loan	4.00%	10/15/19	3,155	3,163,977
WideOpenWest Finance, LLC,
Term Loan B	4.75%	04/01/19	8,028	8,084,986
Term Loan B-1	3.75%	07/17/17	4,847	4,870,000
				91,435,666

Chemicals & Plastics–4.90%
Allnex & Cy S.C.A.,
Second Lien Term Loan	8.25%	04/03/20	338	350,433
Term Loan B-1	4.50%	10/03/19	2,798	2,818,606
Term Loan B-2	4.50%	10/03/19	1,452	1,462,439
Arysta LifeScience SPC, LLC,
First Lien Term Loan	4.50%	05/29/20	9,966	10,032,433
Second Lien Term Loan	8.25%	11/30/20	1,038	1,056,291
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	4,423	4,312,119
Aster 1 SA, (Germany)
Term Loan B-5	5.58%	12/31/16	721	722,982
Term Loan C-5	5.58%	12/30/16	738	740,285
Term Loan D-2(g)	—	06/29/18	4,096	4,088,688
Chromaflo Technologies Corp.,
First Lien Term Loan	4.50%	12/02/19	2,183	2,194,114
Second Lien Term Loan	8.25%	05/30/20	815	825,282
DuPont Performance Coatings, Inc., Term Loan B	4.00%	02/01/20	13,632	13,713,921
Emerald Performance Materials, LLC, First Lien Term Loan	6.75%	05/18/18	1,162	1,170,900
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	5,583	5,617,718
Huntsman International LLC, Term Loan(g)	—	10/15/20	18,700	18,769,756
Ineos US Finance LLC, Term Loan	3.75%	05/04/18	17,514	17,499,689
Kronos Worldwide Inc., Term Loan	4.75%	02/18/20	1,932	1,951,179
MacDermid, Inc., First Lien Term Loan B	4.00%	06/08/20	2,883	2,905,224
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	3,698	3,721,341
Otter Products, LLC, Term Loan	5.25%	04/29/19	1,121	1,129,690
Oxea Finance LLC,
First Lien Term Loan B-2	4.25%	01/15/20	4,610	4,650,218
Second Lien Term Loan	8.25%	07/15/20	1,557	1,593,928
Phillips Plastics Corp., Term Loan	4.75%	02/13/17	736	742,199
PQ Corp., Term Loan	4.50%	08/07/17	9,846	9,915,670
Taminco Global Chemical Corp., Term Loan B-3	3.25%	02/15/19	3,505	3,512,433
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,630	1,639,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics–(continued)
Univar Inc., Term Loan B	5.00%	06/30/17	$3,968	$3,949,118
W.R. Grace & Co.,
Delayed Draw Term Loan(f)	0.00%	02/03/21	1,267	1,267,505
Term Loan	3.00%	01/31/21	3,547	3,549,014
WNA Holdings, Inc.,
Second Lien Term Loan	8.50%	12/07/20	642	653,492
Term Loan	4.50%	06/05/20	2,336	2,359,137
Term Loan	4.50%	06/07/20	1,365	1,379,079
				130,294,381

Clothing & Textiles–0.17%
PVH Corp., Term Loan B	3.25%	02/13/20	4,592	4,608,829

Conglomerates–0.57%
CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/31/20	4,867	4,886,534
Term Loan B-2	4.25%	08/28/20	479	481,158
Term Loan B-3	4.25%	08/28/20	1,480	1,486,312
Epiq Systems, Inc., Term Loan	4.75%	08/27/20	4,428	4,463,825
Polymer Group, Inc., Term Loan	5.25%	12/19/19	2,202	2,221,597
Spectrum Brands, Inc., Term Loan C	3.50%	09/04/19	1,623	1,625,309
				15,164,735

Containers & Glass Products–1.74%
Ardagh Glass Finance PLC (Ireland), Term Loan	4.25%	12/17/19	1,422	1,429,771
Berlin Packaging, LLC,
First Lien Term Loan	4.75%	04/02/19	4,322	4,361,148
Second Lien Term Loan (Acquired 03/28/13; Cost $833,888)	8.75%	04/02/20	845	868,183
Berry Plastics Group, Inc.,
Term Loan D	3.50%	02/07/20	14,672	14,622,893
Term Loan E	3.75%	01/06/21	2,665	2,662,878
BWAY Holding Co., Term Loan	4.50%	08/07/17	3,391	3,412,878
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,371	1,388,493
Exopack Holdings S.A., Term Loan	5.25%	05/08/19	3,438	3,495,142
Hoffmaster Group, Inc., First Lien Term Loan	6.50%	01/03/18	4,305	4,299,954
Pertus Sechzehnte GmbH, (Germany)
Term Loan B2A	4.53%	12/14/16	500	501,125
Term Loan C2A	4.78%	06/14/17	500	501,125
Ranpak Corp.,
First Lien Term Loan	4.50%	04/23/19	554	556,968
Second Lien Term Loan (Acquired 04/10/13; Cost $644,103)	8.50%	04/23/20	650	667,727
Reynolds Group Holdings Inc.,
Incremental Term Loan	4.00%	12/01/18	1,632	1,646,813
Revolver Loan(f)	0.00%	11/05/14	3,987	3,984,019
TricorBraun Inc., Term Loan	4.00%	05/03/18	1,918	1,923,970
				46,323,087

Cosmetics & Toiletries–0.43%
Nice-Pak Products, Inc., Term Loan (Acquired 07/25/07-01/05/10; Cost $502,169)	7.25%	06/18/14	503	492,950
Revlon Consumer Products Corp.,
Term Loan B	3.25%	11/20/17	1,208	1,210,271
Term Loan	4.00%	08/19/19	6,433	6,464,044
Vogue International Inc., Term Loan B	5.25%	02/14/20	3,133	3,152,933
				11,320,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs–2.45%
Endo Pharmaceuticals Holdings Inc., Term Loan B	3.25%	02/28/21	$2,458	$2,446,087
Harlan Laboratories, Inc., Term Loan(c)	7.75%	07/11/14	2,249	1,980,281
Ikaria, Inc.,
First Lien Term Loan	5.00%	02/12/21	3,620	3,650,572
Second Lien Term Loan	8.75%	02/14/22	306	311,533
IMS Health Inc., Term Loan B-1	3.75%	09/01/17	10,674	10,692,230
Medpace Intermediateco, Inc., Term Loan B	5.25%	06/16/17	2,787	2,793,994
Quintiles Transnational Corp., Term Loan B-3	3.75%	06/08/18	7,431	7,457,119
Salix Pharmaceuticals, Ltd., Term Loan	4.25%	01/02/20	3,092	3,126,678
Valeant Pharmaceuticals International, Inc., (Canada)
Series C-2 Term Loan B	3.75%	12/11/19	11,173	11,231,349
Series E-1 Term Loan B	3.75%	08/05/20	21,268	21,425,143
				65,114,986

Ecological Services & Equipment–0.08%
ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19	1,265	1,266,092
WCA Waste Corp., Term Loan	4.00%	03/23/18	943	947,768
				2,213,860

Electronics & Electrical–5.66%
Aeroflex Inc., Term Loan B-1	4.50%	11/11/19	5,996	6,040,897
Allegion US Holding Company Inc., Term Loan B	3.00%	09/30/20	559	559,076
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	11,762	11,879,952
Blue Coat Systems, Inc., Term Loan	4.00%	05/31/19	2,438	2,451,516
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	2,658	2,668,477
Dealertrack Technologies, Inc., Term Loan	3.50%	02/26/21	1,323	1,319,411
DEI Sales, Inc., Term Loan	5.75%	07/13/17	1,956	1,935,490
Dell International LLC, Term Loan C	3.75%	10/29/18	19,719	19,743,438
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	10,282	10,359,163
FIDJI Luxembourg (BC4) S.A R.L (Luxembourg), Term Loan (Acquired 12/19/13; Cost $3,452,181)	6.25%	12/24/20	3,487	3,530,264
Freescale Semiconductor, Inc.,
Term Loan B-4	5.00%	02/28/20	18,067	18,184,101
Term Loan B-5	5.00%	01/15/21	12,496	12,665,001
Infor (US), Inc.,
Term Loan B-3	3.75%	06/03/20	10,586	10,583,187
Term Loan B-5	3.75%	06/03/20	1,765	1,766,956
Microsemi Corp.,
Term Loan	3.50%	02/19/20	2,813	2,823,143
Term Loan	3.75%	02/19/20	819	822,179
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	2,767	2,789,198
Oberthur Technologies of America Corp., Term Loan B-2	5.75%	10/18/19	1,894	1,918,854
Omnitracs, Inc., Term Loan	4.75%	11/25/20	4,647	4,703,434
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/18	13,195	13,245,960
Second Lien Term Loan	11.25%	12/20/19	602	613,513
Ship Luxco 3 S.a.r.l., (Luxembourg)
Term Loan	4.50%	11/30/19	1,908	1,927,142
Term Loan B-2A-II	5.25%	11/29/19	1,986	2,008,053
Term Loan C-2	4.75%	11/29/19	1,915	1,935,385
Sophia, L.P., Term Loan B	4.50%	07/19/18	7,472	7,537,518
SSI Investments II Ltd., Term Loan	5.00%	05/26/17	3,143	3,166,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics & Electrical–(continued)
Verint Systems Inc.,
Term Loan	4.00%	09/06/19	$882	$886,201
Incremental Term Loan B	3.50%	09/06/19	942	939,730
WESCO Distribution Inc., Term Loan B-1	3.75%	12/12/19	1,357	1,362,566
				150,366,410

Equipment Leasing–0.40%
Delos Finance S.a.r.l., Term Loan	3.50%	03/06/21	7,915	7,874,963
Flying Fortress Inc., Term Loan	3.50%	06/30/17	2,738	2,751,876
				10,626,839

Financial Intermediaries–2.09%
Bankruptcy Management Solutions, Inc., Term Loan B	7.00%	06/27/18	23	19,994
Blackstone Perpetual BidCo B.V. (Netherlands), Term Loan B-2	4.70%	04/02/20	1,168	1,173,040
GEO Group, Inc., Term Loan	3.25%	04/03/20	499	501,900
iPayment Inc., Term Loan	6.75%	05/08/17	3,978	3,920,690
MIP Delaware, LLC, Term Loan B-1	4.00%	03/09/20	1,157	1,160,877
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	8,096	8,142,898
Nuveen Investments, Inc., First Lien Term Loan B	4.15%	05/15/17	26,700	26,697,231
RJO Holdings Corp., Term Loan (Acquired 02/08/11; Cost $1,473,155)	6.91%	12/10/15	1,633	1,543,500
SAM Finance Lux S.a.r.l (Luxembourg), Term Loan	4.25%	12/17/20	4,550	4,568,347
TransFirst Holdings, Inc.,
First Lien Term Loan B-1	4.75%	12/27/17	5,069	5,087,092
Second Lien Term Loan	11.00%	06/27/18	2,574	2,613,506
				55,429,075

Food & Drug Retailers–0.98%
Pantry Inc. (The), Term Loan	4.75%	08/02/19	2,262	2,289,978
Rite Aid Corp.,
Second Lien Term Loan	5.75%	08/21/20	1,353	1,385,765
Term Loan	4.00%	02/21/20	4,134	4,157,349
Roundy’s Supermarkets, Inc., Term Loan B	6.46%	02/13/19	9,023	9,000,370
Supervalu Inc., Term Loan	4.50%	03/21/19	9,288	9,338,374
				26,171,836

Food Products–3.24%
AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17	10,393	10,453,061
Second Lien Term Loan	9.50%	10/10/17	524	511,216
Big Heart Pet Brands, Term Loan	3.50%	03/08/20	6,156	6,168,630
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	2,832	2,725,494
CSM Bakery Supplies LLC, Term Loan	4.75%	07/03/20	7,292	7,364,498
Del Monte Foods, Inc.,
First Lien Term Loan	4.25%	02/18/21	4,411	4,425,032
Second Lien Term Loan	8.25%	08/18/21	1,149	1,163,013
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	1,380	1,383,550
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	11,714	11,807,231
H.J. Heinz Company,
Revolving Term Loan(f)	0.00%	06/07/18	10,581	10,421,944
Term Loan B-2	3.50%	06/05/20	7,168	7,232,668
JBS USA, LLC,
Incremental Term Loan	3.75%	09/18/20	2,638	2,634,008
Term Loan	3.75%	05/25/18	7,818	7,822,400
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	2,412	2,511,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food Products–(continued)
Pinnacle Foods Finance LLC, Term Loan H	3.25%	04/29/20	$9,507	$9,498,462
QCE LLC, Term Loan(g)	—	01/24/17	11	4,756
				86,126,971

Food Service–2.62%
Aramark Corp.,
LOC	3.67%	07/26/16	82	82,428
Term Loan F	3.25%	02/24/21	15,444	15,416,229
ARG IH Corp., Term Loan	5.00%	11/15/20	761	766,561
CEC Entertainment Concepts, L.P., Term Loan B	4.25%	02/14/21	4,140	4,132,788
Darling International Inc., Term Loan B	3.25%	01/06/21	3,341	3,353,304
Focus Brands Inc., First Lien Term Loan	5.50%	02/21/18	2,651	2,665,853
Landry’s, Inc., Term Loan B	4.00%	04/24/18	4,240	4,273,616
OSI Restaurant Partners, LLC, Term Loan	3.50%	10/25/19	2,045	2,047,196
Restaurant Holding Company, LLC, Term Loan	8.75%	02/28/19	2,816	2,703,741
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20	1,921	1,919,771
US Foods, Inc., Incremental Term Loan	4.50%	03/29/19	15,352	15,461,902
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	21,972	16,884,540
				69,707,929

Forest Products–0.31%
NewPage Corp., Term Loan B	9.50%	02/11/21	4,643	4,690,951
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	3,508	3,539,061
				8,230,012

Healthcare–5.39%
Alere Inc.,
Incremental Term Loan B-1	4.25%	06/30/17	1,134	1,141,723
Incremental Term Loan B-2	4.25%	06/30/17	511	514,325
Term Loan B	4.25%	06/30/17	1,724	1,736,614
AMN Healthcare, Inc., Term Loan B	3.75%	04/05/18	858	865,648
ATI Holdings, Inc., Term Loan	5.00%	12/20/19	1,877	1,908,672
Biomet, Inc., Term Loan B-2	3.66%	07/25/17	10,806	10,842,327
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	12,172	12,346,023
Community Health Systems, Inc.,
Term Loan D	4.25%	01/27/21	15,293	15,450,449
Term Loan E	3.45%	01/25/17	5,687	5,726,510
DaVita Inc., Term Loan B	4.50%	10/20/16	4,892	4,929,743
DJO Finance LLC, Term Loan B	4.75%	09/15/17	12,775	12,877,270
Drumm Investors LLC, Term Loan	5.00%	05/04/18	901	893,207
HCA, Inc.,
Term Loan B-4	3.00%	05/01/18	7,000	7,003,080
Term Loan B-5	2.90%	03/31/17	14,321	14,327,139
Hologic Inc., Term Loan B	3.25%	08/01/19	1,708	1,707,501
Kindred Healthcare, Inc., Term Loan B-1	4.25%	06/01/18	10,892	10,964,685
Kinetic Concepts, Inc., Term Loan E-1	4.00%	05/04/18	25,991	26,123,453
Pharmaceutical Product Development, Inc., Term Loan	4.00%	12/05/18	658	661,987
Surgical Care Affiliates, LLC, Incremental Term Loan C	4.25%	06/29/18	2,108	2,115,731
TriZetto Group, Inc.,
Second Lien Term Loan	8.50%	03/28/19	1,968	1,926,353
Term Loan	4.75%	05/02/18	6,749	6,726,098
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	2,606	2,618,978
				143,407,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Home Furnishings–0.30%
Britax Group Ltd., Term Loan	4.50%	10/15/20	$1,800	$1,813,862
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	6,005	6,051,815
				7,865,677

Industrial Equipment–3.07%
Accudyne Industries LLC, Term Loan	4.00%	12/13/19	5,056	5,074,441
Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	535	544,736
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	7,420	7,345,382
Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/20	6,498	6,500,613
Second Lien Term Loan	7.00%	11/22/21	1,620	1,646,597
Doncasters US Finance LLC, Term Loan B	5.50%	04/09/20	6,608	6,684,480
Filtration Group Corp.,
First Lien Term Loan	4.50%	11/21/20	1,637	1,655,819
Second Lien Term Loan	8.25%	11/21/21	821	842,012
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	10,043	10,015,346
Generac Power System, Inc., Term Loan B	3.50%	05/31/20	1,878	1,883,808
Grede LLC, Term Loan B	4.50%	05/02/18	2,998	3,010,717
Husky Injection Molding Systems Ltd., Term Loan	4.25%	06/29/18	5,785	5,821,877
Milacron LLC, First Lien Term Loan	4.25%	03/30/20	3,149	3,158,228
MX Holdings US, Inc., Term Loan B-1	4.50%	08/14/20	3,368	3,406,031
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	3,898	3,917,740
QS0001 Corp., First Lien Term Loan	4.25%	11/09/18	4,436	4,463,773
Rexnord LLC / RBS Global, Inc., Term Loan B	4.00%	08/21/20	10,419	10,465,020
Tank Holding Corp., Term Loan	4.25%	07/09/19	2,687	2,694,517
Unifrax Holding Co., Term Loan	4.25%	11/28/18	538	541,680
Virtuoso US LLC, Term Loan(g)	—	02/11/21	1,950	1,969,253
				81,642,070

Insurance–0.24%
Applied Systems, Inc.,
Second Lien Term Loan	7.50%	01/24/22	1,231	1,261,539
Term Loan	4.25%	01/25/21	1,974	1,991,763
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	1,940	1,916,387
Second Lien Term Loan	8.25%	10/16/20	1,300	1,258,283
				6,427,972

Leisure Goods, Activities & Movies–3.10%
24 Hour Fitness Worldwide, Inc., Term Loan B	5.25%	04/22/16	4,764	4,826,627
Alpha Topco Ltd. (United Kingdom), Term Loan B	4.50%	04/30/19	21,999	22,257,508
AMC Entertainment Inc., Term Loan	3.50%	04/30/20	5,179	5,190,127
Bright Horizons Family Solutions, Inc., Term Loan B	4.00%	01/30/20	3,552	3,566,684
Cedar Fair, L.P., Term Loan	3.25%	03/06/20	1,122	1,124,617
CWGS Group, LLC, Term Loan	5.75%	02/20/20	7,784	7,832,862
Equinox Holdings Inc.,
First Lien Term Loan	4.50%	01/31/20	2,077	2,101,430
Revolver(g)	—	02/01/18	1,724	1,722,436
IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	4,751	4,769,048
Kasima, LLC, Term Loan	3.25%	05/17/21	3,448	3,452,247
Live Nation Entertainment, Inc., Term Loan B-1	3.50%	08/17/20	3,972	3,986,573
Merlin Entertainments Group Luxembourg 2 S.a.r.l. (Luxembourg), Term Loan B-1	3.41%	07/03/19	3,904	3,924,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure Goods, Activities & Movies–(continued)
Sabre, Inc.,
Incremental Term Loan	4.50%	02/19/19	$1,247	$1,250,771
Term Loan B	4.25%	02/19/19	8,024	8,047,964
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/20	1,234	1,228,259
Six Flags Theme Parks, Inc., Term Loan B	3.50%	12/20/18	582	586,541
US FinCo LLC, Term Loan B	4.00%	05/29/20	2,518	2,527,256
Zuffa, LLC, Term Loan	4.50%	02/25/20	3,993	4,012,480
				82,407,641

Lodging & Casinos–5.73%
Bally Technologies, Inc., Term Loan B	4.25%	11/25/20	10,419	10,498,884
Boyd Acquisition Sub, LLC, Term Loan B	4.25%	11/20/17	148	148,836
Boyd Gaming Corp., Term Loan B	4.00%	08/14/20	3,984	3,995,548
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	3,699	3,662,924
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19	2,125	2,135,213
Four Seasons Holdings Inc., (Canada)
First Lien Term Loan	3.50%	06/27/20	3,291	3,303,443
Second Lien Term Loan	6.25%	12/28/20	2,066	2,117,332
Great Wolf Resorts, Inc., Term Loan B	4.50%	08/06/20	6,099	6,153,991
Harrah’s Operating Co., Inc.,
Term Loan B-5	4.49%	01/26/18	2,908	2,750,218
Term Loan B-6	5.49%	01/26/18	9,145	8,765,109
Hilton Worldwide Finance, LLC, Term Loan	3.75%	10/26/20	49,166	49,400,083
Las Vegas Sands LLC, Term Loan B	3.25%	12/20/20	10,142	10,147,346
MGM Resorts International, Term Loan B	3.50%	12/20/19	6,065	6,068,334
Pinnacle Entertainment, Inc.,
Term Loan B-1	3.75%	08/15/16	924	930,107
Term Loan B-2	3.75%	08/13/20	3,706	3,720,973
Scientific Games International, Inc., Term Loan	4.25%	10/18/20	25,226	25,291,052
Station Casinos LLC, Term Loan B	5.00%	03/02/20	827	829,527
Twin River Management Group, Inc., Term Loan	5.25%	11/09/18	6,550	6,623,338
Yonkers Racing Corp.,
First Lien Term Loan	4.25%	08/20/19	5,288	5,284,961
Second Lien Term Loan (Acquired 08/16/13; Cost $388,313)	8.75%	08/20/20	392	390,982
				152,218,201

Nonferrous Metals & Minerals–0.79%
Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	5,407	5,279,795
Arch Coal, Inc., Term Loan	6.25%	05/16/18	5,665	5,598,879
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	3,392	3,240,959
Novelis Inc., Term Loan	3.75%	03/10/17	787	791,541
Walter Energy, Inc., Term Loan B	6.75%	04/02/18	6,050	5,958,799
				20,869,973

Oil & Gas–6.15%
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	69	69,724
Atlas Energy, L.P., Term Loan	6.50%	07/31/19	3,355	3,459,831
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/20	6,793	6,869,912
Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11-10/12/23; Cost $4,625,986)	5.25%	10/31/17	4,611	4,657,164
Chesapeake Energy Corp., Term Loan	5.75%	12/01/17	23,309	23,871,091
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	919	929,659
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	2,408	2,462,197
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	20,782	21,254,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas–(continued)
EMG Utica, LLC, Term Loan (Acquired 04/01/13-06/18/13; Cost $2,764,229)	4.75%	03/27/20	$2,761	$2,778,640
EXCO Resources, Inc., Term Loan	5.00%	08/19/19	5,712	5,741,021
Fieldwood Energy LLC,
Second Lien Term Loan	8.38%	09/30/20	7,115	7,392,907
Term Loan	3.88%	09/28/18	7,878	7,911,131
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $788,033)	4.50%	05/02/16	788	799,854
HGIM Corp., Term Loan B	5.50%	06/18/20	6,058	6,139,921
Kinder Morgan, Inc., Term Loan (Acquired 08/05/13; Cost $7,179,117)	4.16%	05/22/15	7,138	7,173,813
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	8,234	8,062,145
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 05/05/11; Cost $846,802)	7.00%	11/02/15	832	849,022
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/04/18	3,556	3,584,855
Samson Investment Company, Second Lien Term Loan	5.00%	09/25/18	5,662	5,721,109
Saxon Enterprises LLC, Term Loan	5.50%	02/15/19	2,423	2,451,400
Seadrill Ltd.(Bermuda), Term Loan	4.00%	02/21/21	12,347	12,409,862
Stena International S.a.r.l. (Luxembourg), Term Loan	4.00%	03/03/21	8,212	8,129,809
Tallgrass Operations, LLC, Term Loan	4.25%	11/13/18	6,665	6,731,835
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	7,007	7,052,867
Western Refining, Inc., Term Loan	4.25%	11/12/20	2,763	2,789,223
WildHorse Resources, LLC, Term Loan (Acquired 06/07/13; Cost $4,188,175)	7.50%	12/13/18	4,225	4,288,546
				163,582,208

Publishing–3.47%
CBS Outdoor Americas Capital LLC, Term Loan	3.00%	01/31/21	3,258	3,256,200
Cenveo Corp., Term Loan B	6.25%	02/13/17	9,391	9,513,806
Endurance Business Media, Inc., Term Loan (Acquired 07/26/06; Cost $80,716)	6.50%	12/15/14	62	16,040
Getty Images, Inc.,
Revolver Loan(g)	—	10/18/17	4,889	4,277,701
Term Loan	4.75%	10/18/19	5,149	4,922,044
Harland Clarke Holdings Corp.,
Term Loan B-2	5.50%	06/30/17	350	351,088
Term Loan B-4	6.00%	08/04/19	1,448	1,453,735
Media General, Inc., Term Loan B	4.25%	07/31/20	6,833	6,905,901
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	5,612	5,443,474
Merrill Communications LLC, Term Loan	7.25%	03/08/18	4,931	5,005,432
MTL Publishing LLC, Term Loan B-2	4.25%	06/29/18	4,408	4,424,654
Multi Packaging Solutions, Inc.,
Term Loan A	4.25%	09/30/20	1,570	1,566,308
Term Loan B	4.25%	09/30/20	3,706	3,741,096
Newsday, LLC, Term Loan	3.65%	10/12/16	3,615	3,628,100
ProQuest LLC, Term Loan	6.00%	04/13/18	1,783	1,814,632
Southern Graphics Inc., Term Loan	4.26%	10/17/19	4,412	4,439,928
Tribune Co., Term Loan	4.00%	12/27/20	31,431	31,465,574
				92,225,713

Radio & Television–3.14%
Clear Channel Communications, Inc.,
Term Loan B	3.80%	01/29/16	361	355,444
Term Loan D	6.90%	01/30/19	34,262	33,700,151
Term Loan E	7.65%	07/30/19	6,670	6,665,913
E.W. Scripps Co., Term Loan	3.25%	11/26/20	843	847,160
Entravision Communications Corp., Term Loan B	3.50%	05/29/20	7,282	7,243,557
Gray Television, Inc., Term Loan	4.75%	10/11/19	1,311	1,320,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Radio & Television–(continued)
Lin Television Corp., Term Loan B	4.00%	12/21/18	$687	$688,746
Mission Broadcasting, Inc., Term Loan B-2	3.75%	10/01/20	640	642,481
NEP/NCP HoldCo, Inc.,
Incremental Term Loan	4.25%	01/22/20	3,518	3,538,585
Second Lien Term Loan	9.50%	07/22/20	132	135,729
Nexstar Broadcasting, Inc., Term Loan B-2	3.75%	10/01/20	726	729,270
Nine Entertainment Corp., Term Loan B	3.25%	02/05/20	4,566	4,560,156
Raycom TV Broadcasting, LLC, Term Loan B	4.25%	05/31/17	2,081	2,088,697
Sinclair Television Group, Inc., Term Loan B	3.00%	04/09/20	2,031	2,022,327
TWCC Holding Corp.,
Second Lien Term Loan	7.00%	06/26/20	4,011	3,898,145
Term Loan	3.50%	02/13/17	7,492	7,258,319
Univision Communications Inc., First Lien Term Loan	4.00%	03/01/20	7,632	7,662,502
				83,357,923

Retailers (except Food & Drug)–4.62%
Academy, Ltd., Term Loan	4.50%	08/03/18	2,264	2,281,928
CDW LLC, Term Loan	3.25%	04/29/20	13,008	12,967,006
Collective Brands, Inc., Term Loan	7.25%	10/09/19	6,559	6,579,763
David’s Bridal, Inc.,
ABL Revolver(f)	0.00%	10/11/17	1,573	1,462,593
Term Loan	5.00%	10/11/19	1,217	1,226,567
Guitar Center, Inc., Term Loan	6.25%	04/10/17	7,824	7,750,828
Hudson’s Bay Co. (Canada), First Lien Term Loan	4.75%	11/04/20	8,333	8,469,964
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	1,809	1,819,483
National Vision, Inc., Term Loan	7.00%	08/02/18	2,721	2,727,694
Neiman Marcus Group, Inc., Term Loan	5.00%	10/26/20	10,131	10,259,600
OSP Group, Inc., First Lien Term Loan	5.50%	02/05/20	4,126	4,136,785
Pep Boys–Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,470	1,482,032
Savers Inc., Term Loan	5.00%	07/09/19	4,890	4,916,307
Sears Holding Corp., Term Loan	5.50%	06/30/18	24,322	24,443,462
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	18,540	18,613,382
Toys ‘R’ US-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,912	1,721,950
Term Loan B-2	5.25%	05/25/18	398	335,990
Term Loan B-3	5.25%	05/25/18	115	97,474
Toys ‘R’ US Property Co. I, LLC	6.00%	08/21/19	10,109	9,561,570
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	1,925	1,840,128
				122,694,506

Steel–0.34%
JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	667	669,700
JMC Steel Group Inc., Term Loan	4.75%	04/03/17	1,082	1,084,297
Southwire Co., Term Loan	3.25%	02/11/21	1,144	1,145,112
TMS International Corp., Term Loan B	4.50%	10/16/20	3,390	3,431,894
Waupaca Foundry, Inc., Term Loan	4.00%	06/29/17	2,752	2,759,185
				9,090,188

Surface Transport–0.93%
Ceva Group PLC, (United Kingdom)
Term Loan B(g)	—	08/31/16	1,260	1,259,805
Term Loan B	0.15%	08/31/16	216	215,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Surface Transport–(continued)
Hertz Corp. (The),
Synthetic LOC	3.75%	03/09/18	$552	$550,900
Term Loan B-1	3.75%	03/12/18	903	906,558
JHCI Acquisition, Inc., First Lien Term Loan	7.00%	07/11/19	2,750	2,783,985
Kenan Advantage Group, Inc.,
Term Loan	3.75%	06/10/16	629	635,694
Term Loan D (Acquired 12/11/13; Cost $728,438)	3.75%	06/10/16	729	734,765
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	8,159	8,322,638
U.S. Shipping Corp., Term Loan	9.00%	04/30/18	9,070	9,324,721
				24,734,836

Telecommunications–7.14%
Alcatel-Lucent USA Inc., Term Loan	4.50%	01/30/19	11,341	11,463,624
Arris Enterprises, Inc., Term Loan	3.50%	04/17/20	204	203,052
Avaya Inc.,
Term Loan B-3	4.73%	10/26/17	23,626	23,051,156
Term Loan B-6	6.50%	03/30/18	10,280	10,280,133
Cellular South, Inc., Term Loan B	3.25%	05/22/20	2,580	2,570,207
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	13,258	13,367,663
Cricket Communications, Inc.,
Term Loan	4.75%	10/10/19	2,568	2,572,364
Term Loan C	4.75%	03/09/20	4,196	4,205,516
Crown Castle Operating Company, Term Loan B-2	3.25%	01/31/21	13,139	13,163,536
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	9,099	9,375,655
Hargray Communications Group, Inc., Term Loan	4.75%	06/26/19	2,423	2,453,309
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/19	10,437	10,527,419
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/20	22,474	22,568,616
Term Loan B-III	4.00%	08/01/19	428	430,528
LTS Buyer LLC,
First Lien Term Loan B	4.00%	04/13/20	3,302	3,303,726
Second Lien Term Loan	8.00%	04/12/21	82	83,577
NTELOS Inc., Term Loan B	5.75%	11/08/19	6,635	6,651,458
SBA Senior Finance II LLC,
Incremental Term Loan B(g)	—	03/24/21	5,725	5,719,010
Incremental Term Loan A	3.25%	03/24/21	5,725	5,720,041
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19	9,263	9,305,590
Telesat LLC, Term Loan B-2	3.50%	03/28/19	1,272	1,273,847
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17	5,256	5,302,943
Windstream Corp.,
Term Loan B-4	3.50%	01/23/20	7,799	7,805,255
Term Loan B-5	3.50%	08/08/19	1,000	1,002,500
Yankee Cable Acquisition, LLC, Term Loan	4.50%	03/02/20	6,130	6,192,299
Zayo Group, LLC, Term Loan	4.00%	07/02/19	11,119	11,162,002
				189,755,026

Utilities–2.44%
AES Corp. (The), Term Loan	3.75%	06/01/18	999	1,005,167
Calpine Construction Finance Co., L.P.,
Term Loan B-1	3.00%	05/03/20	5,474	5,422,600
Term Loan B-2	3.25%	01/31/22	7,249	7,179,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities–(continued)
Calpine Corp.,
Term Loan	4.00%	04/02/18	$1,653	$1,663,843
Term Loan	4.00%	04/02/18	26	26,288
Term Loan	4.00%	10/09/19	7,665	7,716,189
Term Loan B	4.00%	10/30/20	1,023	1,033,013
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	6,986	7,028,566
EquiPower Resources Holdings, LLC,
First Lien Term Loan B	4.25%	12/21/18	6,065	6,098,836
First Lien Term Loan C	4.25%	12/31/19	3,752	3,770,999
LSP Madison Funding, LLC, Term Loan	5.50%	06/28/19	948	964,098
NSG Holdings LLC, Term Loan	3.75%	12/11/19	873	876,939
Sapphire Power Finance LLC, Term Loan B	6.00%	07/10/18	3,144	3,181,256
Texas Competitive Electric Holdings,
Term Loan	3.74%	10/10/14	6,868	4,812,258
Term Loan	4.74%	10/10/17	12,148	8,496,247
USIC Holdings, Inc., First Lien Term Loan	4.00%	07/10/20	5,636	5,647,330
				64,923,559
Total Variable Rate Senior Loan Interests				2,490,962,826

Bonds and Notes–3.96%
Air Transport–0.02%
Continental Airlines, Inc.(h)	6.75%	09/15/15	460	472,075

Automotive–0.08%
Goodyear Tire & Rubber Co.	6.50%	03/01/21	1,063	1,169,300
Schaeffler AG (Germany)(h)	4.75%	05/15/21	1,042	1,052,279
				2,221,579

Business Equipment & Services–0.36%
ADT Corp. (The)(h)	6.25%	10/15/21	2,222	2,355,320
First Data Corp.(h)	6.75%	11/01/20	6,807	7,368,577
				9,723,897

Cable & Satellite–0.01%
Lynx II Corp.(h)	5.38%	04/15/21	200	206,500

Cable & Satellite Television–0.05%
UPC Broadband Holdings, B.V. (Netherlands)(h)	7.25%	11/15/21	1,074	1,184,085
UPC Broadband Holdings, B.V. (Netherlands)(h)	6.88%	01/15/22	173	190,427
				1,374,512

Chemicals & Plastics–0.31%
Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	7,205	7,493,200
Ineos Holdings Ltd.(h)	8.38%	02/15/19	241	268,112
Ineos Holdings Ltd.(h)	7.50%	05/01/20	157	173,093
Taminco Global Chemical Corp.(h)	9.75%	03/31/20	226	257,640
				8,192,045

Containers & Glass Products–0.73%
Ardagh Glass Finance PLC (Ireland)(h)	6.25%	01/31/19	1,631	1,700,318
Ardagh Glass Finance PLC (Ireland)(h)	7.00%	11/15/20	151	154,440
Reynolds Group Holdings Inc.	7.88%	08/15/19	1,854	2,050,988
Reynolds Group Holdings Inc.	9.88%	08/15/19	1,879	2,127,967
Reynolds Group Holdings Inc.	5.75%	10/15/20	12,685	13,350,962
				19,384,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics & Electrical–0.19%
Blackboard Inc.(h)	7.75%	11/15/19	$4,194	$4,351,275
Freescale Semiconductor Inc.(h)	6.00%	01/15/22	561	597,465
				4,948,740

Food Products–0.02%
Chiquita Brands Intl	7.88%	02/01/21	412	454,230

Forest Products–0.07%
Verso Paper Holdings LLC	11.75%	01/15/19	1,626	1,764,210

Healthcare–0.52%
Accellent Inc.	8.38%	02/01/17	2,878	3,021,900
Biomet, Inc.	6.50%	08/01/20	469	508,865
Community Health Systems, Inc.	5.13%	08/15/18	940	999,925
Community Health Systems, Inc.(h)	5.13%	08/01/21	861	861,000
Community Health Systems, Inc.(h)	6.88%	02/01/22	971	1,037,756
DJO Finance LLC	9.75%	10/15/17	1,099	1,156,698
DJO Finance LLC	8.75%	03/15/18	1,386	1,524,600
Kindred Healthcare, Inc.	8.25%	06/01/19	542	588,070
Kinetic Concepts, Inc.	10.50%	11/01/18	1,764	2,055,060
Tenet Healthcare Corp.(h)	6.00%	10/01/20	1,832	1,992,300
				13,746,174

Lodging & Casinos–0.04%
Harrah’s Operating Co., Inc.	8.50%	02/15/20	360	346,050
Harrah’s Operating Co., Inc.	9.00%	02/15/20	791	775,180
				1,121,230

Nonferrous Metals & Minerals–0.04%
TiZir Ltd. (United Kingdom)	9.00%	09/28/17	1,000	1,062,500

Oil & Gas–0.27%
Kinder Morgan, Inc.(h)	5.00%	02/15/21	2,141	2,162,410
Pacific Drilling S.A. (Luxembourg)(h)	5.38%	06/01/20	2,798	2,848,255
Tervita Corp. (Canada)(h)	8.00%	11/15/18	1,949	2,046,450
Western Refining, Inc.	6.25%	04/01/21	190	196,080
				7,253,195

Publishing–0.04%
Merrill Communications, LLC	10.00%	03/08/23	1,104	1,015,416

Radio & Television–0.21%
Sinclair Television Group, Inc.	6.38%	11/01/21	1,208	1,280,480
Univision Communications Inc.(h)	6.88%	05/15/19	1,000	1,080,000
Univision Communications Inc.(h)	6.75%	09/15/22	2,833	3,151,713
				5,512,193

Retailers (except Food & Drug)–0.12%
Claire’s Stores Inc.(h)	9.00%	03/15/19	1,202	1,269,613
Claire’s Stores Inc.(h)	6.13%	03/15/20	2,079	1,982,846
				3,252,459

Telecommunications–0.61%
Avaya Inc.(h)	7.00%	04/01/19	2,835	2,817,480
Goodman Networks Inc.(h)	12.13%	07/01/18	4,933	5,265,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications–(continued)
Goodman Networks Inc.(h)	12.13%	07/01/18	$2,775	$2,962,312
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.25%	02/15/18	1,500	1,575,938
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.25%	02/15/18	1,612	1,693,607
Wind Telecomunicazioni S.p.A. (Italy)(h)	6.50%	04/30/20	256	282,880
Windstream Corp.	7.50%	06/01/22	1,484	1,565,620
Windstream Corp.	6.38%	08/01/23	17	16,873
				16,180,687

Utilities–0.27%
Calpine Corp.(h)	7.50%	02/15/21	2,830	3,140,961
Calpine Corp.(h)	6.00%	01/15/22	807	859,455
Calpine Corp.(h)	7.88%	01/15/23	—	292
NRG Energy Inc.	7.63%	05/15/19	713	746,868
NRG Energy Inc.(h)	6.25%	07/15/22	1,579	1,648,081
NRG Energy Inc.	6.63%	03/15/23	880	932,800
				7,328,457
Total Bonds and Notes				105,214,774

Structured Products–3.04%
Apidos Cinco CDO (Cayman Islands)(h)(i)	4.49%	05/14/20	345	336,895
Apidos CLO II(h)(i)	4.99%	12/21/18	1,621	1,619,621
Apidos CLO IX(h)(i)	6.74%	07/15/23	3,083	3,090,955
Apidos CLO X(h)(i)	6.49%	10/30/22	2,190	2,195,341
Apidos CLO X(h)(i)	6.49%	10/30/22	1,367	1,370,334
Apidos CLO XI(h)(i)	5.49%	01/17/23	2,070	1,998,204
Apidos CLO XV(h)(i)	5.00%	10/20/25	4,500	4,181,441
Apidos Quattro CDO (Cayman Islands)(h)(i)	3.84%	01/20/19	408	396,110
Ares XI CLO, Ltd.(h)(i)	3.24%	10/11/21	724	703,231
Atrium IV CDO Corp.(h)	9.18%	06/08/19	205	215,952
Atrium X CDO(h)(i)	4.74%	07/16/25	3,742	3,436,819
Babson CLO Ltd. 2007-I(h)(i)	3.49%	01/18/21	1,034	995,230
Babson CLO Ltd. 2013-II(h)(i)	4.74%	01/18/25	4,442	4,033,728
Carlyle Global Market Strategies 2012-2 (Cayman Islands)(h)(i)	6.49%	07/20/23	1,418	1,421,568
Carlyle Global Market Strategies 2012-3 (Cayman Islands)(h)(i)	5.74%	10/14/24	3,188	3,132,865
Columbus Nova CLO Ltd.(h)(i)	3.84%	05/16/19	429	411,210
Columbus Nova CLO Ltd.(h)(i)	3.84%	05/16/19	1,093	1,047,674
Dryden Senior Loan Fund 2012-23 (Cayman Islands)(h)(i)	6.24%	07/17/23	1,770	1,771,670
Dryden Senior Loan Fund 2013-30 (Cayman Islands)(h)(i)	5.26%	10/15/25	3,276	3,127,604
Flagship CLO VI(h)(i)	4.99%	06/10/21	3,254	3,246,510
Flagship CLO VI(h)(i)	4.99%	06/10/21	987	984,487
Four Corners CLO II, Ltd.(h)(i)	2.09%	01/26/20	310	301,066
Four Corners CLO II, Ltd.(h)(i)	2.09%	01/26/20	103	100,032
Gramercy Park CLO(h)(i)	5.74%	07/17/23	1,336	1,317,454
Halcyon Loan Investors CLO II, Ltd.(h)(i)	3.84%	04/24/21	917	866,890
ING IM CLO 2012-3, Ltd.(h)(i)	6.09%	10/15/22	1,243	1,237,066
ING IM CLO 2012-4, Ltd.(h)(i)	5.99%	10/15/23	1,861	1,846,967
ING IM CLO 2013-1, Ltd.(h)(i)	5.24%	04/15/24	4,808	4,565,327
ING IM CLO 2013-3, Ltd.(h)(i)	4.74%	01/18/26	2,745	2,511,227
ING Investment Management CLO III, Ltd.(h)(i)	3.75%	12/13/20	1,188	1,123,068
ING Investment Management CLO IV, Ltd.(h)(i)	4.49%	06/14/22	293	287,530
Keuka Park CLO 2013-1(h)(i)	4.74%	10/21/24	617	569,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Structured Products–(continued)
Kingsland Ltd (Cayman Islands)(h)(i)	4.74%	04/21/21	$1,205	$1,164,331
KKR Financial CLO 2012-1(h)(i)	5.75%	12/15/24	2,100	2,041,231
KKR Financial CLO 2013-1(h)(i)	4.99%	07/15/25	2,461	2,277,884
Madison Park Funding IV Ltd.(h)(i)	3.85%	03/22/21	1,344	1,305,612
Madison Park Funding X Ltd. (Cayman Islands)(h)(i)	5.49%	01/20/25	1,953	1,891,851
Marine Park CLO 2012-1(h)(i)	5.99%	05/18/23	2,191	2,178,231
Octagon Investment Partners XVII Ltd. (Cayman Islands)(h)(i)	4.74%	10/25/25	980	901,587
Octagon Investment Partners XVIII Ltd. (Cayman Islands)(h)(i)	5.49%	12/16/24	4,442	4,287,924
Pacifica CDO VI, Ltd.(h)(i)	3.99%	08/15/21	565	530,849
Sierra CLO II Ltd.(i)	3.74%	01/22/21	733	707,087
Silverado CLO 2006-II Ltd.(h)(i)	4.00%	10/16/20	886	843,957
Slater Mill Loan Fund, L.P.(h)(i)	5.74%	08/17/22	1,108	1,089,705
Symphony CLO 2013-12, Ltd.(h)(i)	5.15%	10/15/25	1,850	1,745,119
Symphony CLO IX, Ltd.(h)(i)	5.25%	04/16/22	1,901	1,818,254
Symphony CLO VIII, Ltd.(h)(i)	5.99%	01/09/23	1,035	1,026,423
Symphony CLO XI(h)(i)	5.49%	01/17/25	2,640	2,553,756
Total Structured Products				80,807,593

			Shares
Common Stocks & Other Equity Interests–0.25%
Automotive–0.01%
Dayco Products, LLC,(h)(j)			856	35,524
Dayco Products, LLC,(h)(j)			3,261	135,331
				170,855

Building & Development–0.12%
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/10–07/15/10; Cost $664,569)(h)(j)			518	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/10; Cost $3,408,940)(h)(j)			4	0
Lake at Las Vegas Joint Venture, LLC, Class C Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0)(h)(j)			17	0
Lake at Las Vegas Joint Venture, LLC, Class D Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0)(h)(j)			24	0
Lake at Las Vegas Joint Venture, LLC, Class E Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0)(h)(j)			27	0
Lake at Las Vegas Joint Venture, LLC, Class F Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0)(h)(j)			30	0
Lake at Las Vegas Joint Venture, LLC, Class G Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0)(h)(j)			34	0
Stile Acquisition Corp. (Canada)(h)(j)			53,093	3,063,466
United Subcontractors, Inc.(h)(j)			4,840	53,245
				3,116,711

Cable & Satellite Television–0.04%
Ion Media Networks, Inc.(h)(j)			4,471	1,117,750

Chemicals & Plastics–0.00%
LyondellBasell Industries N.V. Class A,			218	19,201

Financial Intermediaries–0.00%
Bankruptcy Management Solutions, Inc.(h)(k)			335	13,400
Bankruptcy Management Solutions, Inc. Class A Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0)(h)(k)			19	0
Bankruptcy Management Solutions, Inc. Class B Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0)(h)(k)			21	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Floating Rate Fund

	Shares	Value
Financial Intermediaries–(continued)
Bankruptcy Management Solutions, Inc. Class C Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0)(h)(k)	31	$0
		13,400

Forest Products–0.00%
Xerium Technologies, Inc.(j)	1,766	27,815

Leisure Goods, Activities & Movies–0.00%
AMF Bowling Centers, Inc.(j)	1,665	39,336

Lodging & Casinos–0.02%
Twin River Worldwide Holdings, Inc., Class A,(h)(j)	18,663	465,642

Publishing–0.04%
Endurance Business Media, Inc. Class A (Acquired 07/26/06; Cost $82,567)(h)(j)	124	0
F&W Publications, Inc.(h)(j)	288	2,304
F&W Publications, Inc., Wts. expiring 12/09/17(h)(k)	559	4,471
Merrill Communications LLC, Class A(j)	133,776	267,552
Tribune Co. Class A(k)	9,050	717,213
		991,540

Surface Transport–0.00%
U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $0)(h)(j)	6,189	804
U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $87,805)(h)(j)	87,805	48,293
		49,097

Telecommunications–0.02%
FairPoint Communications, Inc.(j)	44,928	596,644

Utilities–0.00%
Bicent Power, LLC Series A, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0)(h)(j)	101	0
Bicent Power, LLC Series B, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0)(h)(j)	164	0
		0
Total Common Stocks & Other Equity Interests		6,607,991

Preferred Stock–0.01%
Building & Development–0.01%
United Subcontractors, Inc. (Acquired 08/02/13; Cost $0)(j)	4,840	145,214

Money Market Funds–3.75%
Liquid Assets Portfolio–Institutional Class(l)	49,889,818	49,889,818
Premier Portfolio–Institutional Class(l)	49,889,818	49,889,818
Total Money Market Funds		99,779,636
TOTAL INVESTMENTS–104.72% (Cost $2,773,658,512)		2,783,518,034
OTHER ASSETS LESS LIABILITIES–(4.72)%		(125,379,380)
NET ASSETS–100.00%		$2,658,138,654

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
LOC	– Letter of Credit
PIK	– Payment in Kind
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Floating Rate Fund

Notes to Schedule of Investments:

(a)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2014 was $3,903,611, which represented less than 1% of the Fund’s Net Assets.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	All or a portion of this security is Payment-in-Kind.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 1M and Note 8.
(g)	This floating rate interest will settle after February 28, 2014, at which time the interest rate will be determined.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $144,051,668, which represented 5.42% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(j)	Non-income producing securities acquired through the restructuring of senior loans.
(k)	Non-income producing security acquired as part of a bankruptcy restructuring.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition*

By credit quality rating, based on total net assets†

as of February 28, 2014

BBB	0.1%
BBB-	2.3
BB+	6.3
BB	16.6
BB-	17.2
B+	20.7
B	23.5
B-	6.2
CCC+	3.1
CCC	0.3
CCC-	0.5
Not-Rated	2.9
Equity	0.3

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Floating Rate Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $2,673,878,876)	$2,683,738,398
Investments in affiliated money market funds, at value and cost	99,779,636
Total investments, at value (Cost $2,773,658,512)	2,783,518,034
Cash	27,084,147
Receivable for:
Investments sold	104,935,923
Interest and fees	12,318,594
Fund shares sold	20,359,027
Investments matured	6,517
Investment for trustee deferred compensation and retirement plans	150,176
Other assets	134,581
Total assets	2,948,506,999

Liabilities:
Payable for:
Investments purchased	279,045,367
Income distributions	1,100,433
Fund shares repurchased	8,676,200
Accrued fees to affiliates	1,153,759
Accrued trustees’ and officers’ fees and benefits	6,413
Accrued other operating expenses	208,873
Trustee deferred compensation and retirement plans	177,300
Total liabilities	290,368,345
Net assets applicable to shares outstanding	$2,658,138,654

Net assets consist of:
Shares of beneficial interest	$2,655,228,980
Undistributed net investment income	(623,563)
Undistributed net realized gain (loss)	(6,171,043)
Net unrealized appreciation	9,704,280
$2,658,138,654

Net Assets:
Class A	$1,142,899,255
Class C	$647,828,984
Class R	$10,516,611
Class Y	$782,297,300
Class R5	$10,354,569
Class R6	$64,241,935

Shares outstanding, $0.01 par value per share with an unlimited number of shares authorized:
Class A	143,131,797
Class C	81,494,311
Class R	1,314,751
Class Y	98,132,961
Class R5	1,295,903
Class R6	8,043,750
Class A:
Net asset value per share	$7.98
Maximum offering price per share
(Net asset value of $7.98 ÷ 97.50%)	$8.18
Class C
Net asset value and offering price per share	$7.95
Class R
Net asset value and offering price per share	$8.00
Class Y
Net asset value and offering price per share	$7.97
Class R5
Net asset value and offering price per share	$7.99
Class R6
Net asset value and offering price per share	$7.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Floating Rate Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Interest	$55,146,833
Dividends (net of foreign withholding taxes of $8,398)	2,113,299
Dividends from affiliated money market funds	34,201
Other income	2,000,302
Total investment income	59,294,635

Expenses:
Advisory fees	7,196,290
Administrative services fees	240,014
Custodian fees	117,718
Distribution fees:
Class A	1,309,923
Class C	2,177,483
Class R	17,197
Transfer agent fees — A, C, R & Y	982,716
Transfer agent fees — R5	3,019
Transfer agent fees — R6	1,584
Trustees’ and officers’ fees and benefits	66,362
Other	496,356
Total expenses	12,608,662
Less: Fees waived and expense offset arrangement(s)	(110,172)
Net expenses	12,498,490
Net investment income	46,796,145

Realized and unrealized gain:
Net realized gain from investment securities	1,268,412
Change in net unrealized appreciation of investment securities	13,232,244
Net realized and unrealized gain	14,500,656
Net increase in net assets resulting from operations	$61,296,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income	$46,796,145	$56,982,715
Net realized gain	1,268,412	14,606,234
Change in net unrealized appreciation	13,232,244	3,528,753
Net increase in net assets resulting from operations	61,296,801	75,117,702

Distributions to shareholders from net investment income:
Class A	(21,206,047)	(27,865,428)
Class C	(10,279,748)	(13,389,847)
Class R	(130,887)	(102,164)
Class Y	(13,876,392)	(13,386,252)
Class R5	(214,102)	(770,560)
Class R6	(1,391,076)	(2,424,391)
Total distributions to shareholders from net investment income	(47,098,252)	(57,938,642)

Share transactions–net:
Class A	178,976,754	500,918,627
Class C	125,325,689	255,350,771
Class R	6,922,138	1,748,631
Class Y	227,675,006	382,712,276
Class R5	1,033,688	(49,516,697)
Class R6	792,404	62,452,814
Net change in net assets resulting from share transactions	540,725,679	1,153,666,422
Net increase in net assets	554,924,228	1,170,845,482

Net assets applicable to common shares:
Beginning of period	2,103,214,426	932,368,944
End of period (includes undistributed net investment income of $(623,563) and $(321,456), respectively)	$2,658,138,654	$2,103,214,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Floating Rate Fund

Statement of Cash Flows

For the six months ended February 28, 2014

(Unaudited)

Cash provided by (used in) operating activities:
Net increase in net assets resulting from operations	$61,296,801

Adjustments to reconcile net increase in net assets to net cash provided by (used in) operating activities:
Purchases of investments	(1,452,210,199)
Proceeds from sales of investments	802,645,419
Increase in receivables and other assets	(2,724,508)
Accretion of discounts on investment securities	(2,796,166)
Increase in accrued expenses and other payables	204,397
Net realized gain from investment securities	(1,268,412)
Net change in unrealized appreciation on investment securities	(13,232,244)
Net cash provided by (used in) operating activities	(608,084,912)

Cash provided by financing activities:
Dividends paid to shareholders	(13,197,031)
Proceeds from shares of beneficial interest sold	924,774,422
Disbursements from shares of beneficial interest reacquired	(407,435,959)
Net cash provided by financing activities	504,141,432
Net increase (decrease) in cash and cash equivalents	(103,943,480)
Cash and cash equivalents at beginning of period	230,807,263
Cash and cash equivalents at end of period	$126,863,783

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$33,779,160

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$66,667

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

27                         Invesco Floating Rate Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

28                         Invesco Floating Rate Fund

D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

K.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
L.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
M.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.65%
Next $4.5 billion	0.60%
Next $5 billion	0.575%
Over $10 billion	0.55%

29                         Invesco Floating Rate Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2014, the Adviser waived advisory fees of $109,806.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $180,386 in front-end sales commissions from the sale of Class A shares and $24,710 and $64,568 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

30                         Invesco Floating Rate Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$102,890,118	$1,811,454	$1,831,269	$106,532,841
Variable Rate Senior Loan Interests	—	2,429,843,622	61,119,204	2,490,962,826
Bonds and Notes	—	105,214,774	—	105,214,774
Structured Products	—	80,807,593	—	80,807,593
Total Investments	$102,890,118	$2,617,677,443	$62,950,473	$2,783,518,034

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Variable Rate Senior Loan Interests during the six months ended February 28, 2014:

	Beginning Balance, as of August 31, 2013	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of February 28, 2014
Variable Rate Senior Loan Interests	$57,870,285	$16,724,201	$(17,907,791)	$86,684	$(237,570)	$237,680	$25,679,637	$(21,333,922)	$61,119,204
Equity Securities	208,198	—	(97,167)	—	97,167	(487)	1,636,958	(13,400)	1,831,269
	$58,078,483	$16,724,201	$(18,004,958)	$86,684	$(140,403)	$237,193	$27,316,595	$(21,347,322)	$62,950,473

The Variable Rate Senior Loan Interests determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $366.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Borrowings

The Board of Trustees of the Fund approved a revolving line of credit agreement with SSB in which the Fund may borrow up to the lesser of (1) $300,000,000 or (2) the limits set by its prospectus for borrowings. This agreement will expire on July 24, 2014.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

31                         Invesco Floating Rate Fund

At the six months ended February 28, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$12,153,335	$11,884,537

NOTE 8—Unfunded Loan Commitments

As of February 28, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
David’s Bridal, Inc.	Revolver Loan	$1,572,681	$1,462,593
Delta Air Lines, Inc.	Revolver Loan	1,144,857	1,070,442
Delta Air Lines, Inc.	Revolver Loan	7,785,030	7,522,285
H.J. Heinz Company	Revolver Loan	10,580,654	10,421,944
Lake at Las Vegas Joint Venture, LLC	Exit Revolver	10,794	3,812
Reynolds Group Holdings, Inc.	Revolver Loan	3,986,510	3,984,019
W.R. Grace & Co.	Delayed Draw Term Loan	1,266,713	1,267,505
West Corp.	Revolver Loan	1,747,822	1,695,387
		$28,095,061	$27,427,987

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$6,039,554	$—	$6,039,554

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $1,491,808,380 and $862,027,132, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$30,458,662
Aggregate unrealized (depreciation) of investment securities	(22,936,997)
Net unrealized appreciation of investment securities	$7,521,665

Cost of investments for tax purposes is $2,775,996,369.

32                         Invesco Floating Rate Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	42,041,249	$335,073,652	85,809,233	$681,689,852
Class C	24,694,262	195,974,950	39,732,283	314,470,469
Class R	878,141	7,009,630	282,129	2,247,568
Class Y	46,547,536	370,696,852	65,890,315	522,776,943
Class R5	467,741	3,734,550	1,652,090	13,075,361
Class R6(b)	822,864	6,560,248	7,948,789	62,499,889

Issued as reinvestment of dividends:
Class A	1,871,189	14,918,201	2,577,561	20,453,288
Class C	967,742	7,682,916	1,263,362	9,972,285
Class R	15,300	122,369	12,477	99,053
Class Y	1,187,631	9,451,826	1,196,684	9,480,543
Class R5	26,666	212,772	72,079	571,177
Class R6	174,428	1,391,076	305,796	2,424,391

Reacquired:
Class A	(21,452,861)	(171,015,099)	(25,392,869)	(201,224,513)
Class C	(9,868,223)	(78,332,177)	(8,754,185)	(69,091,983)
Class R	(26,309)	(209,861)	(75,449)	(597,990)
Class Y	(19,162,681)	(152,473,672)	(18,876,729)	(149,545,210)
Class R5	(364,958)	(2,913,634)	(8,025,950)	(63,163,235)
Class R6	(896,330)	(7,158,920)	(311,797)	(2,471,466)
Net increase in share activity	67,923,387	$540,725,679	145,305,819	$1,153,666,422

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

33                         Invesco Floating Rate Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 02/28/14	$7.93	$0.16	$0.05	$0.21	$(0.16)	$7.98	2.67%		$1,142,899	1.01	%(e)(f)	1.02	%(e)(f)	4.01	%(e)	37%
Year ended 08/31/13	7.77	0.35	0.17	0.52	(0.36)	7.93	6.83		957,442	1.08	(f)	1.09	(f)	4.36		97
Year ended 08/31/12	7.36	0.37	0.41	0.78	(0.37)	7.77	10.75		448,142	1.11	(f)	1.11	(f)	4.80		82
Year ended 08/31/11	7.47	0.35	(0.11)	0.24	(0.35)	7.36	3.07		450,750	0.99	(f)	1.00	(f)	4.53		152
Year ended 08/31/10	7.09	0.40	0.39 (g)	0.79	(0.41)	7.47	11.28	(g)	359,476	1.12	(f)	1.14	(f)	5.34		106
Year ended 08/31/09	7.99	0.41	(0.89)	(0.48)	(0.42)	7.09	(4.97)		218,448	1.24	(f)	1.25	(f)	6.50		52
Class C
Six months ended 02/28/14	7.90	0.14	0.05	0.19	(0.14)	7.95	2.42		647,829	1.51	(e)(f)	1.52	(e)(f)	3.51	(e)	37
Year ended 08/31/13	7.73	0.31	0.18	0.49	(0.32)	7.90	6.45		518,948	1.58	(f)	1.59	(f)	3.86		97
Year ended 08/31/12	7.32	0.33	0.41	0.74	(0.33)	7.73	10.24		258,800	1.61	(f)	1.61	(f)	4.30		82
Year ended 08/31/11	7.44	0.31	(0.12)	0.19	(0.31)	7.32	2.41		267,796	1.49	(f)	1.50	(f)	4.03		152
Year ended 08/31/10	7.06	0.36	0.39 (g)	0.75	(0.37)	7.44	10.75	(g)	189,966	1.62	(f)	1.64	(f)	4.84		106
Year ended 08/31/09	7.97	0.38	(0.90)	(0.52)	(0.39)	7.06	(5.61)		103,975	1.74	(f)	1.75	(f)	6.00		52
Class R
Six months ended 02/28/14	7.95	0.15	0.05	0.20	(0.15)	8.00	2.55		10,517	1.26	(e)(f)	1.27	(e)(f)	3.76	(e)	37
Year ended 08/31/13	7.79	0.33	0.17	0.50	(0.34)	7.95	6.57		3,559	1.33	(f)	1.34	(f)	4.11		97
Year ended 08/31/12	7.37	0.35	0.42	0.77	(0.35)	7.79	10.61		1,779	1.36	(f)	1.36	(f)	4.55		82
Year ended 08/31/11	7.49	0.33	(0.12)	0.21	(0.33)	7.37	2.68		1,491	1.24	(f)	1.25	(f)	4.28		152
Year ended 08/31/10	7.10	0.39	0.39 (g)	0.78	(0.39)	7.49	11.15	(g)	1,080	1.37	(f)	1.39	(f)	5.09		106
Year ended 08/31/09	8.00	0.40	(0.89)	(0.49)	(0.41)	7.10	(5.19)		427	1.49	(f)	1.50	(f)	6.25		52
Class Y
Six months ended 02/28/14	7.92	0.17	0.05	0.22	(0.17)	7.97	2.80		782,297	0.76	(e)(f)	0.77	(e)(f)	4.26	(e)	37
Year ended 08/31/13	7.76	0.37	0.17	0.54	(0.38)	7.92	7.10		550,974	0.83	(f)	0.84	(f)	4.61		97
Year ended 08/31/12	7.34	0.38	0.42	0.80	(0.38)	7.76	11.19		165,609	0.86	(f)	0.86	(f)	5.05		82
Year ended 08/31/11	7.46	0.37	(0.12)	0.25	(0.37)	7.34	3.19		125,900	0.74	(f)	0.75	(f)	4.78		152
Year ended 08/31/10	7.07	0.42	0.39 (g)	0.81	(0.42)	7.46	11.72	(g)	93,479	0.87	(f)	0.89	(f)	5.59		106
Year ended 08/31/09(h)	7.29	0.41	(0.24)	0.17	(0.39)	7.07	3.48		20,176	1.00	(f)(i)	1.00	(f)(i)	6.74	(i)	52
Class R5
Six months ended 02/28/14	7.94	0.17	0.05	0.22	(0.17)	7.99	2.81		10,355	0.74	(e)(f)	0.75	(e)(f)	4.28	(e)	37
Year ended 08/31/13	7.77	0.37	0.18	0.55	(0.38)	7.94	7.26		9,260	0.81	(f)	0.82	(f)	4.63		97
Year ended 08/31/12	7.36	0.39	0.41	0.80	(0.39)	7.77	11.13		58,039	0.77	(f)	0.77	(f)	5.14		82
Year ended 08/31/11	7.47	0.38	(0.12)	0.26	(0.37)	7.36	3.40		48,967	0.68	(f)	0.69	(f)	4.84		152
Year ended 08/31/10	7.09	0.42	0.39 (g)	0.81	(0.43)	7.47	11.65	(g)	37,580	0.79	(f)	0.81	(f)	5.67		106
Year ended 08/31/09	7.99	0.44	(0.89)	(0.45)	(0.45)	7.09	(4.62)		38,720	0.88	(f)	0.89	(f)	6.86		52
Class R6
Six months ended 02/28/14	7.94	0.17	0.05	0.22	(0.17)	7.99	2.84		64,242	0.68	(e)(f)	0.69	(e)(f)	4.34	(e)	37
Year ended 08/31/13(h)	7.84	0.35	0.11	0.46	(0.36)	7.94	6.01		63,032	0.76	(f)(i)	0.77	(f)(i)	4.68	(i)	97

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended August 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,056,623, $585,474, $6,936, $654,095, $9,978 and $63,870 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Ratio includes line of credit expense of 0.02%, 0.02%, 0.03%, 0.01%, 0.02% and 0.02% for the six months ended February 28, 2014 and the years ended August 31, 2013, August 31, 2012, August 31, 2011, August 31, 2010 and August 31, 2009, respectively.
(g)	Includes the impact of the valuation policy on Corporate Loans effective January 1, 2010. Had the policy change not occurred, Net gains on securities (both realized and unrealized) per share would have been $0.33, $0.33, $0.33, $0.33 and $0.33 for Class A, Class C, Class R, Class Y and Class R5 shares, respectively, and total returns would have been lower.
(h)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y and Class R6 Shares, respectively.
(i)	Annualized.

34                         Invesco Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,025.40	$5.07	$1,019.79	$5.06	1.01%
C	1,000.00	1,024.20	7.58	1,017.31	7.55	1.51
R	1,000.00	1,025.50	6.33	1,018.55	6.31	1.26
Y	1,000.00	1,028.00	3.82	1,021.03	3.81	0.76
R5	1,000.00	1,028.10	3.72	1,021.12	3.71	0.74
R6	1,000.00	1,028.40	3.42	1,021.42	3.41	0.68

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

35                         Invesco Floating Rate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	FLR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Invesco S&P 500 Index Fund

Nasdaq:

A: SPIAX  ■  B: SPIBX  ■  C: SPICX  ■  Y:  SPIDX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

12	Financial Statements

14	Notes to Financial Statements

21	Financial Highlights

22	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.78%
Class B Shares	14.29
Class C Shares	14.35
Class Y Shares	14.87
S&P 500 Index‚ (Broad Market/Style-Specific Index)	15.07
Lipper S&P 500 Objective Funds Index¢ (Peer Group Index)	14.93

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ¢Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	5.16%
10 Years	6.03
5 Years	21.02
1 Year	17.78

Class B Shares
Inception (9/26/97)	5.13%
10 Years	5.98
5 Years	21.28
1 Year	18.72

Class C Shares
Inception (9/26/97)	4.74%
10 Years	5.84
5 Years	21.50
1 Year	22.74

Class Y Shares
Inception (9/26/97)	5.77%
10 Years	6.88
5 Years	22.70
1 Year	24.94

Average Annual Total Returns
As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	5.16%
10 Years	6.26
5 Years	16.03
1 Year	24.44

Class B Shares
Inception (9/26/97)	5.13%
10 Years	6.22
5 Years	16.26
1 Year	25.68

Class C Shares
Inception (9/26/97)	4.73%
10 Years	6.07
5 Years	16.48
1 Year	29.63

Class Y Shares
Inception (9/26/97)	5.77%
10 Years	7.13
5 Years	17.64
1 Year	31.93

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.62%, 1.37%, 1.36% and 0.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                         Invesco S&P 500 Index Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.43%
Advertising–0.16%
Interpublic Group of Cos., Inc. (The)	16,545	$293,177
Omnicom Group Inc.	10,248	775,569
		1,068,746

Aerospace & Defense–2.81%
Boeing Co. (The)	27,480	3,542,721
General Dynamics Corp.	13,344	1,461,702
Honeywell International Inc.	31,175	2,944,167
L-3 Communications Holdings, Inc.	3,494	403,208
Lockheed Martin Corp.	10,694	1,735,636
Northrop Grumman Corp.	8,823	1,067,848
Precision Castparts Corp.	5,798	1,495,188
Raytheon Co.	12,698	1,243,261
Rockwell Collins, Inc.	5,354	441,919
Textron Inc.	11,177	443,727
United Technologies Corp.	33,536	3,924,383
		18,703,760

Agricultural Products–0.16%
Archer-Daniels-Midland Co.	26,154	1,061,852

Air Freight & Logistics–0.74%
C.H. Robinson Worldwide, Inc.	6,026	312,508
Expeditors International of Washington, Inc.	8,198	323,903
FedEx Corp.	11,840	1,578,627
United Parcel Service, Inc.–Class B	28,414	2,721,209
		4,936,247

Airlines–0.26%
Delta Air Lines, Inc.	34,008	1,129,406
Southwest Airlines Co.	27,694	621,453
		1,750,859

Aluminum–0.08%
Alcoa Inc.	42,517	499,150

Apparel Retail–0.53%
Gap, Inc. (The)	10,529	460,644
L Brands, Inc.	9,704	546,626
Ross Stores, Inc.	8,634	628,555
TJX Cos., Inc. (The)	28,270	1,737,474
Urban Outfitters, Inc.(b)	4,285	160,431
		3,533,730

Apparel, Accessories & Luxury Goods–0.46%
Coach, Inc.	11,133	543,402
Fossil Group, Inc.(b)	1,929	221,661
Michael Kors Holdings Ltd.(b)	7,119	697,875
PVH Corp.	3,204	405,082
Ralph Lauren Corp.	2,349	378,377
VF Corp.	14,000	820,260
		3,066,657

	Shares	Value
Application Software–0.67%
Adobe Systems Inc.(b)	18,479	$1,267,844
Autodesk, Inc.(b)	8,986	471,406
Citrix Systems, Inc.(b)	7,366	442,328
Intuit Inc.	11,322	884,814
Salesforce.com, Inc.(b)	22,051	1,375,321
		4,441,713

Asset Management & Custody Banks–1.21%
Ameriprise Financial, Inc.	7,732	842,711
Bank of New York Mellon Corp. (The)	45,654	1,460,928
BlackRock, Inc.	5,049	1,539,137
Franklin Resources, Inc.	16,048	854,556
Invesco Ltd.(c)	17,646	605,258
Legg Mason, Inc.	4,185	192,342
Northern Trust Corp.	8,894	550,094
State Street Corp.	17,449	1,145,876
T. Rowe Price Group Inc.	10,366	841,408
		8,032,310

Auto Parts & Equipment–0.40%
BorgWarner, Inc.	9,038	555,385
Delphi Automotive PLC (United Kingdom)	11,130	740,924
Johnson Controls, Inc.	27,263	1,346,792
		2,643,101

Automobile Manufacturers–0.64%
Ford Motor Co.	156,796	2,413,090
General Motors Co.	51,820	1,875,884
		4,288,974

Automotive Retail–0.29%
AutoNation, Inc.(b)	2,598	136,759
AutoZone, Inc.(b)	1,351	727,432
CarMax, Inc.(b)	8,909	431,463
O’Reilly Automotive, Inc.(b)	4,224	637,190
		1,932,844

Biotechnology–2.67%
Alexion Pharmaceuticals, Inc.(b)	7,793	1,377,802
Amgen Inc.	30,021	3,723,205
Biogen Idec Inc.(b)	9,388	3,198,304
Celgene Corp.(b)	16,389	2,634,532
Gilead Sciences, Inc.(b)	60,995	5,049,776
Regeneron Pharmaceuticals, Inc.(b)	3,128	1,040,060
Vertex Pharmaceuticals Inc.(b)	9,277	750,138
	17,773,817

Brewers–0.05%
Molson Coors Brewing Co.–Class B	6,235	354,335

Broadcasting–0.39%
CBS Corp.–Class B	22,183	1,488,036
Discovery Communications, Inc.–Class A(b)	8,969	747,297
Scripps Networks Interactive Inc.–Class A	4,320	350,957
	2,586,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco S&P 500 Index Fund

	Shares	Value
Building Products–0.08%
Allegion PLC(b)	3,595	$195,388
Masco Corp.	14,223	332,107
	527,495

Cable & Satellite–1.29%
Cablevision Systems Corp.–Class A	8,524	150,022
Comcast Corp.–Class A	103,591	5,354,619
DIRECTV(b)	19,424	1,507,302
Time Warner Cable Inc.	11,204	1,572,482
	8,584,425

Casinos & Gaming–0.14%
International Game Technology	9,893	149,286
Wynn Resorts Ltd.	3,219	780,575
	929,861

Coal & Consumable Fuels–0.08%
CONSOL Energy Inc.	9,119	365,672
Peabody Energy Corp.	10,752	188,805
	554,477

Commodity Chemicals–0.23%
LyondellBasell Industries N.V.–Class A	17,364	1,529,421

Communications Equipment–1.72%
Cisco Systems, Inc.	212,535	4,633,263
F5 Networks, Inc.(b)	3,037	341,177
Harris Corp.	4,220	311,520
Juniper Networks, Inc.(b)	20,073	536,752
Motorola Solutions, Inc.	9,151	605,796
QUALCOMM, Inc.	67,156	5,056,175
	11,484,683

Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	10,864	289,308
GameStop Corp.–Class A	4,652	173,566
	462,874

Computer Hardware–3.17%
Apple Inc.	35,765	18,820,973
Hewlett-Packard Co.	76,394	2,282,653
	21,103,626

Computer Storage & Peripherals–0.72%
EMC Corp.	81,801	2,157,092
NetApp, Inc.	13,552	547,636
SanDisk Corp.	8,978	667,066
Seagate Technology PLC	12,963	676,539
Western Digital Corp.	8,375	728,541
	4,776,874

Construction & Engineering–0.17%
Fluor Corp.	6,496	504,674
Jacobs Engineering Group, Inc.(b)	5,201	315,441
Quanta Services, Inc.(b)	8,617	303,404
	1,123,519

Construction & Farm Machinery & Heavy Trucks–0.89%
Caterpillar Inc.	25,252	2,448,687
Cummins Inc.	6,937	1,012,247

	Shares	Value
Construction & Farm Machinery & Heavy Trucks–(continued)
Deere & Co.	15,256	$1,310,948
Joy Global Inc.	4,234	232,870
PACCAR Inc.	14,105	928,673
	5,933,425

Construction Materials–0.05%
Vulcan Materials Co.	5,178	351,742

Consumer Electronics–0.08%
Garmin Ltd.	4,872	261,431
Harman International Industries, Inc.	2,649	277,430
	538,861

Consumer Finance–0.98%
American Express Co.	36,621	3,342,765
Capital One Financial Corp.	22,917	1,682,795
Discover Financial Services	19,040	1,092,515
SLM Corp.	17,382	416,125
	6,534,200

Data Processing & Outsourced Services–1.96%
Alliance Data Systems Corp.(b)	1,935	551,688
Automatic Data Processing, Inc.	19,136	1,488,398
Computer Sciences Corp.	5,824	368,077
Fidelity National Information Services, Inc.	11,539	641,684
Fiserv, Inc.(b)	10,211	592,748
MasterCard, Inc.–Class A	41,140	3,197,401
Paychex, Inc.	12,963	541,335
Total System Services, Inc.	6,635	202,102
Visa Inc.–Class A	20,242	4,573,477
Western Union Co. (The)	21,994	367,960
Xerox Corp.	46,001	505,551
	13,030,421

Department Stores–0.25%
Kohl’s Corp.	8,000	449,520
Macy’s, Inc.	14,646	847,418
Nordstrom, Inc.	5,727	352,096
		1,649,034

Distillers & Vintners–0.24%
Beam Inc.	6,520	540,899
Brown-Forman Corp.–Class B	6,465	541,767
Constellation Brands, Inc.–Class A(b)	6,601	534,879
		1,617,545

Distributors–0.08%
Genuine Parts Co.	6,170	543,515

Diversified Banks–1.83%
Comerica Inc.	7,229	348,293
U.S. Bancorp	72,597	2,986,641
Wells Fargo & Co.	190,548	8,845,238
		12,180,172

Diversified Chemicals–0.86%
Dow Chemical Co. (The)	48,227	2,349,137
E. I. du Pont de Nemours and Co.	36,799	2,451,550
Eastman Chemical Co.	6,145	537,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco S&P 500 Index Fund

	Shares	Value
Diversified Chemicals–(continued)
FMC Corp.	5,296	$408,745
		5,746,689

Diversified Metals & Mining–0.20%
Freeport-McMoRan Copper & Gold Inc.	41,258	1,345,836

Diversified REIT’s–0.10%
Vornado Realty Trust	6,926	666,905

Diversified Support Services–0.06%
Cintas Corp.	4,002	242,761
Iron Mountain Inc.	6,772	184,199
		426,960

Drug Retail–0.87%
CVS Caremark Corp.	47,313	3,460,473
Walgreen Co.	34,645	2,354,128
		5,814,601

Education Services–0.02%
Graham Holdings Co.–Class B	174	125,054

Electric Utilities–1.67%
American Electric Power Co., Inc.	19,397	973,729
Duke Energy Corp.	28,028	1,986,625
Edison International	12,982	679,867
Entergy Corp.	7,062	450,697
Exelon Corp.	34,032	1,034,913
FirstEnergy Corp.	16,665	512,949
NextEra Energy, Inc.	17,119	1,564,506
Northeast Utilities	12,542	557,492
Pepco Holdings, Inc.	9,926	202,391
Pinnacle West Capital Corp.	4,382	243,858
PPL Corp.	25,052	808,929
Southern Co. (The)	35,049	1,484,325
Xcel Energy, Inc.	19,827	600,560
		11,100,841

Electrical Components & Equipment–0.75%
AMETEK, Inc.	9,732	518,132
Eaton Corp. PLC	18,884	1,410,824
Emerson Electric Co.	27,982	1,826,105
Rockwell Automation, Inc.	5,525	678,691
Roper Industries, Inc.	3,936	533,800
		4,967,552

Electronic Components–0.25%
Amphenol Corp.–Class A	6,294	553,998
Corning Inc.	57,527	1,108,545
Knowles Corp.(b)	1	16
		1,662,559

Electronic Equipment & Instruments–0.03%
FLIR Systems, Inc.	5,660	193,232

Electronic Manufacturing Services–0.16%
Jabil Circuit, Inc.	7,349	136,030
TE Connectivity Ltd. (Switzerland)	16,312	955,557
		1,091,587

	Shares	Value
Environmental & Facilities Services–0.22%
Republic Services, Inc.	10,718	$365,591
Stericycle, Inc.(b)	3,407	388,398
Waste Management, Inc.	17,372	720,938
		1,474,927

Fertilizers & Agricultural Chemicals–0.53%
CF Industries Holdings, Inc.	2,264	568,037
Monsanto Co.	20,901	2,299,528
Mosaic Co. (The)	13,574	663,226
		3,530,791

Food Distributors–0.13%
Sysco Corp.	23,117	832,674

Food Retail–0.30%
Kroger Co. (The)	20,651	866,103
Safeway Inc.	9,809	367,347
Whole Foods Market, Inc.	14,743	796,859
		2,030,309

Footwear–0.35%
NIKE, Inc.–Class B	29,702	2,325,667

Gas Utilities–0.03%
AGL Resources Inc.	4,712	221,652

General Merchandise Stores–0.45%
Dollar General Corp.(b)	11,711	701,489
Dollar Tree, Inc.(b)	8,271	453,003
Family Dollar Stores, Inc.	3,872	253,616
Target Corp.	25,150	1,572,881
		2,980,989

Gold–0.07%
Newmont Mining Corp.	19,831	461,269

Health Care Distributors–0.50%
AmerisourceBergen Corp.	9,104	617,706
Cardinal Health, Inc.	13,526	967,515
McKesson Corp.	9,110	1,612,926
Patterson Cos. Inc.	3,363	138,421
	3,336,568

Health Care Equipment–2.05%
Abbott Laboratories	61,462	2,444,958
Baxter International Inc.	21,528	1,496,196
Becton, Dickinson and Co.	7,739	891,688
Boston Scientific Corp.(b)	53,076	695,296
C.R. Bard, Inc.	3,095	446,175
CareFusion Corp.(b)	8,400	340,452
Covidien PLC	18,330	1,318,843
Edwards Lifesciences Corp.(b)	4,348	303,316
Intuitive Surgical, Inc.(b)	1,512	672,583
Medtronic, Inc.	39,648	2,349,540
St. Jude Medical, Inc.	11,599	780,845
Stryker Corp.	11,753	943,061
Varian Medical Systems, Inc.(b)	4,178	350,242
Zimmer Holdings, Inc.	6,755	633,889
	13,667,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco S&P 500 Index Fund

	Shares	Value
Health Care Facilities–0.03%
Tenet Healthcare Corp.(b)	3,943	$173,965

Health Care Services–0.53%
DaVita HealthCare Partners Inc.(b)	7,030	483,172
Express Scripts Holding Co.(b)	32,030	2,412,179
Laboratory Corp. of America Holdings(b)	3,473	324,865
Quest Diagnostics Inc.	5,779	306,287
	3,526,503

Health Care Supplies–0.04%
DENTSPLY International Inc.	5,709	259,074

Health Care Technology–0.11%
Cerner Corp.(b)	11,758	721,588

Home Entertainment Software–0.05%
Electronic Arts Inc.(b)	12,318	352,172

Home Furnishings–0.08%
Leggett & Platt, Inc.	5,657	181,307
Mohawk Industries, Inc.(b)	2,424	343,069
	524,376

Home Improvement Retail–1.00%
Home Depot, Inc. (The)	55,978	4,591,876
Lowe’s Cos., Inc.	41,572	2,079,847
	6,671,723

Homebuilding–0.13%
D.R. Horton, Inc.	11,320	278,019
Lennar Corp.–Class A	6,613	290,179
PulteGroup Inc.	13,703	287,626
	855,824

Home Furnishing Retail–0.09%
Bed Bath & Beyond Inc.(b)	8,535	578,844

Hotels, Resorts & Cruise Lines–0.33%
Carnival Corp.	17,444	691,829
Marriott International Inc.–Class A	8,929	484,220
Starwood Hotels & Resorts Worldwide, Inc.	7,611	627,603
Wyndham Worldwide Corp.	5,163	376,279
	2,179,931

Household Appliances–0.07%
Whirlpool Corp.	3,111	449,944

Household Products–1.92%
Clorox Co. (The)	5,124	447,223
Colgate-Palmolive Co.	34,938	2,195,154
Kimberly-Clark Corp.	15,163	1,673,237
Procter & Gamble Co. (The)	108,053	8,499,449
	12,815,063

Housewares & Specialties–0.05%
Newell Rubbermaid Inc.	11,375	365,251

Human Resource & Employment Services–0.03%
Robert Half International, Inc.	5,484	224,515

Hypermarkets & Super Centers–1.03%
Costco Wholesale Corp.	17,401	2,032,437

	Shares	Value
Hypermarkets & Super Centers–(continued)
Wal-Mart Stores, Inc.	64,312	$4,804,106
	6,836,543

Independent Power Producers & Energy Traders–0.11%
AES Corp. (The)	26,101	356,278
NRG Energy, Inc.	12,868	374,073
	730,351

Industrial Conglomerates–2.33%
3M Co.	25,424	3,425,375
Danaher Corp.	23,837	1,823,292
General Electric Co.(d)	402,180	10,243,525
	15,492,192

Industrial Gases–0.43%
Air Products and Chemicals, Inc.	8,354	1,013,507
Airgas, Inc.	2,653	285,994
Praxair, Inc.	11,749	1,531,717
	2,831,218

Industrial Machinery–0.87%
Dover Corp.(b)	6,777	527,590
Flowserve Corp.	5,572	452,502
Illinois Tool Works Inc.	16,230	1,338,975
Ingersoll-Rand PLC	10,649	651,080
Pall Corp.	4,378	376,508
Parker Hannifin Corp.	5,884	709,316
Pentair Ltd.	7,936	641,308
Snap-on Inc.	2,325	260,795
Stanley Black & Decker Inc.	6,169	512,274
Xylem, Inc.	7,371	290,049
		5,760,397

Industrial REIT’s–0.12%
Prologis, Inc.	19,869	818,404

Insurance Brokers–0.31%
Aon PLC (United Kingdom)	11,966	1,024,290
Marsh & McLennan Cos., Inc.	21,801	1,049,936
	2,074,226

Integrated Oil & Gas–4.50%
Chevron Corp.	76,448	8,816,748
Exxon Mobil Corp.	173,654	16,717,670
Hess Corp.	11,306	904,819
Murphy Oil Corp.	6,999	415,531
Occidental Petroleum Corp.	32,008	3,089,412
	29,944,180

Integrated Telecommunication Services–2.35%
AT&T Inc.	209,410	6,686,461
CenturyLink Inc.	23,495	734,454
Frontier Communications Corp.	39,732	193,892
Verizon Communications Inc.	164,441	7,824,103
Windstream Holdings Inc.	23,723	190,258
	15,629,168

Internet Retail–1.49%
Amazon.com, Inc.(b)	14,747	5,339,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco S&P 500 Index Fund

	Shares	Value
Internet Retail–(continued)
Expedia, Inc.	4,092	$321,345
Netflix Inc.(b)	2,347	1,045,893
Priceline.com Inc.(b)	2,043	2,755,680
TripAdvisor Inc.(b)	4,387	439,753
	9,902,560

Internet Software & Services–3.44%
Akamai Technologies, Inc.(b)	7,098	433,901
eBay Inc.(b)	46,315	2,721,933
Facebook Inc.–Class A(b)	65,379	4,475,846
Google Inc.–Class A(b)	11,154	13,559,360
VeriSign, Inc.(b)	5,120	282,163
Yahoo! Inc.(b)	37,501	1,450,164
		22,923,367

Investment Banking & Brokerage–0.90%
Charles Schwab Corp. (The)	46,083	1,221,661
E*TRADE Financial Corp.(b)	11,439	257,034
Goldman Sachs Group, Inc. (The)	16,754	2,788,703
Morgan Stanley	55,072	1,696,218
	5,963,616

IT Consulting & Other Services–1.68%
Accenture PLC–Class A	25,270	2,106,254
Cognizant Technology Solutions Corp.–Class A(b)	12,009	1,249,657
International Business Machines Corp.	40,573	7,512,902
Teradata Corp.(b)	6,542	300,409
	11,169,222

Leisure Products–0.11%
Hasbro, Inc.	4,629	255,336
Mattel, Inc.	13,452	501,894
	757,230

Life & Health Insurance–1.00%
Aflac, Inc.	18,533	1,187,595
Lincoln National Corp.	10,427	522,705
MetLife, Inc.	44,524	2,256,031
Principal Financial Group, Inc.	10,908	494,678
Prudential Financial, Inc.	18,403	1,556,526
Torchmark Corp.	3,608	279,656
Unum Group	10,380	361,016
	6,658,207

Life Sciences Tools & Services–0.49%
Agilent Technologies, Inc.	13,181	750,395
PerkinElmer, Inc.	4,432	200,858
Thermo Fisher Scientific, Inc.	15,752	1,961,754
Waters Corp.(b)	3,350	373,190
	3,286,197

Managed Health Care–1.02%
Aetna Inc.	14,607	1,062,075
Cigna Corp.	10,986	874,376
Humana Inc.	6,178	694,778
UnitedHealth Group Inc.	40,019	3,092,268
WellPoint, Inc.	11,742	1,063,708
	6,787,205

	Shares	Value
Metal & Glass Containers–0.08%
Ball Corp.	5,762	$320,137
Owens-Illinois, Inc.(b)	6,548	222,108
	542,245

Motorcycle Manufacturers–0.09%
Harley-Davidson, Inc.	8,788	580,535

Movies & Entertainment–1.76%
Time Warner Inc.	35,963	2,414,196
Twenty-First Century Fox, Inc.–Class A	78,005	2,616,288
Viacom Inc.–Class B	16,173	1,418,857
Walt Disney Co. (The)	64,963	5,249,660
	11,699,001

Multi-Line Insurance–0.69%
American International Group, Inc.	58,527	2,912,889
Assurant, Inc.	2,872	188,489
Genworth Financial Inc.–Class A(b)	19,674	305,734
Hartford Financial Services Group, Inc. (The)	17,771	625,362
Loews Corp.	12,192	530,108
	4,562,582

Multi-Sector Holdings–0.05%
Leucadia National Corp.	12,488	348,915

Multi-Utilities–1.15%
Ameren Corp.	9,668	390,684
CenterPoint Energy, Inc.	17,080	403,942
CMS Energy Corp.	10,594	301,187
Consolidated Edison, Inc.	11,670	654,103
Dominion Resources, Inc.	23,074	1,601,336
DTE Energy Co.	7,071	507,415
Integrys Energy Group, Inc.	3,136	179,599
NiSource Inc.	12,455	433,683
PG&E Corp.	17,859	786,868
Public Service Enterprise Group Inc.	20,157	738,956
SCANA Corp.	5,577	276,061
Sempra Energy	9,051	855,048
TECO Energy, Inc.	8,117	136,203
Wisconsin Energy Corp.	8,971	394,365
		7,659,450

Office REIT’s–0.10%
Boston Properties, Inc.	6,071	682,563

Office Services & Supplies–0.03%
Pitney Bowes Inc.	8,042	204,669

Oil & Gas Drilling–0.35%
Diamond Offshore Drilling, Inc.	2,757	130,406
Ensco PLC–Class A	9,308	490,160
Helmerich & Payne, Inc.	4,267	421,366
Nabors Industries Ltd.	10,346	238,165
Noble Corp. PLC	10,096	313,481
Rowan Cos. PLC–Class A(b)	4,906	163,664
Transocean Ltd.	13,498	572,315
		2,329,557

Oil & Gas Equipment & Services–1.55%
Baker Hughes Inc.	17,655	1,117,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco S&P 500 Index Fund

	Shares	Value
Oil & Gas Equipment & Services–(continued)
Cameron International Corp.(b)	9,454	$605,623
FMC Technologies, Inc.(b)	9,440	474,266
Halliburton Co.	33,696	1,920,672
National Oilwell Varco Inc.	17,036	1,312,454
Schlumberger Ltd.	52,350	4,868,550
		10,298,773

Oil & Gas Exploration & Production–2.38%
Anadarko Petroleum Corp.	20,032	1,685,893
Apache Corp.	15,869	1,258,253
Cabot Oil & Gas Corp.	16,765	586,775
Chesapeake Energy Corp.	20,088	520,480
ConocoPhillips	48,736	3,240,944
Denbury Resources Inc.	14,575	238,447
Devon Energy Corp.	15,208	979,699
EOG Resources, Inc.	10,855	2,056,154
EQT Corp.	6,000	613,740
Marathon Oil Corp.	27,691	927,649
Newfield Exploration Co.(b)	5,436	153,241
Noble Energy, Inc.	14,311	984,024
Pioneer Natural Resources Co.	5,668	1,140,288
QEP Resources Inc.	7,143	206,647
Range Resources Corp.	6,459	555,797
Southwestern Energy Co.(b)	13,906	574,874
WPX Energy Inc.(b)	7,993	140,837
		15,863,742

Oil & Gas Refining & Marketing–0.61%
Marathon Petroleum Corp.	11,965	1,005,060
Phillips 66	23,831	1,783,989
Tesoro Corp.	5,279	269,282
Valero Energy Corp.	21,447	1,029,027
		4,087,358

Oil & Gas Storage & Transportation–0.52%
Kinder Morgan Inc.	26,729	851,319
ONEOK, Inc.	8,216	485,894
Spectra Energy Corp.	26,672	994,332
Williams Cos., Inc. (The)	27,123	1,120,180
		3,451,725

Other Diversified Financial Services–3.21%
Bank of America Corp.	423,995	7,008,638
Citigroup Inc.	120,565	5,863,076
JPMorgan Chase & Co.	149,432	8,490,726
		21,362,440

Packaged Foods & Meats–1.36%
Campbell Soup Co.	7,088	306,981
ConAgra Foods, Inc.	16,819	477,660
General Mills, Inc.	25,211	1,261,306
Hershey Co. (The)	6,005	635,449
Hormel Foods Corp.	5,327	252,766
JM Smucker Co. (The)	4,147	414,742
Kellogg Co.	10,254	622,315
Kraft Foods Group, Inc.	23,733	1,311,723
McCormick & Co., Inc.	5,206	345,678
Mead Johnson Nutrition Co.	8,045	656,070

	Shares	Value
Packaged Foods & Meats–(continued)
Mondelez International Inc.–Class A	69,714	$2,372,368
Tyson Foods, Inc.–Class A	10,796	425,902
		9,082,960

Paper Packaging–0.13%
Avery Dennison Corp.	3,839	191,259
Bemis Co., Inc.	4,056	159,320
MeadWestvaco Corp.	7,040	263,507
Sealed Air Corp.	7,801	265,546
		879,632

Paper Products–0.13%
International Paper Co.	17,633	862,077

Personal Products–0.15%
Avon Products, Inc.	17,281	267,337
Estee Lauder Cos. Inc. (The)–Class A	10,188	701,342
		968,679

Pharmaceuticals–6.14%
AbbVie Inc.	63,279	3,221,534
Actavis PLC(b)	6,903	1,524,320
Allergan, Inc.	11,827	1,502,029
Bristol-Myers Squibb Co.	65,451	3,519,300
Eli Lilly and Co.	39,408	2,349,111
Forest Laboratories, Inc.(b)	9,413	918,426
Hospira, Inc.(b)	6,562	284,003
Johnson & Johnson	112,155	10,331,719
Merck & Co., Inc.	116,150	6,619,389
Mylan Inc.(b)	15,215	845,498
Perrigo Co. PLC	5,288	869,559
Pfizer Inc.	257,632	8,272,564
Zoetis Inc.	19,924	618,042
		40,875,494

Property & Casualty Insurance–2.08%
ACE Ltd.	13,553	1,326,432
Allstate Corp. (The)	18,079	980,966
Berkshire Hathaway Inc.–Class B(b)	71,553	8,284,406
Chubb Corp. (The)	10,006	875,325
Cincinnati Financial Corp.	5,869	275,139
Progressive Corp. (The)	21,940	537,311
Travelers Cos., Inc. (The)	14,471	1,213,249
XL Group PLC	11,241	341,726
		13,834,554

Publishing–0.09%
Gannett Co., Inc.	9,030	268,642
News Corp.–Class A(b)	19,742	361,871
		630,513

Railroads–0.90%
CSX Corp.	40,294	1,116,547
Kansas City Southern	4,380	411,369
Norfolk Southern Corp.	12,278	1,128,471
Union Pacific Corp.	18,307	3,302,217
		5,958,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco S&P 500 Index Fund

	Shares	Value
Real Estate Services–0.05%
CBRE Group, Inc.–Class A(b)	11,048	$308,792

Regional Banks–0.98%
BB&T Corp.	28,048	1,060,214
Fifth Third Bancorp	35,093	761,343
Huntington Bancshares Inc.	33,062	315,081
KeyCorp	35,643	469,418
M&T Bank Corp.	5,154	600,905
PNC Financial Services Group, Inc. (The)	21,180	1,732,100
Regions Financial Corp.	54,758	582,625
SunTrust Banks, Inc.	21,276	801,680
Zions Bancorp.	7,353	229,414
		6,552,780

Research & Consulting Services–0.15%
Dun & Bradstreet Corp. (The)	1,534	152,188
Equifax Inc.	4,855	340,141
Nielsen Holdings N.V.	10,058	476,146
		968,475

Residential REIT’s–0.24%
Apartment Investment & Management Co.–Class A	5,759	172,136
AvalonBay Communities, Inc.	4,846	624,989
Equity Residential	13,353	780,750
		1,577,875

Restaurants–1.22%
Chipotle Mexican Grill, Inc.(b)	1,221	690,122
Darden Restaurants, Inc.	5,164	263,674
McDonald’s Corp.	39,553	3,763,468
Starbucks Corp.	29,943	2,124,755
Yum! Brands, Inc.	17,680	1,309,734
		8,151,753

Retail REIT’s–0.47%
General Growth Properties, Inc.	21,369	470,546
Kimco Realty Corp.	16,324	363,372
Macerich Co. (The)	5,585	335,826
Simon Property Group, Inc.	12,315	1,986,286
		3,156,030

Security & Alarm Services–0.15%
ADT Corp. (The)	7,969	244,728
Tyco International Ltd.	18,522	781,258
		1,025,986

Semiconductor Equipment–0.25%
Applied Materials, Inc.	47,831	906,876
KLA-Tencor Corp.	6,657	433,703
Lam Research Corp.(b)	6,500	336,245
		1,676,824

Semiconductors–1.77%
Altera Corp.	12,730	462,226
Analog Devices, Inc.	12,380	629,152
Broadcom Corp.–Class A	21,448	637,435
First Solar, Inc.(b)	2,809	160,310
Intel Corp.	197,604	4,892,675

	Shares	Value
Semiconductors–(continued)
Linear Technology Corp.	9,292	$435,237
LSI Corp.	21,661	240,220
Microchip Technology Inc.(b)	7,854	357,750
Micron Technology, Inc.(b)	41,811	1,011,408
NVIDIA Corp.	22,956	421,931
Texas Instruments Inc.	43,509	1,956,165
Xilinx, Inc.	10,711	559,114
		11,763,623

Soft Drinks–1.79%
Coca-Cola Co. (The)	150,963	5,766,787
Coca-Cola Enterprises, Inc.	9,597	451,827
Dr Pepper Snapple Group, Inc.	7,974	415,525
Monster Beverage Corp.(b)	5,379	398,046
PepsiCo, Inc.	60,962	4,881,227
		11,913,412

Specialized Consumer Services–0.05%
H&R Block, Inc.	10,812	342,092

Specialized Finance–0.53%
CME Group Inc.–Class A	12,521	924,300
IntercontinentalExchange Group, Inc.	4,575	955,443
McGraw Hill Financial, Inc.	10,763	857,381
Moody’s Corp.	7,523	594,317
NASDAQ OMX Group, Inc. (The)	4,600	176,594
		3,508,035

Specialized REIT’s–0.89%
American Tower Corp.	15,639	1,274,109
HCP, Inc.	18,135	703,094
Health Care REIT, Inc.	11,426	671,163
Host Hotels & Resorts Inc.	30,062	591,320
Plum Creek Timber Co., Inc.	7,031	304,372
Public Storage	5,757	972,933
Ventas, Inc.	11,684	729,432
Weyerhaeuser Co.	23,164	683,570
		5,929,993

Specialty Chemicals–0.56%
Ecolab Inc.	10,808	1,164,562
International Flavors & Fragrances Inc.	3,247	304,536
PPG Industries, Inc.	5,643	1,116,298
Sherwin-Williams Co. (The)	3,422	686,043
Sigma-Aldrich Corp.	4,748	448,259
		3,719,698

Specialty Stores–0.21%
PetSmart, Inc.	4,112	275,751
Staples, Inc.	26,219	356,316
Tiffany & Co.	4,346	405,265
Tractor Supply Co.	5,549	391,537
		1,428,869

Steel–0.16%
Allegheny Technologies, Inc.	4,301	136,686
Cliffs Natural Resources Inc.	6,061	121,402
Nucor Corp.	12,679	636,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco S&P 500 Index Fund

	Shares	Value
Steel–(continued)
United States Steel Corp.	5,707	$138,223
		1,033,304

Systems Software–2.78%
CA, Inc.	12,914	432,619
Microsoft Corp.	301,976	11,568,700
Oracle Corp.	139,497	5,455,728
Red Hat, Inc.(b)	7,531	444,254
Symantec Corp.	27,667	594,287
		18,495,588

Thrifts & Mortgage Finance–0.05%
Hudson City Bancorp, Inc.	18,943	179,959
People’s United Financial Inc.	12,632	178,995
		358,954

Tires & Rubber–0.04%
Goodyear Tire & Rubber Co. (The)	9,802	263,380

Tobacco–1.41%
Altria Group, Inc.	79,502	2,882,742
Lorillard, Inc.	14,642	718,337
Philip Morris International Inc.	63,687	5,152,915
Reynolds American Inc.	12,459	633,291
		9,387,285

	Shares	Value
Trading Companies & Distributors–0.17%
Fastenal Co.	10,883	$513,569
W.W. Grainger, Inc.	2,449	624,544
		1,138,113

Trucking–0.02%
Ryder System, Inc.	2,089	157,343

Wireless Telecommunication Services–0.15%
Crown Castle International Corp.	13,278	1,007,800
Total Common Stocks & Other Equity Interests (Cost $331,378,795)		662,029,429

Money Market Funds–0.48%
Liquid Assets Portfolio–Institutional Class(e)	1,588,047	1,588,047
Premier Portfolio–Institutional Class(e)	1,588,048	1,588,048
Total Money Market Funds (Cost $3,176,095)		3,176,095
TOTAL INVESTMENTS–99.91% (Cost $334,554,890)		665,205,524
OTHER ASSETS LESS LIABILITIES–0.09%		592,344
NET ASSETS–100.00%		$665,797,868

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2014

Information Technology	18.6%
Financials	15.7
Health Care	13.6
Consumer Discretionary	12.6
Industrials	10.6
Energy	9.9
Consumer Staples	9.4
Materials	3.5
Utilities	3.0
Telecommunication Services	2.5
Money Market Funds Plus Other Assets Less Liabilities	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $330,970,268)	$661,424,171
Investments in affiliates, at value (Cost $3,584,622)	3,781,353
Total investments, at value (Cost $334,554,890)	665,205,524
Receivable for:
Investments sold	108,933
Variation margin	8,693
Fund shares sold	993,035
Dividends	1,457,915
Investment for trustee deferred compensation and retirement plans	59,939
Other assets	18,901
Total assets	667,852,940

Liabilities:
Payable for:
Fund shares reacquired	1,265,096
Accrued fees to affiliates	574,749
Accrued trustees’ and officers’ fees and benefits	4,058
Accrued other operating expenses	140,556
Trustee deferred compensation and retirement plans	70,613
Total liabilities	2,055,072
Net assets applicable to shares outstanding	$665,797,868

Net assets consist of:
Shares of beneficial interest	$412,497,978
Undistributed net investment income	1,153,690
Undistributed net realized gain (loss)	(78,620,784)
Net unrealized appreciation	330,766,984
$665,797,868

Net Assets:
Class A	$523,262,042
Class B	$9,367,432
Class C	$110,205,136
Class Y	$22,963,258

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	26,175,054
Class B	476,903
Class C	5,675,584
Class Y	1,137,133
Class A:
Net asset value per share	$19.99
Maximum offering price per share
(Net asset value of $19.99 ÷ 94.50%)	$21.15
Class B:
Net asset value and offering price per share	$19.64
Class C:
Net asset value and offering price per share	$19.42
Class Y:
Net asset value and offering price per share	$20.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $513)	$6,283,443
Dividends from affiliates	9,789
Total investment income	6,293,232

Expenses:
Advisory fees	379,613
Administrative services fees	80,198
Custodian fees	9,968
Distribution fees:
Class A	611,389
Class B	51,929
Class C	504,777
Transfer agent fees	403,570
Trustees’ and officers’ fees and benefits	29,063
Other	153,621
Total expenses	2,224,128
Less: Fees waived and expense offset arrangement(s)	(5,271)
Net expenses	2,218,857
Net investment income	4,074,375

Realized and unrealized gain from:
Net realized gain from:
Investment securities	4,513,013
Futures contracts	550,766
5,063,779
Change in net unrealized appreciation of:
Investment securities	76,335,648
Futures contracts	198,207
76,533,855
Net realized and unrealized gain	81,597,634
Net increase in net assets resulting from operations	$85,672,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	2014	2013
Operations:
Net investment income	$4,074,375	$8,488,186
Net realized gain	5,063,779	3,025,005
Change in net unrealized appreciation	76,533,855	79,565,143
Net increase in net assets resulting from operations	85,672,009	91,078,334

Distributions to shareholders from net investment income:
Class A	(7,179,915)	(7,761,631)
Class B	(81,335)	(194,940)
Class C	(813,327)	(920,398)
Class Y	(436,370)	(330,633)
Total distributions from net investment income	(8,510,947)	(9,207,602)

Share transactions-net:
Class A	(4,483,509)	(8,062,305)
Class B	(3,019,915)	(11,116,271)
Class C	5,879,307	611,425
Class Y	(2,325,008)	5,284,880
Net increase (decrease) in net assets resulting from share transactions	(3,949,125)	(13,282,271)
Net increase in net assets	73,211,937	68,588,461

Net assets:
Beginning of period	592,585,931	523,997,470
End of period (includes undistributed net investment income of $1,153,690 and $5,590,262, respectively)	$665,797,868	$592,585,931

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

14                         Invesco S&P 500 Index Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

15                         Invesco S&P 500 Index Fund

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2014, the Adviser waived advisory fees of $5,053.

16                         Invesco S&P 500 Index Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $26,760 in front-end sales commissions from the sale of Class A shares and $19, $2,867 and $5,544 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$665,205,524	$—	$—	$665,205,524
Futures*	116,350	—	—	116,350
Total Investments	$665,321,874	$—	$—	$665,321,874

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk
Futures contracts(a)	$116,350	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

17                         Invesco S&P 500 Index Fund

Effect of Derivative Investments for the six months ended February 28, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures*
Realized Gain
Equity risk	$550,766
Change in Unrealized Appreciation
Equity risk	198,207
Total	$748,973

*	The average notional value of futures contracts outstanding was $8,519,233.

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	Long	50	March-2014	$4,644,000	$116,350

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 28, 2014.

Assets:
Counterparty	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received		Net Amount
				Financial Instruments	Cash
Goldman Sachs & Co.	$116,350	$—	$116,350	$—	$—	$116,350

*	Includes cumulative appreciation of futures contracts.

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended February 28, 2014.

	Value 08/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 02/28/14	Dividend Income
Invesco Ltd.	$544,689	$—	$(9,449)	$69,118	$(900)	$605,258	$7,941

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $218.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

18                         Invesco S&P 500 Index Fund

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$12,322,416	$—	$12,322,416
August 31, 2018	19,847,353	—	19,847,353
August 31, 2019	10,267,726	—	10,267,726
Not subject to expiration	—	13,621,262	13,621,262
	$42,437,495	$13,621,262	$56,058,757

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $18,588,931 and $23,107,623, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$310,396,454
Aggregate unrealized (depreciation) of investment securities	(7,426,392)
Net unrealized appreciation of investment securities	$302,970,062

Cost of investments for tax purposes is $362,235,462.

19                         Invesco S&P 500 Index Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,792,488	$34,436,197	3,609,161	$59,967,499
Class B	26,457	490,926	48,627	807,977
Class C	707,560	13,120,033	879,159	14,382,285
Class Y	408,106	7,876,015	745,535	12,266,779

Issued as reinvestment of dividends:
Class A	341,048	6,486,732	466,707	7,079,950
Class B	3,781	70,771	11,362	169,870
Class C	39,586	732,740	56,433	834,081
Class Y	21,684	416,552	20,998	321,482

Automatic conversion of Class B shares to Class A shares:
Class A	126,939	2,436,831	604,257	9,883,567
Class B	(129,409)	(2,436,831)	(615,612)	(9,883,567)

Reacquired:
Class A	(2,520,634)	(47,843,269)	(5,154,351)	(84,993,321)
Class B	(61,765)	(1,144,781)	(137,855)	(2,210,551)
Class C	(430,858)	(7,973,466)	(904,350)	(14,604,941)
Class Y	(554,379)	(10,617,575)	(445,668)	(7,303,381)
Net increase (decrease) in share activity	(229,396)	$(3,949,125)	(815,597)	$(13,282,271)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20                         Invesco S&P 500 Index Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)(c)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets(d)		Portfolio turnover(e)
Class A
Six months ended 02/28/14	$17.67	$0.13	$2.47	$2.60	$(0.28)	$19.99	14.78%	$523,262	0.58	%(f)	0.58	%(f)	1.41	%(f)	3%
Year ended 08/31/13	15.26	0.27	2.43	2.70	(0.29)	17.67	18.04	467,234	0.62		0.62		1.64		6
Year ended 08/31/12	13.25	0.22	2.03	2.25	(0.24)	15.26	17.26	410,772	0.65		0.67		1.55		3
Year ended 08/31/11	11.36	0.19	1.85	2.04	(0.15)	13.25	17.94	369,597	0.61		0.61		1.42		4
Year ended 08/31/10	11.09	0.18	0.33	0.51	(0.24)	11.36	4.44	335,583	0.60		0.69		1.47		7
Year ended 08/31/09	13.94	0.21	(2.83)	(2.62)	(0.23)	11.09	(18.43)	349	0.59		0.74		2.11	(g)	7
Class B
Six months ended 02/28/14	17.32	0.06	2.41	2.47	(0.15)	19.64	14.29	9,367	1.33	(f)	1.33	(f)	0.66	(f)	3
Year ended 08/31/13	14.96	0.14	2.40	2.54	(0.18)	17.32	17.14	11,045	1.37		1.37		0.89		6
Year ended 08/31/12	12.92	0.11	2.01	2.12	(0.08)	14.96	16.47	19,912	1.40		1.42		0.80		3
Year ended 08/31/11	11.10	0.09	1.80	1.89	(0.07)	12.92	17.02	37,840	1.36		1.36		0.67		4
Year ended 08/31/10	10.83	0.08	0.33	0.41	(0.14)	11.10	3.68	64,102	1.35		1.44		0.72		7
Year ended 08/31/09	13.54	0.13	(2.73)	(2.60)	(0.11)	10.83	(19.06)	110	1.34		1.49		1.36	(h)	7
Class C
Six months ended 02/28/14	17.12	0.06	2.39	2.45	(0.15)	19.42	14.35	110,205	1.33	(f)	1.33	(f)	0.66	(f)	3
Year ended 08/31/13	14.79	0.14	2.37	2.51	(0.18)	17.12	17.14 (i)	91,761	1.36	(i)	1.36	(i)	0.90	(i)	6
Year ended 08/31/12	12.79	0.11	1.99	2.10	(0.10)	14.79	16.50	78,797	1.40		1.42		0.80		3
Year ended 08/31/11	10.99	0.10	1.77	1.87	(0.07)	12.79	17.01 (i)	68,753	1.27	(i)	1.27	(i)	0.76	(i)	4
Year ended 08/31/10	10.74	0.08	0.33	0.41	(0.16)	10.99	3.71	66,933	1.35		1.44		0.72		7
Year ended 08/31/09	13.46	0.13	(2.72)	(2.59)	(0.13)	10.74	(19.01)	74	1.34		1.49		1.36	(j)	7
Class Y
Six months ended 02/28/14	17.87	0.16	2.48	2.64	(0.32)	20.19	14.87	22,963	0.33	(f)	0.33	(f)	1.66	(f)	3
Year ended 08/31/13	15.43	0.32	2.45	2.77	(0.33)	17.87	18.33	22,546	0.37		0.37		1.89		6
Year ended 08/31/12	13.40	0.26	2.06	2.32	(0.29)	15.43	17.64	14,518	0.40		0.42		1.80		3
Year ended 08/31/11	11.48	0.23	1.86	2.09	(0.17)	13.40	18.21	16,824	0.36		0.36		1.67		4
Year ended 08/31/10	11.20	0.21	0.33	0.54	(0.26)	11.48	4.72	23,168	0.35		0.44		1.72		7
Year ended 08/31/09	14.09	0.25	(2.87)	(2.62)	(0.27)	11.20	(18.22)	23	0.34		0.49		2.36	(k)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Net assets, end of period, for the year ended August 31, 2009 is stated in millions.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was 0.00% for the year ended 2009. The rebate was less than 0.005% for the year ended 2009.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s) of $500,393, $10,472, $101,792 and $25,275 for Class A, Class B, Class C and Class Y shares, respectively.
(g)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expense reimbursements was 1.96% for the year ended August 31, 2009.
(h)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expense reimbursements was 1.21% for the year ended August 31, 2009.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% and 0.91% for the year ended August 31, 2013 and August 31, 2011, respectively.
(j)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expense reimbursements was 1.21% for the year ended August 31, 2009.
(k)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expense reimbursements was 2.21% for the year ended August 31, 2009.

21                         Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,147.80	$3.09	$1,021.92	$2.91	0.58%
B	1,000.00	1,142.90	7.07	1,018.20	6.66	1.33
C	1,000.00	1,143.50	7.07	1,018.20	6.66	1.33
Y	1,000.00	1,148.70	1.76	1,023.16	1.66	0.33

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

22                         Invesco S&P 500 Index Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	MS-SPI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Invesco Global Real Estate Income Fund

Nasdaq:

A: ASRAX  ¡  B: SARBX  ¡  C: ASRCX  ¡   Y: ASRYX  ¡  R5: ASRIX   ¡  R6: ASRFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

10	Financial Statements

12	Notes to Financial Statements

19	Financial Highlights

20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.71%
Class B Shares	8.19
Class C Shares	8.31
Class Y Shares	8.74
Class R5 Shares	8.77
Class R6 Shares	8.93
MSCI World Index‚ (Broad Market Index)	14.67
Custom Global Real Estate Income Index¡ (Style-Specific Index)*	8.96
FTSE EPRA/NAREIT Developed Real Estate Index♦ (Former Style-Specific Index)*	9.31
Lipper Global Real Estate Funds Classification Average▲ (Peer Group)	9.40

Source(s):	‚Invesco, MSCI via FactSet Research Systems Inc.; ¡Invesco, FTSE via FactSet Research Systems Inc.; ♦Invesco, Bloomberg L.P.; ▲Lipper Inc.
*	The Fund has elected to use the Custom Global Real Estate Income Index rather than the FTSE EPRA/NAREIT Developed Real Estate Index as its style-specific index because the Custom Global Real Estate Income Index better reflects the Fund’s geographic investment focus over time and reflects the Fund’s withholding environment.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Global Real Estate Income Index is an index comprised of the FTSE NAREIT All Equity REIT Index, through August 31, 2011, and the FTSE EPRA/NAREIT Developed Real Estate Index, which is computed using the net return by withholding applicable taxes.

    The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged index considered representative of global real estate companies and real estate investment trusts. The index is computed using the gross return which does not withhold taxes for non-resident investors.

    The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

    The FTSE NAREIT All Equity REIT Index is an unmanaged index considered representative of US REITs. The index is computed using the net return which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Global Real Estate Income Fund

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	9.05%
10 Years	6.21
5 Years	19.38
1 Year	-3.45

Class B Shares
10 Years	5.90%
5 Years	19.66
1 Year	-3.42

Class C Shares
10 Years	5.90%
5 Years	19.86
1 Year	0.44

Class Y Shares
10 Years	6.92%
5 Years	21.04
1 Year	2.34

Class R5 Shares
10 Years	7.09%
5 Years	21.21
1 Year	2.53

Class R6 Shares
10 Years	6.89%
5 Years	20.94
1 Year	2.74

On March 12, 2007, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown prior to that date is that of the closed-end fund’s common shares and includes the fees applicable to common shares. The closed-end fund’s common shares performance reflects any applicable fee waivers or expense reimbursements.

    Class B shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class B shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class C shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance

Average Annual Total Returns
As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	8.72%
10 Years	6.46
5 Years	12.93
1 Year	-5.58

Class B Shares
10 Years	6.14%
5 Years	13.12
1 Year	-5.61

Class C Shares
10 Years	6.14%
5 Years	13.32
1 Year	-1.84

Class Y Shares
10 Years	7.17%
5 Years	14.41
1 Year	0.11

Class R5 Shares
10 Years	7.33%
5 Years	14.65
1 Year	0.19

Class R6 Shares
10 Years	7.13%
5 Years	14.35
1 Year	0.40

reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the closed-end fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.27%, 2.02%, 2.02%, 1.02%, 0.95% and 0.87%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.28%, 2.03%, 2.03%, 1.03%, 0.96% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2014. See current prospectus for more information.

3                         Invesco Global Real Estate Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Global Real Estate Income Fund

Schedule of Investments

February 28, 2014

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–61.92%
Australia–5.81%
CFS Retail Property Trust	2,499,503	$4,400,598
Charter Hall Group	957,356	3,443,699
Dexus Property Group	6,776,578	6,477,744
Federation Centres Ltd.	3,620,843	7,721,799
Goodman Group	1,784,769	7,665,129
GPT Group	1,108,313	3,686,192
Investa Office Fund	950,510	2,723,276
Mirvac Group	2,305,061	3,639,433
Stockland	3,292,356	11,373,480
Westfield Group	534,331	4,920,854
Westfield Retail Trust	1,918,478	5,333,094
		61,385,298

Canada–4.86%
Allied Properties REIT	375,300	11,355,266
Artis REIT	455,800	6,450,854
Boardwalk REIT	75,300	4,049,279
Calloway REIT	201,100	4,695,118
Canadian Apartment Properties REIT	343,700	6,788,944
Canadian REIT	179,800	7,083,522
Cominar REIT	341,600	5,590,491
H&R REIT	264,700	5,316,951
		51,330,425

China–0.46%
Shimao Property Holdings Ltd.	1,253,500	2,537,225
SOHO China Ltd.	3,071,000	2,326,815
		4,864,040

France–2.28%
ICADE	18,107	1,783,413
Mercialys S.A.	357,562	8,118,346
Unibail–Rodamco S.E.	53,574	14,116,710
		24,018,469

Germany–0.76%
Alstria Office REIT–AG	100,000	1,389,272
Deutsche Euroshop AG	110,208	4,938,314
Deutsche Wohnen AG(a)	82,398	1,695,205
		8,022,791

Hong Kong–2.04%
Fortune REIT	3,243,000	2,515,638
Link REIT (The)	1,317,000	6,117,807
New World Development Co. Ltd.	2,310,000	2,982,727
Sino Land Co. Ltd.	1,883,000	2,663,969
Sun Hung Kai Properties Ltd.	245,000	3,139,049
Wharf Holdings Ltd. (The)	592,000	4,161,299
		21,580,489

	Shares	Value
Japan–8.12%
Activia Properties, Inc.	794	$6,748,649
Advance Residence Investment Corp.	2,164	4,640,599
Frontier Real Estate Investment Corp.	1,464	7,940,729
Hulic Co., Ltd.	227,900	2,631,798
Hulic Reit, Inc.	2,036	2,764,815
Industrial & Infrastructure Fund Investment Corp.	478	4,096,959
Japan Logistics Fund Inc.	232	518,848
Japan Prime Realty Investment Corp.	2,815	9,767,290
Japan Retail Fund Investment Corp.	3,581	7,073,501
Kenedix Office Investment Corp.	1,930	9,576,987
Mitsui Fudosan Co., Ltd.	330,000	9,848,603
Nippon Accommodations Fund Inc.	890	3,077,903
Nippon Prologis REIT Inc.	2,255	4,839,048
Sumitomo Realty & Development Co., Ltd.	208,000	8,432,622
United Urban Investment Corp.	2,482	3,792,385
		85,750,736

Netherlands–0.43%
Eurocommercial Properties N.V.	101,315	4,560,349

Singapore–3.19%
Ascendas REIT	3,637,000	6,197,964
CapitaCommercial Trust	2,746,000	3,178,750
CapitaMall Trust	954,000	1,433,511
CDL Hospitality Trusts	574,000	738,162
Frasers Centrepoint Trust	3,812,000	5,270,058
Mapletree Commercial Trust	3,280,000	3,131,203
Mapletree Industrial Trust	3,894,000	4,147,456
Starhill Global REIT	6,610,000	4,067,692
Suntec REIT	4,189,000	5,502,710
		33,667,506

South Africa–0.59%
Growthpoint Properties Ltd.	1,441,541	3,146,300
Hyprop Investments Ltd.	435,414	3,118,342
		6,264,642

Sweden–0.26%
Fabege AB	200,050	2,779,946

United Kingdom–4.11%
Big Yellow Group PLC	967,455	9,258,319
Hammerson PLC	852,798	8,203,919
Land Securities Group PLC	1,220,700	22,168,125
Shaftesbury PLC	335,679	3,732,307
		43,362,670

United States–29.01%
Acadia Realty Trust	212,400	5,617,980
AvalonBay Communities, Inc.	192,226	24,791,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Real Estate Income Fund

	Shares	Value
United States–(continued)
BioMed Realty Trust, Inc.	330,800	$6,840,944
Boston Properties, Inc.	84,500	9,500,335
Brandywine Realty Trust	393,400	5,763,310
Brixmor Property Group Inc.	286,800	6,332,544
CBL & Associates Properties, Inc.	365,400	6,500,466
Cohen & Steers Quality Income Realty Fund, Inc.	357,173	3,728,886
Corrections Corp. of America	75,577	2,520,493
DCT Industrial Trust Inc.	725,900	5,749,128
EastGroup Properties, Inc.	91,100	5,651,844
Essex Property Trust, Inc.	97,300	16,273,425
Extra Space Storage Inc.	172,000	8,445,200
Federal Realty Investment Trust	30,900	3,439,479
General Growth Properties, Inc.	571,500	12,584,430
Geo Group Inc. (The)	111,300	3,587,199
Government Properties Income Trust	255,250	6,358,277
Healthcare Realty Trust, Inc.	334,300	8,013,171
Healthcare Trust of America, Inc.–Class A	862,480	9,685,650
Hersha Hospitality Trust	1,051,500	5,909,430
Highwoods Properties, Inc.	183,400	6,916,014
Host Hotels & Resorts Inc.	155,400	3,056,718
Hudson Pacific Properties Inc.	227,700	5,193,837
LaSalle Hotel Properties	369,600	11,583,264
Liberty Property Trust	239,300	9,155,618
LTC Properties, Inc.	16,399	617,914
Mid-America Apartment Communities, Inc.	183,800	12,432,232
National Health Investors, Inc.	121,959	7,524,870
National Retail Properties Inc.	377,000	13,530,530
Pebblebrook Hotel Trust	101,600	3,377,184
Piedmont Office Realty Trust Inc.–Class A	590,200	10,198,656
Prologis, Inc.	109,600	4,514,424
Public Storage	44,077	7,449,013
Realty Income Corp.	182,766	8,118,466
Retail Opportunity Investments Corp.	929,900	13,790,417
RLJ Lodging Trust	371,900	9,665,681
Simon Property Group, Inc.	103,600	16,709,644
Taubman Centers, Inc.	73,800	5,199,210
		306,327,270
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $627,664,634)		653,914,631

Preferred Stocks–19.21%
Australia–0.51%
Goodman PLUS Trust 6.46% Unsec. Sub. Gtd. Floating Rate Pfd.(b)	60,179	5,383,197

United States–18.70%
Alexandria Real Estate Equities Inc., Series D, $1.75 Conv. Pfd.	252,000	6,867,000
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	149,700	3,732,021
CBL & Associates Properties, Inc., Series E, 6.63% Pfd.	249,500	5,808,360

	Shares	Value
United States–(continued)
Coresite Realty Corp., Series A, 7.25% Pfd.	290,585	$7,006,004
CubeSmart, Series A, 7.75% Pfd.	26,700	680,850
DDR Corp., Series K, 6.25% Pfd.	16,502	365,849
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	12,433
EPR Properties, Series E, $2.25 Conv. Pfd.	111,000	3,429,900
EPR Properties, Series F, 6.63% Pfd.	78,000	1,763,580
Essex Property Trust, Inc., Series H, 7.13% Pfd.	240,907	6,215,401
General Growth Properties, Inc., Series A, 6.38% Pfd.	162,558	3,807,108
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	209,100	11,709,600
Health Care REIT, Inc., Series J, 6.50% Pfd.	236,678	5,720,507
Hersha Hospitality Trust, Series B, 8.00% Pfd.	338,500	8,597,900
Hudson Pacific Properties Inc., Series B, 8.38% Pfd.	206,632	5,345,570
Inland Real Estate Corp., Series A, 8.13% Pfd.	96,947	2,471,179
Kilroy Realty Corp., Series G, 6.88% Pfd.	282,410	6,806,081
Kilroy Realty Corp., Series H, 6.38% Pfd.	273,622	6,317,932
Kimco Realty Corp., Series K, 5.63% Pfd.	77,607	1,656,910
LaSalle Hotel Properties, Series G, 7.25% Pfd.	33,834	840,775
LaSalle Hotel Properties, Series H, 7.50% Pfd.	153,900	3,885,975
LaSalle Hotel Properties, Series I, 6.38% Pfd.	99,500	2,238,750
National Retail Properties Inc., Series D, 6.63% Pfd.	402,000	9,579,660
National Retail Properties, Inc., Series E, 5.70% Pfd.	148,500	3,083,231
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	238,700	6,089,237
Pebblebrook Hotel Trust, Series B, 8.00% Pfd.	139,200	3,537,072
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.	356,286	7,873,921
PS Business Parks, Inc., Series S, 6.45% Pfd.	120,000	2,834,400
PS Business Parks, Inc., Series U, 5.75% Pfd.	49,579	1,056,529
Public Storage, Series O, 6.88% Pfd.	228,000	5,989,560
Public Storage, Series Q, 6.50% Pfd.	70,000	1,797,600
Public Storage, Series S, 5.90% Pfd.	65,000	1,521,650
Public Storage, Series T, 5.75% Pfd.	80,000	1,816,000
Regency Centers Corp., Series 6, 6.63% Pfd.	176,801	4,252,064
Regency Centers Corp., Series 7, 6.00% Pfd.	48,500	1,050,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Income Fund

	Shares		Value
United States–(continued)
Saul Centers, Inc., Series C, 6.88% Pfd.		155,000	$3,659,550
Senior Housing Properties Trust 5.63% Sr. Unsec. Pfd.		201,569	4,178,525
SL Green Realty Corp., Series I, 6.50% Pfd.		436,000	10,219,840
Summit Hotel Properties, Inc., Series A, 9.25% Pfd.		35,183	946,423
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.		160,156	4,003,900
Taubman Centers, Inc., Series J, 6.50% Pfd.		212,895	4,964,711
Taubman Centers, Inc., Series K, 6.25% Pfd.		346,468	7,854,430
Terreno Realty Corp., Series A, 7.75% Pfd.		109,631	2,794,494
Vornado Realty Trust, Series G, 6.63% Pfd.		22,000	552,200
Vornado Realty Trust, Series I, 6.63% Pfd.		281,574	6,983,035
Vornado Realty Trust, Series J, 6.88% Pfd.		10,000	255,000
Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.		97,000	5,282,620
			197,455,847
Total Preferred Stocks (Cost $209,704,962)			202,839,044

	Principal Amount
Mortgage-Backed Securities–14.46%
United Kingdom–0.71%
Hercules (Eclipse) PLC.,
Series 2006-4, Class B, Floating Rate Pass Through Ctfs., 0.87%, 10/25/18(b)(c)	GBP	3,842,446	5,926,964
Triton European Loan Conduit PLC, Series 26X, Class G, Floating Rate Pass Through Ctfs., 1.20%, 10/25/19(b)(c)	GBP	975,926	1,511,625
			7,438,589

United States–13.75%
Banc of America Merrill Lynch Commercial Mortgage Inc., Variable Rate Pass Through Ctfs., 4.90%, 11/10/38(b)(d)		$600,000	583,469
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR6, Class B, Variable Rate Pass Through Ctfs., 4.95%, 11/11/41(b)(d)		50,000	52,575
Series 2005-PWR8, Class C, Pass Through Ctfs., 4.86%, 06/11/41		4,900,000	4,882,184

	Principal Amount	Value
United States–(continued)
Citigroup/Deutsche Commercial Mortgage Trust, Series 2005-CD1, Class E, Variable Rate Pass Through Ctfs., 5.22%, 07/15/44(b)	$12,119,000	$12,072,887
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-C5, Class G, Variable Rate Pass Through Ctfs., 5.75%, 12/15/36(b)(d)	2,350,000	2,346,921
Series 2005-C3, Class B, Pass Through Ctfs., 4.88%, 07/15/37	9,950,000	9,477,723
Credit Suisse First Boston Mortgage Securities Corp.,,
Series 2005-C4, Class D, Variable Rate Pass Through Ctfs., 5.38%, 08/15/38(b)	2,950,000	3,006,311
Series 2005-C5, Class C, Variable Rate Pass Through Ctfs., 5.10%, 08/15/38(b)	4,975,000	5,111,313
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.17%, 06/10/31(b)(d)	9,985	9,988
FREMF Mortgage Trust,
Series 2012-K705, Class C, Variable Rate Pass Through Ctfs., 4.16%, 09/25/44(b)(d)	5,000,000	4,970,997
Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 4.42%, 10/25/44(b)(d)	1,278,000	1,358,159
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, Variable Rate Pass Through Ctfs., 3.44%, 12/10/27(b)(d)	1,000,000	893,284
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class G, Variable Rate Pass Through Ctfs., 3.65%, 01/10/30(b)(d)	4,000,000	3,899,760
GS Mortgage Securities Trust,
Series GSMS 2011-GC5, Class E, Variable Rate Pass Through Ctfs., 5.31%, 08/10/44(d)	6,800,000	6,358,000
Series GSMS 2011-GC3, Class E, Variable Rate Pass Through Ctfs., 5.00%, 03/10/44(d)	7,475,000	6,823,244
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-C3, Class F, Variable Rate Pass Through Ctfs., 5.07%, 01/15/42(b)(d)	7,950,000	7,513,350
Series 2012-PHH, Class D, Floating Rate Pass Through Ctfs., 3.42%, 10/15/25(b)(d)	3,250,000	3,268,453
Series 2012-PHH, Class E, Floating Rate Pass Through Ctfs., 3.42%, 10/15/25(b)(d)	1,250,000	1,246,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Income Fund

	Principal Amount	Value
United States–(continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP7, Class AJ, Variable Rate Pass Through Ctfs., 5.87%, 04/15/45	$6,645,000	$6,832,851
Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46(d)	1,909,792	2,086,747
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class C, Variable Rate Pass Through Ctfs., 4.84%, 02/15/40(b)	170,000	174,127
Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 5.86%, 06/15/38(b)	4,260,000	4,535,754
Merrill Lynch Mortgage Trust,
Series 2003-KEY1, Class F, Variable Rate Pass Through Ctfs., 6.19%, 11/12/35(b)(d)	937,000	924,250
Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(b)	25,000	25,094
Series 2005-MCP1, Class E, Variable Rate Pass Through Ctfs., 5.13%, 06/12/43(b)(d)	4,500,000	4,480,535
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class CK, Pass Through Ctfs., 4.30%, 10/15/30(d)	3,900,000	3,604,594
Morgan Stanley Capital I Trust,
Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 5.25%, 09/15/42(b)	6,475,000	6,635,383
Series 2006-HQ8, Class C, Variable Rate Pass Through Ctfs., 5.50%, 03/12/44(b)	7,819,000	7,440,674
Series 2006-HQ8, Class D, Variable Rate Pass Through Ctfs., 5.50%, 03/12/44(b)	7,400,000	6,645,307
Series 2006-HQ9, Class D, Variable Rate Pass Through Ctfs., 5.86%, 07/12/44(b)	8,859,000	9,047,635
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.66%, 10/15/42(b)	270,000	255,406
Series 2007-TOP27, Class AJ, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42(b)	7,400,000	8,155,459
Series 2007-TOP27, Class AM, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42(b)	25,000	28,235

	Principal Amount		Value
United States–(continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C16, Class H, Variable Rate Pass Through Ctfs., 5.56%, 10/15/41(d)		$550,000	$550,989
Series 2005-C16, Class TO, Variable Rate Pass Through Ctfs., 5.62%, 10/15/41(b)(d)		425,295	425,943
Series 2005-C19, Class F, Variable Rate Pass Through Ctfs., 5.44%, 05/15/44(b)(d)		900,000	912,542
Series 2005-C19, Class G, Variable Rate Pass Through Ctfs., 5.45%, 05/15/44(b)(d)		5,000,000	5,055,677
Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(b)		3,450,000	3,548,846
			145,241,143
Total Mortgage-Backed Securities (Cost $147,104,088)			152,679,732

U.S. Dollar Denominated Bonds & Notes–1.39%
Brazil–0.59%
BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00%,(d)(e)		6,200,000	6,202,318

China–0.52%
Agile Property Holdings Ltd., Sr. Unsec. Gtd. Euro Notes, 9.88%, 03/20/17		2,500,000	2,675,000
Country Garden Holdings Co. Ltd., Sr. Unsec. Gtd. Notes, 11.13%, 02/23/18(d)		2,500,000	2,781,692
			5,456,692

United States–0.28%
Retail Opportunity Investments Partnership L.P., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/23		1,975,000	2,055,207
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16		900,000	936,563
			2,991,770
Total Bonds & Notes (Cost $14,682,978)			14,650,780

Non U.S. Dollar Denominated Bonds & Notes–0.27%(c)
Australia–0.27%
General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/19 (Cost $3,240,074)	AUD	2,980,000	2,881,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Income Fund

	Shares	Value
Money Market Funds–2.11%
Liquid Assets Portfolio–Institutional Class(f)	11,162,775	$11,162,775
Premier Portfolio–Institutional Class(f)	11,162,776	11,162,776
Total Money Market Funds (Cost $22,325,551)		22,325,551
TOTAL INVESTMENTS–99.36% (Cost $1,024,722,287)		1,049,291,256
OTHER ASSETS LESS LIABILITIES–0.64%		6,749,549
NET ASSETS–100.00%		$1,056,040,805

Investment Abbreviations:

AUD	– Australian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
GBP	– British Pound
Gtd.	– Guaranteed
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Foreign denominated security. Principal amount is denominated in currency indicated.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $66,349,964, which represented 6.28% of the Fund’s Net Assets.
(e)	Perpetual bond with no specified maturity date.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets

as of February 28, 2014

United States	61.7%
Japan	8.1
Australia	6.6
Canada	4.9
United Kingdom	4.8
Singapore	3.2
France	2.3
Hong Kong	2.0
Countries each less than 2.0% of portfolio	3.6
Money Market Funds Plus Other Assets Less Liabilities	2.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,002,396,736)	$1,026,965,705
Investments in affiliated money market funds, at value and cost	22,325,551
Total investments, at value (Cost $1,024,722,287)	1,049,291,256
Foreign currencies, at value (Cost $1,953,713)	1,963,881
Receivable for:
Investments sold	11,207,545
Fund shares sold	6,887,293
Dividends and interest	2,686,236
Investment for trustee deferred compensation and retirement plans	122,033
Other assets	84,915
Total assets	1,072,243,159

Liabilities:
Payable for:
Investments purchased	10,582,758
Fund shares reacquired	4,655,377
Accrued fees to affiliates	717,516
Accrued trustees’ and officers’ fees and benefits	4,915
Accrued other operating expenses	98,735
Trustee deferred compensation and retirement plans	143,053
Total liabilities	16,202,354
Net assets applicable to shares outstanding	$1,056,040,805

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,039,511,574
Undistributed net investment income	(3,524,162)
Undistributed net realized gain (loss)	(4,544,979)
Net unrealized appreciation	24,598,372
$1,056,040,805

Net Assets:
Class A	$600,719,305
Class B	$1,705,912
Class C	$112,010,255
Class Y	$318,097,506
Class R5	$23,447,500
Class R6	$60,327

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	67,372,286
Class B	191,712
Class C	12,589,663
Class Y	35,775,242
Class R5	2,631,356
Class R6	6,766
Class A:
Net asset value per share	$8.92
Maximum offering price per share
(Net asset value of $8.92 ÷ 94.50%)	$9.44
Class B:
Net asset value and offering price per share	$8.90
Class C:
Net asset value and offering price per share	$8.90
Class Y:
Net asset value and offering price per share	$8.89
Class R5:
Net asset value and offering price per share	$8.91
Class R6:
Net asset value and offering price per share	$8.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $739,508)	$20,460,205
Dividends from affiliated money market funds	4,947
Interest	4,819,808
Total investment income	25,284,960

Expenses:
Advisory fees	3,796,761
Administrative services fees	130,911
Custodian fees	37,193
Distribution fees:
Class A	780,007
Class B	8,868
Class C	555,196
Transfer Agent Fees — A, B, C and Y	880,117
Transfer agent fees — R5	2,960
Transfer agent fees — R6	6
Trustees’ and officers’ fees and benefits	41,188
Other	267,847
Total expenses	6,501,054
Less: Fees waived and expense offset arrangement(s)	(14,282)
Net expenses	6,486,772
Net investment income	18,798,188

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,910,965)
Foreign currencies	(40,301)
(3,951,266)
Change in net unrealized appreciation of:
Investment securities	69,685,567
Foreign currencies	44,755
69,730,322
Net realized and unrealized gain	65,779,056
Net increase in net assets resulting from operations	$84,577,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income	$18,798,188	$34,376,102
Net realized gain (loss)	(3,951,266)	20,420,827
Change in net unrealized appreciation (depreciation)	69,730,322	(78,750,517)
Net increase (decrease) in net assets resulting from operations	84,577,244	(23,953,588)

Distributions to shareholders from net investment income:
Class A	(15,882,747)	(25,666,681)
Class B	(38,921)	(85,901)
Class C	(2,409,422)	(3,226,317)
Class Y	(7,028,748)	(11,045,614)
Class R5	(663,739)	(1,588,351)
Class R6	(1,575)	(305,539)
Total distributions from net investment income	(26,025,152)	(41,918,403)

Distributions to shareholders from net realized gains:
Class A	(7,329,405)	—
Class B	(20,715)	—
Class C	(1,307,959)	—
Class Y	(3,044,760)	—
Class R5	(292,640)	—
Class R6	(633)	—
Total distributions from net realized gains	(11,996,112)	—

Share transactions–net:
Class A	(43,179,542)	336,455,070
Class B	(196,483)	313,925
Class C	(1,816,000)	72,059,586
Class Y	35,485,511	173,687,611
Class R5	(1,202,737)	(5,198,420)
Class R6	(2,984)	(509,175)
Net increase (decrease) in net assets resulting from share transactions	(10,912,235)	576,808,597
Net increase in net assets	35,643,745	510,936,606

Net assets:
Beginning of period	1,020,397,060	509,460,454
End of period (includes undistributed net investment income of $(3,524,162) and $3,702,802, respectively)	$1,056,040,805	$1,020,397,060

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue

12                         Invesco Global Real Estate Income Fund

to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

13                         Invesco Global Real Estate Income Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of

14                         Invesco Global Real Estate Income Fund

these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2014, the Adviser waived advisory fees of $14,010.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

15                         Invesco Global Real Estate Income Fund

proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $84,850 in front-end sales commissions from the sale of Class A shares and $8,847, $927 and $22,273 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 28, 2014, there were transfers from Level 1 to Level 2 of $138,405,760 and from Level 2 to Level 1 of $20,833,978, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$13,104,996	$56,545,017	$—	$69,650,013
Brazil	—	6,202,318	—	6,202,318
Canada	51,330,425	—	—	51,330,425
China	2,326,815	7,993,917	—	10,320,732
France	14,116,710	9,901,759	—	24,018,469
Germany	3,084,477	4,938,314	—	8,022,791
Hong Kong	8,633,445	12,947,044	—	21,580,489
Japan	31,342,413	54,408,323	—	85,750,736
Netherlands	4,560,349	—	—	4,560,349
Singapore	23,785,187	9,882,319	—	33,667,506
South Africa	3,146,300	3,118,342	—	6,264,642
Sweden	2,779,946	—	—	2,779,946
United Kingdom	21,194,545	29,606,714	—	50,801,259
United States	516,146,004	158,195,577	—	674,341,581
Total Investments	$695,551,612	$353,739,644	$—	$1,049,291,256

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $272.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

16                         Invesco Global Real Estate Income Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $287,819,351 and $315,276,663, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$48,161,772
Aggregate unrealized (depreciation) of investment securities	(31,374,693)
Net unrealized appreciation of investment securities	$16,787,079

Cost of investments for tax purposes is $1,032,504,177.

17                         Invesco Global Real Estate Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	13,369,319	$116,859,807	51,782,661	$473,071,246
Class B	4,761	41,923	92,521	840,179
Class C	1,501,127	13,132,249	9,354,648	86,167,442
Class Y	15,985,902	140,072,618	28,585,952	260,842,380
Class R5	318,158	2,781,321	1,792,319	16,207,911
Class R6(b)	1,109	9,726	1,058,633	9,542,340

Issued as reinvestment of dividends:
Class A	2,275,297	19,427,862	2,262,975	20,143,201
Class B	6,158	52,430	8,184	72,954
Class C	376,309	3,202,344	310,380	2,758,916
Class Y	973,084	8,283,348	1,013,301	9,002,041
Class R5	103,871	882,695	165,684	1,478,806
Class R6	217	1,853	34,061	305,436

Automatic conversion of Class B shares to Class A shares:
Class A	10,014	87,791	34,937	321,041
Class B	(10,025)	(87,791)	(34,993)	(321,041)

Reacquired:
Class A	(20,527,779)	(179,555,002)	(17,336,317)	(157,080,418)
Class B	(23,380)	(203,045)	(30,996)	(278,167)
Class C	(2,088,385)	(18,150,593)	(1,869,410)	(16,866,772)
Class Y	(12,966,389)	(112,870,455)	(10,617,706)	(96,156,810)
Class R5	(557,792)	(4,866,753)	(2,548,470)	(22,885,137)
Class R6	(1,614)	(14,563)	(1,085,640)	(10,356,951)
Net increase (decrease) in share activity	(1,250,038)	$(10,912,235)	62,972,724	$576,808,597

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

18                         Invesco Global Real Estate Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period		Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/14	$8.52	$0.16	$0.56	$0.72	$(0.22)	$(0.10)	$(0.32)	$8.92		8.71%	$600,719	1.25	%(d)	1.25	%(d)	3.66	%(d)	28%
Year ended 08/31/13	8.97	0.36	(0.31)	0.05	(0.50)	—	(0.50)	8.52		0.43	615,876	1.26		1.27		4.00		63
Year ended 08/31/12	8.39	0.41	0.57	0.98	(0.40)	—	(0.40)	8.97	(e)	12.19	318,464	1.31		1.31		4.82		49
Year ended 08/31/11	7.77	0.32	0.61	0.93	(0.31)	—	(0.31)	8.39		12.11	203,100	1.30		1.30		3.83		101
Year ended 08/31/10	6.62	0.28	1.14	1.42	(0.27)	—	(0.27)	7.77		21.85	147,568	1.37		1.38		3.93		77
Year ended 08/31/09	8.38	0.27	(1.75)	(1.48)	(0.28)	—	(0.28)	6.62		(17.12)	94,979	1.73		1.74		4.83		59
Class B
Six months ended 02/28/14	8.51	0.13	0.55	0.68	(0.19)	(0.10)	(0.29)	8.90		8.19	1,706	2.00	(d)	2.00	(d)	2.91	(d)	28
Year ended 08/31/13	8.95	0.29	(0.30)	(0.01)	(0.43)	—	(0.43)	8.51		(0.23)	1,822	2.01		2.02		3.25		63
Year ended 08/31/12	8.36	0.34	0.59	0.93	(0.34)	—	(0.34)	8.95	(e)	11.49	1,606	2.06		2.06		4.07		49
Year ended 08/31/11	7.75	0.26	0.59	0.85	(0.24)	—	(0.24)	8.36		11.15	1,772	2.05		2.05		3.08		101
Year ended 08/31/10	6.60	0.23	1.14	1.37	(0.22)	—	(0.22)	7.75		21.02	1,676	2.12		2.13		3.18		77
Year ended 08/31/09	8.37	0.23	(1.77)	(1.54)	(0.23)	—	(0.23)	6.60		(17.91)	680	2.48		2.49		4.08		59
Class C
Six months ended 02/28/14	8.51	0.13	0.55	0.68	(0.19)	(0.10)	(0.29)	8.90		8.19	112,010	2.00	(d)	2.00	(d)	2.91	(d)	28
Year ended 08/31/13	8.95	0.29	(0.30)	(0.01)	(0.43)	—	(0.43)	8.51		(0.23)	108,878	2.01		2.02		3.25		63
Year ended 08/31/12	8.36	0.34	0.59	0.93	(0.34)	—	(0.34)	8.95	(e)	11.49	44,790	2.06		2.06		4.07		49
Year ended 08/31/11	7.75	0.26	0.59	0.85	(0.24)	—	(0.24)	8.36		11.15	26,511	2.05		2.05		3.08		101
Year ended 08/31/10	6.60	0.23	1.14	1.37	(0.22)	—	(0.22)	7.75		21.02	16,692	2.12		2.13		3.18		77
Year ended 08/31/09	8.38	0.23	(1.78)	(1.55)	(0.23)	—	(0.23)	6.60		(18.00)	4,296	2.48		2.49		4.08		59
Class Y
Six months ended 02/28/14	8.50	0.17	0.55	0.72	(0.23)	(0.10)	(0.33)	8.89		8.74	318,098	1.00	(d)	1.00	(d)	3.91	(d)	28
Year ended 08/31/13	8.95	0.39	(0.32)	0.07	(0.52)	—	(0.52)	8.50		0.68	270,196	1.01		1.02		4.25		63
Year ended 08/31/12	8.36	0.43	0.58	1.01	(0.42)	—	(0.42)	8.95	(e)	12.62	114,525	1.06		1.06		5.07		49
Year ended 08/31/11	7.75	0.34	0.60	0.94	(0.33)	—	(0.33)	8.36		12.28	26,139	1.05		1.05		4.08		101
Year ended 08/31/10	6.60	0.31	1.13	1.44	(0.29)	—	(0.29)	7.75		22.21	22,047	1.12		1.13		4.18		77
Year ended 08/31/09(f)	7.15	0.26	(0.63)	(0.37)	(0.18)	—	(0.18)	6.60		(4.23)	2,755	1.53	(g)	1.53	(g)	5.03	(g)	59
Class R5
Six months ended 02/28/14	8.52	0.18	0.55	0.73	(0.24)	(0.10)	(0.34)	8.91		8.77	23,448	0.85	(d)	0.85	(d)	4.06	(d)	28
Year ended 08/31/13	8.96	0.39	(0.30)	0.09	(0.53)	—	(0.53)	8.52		0.85	23,565	0.94		0.95		4.32		63
Year ended 08/31/12	8.38	0.44	0.57	1.01	(0.43)	—	(0.43)	8.96	(e)	12.63	30,076	0.98		0.98		5.15		49
Year ended 08/31/11	7.76	0.35	0.61	0.96	(0.34)	—	(0.34)	8.38		12.52	35,777	0.96		0.96		4.17		101
Year ended 08/31/10	6.62	0.32	1.13	1.45	(0.31)	—	(0.31)	7.76		22.27	37,711	0.92		0.93		4.38		77
Year ended 08/31/09	8.39	0.31	(1.77)	(1.46)	(0.31)	—	(0.31)	6.62		(16.75)	33,753	1.11		1.12		5.45		59
Class R6
Six months ended 02/28/14	8.52	0.18	0.56	0.74	(0.24)	(0.10)	(0.34)	8.92		8.93	60	0.85	(d)	0.85	(d)	4.06	(d)	28
Year ended 08/31/13(f)	8.98	0.38	(0.41)	(0.03)	(0.43)	—	(0.43)	8.52		(0.49)	60	0.86	(g)	0.87	(g)	4.40	(g)	63

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $629,177, $1,788, $111,959, $271,523, $24,585 and $58 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(f)	Commencement date of October 3, 2008 for Class Y shares and September 24, 2012 for Class R6 shares.
(g)	Annualized.

19                         Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,087.10	$6.47	$1,018.60	$6.26	1.25%
B	1,000.00	1,081.90	10.32	1,014.88	9.99	2.00
C	1,000.00	1,083.10	10.33	1,014.88	9.99	2.00
Y	1,000.00	1,087.40	5.18	1,019.84	5.01	1.00
R5	1,000.00	1,087.70	4.40	1,020.58	4.26	0.85
R6	1,000.00	1,089.30	4.40	1,020.58	4.26	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Global Real Estate Income Fund

Distribution Notice

Form 1099-DIV for 2013 reported distributions for federal income tax purposes. The Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. This Notice is sent to comply with certain Securities and Exchange Commission requirements.

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December 2013. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis and as noted above are not being provided for tax reporting purposes.

During the month of December 2013, the Fund declared a quarterly distribution, which was payable to shareholders on December 13, 2013. This distribution, determined in accordance with generally accepted accounting principles, is estimated to be from the following sources: (1) $0.0869 (Class A), $0.0702 (Class B), $0.0702 (Class C), $0.0938 (Class R5), $0.0957 (Class R6), and $0.0918 (Class Y) per share from net investment income; and (2) $0.1024 per share gain from sale of securities, and (3) $0.0443 (Class A), $0.0443 (Class B), $0.0443 (Class C), $0.0443 (Class R5), $0.0443 (Class R6), and $0.0443 (Class Y) per share from return of principal.

21                         Invesco Global Real Estate Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	GREI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Invesco Low Volatility Equity Yield Fund
Nasdaq:
A: SCAUX ■ B: SBCUX ■ C: SCCUX ■ R: SCRUX ■ Y: SCAYX Investor: SCNUX ■ R5: SCIUX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

17	Financial Highlights

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.10%
Class B Shares	10.82
Class C Shares	10.74
Class R Shares	11.01
Class Y Shares	11.30
Investor Class Shares	11.17
Class R5 Shares	11.35
S&P 500 Index▼ (Broad Market Index)	15.07
Russell 1000 Index■ (Style-Specific Index)	15.67
Lipper Equity Income Index¿ (Peer Group Index)	12.23

Source(s): ▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

       ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000 Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Equity Income Index is an unmanaged Index considered representative of equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Low Volatility Equity Yield Fund

Average Annual Total Returns As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.30%
5 Years	18.40
1 Year	14.90

Class B Shares
Inception (3/31/06)	4.30%
5 Years	18.62
1 Year	15.76

Class C Shares
Inception (3/31/06)	4.26%
5 Years	18.75
1 Year	19.56

Class R Shares
Inception (3/31/06)	4.80%
5 Years	19.43
1 Year	21.27

Class Y Shares
Inception	5.25%
5 Years	19.99
1 Year	21.89

Investor Class Shares
Inception	5.07%
5 Years	19.70
1 Year	21.62

Class R5 Shares
Inception (3/31/06)	5.36%
5 Years	20.05
1 Year	22.06

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Investor Class shares incepted on April 25, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.29%
5 Years	13.34
1 Year	20.41

Class B Shares
Inception (3/31/06)	4.30%
5 Years	13.55
1 Year	21.55

Class C Shares
Inception (3/31/06)	4.26%
5 Years	13.72
1 Year	25.34

Class R Shares
Inception (3/31/06)	4.81%
5 Years	14.35
1 Year	27.07

Class Y Shares
Inception	5.25%
5 Years	14.93
1 Year	27.71

Investor Class Shares
Inception	5.07%
5 Years	14.62
1 Year	27.43

Class R5 Shares
Inception (3/31/06)	5.36%
5 Years	14.95
1 Year	27.89

distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares was 1.18%, 1.93%, 1.93%, 1.43%, 0.93%, 1.18% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3                         Invesco Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Low Volatility Equity Yield Fund

Schedule of Investments(a)

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.15%
Aerospace & Defense–6.05%
Alliant Techsystems Inc.	8,200	$1,105,278
Exelis Inc.	26,300	537,309
Lockheed Martin Corp.	38,800	6,297,240
Northrop Grumman Corp.	50,500	6,112,015
Raytheon Co.	67,200	6,579,552
		20,631,394

Agricultural Products–1.43%
Archer-Daniels-Midland Co.	119,700	4,859,820

Apparel Retail–0.50%
Guess?, Inc.	56,000	1,699,040

Automotive Retail–0.14%
Murphy USA Inc.(b)	12,000	486,720

Biotechnology–1.78%
PDL BioPharma Inc.	210,900	1,807,413
United Therapeutics Corp.(b)	41,900	4,249,498
		6,056,911

Broadcasting–0.15%
CTC Media, Inc.	48,200	508,992

Building Products–0.16%
Allegion PLC(b)	10,200	554,370

Commercial Printing–0.94%
R. R. Donnelley & Sons Co.	166,600	3,187,058

Communications Equipment–1.69%
Cisco Systems, Inc.	263,700	5,748,660

Computer & Electronics Retail–3.02%
Best Buy Co., Inc.	200,700	5,344,641
GameStop Corp.–Class A	132,400	4,939,844
		10,284,485

Computer Hardware–1.92%
Hewlett-Packard Co.	219,300	6,552,684

Computer Storage & Peripherals–2.60%
Lexmark International, Inc.–Class A	86,500	3,645,110
NetApp, Inc.	128,900	5,208,849
		8,853,959

Consumer Electronics–1.12%
Garmin Ltd.	70,900	3,804,494

Data Processing & Outsourced Services–1.73%
Computer Sciences Corp.	14,300	903,760
Western Union Co. (The)	298,000	4,985,540
		5,889,300

	Shares	Value
Diversified REIT’s–0.37%
Lexington Realty Trust	110,100	$1,256,241

Electric Utilities–7.15%
American Electric Power Co., Inc.	43,300	2,173,660
Edison International	71,100	3,723,507
Entergy Corp.	79,600	5,080,072
Exelon Corp.	84,000	2,554,440
FirstEnergy Corp.	150,300	4,626,234
Generac Holdings, Inc.	17,500	996,975
PPL Corp.	161,100	5,201,919
		24,356,807

Fertilizers & Agricultural Chemicals–0.10%
Scotts Miracle–Gro Co. (The)–Class A	6,000	342,660

Health Care Distributors–1.59%
AmerisourceBergen Corp.	3,500	237,475
Cardinal Health, Inc.	72,400	5,178,772
		5,416,247

Health Care Services–0.47%
Omnicare, Inc.	27,000	1,590,300

Home Entertainment Software–0.36%
Activision Blizzard, Inc.	63,800	1,234,530

Hypermarkets & Super Centers–1.41%
Wal-Mart Stores, Inc.	64,400	4,810,680

Integrated Oil & Gas–1.42%
Suncor Energy, Inc. (Canada)	146,800	4,850,272

Integrated Telecommunication Services–4.99%
AT&T Inc.	186,000	5,938,980
BCE Inc. (Canada)	25,500	1,111,800
CenturyLink Inc.	163,400	5,107,884
Windstream Holdings Inc.	606,000	4,860,120
		17,018,784

IT Consulting & Other Services–0.26%
Amdocs Ltd.	14,700	653,856
Booz Allen Hamilton Holding Corp.	11,100	233,433
		887,289

Life & Health Insurance–0.13%
Lincoln National Corp.	4,600	230,598
StanCorp Financial Group, Inc.	3,100	205,158
		435,756

Managed Health Care–2.84%
Humana Inc.	25,700	2,890,222
UnitedHealth Group Inc.	68,700	5,308,449
WellPoint, Inc.	16,500	1,494,735
		9,693,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Low Volatility Equity Yield Fund

	Shares	Value
Mortgage REIT’s–4.11%
Annaly Capital Management Inc.	509,900	$5,700,682
CYS Investments, Inc.	175,600	1,545,280
MFA Financial, Inc.	364,800	2,867,328
Starwood Property Trust, Inc.	162,700	3,908,054
		14,021,344

Movies & Entertainment–0.41%
Live Nation Entertainment, Inc.(b)	17,400	394,806
Regal Entertainment Group–Class A	54,700	1,006,480
		1,401,286

Multi-Line Insurance–0.23%
Assurant, Inc.	11,900	780,997

Multi-Utilities–3.12%
Ameren Corp.	73,100	2,953,971
Integrys Energy Group, Inc.	4,200	240,534
Public Service Enterprise Group Inc.	154,300	5,656,638
TECO Energy, Inc.	95,600	1,604,168
Vectren Corp.	4,600	176,962
		10,632,273

Office REIT’s–0.43%
Piedmont Office Realty Trust Inc.–Class A	84,300	1,456,704

Office Services & Supplies–1.69%
Pitney Bowes Inc.	225,800	5,746,610

Oil & Gas Drilling–2.91%
Diamond Offshore Drilling, Inc.	90,600	4,285,380
Patterson–UTI Energy, Inc.	38,400	1,117,824
Seadrill Ltd. (Norway)	122,300	4,520,208
		9,923,412

Oil & Gas Exploration & Production–5.27%
Baytex Energy Corp. (Canada)	14,500	528,090
Chesapeake Energy Corp.	133,500	3,458,985
ConocoPhillips	78,300	5,206,950
Encana Corp. (Canada)	280,600	5,325,788
Enerplus Corp. (Canada)	49,700	985,054
Gran Tierra Energy, Inc. (Canada)(b)	21,600	153,144
Pengrowth Energy Corp. (Canada)	117,300	790,602
Penn West Petroleum Ltd. (Canada)	185,500	1,524,810
		17,973,423

Oil & Gas Refining & Marketing–1.92%
CVR Energy, Inc.	66,900	2,632,515
Western Refining, Inc.	106,900	3,896,505
		6,529,020

Packaged Foods & Meats–0.87%
General Mills, Inc.	25,700	1,285,771
Tyson Foods, Inc.–Class A	42,400	1,672,680
		2,958,451

Paper Products–0.28%
Domtar Corp.	8,600	952,708

	Shares	Value
Pharmaceuticals–6.23%
Eli Lilly and Co.	81,400	$4,852,254
Johnson & Johnson	54,500	5,020,540
Mallinckrodt PLC(b)	10,800	731,052
Merck & Co., Inc.	71,500	4,074,785
Pfizer Inc.	203,700	6,540,807
		21,219,438

Property & Casualty Insurance–0.05%
Old Republic International Corp.	10,800	168,048

Publishing–0.17%
News Corp.–Class A(b)	31,800	582,894

Reinsurance–1.81%
Everest Re Group, Ltd.	16,650	2,484,846
PartnerRe Ltd.	35,500	3,510,240
Validus Holdings, Ltd.	4,700	173,007
		6,168,093

Residential REIT’s–0.26%
Starwood Waypoint Residential Trust(b)	32,540	882,159

Retail REIT’s–0.69%
Kimco Realty Corp.	40,000	890,400
Retail Properties of America, Inc.–Class A	105,200	1,466,488
		2,356,888

Semiconductors–5.34%
Intel Corp.	212,500	5,261,500
Marvell Technology Group Ltd.	422,400	6,458,496
NVIDIA Corp.	352,400	6,477,112
		18,197,108

Soft Drinks–1.39%
PepsiCo, Inc.	59,200	4,740,144

Specialized REIT’s–4.93%
Extra Space Storage Inc.	3,400	166,940
Geo Group Inc. (The)	57,500	1,853,225
Hospitality Properties Trust	71,200	1,886,800
National Health Investors, Inc.	14,600	900,820
Omega Healthcare Investors, Inc.	98,300	3,141,668
Potlatch Corp	19,200	761,088
Public Storage	29,550	4,993,950
RLJ Lodging Trust	42,500	1,104,575
Senior Housing Properties Trust	90,000	2,007,000
		16,816,066

Specialty Stores–1.42%
Staples, Inc.	356,500	4,844,835

Systems Software–3.22%
CA, Inc.	163,900	5,490,650
Microsoft Corp.	134,700	5,160,357
Symantec Corp.	15,300	328,644
		10,979,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Low Volatility Equity Yield Fund

	Shares	Value
Thrifts & Mortgage Finance–1.34%
New York Community Bancorp, Inc.	286,300	$4,575,073

Tobacco–4.74%
Altria Group, Inc.	142,800	5,177,928
Lorillard, Inc.	117,500	5,764,550
Reynolds American Inc.	102,500	5,210,075
		16,152,553
Total Common Stocks & Other Equity Interests (Cost $304,310,862)		331,070,037

	Principal Amount
U.S. Treasury Bills–0.19%
0.03%, 03/13/14 (Cost $649,992)(c)(d)	$650,000	650,000

	Shares	Value
Money Market Funds–2.49%
Liquid Assets Portfolio–Institutional Class(e)	4,242,775	$4,242,775
Premier Portfolio–Institutional Class(e)	4,242,775	4,242,775
Total Money Market Funds (Cost $8,485,550)		8,485,550
TOTAL INVESTMENTS–99.83% (Cost $313,446,404)		340,205,587
OTHER ASSETS LESS LIABILITIES–0.17%		581,627
NET ASSETS–100.00%		$340,787,214

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2014

Information Technology	17.1%
Financials	13.8
Health Care	12.9
Energy	11.5
Utilities	10.3
Consumer Staples	9.8
Industrials	9.4
Consumer Discretionary	6.9
Telecommunication Services	5.0
Materials	0.4
U.S. Treasury Bills, Plus Money Market Funds, Plus Other Assets Less Liabilities	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $304,960,854)	$331,720,037
Investments in affiliated money market funds, at value and cost	8,485,550
Total investments, at value (Cost $313,446,404)	340,205,587
Receivable for:
Variation margin	18,471
Fund shares sold	111,910
Dividends	1,030,246
Investment for trustee deferred compensation and retirement plans	227,033
Other assets	59,472
Total assets	341,652,719

Liabilities:
Payable for:
Fund shares reacquired	370,147
Accrued fees to affiliates	184,375
Accrued trustees’ and officers’ fees and benefits	3,536
Accrued other operating expenses	56,060
Trustee deferred compensation and retirement plans	251,387
Total liabilities	865,505
Net assets applicable to shares outstanding	$340,787,214

Net assets consist of:
Shares of beneficial interest	$344,230,691
Undistributed net investment income	4,168,116
Undistributed net realized gain (loss)	(34,617,333)
Net unrealized appreciation	27,005,740
$340,787,214

Net Assets:
Class A	$209,142,737
Class B	$12,880,535
Class C	$38,725,918
Class R	$190,863
Class Y	$4,312,233
Investor Class	$61,405,269
Class R5	$14,129,659

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	19,430,917
Class B	1,213,277
Class C	3,655,882
Class R	17,817
Class Y	398,902
Investor Class	5,687,516
Class R5	1,305,578
Class A:
Net asset value per share	$10.76
Maximum offering price per share
(Net asset value of $10.76 ÷ 94.50%)	$11.39
Class B:
Net asset value and offering price per share	$10.62
Class C:
Net asset value and offering price per share	$10.59
Class R:
Net asset value and offering price per share	$10.71
Class Y:
Net asset value and offering price per share	$10.81
Investor Class:
Net asset value and offering price per share	$10.80
Class R5:
Net asset value and offering price per share	$10.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $22,935)	$7,134,548
Dividends from affiliated money market funds	1,842
Total investment income	7,136,390

Expenses:
Advisory fees	997,296
Administrative services fees	53,529
Custodian fees	9,157
Distribution fees:
Class A	255,877
Class B	65,845
Class C	190,339
Class R	542
Investor Class	77,609
Transfer agent fees — A, B, C, R, Y and Investor	258,713
Transfer agent fees — R5	4,167
Trustees’ and officers’ fees and benefits	21,813
Other	92,350
Total expenses	2,027,237
Less: Fees waived and expense offset arrangement(s)	(6,476)
Net expenses	2,020,761
Net investment income	5,115,629

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	32,719,382
Futures contracts	828,471
33,547,853
Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,463,371)
Futures contracts	404,313
(3,059,058)
Net realized and unrealized gain	30,488,795
Net increase in net assets resulting from operations	$35,604,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income	$5,115,629	$4,063,726
Net realized gain	33,547,853	80,098,018
Change in net unrealized appreciation (depreciation)	(3,059,058)	(33,342,112)
Net increase in net assets resulting from operations	35,604,424	50,819,632

Distributions to shareholders from net investment income:
Class A	(2,832,994)	(2,404,575)
Class B	(134,687)	(47,545)
Class C	(385,479)	(119,396)
Class R	(2,650)	(8,911)
Class Y	(64,560)	(68,486)
Investor Class	(874,363)	(773,952)
Class R5	(210,806)	(185,733)
Total distributions from net investment income	(4,505,539)	(3,608,598)

Distributions to shareholders from net realized gains:
Class A	(3,264,832)	—
Class B	(212,477)	—
Class C	(616,876)	—
Class R	(3,433)	—
Class Y	(68,026)	—
Investor Class	(956,050)	—
Class R5	(215,652)	—
Total distributions from net realized gains	(5,337,346)	—

Share transactions–net:
Class A	(6,102,591)	(27,233,949)
Class B	(1,409,854)	(5,795,678)
Class C	(1,489,801)	(9,320,625)
Class R	(25,475)	(905,829)
Class Y	(200,373)	(690,831)
Investor Class	(7,857,979)	(8,125,971)
Class R5	93,815	(33,993)
Net increase (decrease) in net assets resulting from share transactions	(16,992,258)	(52,106,876)
Net increase (decrease) in net assets	8,769,281	(4,895,842)

Net assets:
Beginning of period	332,017,933	336,913,775
End of period (includes undistributed net investment income of $4,168,116 and $3,558,026, respectively)	$340,787,214	$332,017,933

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is income and long-term growth of capital.

10                         Invesco Low Volatility Equity Yield Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11                         Invesco Low Volatility Equity Yield Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

12                         Invesco Low Volatility Equity Yield Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.60%
Next $250 million	0.575%
Next $500 million	0.55%
Next $1.5 billion	0.525%
Next $2.5 billion	0.50%
Next $2.5 billion	0.475%
Next $2.5 billion	0.45%
Over $10 billion	0.425%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2014, the Adviser waived advisory fees of $5,551.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $6,915 in front-end sales commissions from the sale of Class A shares and $5, $3,363 and $340 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Low Volatility Equity Yield Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$339,555,587	$—	$—	$339,555,587
U.S. Treasury Securities	—	650,000	—	650,000
	339,555,587	650,000	—	340,205,587
Futures*	246,557	—	—	246,557
Total Investments	$339,802,144	$650,000	$—	$340,452,144

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Market risk
Futures contracts(a)	$246,557	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures*
Realized Gain
Market risk	$828,471
Change in Unrealized Appreciation
Market risk	404,313
Total	$1,232,784

*	The average notional value of futures contracts outstanding during the period was $8,272,544, respectively.

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	94	March-2014	$8,730,720	$246,557

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting

14                         Invesco Low Volatility Equity Yield Fund

arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 28, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$246,557	$—	$246,557	$—	$—	$246,557

*	Includes cumulative appreciation of futures contracts.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $925.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$33,513,732	$—	$33,513,732
August 31, 2018	33,897,876	—	33,897,876
Total capital loss carryforward	$67,411,608	$—	$67,411,608

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

15                         Invesco Low Volatility Equity Yield Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $178,753,672 and $200,849,915, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$34,776,170
Aggregate unrealized (depreciation) of investment securities	(8,923,109)
Net unrealized appreciation of investment securities	$25,853,061

Cost of investments for tax purposes is $314,352,526.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	330,069	$3,457,864	791,263	$7,509,498
Class B	5,699	59,411	27,394	256,786
Class C	137,231	1,416,493	224,308	2,102,551
Class R	4,070	41,913	47,129	407,001
Class Y	58,790	617,671	124,611	1,160,536
Investor Class	280,285	2,913,388	598,412	5,620,041
Class R5	19,176	203,019	251,033	2,499,070

Issued as reinvestment of dividends:
Class A	537,362	5,518,706	248,581	2,142,768
Class B	29,007	294,190	4,655	39,806
Class C	81,894	828,932	10,631	90,790
Class R	552	5,638	1,023	8,795
Class Y	9,933	102,410	6,167	53,284
Investor Class	172,395	1,776,093	87,128	753,658
Class R5	41,269	425,897	21,468	185,483

Automatic conversion of Class B shares to Class A shares:
Class A	73,429	772,319	218,167	2,029,866
Class B	(74,408)	(772,319)	(220,775)	(2,029,866)

Reacquired:
Class A	(1,514,944)	(15,851,480)	(4,206,505)	(38,916,081)
Class B	(96,815)	(991,136)	(444,734)	(4,062,404)
Class C	(363,833)	(3,735,226)	(1,269,208)	(11,513,966)
Class R	(6,937)	(73,026)	(151,067)	(1,321,625)
Class Y	(87,891)	(920,454)	(203,050)	(1,904,651)
Investor Class	(1,196,141)	(12,547,460)	(1,540,011)	(14,499,670)
Class R5	(50,502)	(535,101)	(285,481)	(2,718,546)
Net increase (decrease) in share activity	(1,610,310)	$(16,992,258)	(5,658,861)	$(52,106,876)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Low Volatility Equity Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/14	$9.98	$0.16	$0.93	$1.09	$(0.14)	$(0.17)	$(0.31)	$10.76	11.10%	$209,143	1.11	%(d)	1.11	%(d)	3.14	%(d)	54%
Year ended 08/31/13	8.66	0.12	1.31	1.43	(0.11)	—	(0.11)	9.98	16.71	199,636	1.18		1.18		1.31		107
Year ended 08/31/12	7.34	0.09	1.27	1.36	(0.04)	—	(0.04)	8.66	18.54	198,831	1.03		1.23		1.10		45
Year ended 08/31/11	6.29	0.07	1.06	1.13	(0.08)	—	(0.08)	7.34	18.00	204,311	1.00		1.22		0.90		125
Year ended 08/31/10	6.47	0.06	(0.12)	(0.06)	(0.12)	—	(0.12)	6.29	(1.07)	1,265	1.00		1.31		0.93		71
Year ended 08/31/09	9.89	0.11	(2.16)	(2.05)	(0.07)	(1.30)	(1.37)	6.47	(18.66)	1,618	0.66		1.29		1.85		77
Class B
Six months ended 02/28/14	9.84	0.12	0.93	1.05	(0.10)	(0.17)	(0.27)	10.62	10.82	12,881	1.86	(d)	1.86	(d)	2.39	(d)	54
Year ended 08/31/13	8.53	0.05	1.29	1.34	(0.03)	—	(0.03)	9.84	15.72	13,288	1.93		1.93		0.56		107
Year ended 08/31/12	7.26	0.03	1.26	1.29	(0.02)	—	(0.02)	8.53	17.75	16,913	1.78		1.98		0.35		45
Year ended 08/31/11	6.22	0.01	1.06	1.07	(0.03)	—	(0.03)	7.26	17.15	20,750	1.75		1.97		0.15		125
Year ended 08/31/10	6.37	0.01	(0.13)	(0.12)	(0.03)	—	(0.03)	6.22	(1.85)	173	1.75		2.06		0.18		71
Year ended 08/31/09	9.79	0.06	(2.13)	(2.07)	(0.05)	(1.30)	(1.35)	6.37	(19.10)	211	1.41		2.04		1.10		77
Class C
Six months ended 02/28/14	9.82	0.12	0.92	1.04	(0.10)	(0.17)	(0.27)	10.59	10.74	38,726	1.86	(d)	1.86	(d)	2.39	(d)	54
Year ended 08/31/13	8.51	0.05	1.29	1.34	(0.03)	—	(0.03)	9.82	15.75	37,335	1.93		1.93		0.56		107
Year ended 08/31/12	7.25	0.03	1.25	1.28	(0.02)	—	(0.02)	8.51	17.64	41,148	1.78		1.98		0.35		45
Year ended 08/31/11	6.22	0.01	1.05	1.06	(0.03)	—	(0.03)	7.25	16.99	48,592	1.75		1.97		0.15		125
Year ended 08/31/10	6.37	0.01	(0.13)	(0.12)	(0.03)	—	(0.03)	6.22	(1.85)	219	1.75		2.06		0.18		71
Year ended 08/31/09	9.79	0.06	(2.13)	(2.07)	(0.05)	(1.30)	(1.35)	6.37	(19.10)	254	1.41		2.04		1.10		77
Class R
Six months ended 02/28/14	9.93	0.15	0.93	1.08	(0.13)	(0.17)	(0.30)	10.71	11.01	191	1.36	(d)	1.36	(d)	2.89	(d)	54
Year ended 08/31/13	8.61	0.10	1.30	1.40	(0.08)	—	(0.08)	9.93	16.37	200	1.43		1.43		1.06		107
Year ended 08/31/12	7.31	0.07	1.26	1.33	(0.03)	—	(0.03)	8.61	18.24	1,059	1.28		1.48		0.85		45
Year ended 08/31/11	6.27	0.05	1.06	1.11	(0.07)	—	(0.07)	7.31	17.68	1,300	1.25		1.47		0.65		125
Year ended 08/31/10	6.45	0.05	(0.12)	(0.07)	(0.11)	—	(0.11)	6.27	(1.30)	1,335	1.25		1.56		0.68		71
Year ended 08/31/09	9.86	0.10	(2.15)	(2.05)	(0.06)	(1.30)	(1.36)	6.45	(18.70)	77	0.91		1.54		1.60		77
Class Y
Six months ended 02/28/14	10.02	0.18	0.94	1.12	(0.16)	(0.17)	(0.33)	10.81	11.30	4,312	0.86	(d)	0.86	(d)	3.39	(d)	54
Year ended 08/31/13	8.71	0.15	1.30	1.45	(0.14)	—	(0.14)	10.02	16.90	4,189	0.93		0.93		1.56		107
Year ended 08/31/12	7.37	0.11	1.27	1.38	(0.04)	—	(0.04)	8.71	18.89	4,269	0.78		0.98		1.35		45
Year ended 08/31/11	6.32	0.09	1.06	1.15	(0.10)	—	(0.10)	7.37	18.24	3,846	0.75		0.97		1.15		125
Year ended 08/31/10	6.50	0.08	(0.13)	(0.05)	(0.13)	—	(0.13)	6.32	(0.85)	142	0.75		1.06		1.18		71
Year ended 08/31/09(e)	8.29	0.12	(0.54)	(0.42)	(0.07)	(1.30)	(1.37)	6.50	(2.50)	211	0.43	(f)	1.07	(f)	2.08	(f)	77
Investor Class
Six months ended 02/28/14	10.01	0.16	0.94	1.10	(0.14)	(0.17)	(0.31)	10.80	11.17	61,405	1.11	(d)	1.11	(d)	3.14	(d)	54
Year ended 08/31/13	8.69	0.12	1.31	1.43	(0.11)	—	(0.11)	10.01	16.65	64,369	1.18		1.18		1.31		107
Year ended 08/31/12	7.36	0.09	1.28	1.37	(0.04)	—	(0.04)	8.69	18.63	63,296	1.03		1.23		1.10		45
Year ended 08/31/11	6.32	0.07	1.05	1.12	(0.08)	—	(0.08)	7.36	17.76	63,890	1.00		1.22		0.90		125
Year ended 08/31/10	6.50	0.06	(0.12)	(0.06)	(0.12)	—	(0.12)	6.32	(1.07)	69,635	1.00		1.31		0.93		71
Year ended 08/31/09	9.90	0.12	(2.15)	(2.03)	(0.07)	(1.30)	(1.37)	6.50	(18.43)	88,674	0.66		1.29		1.85		77
Class R5
Six months ended 02/28/14	10.03	0.18	0.94	1.12	(0.16)	(0.17)	(0.33)	10.82	11.35	14,130	0.76	(d)	0.76	(d)	3.49	(d)	54
Year ended 08/31/13	8.71	0.16	1.31	1.47	(0.15)	—	(0.15)	10.03	17.12	13,000	0.76		0.76		1.73		107
Year ended 08/31/12	7.37	0.11	1.28	1.39	(0.05)	—	(0.05)	8.71	18.90	11,397	0.76		0.77		1.37		45
Year ended 08/31/11	6.32	0.09	1.06	1.15	(0.10)	—	(0.10)	7.37	18.24	11,645	0.74		0.77		1.18		125
Year ended 08/31/10	6.50	0.08	(0.12)	(0.04)	(0.14)	—	(0.14)	6.32	(0.83)	11,793	0.75		0.91		1.18		71
Year ended 08/31/09	9.91	0.13	(2.16)	(2.03)	(0.08)	(1.30)	(1.38)	6.50	(18.32)	22,128	0.41		0.89		2.10		77

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $286,080,448 and sold of $155,521,831 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Select Equity Fund and Invesco Van Kampen Equity Premium Income Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $206,398, $13,278, $38,383, $218, $4,314, $62,602 and $13,697 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 shares, respectively.
(e)	Commencement date of October 03, 2008 for Class Y shares.
(f)	Annualized.

17                         Invesco Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,111.00	$5.81	$1,019.29	$5.56	1.11%
B	1,000.00	1,108.20	9.72	1,015.57	9.30	1.86
C	1,000.00	1,107.40	9.72	1,015.57	9.30	1.86
R	1,000.00	1,110.10	7.12	1,018.05	6.80	1.36
Y	1,000.00	1,113.00	4.51	1,020.53	4.31	0.86
Investor	1,000.00	1,111.70	5.81	1,019.29	5.56	1.11
R5	1,000.00	1,113.50	3.98	1,021.03	3.81	0.76

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Low Volatility Equity Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	LVEY-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Invesco American Franchise Fund

Nasdaq:

A: VAFAX  ■  B: VAFBX  ■  C: VAFCX  ■  R:  VAFRX  ■  Y: VAFIX

■  R5: VAFNX  ■  R6:  VAFFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

18	Financial Highlights

19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.22%
Class B Shares	22.23
Class C Shares	21.72
Class R Shares	22.02
Class Y Shares	22.37
Class R5 Shares	22.46
Class R6 Shares	22.43
S&P 500 Index‚ (Broad Market Index)	15.07
Russell 1000 Growth Index■ (Style-Specific Index)	17.84
Lipper Large-Cap Growth Funds Index¿ (Peer Group Index)	20.83

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Russell via   FactSet Research Systems Inc.;

¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco American Franchise Fund

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	8.07%
5 Years	21.97
1 Year	30.61

Class B Shares
Inception (6/23/05)	8.20%
5 Years	22.78
1 Year	33.27

Class C Shares
Inception (6/23/05)	7.99%
5 Years	22.52
1 Year	36.12

Class R Shares
Inception	8.50%
5 Years	23.05
1 Year	37.82

Class Y Shares
Inception (6/23/05)	9.02%
5 Years	23.66
1 Year	38.53

Class R5 Shares
Inception	8.93%
5 Years	23.66
1 Year	38.67

Class R6 Shares
Inception	8.85%
5 Years	23.52
1 Year	38.83

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (renamed Invesco American Franchise Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco American Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	7.90%
5 Years	17.23
1 Year	31.98

Class B Shares
Inception (6/23/05)	8.03%
5 Years	17.92
1 Year	34.70

Class C Shares
Inception (6/23/05)	7.84%
5 Years	17.72
1 Year	37.65

Class R Shares
Inception	8.35%
5 Years	18.27
1 Year	39.41

Class Y Shares
Inception (6/23/05)	8.86%
5 Years	18.81
1 Year	40.09

Class R5 Shares
Inception	8.76%
5 Years	18.82
1 Year	40.16

Class R6 Shares
Inception	8.69%
5 Years	18.70
1 Year	40.40

    Class R5 shares incepted on December 22, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.14%, 1.14%, 1.89%, 1.39%, 0.89%, 0.75% and 0.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses for Class B shares in the past, performance would have been lower.

3                Invesco American Franchise Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco American Franchise Fund

Schedule of Investments(a)

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.56%
Aerospace & Defense–4.47%
B/E Aerospace, Inc.(b)	1,089,490	$91,789,533
Honeywell International Inc.	1,553,087	146,673,536
Precision Castparts Corp.	537,878	138,707,979
United Technologies Corp.	656,566	76,831,353
		454,002,401

Apparel Retail–0.57%
Gap, Inc. (The)	1,310,992	57,355,900

Apparel, Accessories & Luxury Goods–1.90%
Michael Kors Holdings Ltd.(b)	1,297,330	127,177,260
PVH Corp.	515,442	65,167,332
		192,344,592

Application Software–2.46%
Salesforce.com, Inc.(b)	3,357,789	209,425,300
Splunk, Inc.(b)	437,175	40,547,981
		249,973,281

Automobile Manufacturers–1.29%
General Motors Co.	3,622,262	131,125,884

Biotechnology–10.56%
Alkermes PLC(b)	1,748,765	85,112,393
Amgen Inc.	875,240	108,547,265
Biogen Idec Inc.(b)	389,381	132,654,319
Celgene Corp.(b)	1,601,973	257,517,160
Gilead Sciences, Inc.(b)	5,893,850	487,951,841
		1,071,782,978

Brewers–1.05%
Anheuser–Busch InBev N.V.–ADR (Belgium)	1,014,698	106,147,558

Broadcasting–1.15%
CBS Corp.–Class B	1,741,538	116,822,369

Cable & Satellite–7.32%
Comcast Corp.–Class A	1,446,256	74,756,972
DIRECTV(b)	1,018,155	79,008,828
DISH Network Corp.–Class A(b)	7,921,501	466,101,119
Time Warner Cable Inc.	874,165	122,689,058
		742,555,977

Casinos & Gaming–1.12%
Las Vegas Sands Corp.	1,330,744	113,445,926

Communications Equipment–2.29%
F5 Networks, Inc.(b)	815,332	91,594,397
QUALCOMM, Inc.	1,864,658	140,390,101
		231,984,498

	Shares	Value
Computer Hardware–5.18%
3D Systems Corp.(b)(c)	562,231	$42,707,067
Apple Inc.	918,219	483,203,566
		525,910,633

Construction & Engineering–2.86%
Fluor Corp.	1,213,109	94,246,438
Foster Wheeler AG (Switzerland)(b)	3,164,172	101,633,205
Jacobs Engineering Group, Inc.(b)	1,547,862	93,877,830
		289,757,473

Consumer Electronics–0.75%
Harman International Industries, Inc.	722,845	75,703,557

Data Processing & Outsourced Services–2.82%
MasterCard, Inc.–Class A	1,496,011	116,269,975
Visa Inc.–Class A	753,373	170,217,096
		286,487,071

Drug Retail–1.02%
CVS Caremark Corp.	1,418,000	103,712,520

Electrical Components & Equipment–0.88%
Roper Industries, Inc.	660,226	89,539,850

Fertilizers & Agricultural Chemicals–0.89%
Monsanto Co.	817,274	89,916,486

General Merchandise Stores–0.91%
Dollar General Corp.(b)	1,546,058	92,608,874

Health Care Facilities–0.93%
HCA Holdings, Inc.(b)	1,845,091	94,468,659

Home Entertainment Software–0.81%
Electronic Arts Inc.(b)	1,802,728	51,539,993
Nintendo Co., Ltd. (Japan)	246,130	30,364,176
		81,904,169

Home Improvement Retail–2.63%
Lowe's Cos., Inc.	5,326,737	266,496,652

Household Appliances–0.98%
Whirlpool Corp.	686,528	99,292,545

Industrial Machinery–1.79%
Flowserve Corp.	1,236,550	100,420,225
Ingersoll–Rand PLC	1,324,470	80,978,096
		181,398,321

Insurance Brokers–1.25%
Aon PLC (United Kingdom)	1,486,792	127,269,395

Internet Retail–5.11%
Amazon.com, Inc.(b)	642,936	232,807,125
Priceline.com Inc.(b)	174,874	235,877,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco American Franchise Fund

	Shares	Value
Internet Retail–(continued)
TripAdvisor Inc.(b)	493,761	$49,494,603
		518,178,774

Internet Software & Services–12.62%
Baidu, Inc.–ADR (China)(b)	292,075	49,924,380
Facebook Inc.–Class A(b)	8,430,445	577,148,265
Google Inc.–Class A(b)	500,231	608,105,815
LinkedIn Corp.–Class A(b)	222,756	45,451,134
		1,280,629,594

Investment Banking & Brokerage–0.30%
Morgan Stanley	993,811	30,609,379

IT Consulting & Other Services–1.22%
Cognizant Technology Solutions Corp.–Class A(b)	1,191,171	123,953,254

Life Sciences Tools & Services–0.69%
Thermo Fisher Scientific, Inc.	561,912	69,980,520

Movies & Entertainment–0.74%
Walt Disney Co. (The)	927,251	74,931,153

Oil & Gas Equipment & Services–2.13%
Baker Hughes Inc.	402,996	25,501,587
Schlumberger Ltd.	1,528,229	142,125,297
Weatherford International Ltd.(b)	2,922,826	48,723,509
		216,350,393

Oil & Gas Exploration & Production–1.47%
Anadarko Petroleum Corp.	1,081,221	90,995,559
Pioneer Natural Resources Co.	287,414	57,821,949
		148,817,508

Oil & Gas Refining & Marketing–0.58%
Phillips 66	783,022	58,617,027

Other Diversified Financial Services–1.99%
Citigroup Inc.	4,161,101	202,354,342

Packaged Foods & Meats–1.73%
Mondelez International Inc.–Class A	5,165,886	175,795,101

Pharmaceuticals–3.73%
Actavis PLC(b)	613,586	135,492,060
Bristol–Myers Squibb Co.	1,717,119	92,329,489

	Shares	Value
Pharmaceuticals–(continued)
Johnson & Johnson	609,858	$56,180,119
Pfizer Inc.	2,932,911	94,175,772
		378,177,440

Semiconductor Equipment–0.90%
Applied Materials, Inc.	4,834,933	91,670,330

Semiconductors–1.52%
Altera Corp.	4,250,330	154,329,482

Specialized REIT's–1.10%
American Tower Corp.	1,376,412	112,136,286

Systems Software–1.39%
VMware, Inc.–Class A(b)	1,465,172	140,729,771

Trucking–0.65%
J.B. Hunt Transport Services, Inc.	918,831	66,036,384

Wireless Telecommunication Services–3.81%
Sprint Corp.(b)	44,276,210	386,974,075
Total Common Stocks & Other Equity Interests (Cost $6,682,868,189)		10,102,278,382

Money Market Funds–0.54%
Liquid Assets Portfolio–Institutional Class(d)	27,464,881	27,464,881
Premier Portfolio– Institutional Class(d)	27,464,882	27,464,882
Total Money Market Funds (Cost $54,929,763)		54,929,763
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.10% (Cost $6,737,797,952)		10,157,208,145

Investments Purchased with Cash Collateral from Securities on Loan–0.24%
Money Market Funds–0.24%
Liquid Assets Portfolio–Institutional Class (Cost $24,331,680)(d)(e)	24,331,680	24,331,680
TOTAL INVESTMENTS–100.34% (Cost $6,762,129,632)		10,181,539,825
OTHER ASSETS LESS LIABILITIES–(0.34)%		(34,061,230)
NET ASSETS–100.00%		$10,147,478,595

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco American Franchise Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of February 28, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co	$24,239,140	$(24,239,140)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2014

Information Technology	31.2%
Consumer Discretionary	24.4
Health Care	15.9
Industrials	10.7
Financials	4.7
Energy	4.2
Consumer Staples	3.8
Telecommunication Services	3.8
Materials	0.9
Money Market Funds Plus Other Assets Less Liabilities	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco American Franchise Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $6,682,868,189)*	$10,102,278,382
Investments in affiliated money market funds, at value and cost	79,261,443
Total investments, at value (Cost $6,762,129,632)	10,181,539,825
Receivable for:
Investments sold	79,500,266
Fund shares sold	5,177,392
Dividends	7,244,324
Investment for trustee deferred compensation and retirement plans	2,556,906
Other assets	139,600
Total assets	10,276,158,313

Liabilities:
Payable for:
Investments purchased	86,262,686
Fund shares reacquired	8,970,717
Collateral upon return of securities loaned	24,331,680
Accrued fees to affiliates	5,705,441
Accrued trustees' and officers' fees and benefits	19,823
Accrued other operating expenses	371,854
Trustee deferred compensation and retirement plans	3,017,517
Total liabilities	128,679,718
Net assets applicable to shares outstanding	$10,147,478,595

Net assets consist of:
Shares of beneficial interest	$6,339,327,584
Undistributed net investment income (loss)	(11,396,121)
Undistributed net realized gain	400,134,229
Net unrealized appreciation	3,419,412,903
$10,147,478,595

Net Assets:
Class A	$9,098,111,672
Class B	$289,777,157
Class C	$421,817,173
Class R	$31,437,290
Class Y	$124,079,109
Class R5	$48,989,556
Class R6	$133,266,638

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	524,084,689
Class B	17,079,411
Class C	25,221,901
Class R	1,822,152
Class Y	7,094,218
Class R5	2,806,040
Class R6	7,629,149
Class A:
Net asset value and offering price per share	$17.36
Maximum offering price per share
(Net asset value of $17.36 ÷ 94.50%)	$18.37
Class B:
Net asset value and offering price per share	$16.97
Class C:
Net asset value and offering price per share	$16.72
Class R:
Net asset value and offering price per share	$17.25
Class Y:
Net asset value and offering price per share	$17.49
Class R5:
Net asset value and offering price per share	$17.46
Class R6:
Net asset value and offering price per share	$17.47

*	At February 28, 2014, securities with an aggregate value of $24,239,140 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco American Franchise Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $159,307)	$40,028,909
Dividends from affiliated money market funds (includes securities lending income of $74,254)	100,814
Total investment income	40,129,723

Expenses:
Advisory fees	27,487,487
Administrative services fees	377,911
Custodian fees	80,314
Distribution fees:
Class A	10,368,835
Class B	359,368
Class C	1,931,283
Class R	72,645
Transfer agent fees — A, B, C, R and Y	8,687,800
Transfer agent fees — R5	21,203
Transfer agent fees — R6	1,837
Trustees’ and officers’ fees and benefits	226,147
Other	1,062,140
Total expenses	50,676,970
Less: Fees waived and expense offset arrangement(s)	(100,628)
Net expenses	50,576,342
Net investment income (loss)	(10,446,619)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $4,194,415)	582,388,713
Foreign currencies	(93,065)
582,295,648
Change in net unrealized appreciation of:
Investment securities	1,225,525,753
Foreign currencies	1,274
1,225,527,027
Net realized and unrealized gain	1,807,822,675
Net increase in net assets resulting from operations	$1,797,376,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income (loss)	$(10,446,619)	$8,543,462
Net realized gain	582,295,648	787,954,544
Change in net unrealized appreciation	1,225,527,027	189,234,461
Net increase in net assets resulting from operations	1,797,376,056	985,732,467

Distributions to shareholders from net investment income:
Class A	(8,146,035)	(1,680,357)
Class B	(284,805)	(88,298)
Class Y	(287,210)	(269,635)
Class R5	(126,411)	(655,036)
Class R6	(414,675)	(545,579)
Total distributions from net investment income	(9,259,136)	(3,238,905)

Distributions to shareholders from net realized gains:
Class A	(349,819,062)	—
Class B	(12,230,508)	—
Class C	(16,851,639)	—
Class R	(1,234,648)	—
Class Y	(4,914,966)	—
Class R5	(1,888,689)	—
Class R6	(5,092,450)	—
Total distributions from net realized gains	(392,031,962)	—

Share transactions–net:
Class A	2,433,886,987	(135,809,151)
Class B	19,040,789	(87,558,797)
Class C	93,401,751	(22,109,739)
Class R	7,543,060	(2,317,486)
Class Y	13,727,451	(22,131,891)
Class R5	(120,671,612)	(181,966,427)
Class R6	(96,746)	99,950,199
Net increase (decrease) in net assets resulting from share transactions	2,446,831,680	(351,943,292)
Net increase in net assets	3,842,916,638	630,550,270

Net assets:
Beginning of period	6,304,561,957	5,674,011,687
End of period (includes undistributed net investment income of $(11,396,121) and $8,309,634, respectively)	$10,147,478,595	$6,304,561,957

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to

10                         Invesco American Franchise Fund

contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

11                         Invesco American Franchise Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

12                         Invesco American Franchise Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $550 million	0.62%
Next $3.45 billion	0.60%
Next $250 million	0.595%
Next $2.25 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2014, the Adviser waived advisory fees of $80,757.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

13                         Invesco American Franchise Fund

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

IDI had contractually agreed to limit Rule 12b-1 plan fees on Class B shares to 0.42% of average daily net assets, through December 31, 2014. The Distributor did not waive fees during the period under the expense limitation.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $268,273 in front-end sales commissions from the sale of Class A shares and $2,520, $59,523 and $4,961 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2014, the Fund incurred $42,978 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2014, the Fund engaged in security purchases of $8,992,009 and securities sales of $32,399,438, which resulted in net realized gains of $4,194,415.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $19,871.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To

14                         Invesco American Franchise Fund

compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2015	$2,422,410	$—	$2,422,410
August 31, 2016	49,576,090	—	49,576,090
	$51,998,500	$—	$51,998,500

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $3,131,854,715 and $2,843,840,027, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,421,558,528
Aggregate unrealized (depreciation) of investment securities	(17,297,621)
Net unrealized appreciation of investment securities	$3,404,260,907

Cost of investments for tax purposes is $6,777,278,918.

15                         Invesco American Franchise Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	7,838,881	$128,498,644	9,792,627	$131,507,521
Class B	140,248	2,270,465	136,087	1,766,668
Class C	835,434	13,241,303	1,034,373	13,366,766
Class R	133,381	2,156,827	251,276	3,336,107
Class Y	995,634	16,523,734	1,654,188	22,565,414
Class R5	398,622	6,543,530	1,428,763	19,009,427
Class R6(b)	481,232	8,089,180	13,767,716	181,744,390

Issued as reinvestment of dividends:
Class A	20,978,838	337,759,301	120,687	1,561,209
Class B	779,837	12,274,118	6,819	86,110
Class C	1,015,415	15,779,551	—	—
Class R	77,072	1,233,927	—	—
Class Y	281,452	4,562,336	18,246	230,140
Class R5	124,583	2,014,511	52,093	654,994
Class R6	340,156	5,507,125	43,407	545,579

Issued in connection with acquisitions:(c)(d)
Class A	159,648,030	2,468,502,143	28,493,895	414,344,182
Class B	3,865,089	58,449,775	240,442	3,419,085
Class C	6,095,479	91,112,251	1,148,422	16,170,371
Class R	518,148	7,963,354	100,907	1,459,285
Class Y	969,446	15,095,293	801,793	11,737,602
Class R5	189,764	2,949,334	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	2,081,782	34,506,319	4,333,763	57,758,261
Class B	(2,129,394)	(34,506,319)	(4,429,532)	(57,758,261)

Reacquired:
Class A	(32,697,168)	(535,379,420)	(55,559,122)	(740,980,324)
Class B	(1,216,160)	(19,447,250)	(2,697,669)	(35,072,399)
Class C	(1,686,504)	(26,731,354)	(4,005,957)	(51,646,876)
Class R	(234,531)	(3,811,048)	(532,067)	(7,112,878)
Class Y	(1,340,789)	(22,453,912)	(4,221,766)	(56,665,047)
Class R5	(8,074,395)	(132,178,987)	(15,318,838)	(201,630,848)
Class R6	(832,437)	(13,693,051)	(6,170,925)	(82,339,770)
Net increase (decrease) in share activity	159,577,145	$2,446,831,680	(29,510,372)	$(351,943,292)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 15% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.
(c)	As of the opening of business on July 15, 2013, the Fund acquired all the net assets of Invesco Leisure Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund and by the shareholders of the Target Fund on April 24, 2013. The acquisition was accomplished by a tax-free exchange of 30,785,459 shares of the Fund for 10,245,465 shares outstanding of the Target Fund as of the close of business on July 12, 2013. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, July 12, 2013. The Target Fund’s net assets as of the close of business on July 12, 2013 of $447,130,525, including $168,476,621 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $5,828,287,238 and $6,275,415,763 immediately after the acquisition.

16                         Invesco American Franchise Fund

The pro forma results of operations for the year ended August 31, 2013 assuming the reorganization had been completed on September 1, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$8,281,484
Net realized/unrealized gains	1,210,553,562
Change in net assets resulting from operations	$1,218,835,046

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since July 15, 2013.
(d)	As of the opening of business on September 16, 2013, the Fund acquired all the net assets of Invesco Constellation Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund and by the shareholders of the Target Fund on August 27, 2013. The acquisition was accomplished by a tax-free exchange of 171,285,956 shares of the Fund for 90,880,346 shares outstanding of the Target Fund as of the close of business on September 13, 2013. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, September 13, 2013. The Target Fund’s net assets as of the close of business on September 13, 2013 of $2,644,072,150, including $725,175,144 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $6,558,988,103 and $9,203,060,253 immediately after the acquisition.
The pro forma results of operations for the six months ended February 28, 2014 assuming the reorganization had been completed on September 1, 2013, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(11,364,787)
Net realized/unrealized gains	3,791,267,224
Change in net assets resulting from operations	$3,779,902,437

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since September 16, 2013.

17                         Invesco American Franchise Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 02/28/14	$14.82	$(0.02)	$3.26	$3.24	$(0.02)	$(0.68)	$(0.70)	$17.36	22.22	%(c)	$9,098,112	1.07	%(d)	1.07	%(d)	(0.21	)%(d)	40%
Year ended 08/31/13	12.47	0.02	2.33	2.35	(0.00)	—	(0.00)	14.82	18.89	(c)	5,428,321	1.06		1.14		0.17		80
Year ended 08/31/12	11.72	(0.01)	0.88	0.87	—	(0.12)	(0.12)	12.47	7.55	(c)	4,728,364	1.05		1.18		(0.05)		96
Year ended 08/31/11	9.79	(0.05)	1.98	1.93	—	—	—	11.72	19.71	(c)	4,894,163	1.06		1.17		(0.43)		179
Year ended 08/31/10	8.87	0.01	1.03	1.04	(0.12)	—	(0.12)	9.79	11.75	(c)	168,731	1.30		1.30		0.11		101
Year ended 08/31/09	10.23	0.13	(1.33)	(1.20)	(0.16)	(0.00)	(0.16)	8.87	(11.40	)(e)	200,127	1.35		1.41		1.60		105
Class B
Six months ended 02/28/14	14.50	(0.02)	3.19	3.17	(0.02)	(0.68)	(0.70)	16.97	22.23	(c)(f)	289,777	1.07	(d)(f)	1.07	(d)(f)	(0.21	)(d)(f)	40
Year ended 08/31/13	12.20	0.02	2.28	2.30	(0.00)	—	(0.00)	14.50	18.90	(c)(f)	226,796	1.06	(f)	1.14	(f)	0.17	(f)	80
Year ended 08/31/12	11.47	(0.01)	0.86	0.85	—	(0.12)	(0.12)	12.20	7.54	(c)(f)	273,177	1.05	(f)	1.18	(f)	(0.05	)(f)	96
Year ended 08/31/11	9.64	(0.08)	1.91	1.83	—	—	—	11.47	18.98	(c)(f)	373,157	1.28	(f)	1.65	(f)	(0.64	)(f)	179
Year ended 08/31/10	8.75	(0.06)	1.01	0.95	(0.06)	—	(0.06)	9.64	10.89	(c)	22,332	2.05		2.05		(0.64)		101
Year ended 08/31/09	10.08	0.07	(1.31)	(1.24)	(0.09)	(0.00)	(0.09)	8.75	(12.09	)(g)	23,466	2.10		2.16		0.86		105
Class C
Six months ended 02/28/14	14.34	(0.07)	3.13	3.06	—	(0.68)	(0.68)	16.72	21.72	(c)	421,817	1.82	(d)	1.82	(d)	(0.96	)(d)	40
Year ended 08/31/13	12.16	(0.08)	2.26	2.18	—	—	—	14.34	17.93	(c)	271,960	1.81		1.89		(0.58)		80
Year ended 08/31/12	11.51	(0.09)	0.86	0.77	—	(0.12)	(0.12)	12.16	6.82	(c)	252,685	1.80		1.93		(0.80)		96
Year ended 08/31/11	9.68	(0.11)	1.94	1.83	—	—	—	11.51	18.90	(c)(h)	266,990	1.60	(h)	1.71	(h)	(0.97	)(h)	179
Year ended 08/31/10	8.76	(0.05)	1.03	0.98	(0.06)	—	(0.06)	9.68	11.14	(c)(h)	23,718	1.93	(h)	1.93	(h)	(0.52	)(h)	101
Year ended 08/31/09	10.10	0.06	(1.30)	(1.24)	(0.10)	(0.00)	(0.10)	8.76	(12.11	)(i)	25,063	2.16		2.22		0.78		105
Class R
Six months ended 02/28/14	14.74	(0.04)	3.23	3.19	—	(0.68)	(0.68)	17.25	22.02	(c)	31,437	1.32	(d)	1.32	(d)	(0.46	)(d)	40
Year ended 08/31/13	12.43	(0.01)	2.32	2.31	—	—	—	14.74	18.58	(c)	19,576	1.31		1.39		(0.08)		80
Year ended 08/31/12	11.71	(0.04)	0.88	0.84	—	(0.12)	(0.12)	12.43	7.30	(c)	18,746	1.30		1.43		(0.30)		96
Year ended 08/31/11(j)	12.81	(0.02)	(1.08)	(1.10)	—	—	—	11.71	(8.59	)(c)	17,698	1.30	(k)	1.42	(k)	(0.66	)(k)	179
Class Y
Six months ended 02/28/14	14.93	0.00	3.28	3.28	(0.04)	(0.68)	(0.72)	17.49	22.37	(c)	124,079	0.82	(d)	0.82	(d)	0.04	(d)	40
Year ended 08/31/13	12.57	0.06	2.34	2.40	(0.04)	—	(0.04)	14.93	19.13	(c)	92,418	0.81		0.89		0.42		80
Year ended 08/31/12	11.78	0.02	0.89	0.91	—	(0.12)	(0.12)	12.57	7.86	(c)	99,758	0.80		0.93		0.20		96
Year ended 08/31/11	9.83	(0.02)	1.97	1.95	—	—	—	11.78	19.84	(c)	117,471	0.81		0.92		(0.18)		179
Year ended 08/31/10	8.91	0.04	1.02	1.06	(0.14)	—	(0.14)	9.83	11.95	(c)	2,592	1.05		1.05		0.35		101
Year ended 08/31/09	10.27	0.14	(1.31)	(1.17)	(0.19)	(0.00)	(0.19)	8.91	(11.07	)(l)	1,451	1.10		1.18		1.77		105
Class R5
Six months ended 02/28/14	14.90	0.02	3.27	3.29	(0.05)	(0.68)	(0.73)	17.46	22.46	(c)	48,990	0.68	(d)	0.68	(d)	0.18	(d)	40
Year ended 08/31/13	12.55	0.06	2.34	2.40	(0.05)	—	(0.05)	14.90	19.22	(c)	151,535	0.75		0.75		0.48		80
Year ended 08/31/12	11.75	0.04	0.88	0.92	—	(0.12)	(0.12)	12.55	7.96	(c)	301,283	0.69		0.69		0.31		96
Year ended 08/31/11(j)	12.07	(0.00)	(0.32)	(0.32)	—	—	—	11.75	(2.65	)(c)	197,097	0.66	(k)	0.66	(k)	(0.03	)(k)	179
Class R6
Six months ended 02/28/14	14.92	0.02	3.27	3.29	(0.06)	(0.68)	(0.74)	17.47	22.43	(c)	133,267	0.63	(d)	0.63	(d)	0.23	(d)	40
Year ended 08/31/13(j)	13.03	0.07	1.87	1.94	(0.05)	—	(0.05)	14.92	14.98	(c)	113,955	0.65	(k)	0.65	(k)	0.58	(k)	80

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $4,947,460,310 and sold $2,251,028,915 in the effort to realign the fund’s portfolio holdings after the reorginzation of Invesco Large Cap Growth Fund, Invesco Van Kampen Capital Growth Fund and Invesco Van Kampen Enterprise Fund into the Fund. For the year ended August 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $279,161,573 and sales of $299,305,234 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leisure Fund into the Fund. For the six months ended February 28, 2014, the portfolio turnover calculation excludes the value of securities purchased of $1,921,954,452 and sales of $875,836,165 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Constellation Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,363,812, $289,877, $389,458, $29,299, $118,456, $87,489 and $124,466 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25% and 0.47% for the six months ended February 28, 2014 and the years ended August 31, 2013, 2012 and 2011, respectively.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.79% and 0.88% for the years ended August 31, 2012 and 2011, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	Commencement date of May 23, 2011 for Class R shares, December 22, 2010 for Class R5 shares and September 24, 2012 for Class R6 shares.
(k)	Annualized.
(l)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

18                         Invesco American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,222.20	$5.90	$1,019.49	$5.36	1.07%
B	1,000.00	1,222.30	5.90	1,019.49	5.36	1.07
C	1,000.00	1,217.20	10.01	1,015.77	9.10	1.82
R	1,000.00	1,220.20	7.27	1,018.25	6.61	1.32
Y	1,000.00	1,223.70	4.52	1,020.73	4.11	0.82
R5	1,000.00	1,224.60	3.75	1,021.42	3.41	0.68
R6	1,000.00	1,224.30	3.47	1,021.67	3.16	0.63

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco American Franchise Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	VK-AMFR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Invesco Equity and Income Fund
Nasdaq:
A: ACEIX ■ B: ACEQX ■ C: ACERX ■ R: ACESX ■ Y: ACETX ■ R5: ACEKX ■ R6: IEIFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

16	Financial Statements

18	Notes to Financial Statements

27	Financial Highlights

29	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.76%
Class B Shares	10.45
Class C Shares	10.40
Class R Shares	10.68
Class Y Shares	11.00
Class R5 Shares	10.92
Class R6 Shares	11.09
Russell 1000 Value Index‚ (Broad Market Index)	13.46
Barclays U.S. Government/Credit Index■ (Style-Specific Index)	2.82

Source(s): ‚Invesco, Russell via FactSet Research Systems Inc.; ■Lipper Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Equity and Income Fund

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	10.33%
10 Years	6.56
5 Years	16.19
1 Year	12.84

Class B Shares
Inception (5/1/92)	9.86%
10 Years	6.89
5 Years	16.94
1 Year	13.56

Class C Shares
Inception (7/6/93)	9.13%
10 Years	6.39
5 Years	16.64
1 Year	17.60

Class R Shares
Inception (10/1/02)	8.56%
10 Years	6.92
5 Years	17.20
1 Year	19.16

Class Y Shares
Inception (12/22/04)	7.25%
5 Years	17.79
1 Year	19.84

Class R5 Shares
10 Years	7.32%
5 Years	17.83
1 Year	19.79

Class R6 Shares
10 Years	7.24%
5 Years	17.66
1 Year	19.91

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Equity and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1

Average Annual Total Returns
As of 12/31/13, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	10.33%
10 Years	6.77
5 Years	12.80
1 Year	18.15

Class B Shares
Inception (5/1/92)	9.86%
10 Years	7.07
5 Years	13.55
1 Year	19.01

Class C Shares
Inception (7/6/93)	9.13%
10 Years	6.58
5 Years	13.27
1 Year	23.02

Class R Shares
Inception (10/1/02)	8.55%
10 Years	7.10
5 Years	13.81
1 Year	24.66

Class Y Shares
Inception (12/22/04)	7.20%
5 Years	14.39
1 Year	25.27

Class R5 Shares
10 Years	7.51%
5 Years	14.39
1 Year	25.35

Class R6 Shares
10 Years	7.43%
5 Years	14.22
1 Year	25.47

fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.79%, 1.54%, 1.54%, 1.04%, 0.54%, 0.48% and 0.38%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.80%, 1.55%, 1.55%, 1.05%, 0.55%, 0.49% and 0.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses for Class B shares in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2014. See current prospectus for more information.

3                Invesco Equity and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog. invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Equity and Income Fund

Schedule of Investments(a)

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–63.43%
Aerospace & Defense–0.61%
General Dynamics Corp.	724,662	$79,379,476

Agricultural Products–0.73%
Archer-Daniels-Midland Co.	2,347,072	95,291,123

Apparel Retail–0.62%
Abercrombie & Fitch Co.–Class A	2,035,738	80,676,297

Application Software–1.36%
Adobe Systems Inc.(b)	2,576,977	176,806,392

Asset Management & Custody Banks–1.27%
Northern Trust Corp.	1,377,241	85,182,356
State Street Corp.	1,223,994	80,379,686
		165,562,042

Automobile Manufacturers–0.85%
General Motors Co.	3,060,295	110,782,679

Biotechnology–1.06%
Amgen Inc.	1,112,266	137,943,229

Building Products–0.19%
Allegion PLC(b)	451,069	24,515,600

Cable & Satellite–2.38%
Comcast Corp.–Class A	3,281,290	169,609,880
Time Warner Cable Inc.	998,736	140,172,598
		309,782,478

Construction & Farm Machinery & Heavy Trucks–0.83%
Caterpillar Inc.	1,114,079	108,032,241

Consumer Finance–0.17%
Santander Consumer USA Holdings Inc.(b)	883,871	22,388,452

Diversified Banks–1.44%
Comerica Inc.	1,803,383	86,886,993
Wells Fargo & Co.(b)	2,174,650	100,947,253
		187,834,246

Diversified Chemicals–0.91%
Dow Chemical Co. (The)	2,437,002	118,706,367

Diversified Metals & Mining–0.45%
Freeport-McMoRan Copper & Gold Inc.	1,777,702	57,988,639

Electric Utilities–0.83%
Edison International	745,457	39,039,583
Pinnacle West Capital Corp.	1,230,418	68,472,762
		107,512,345

Electronic Components–0.79%
Corning Inc.	5,356,993	103,229,255

	Shares	Value
Food Distributors–0.52%
Sysco Corp.	1,884,320	$67,873,206

Health Care Equipment–0.97%
Medtronic, Inc.	2,136,821	126,628,012

Hotels, Resorts & Cruise Lines–1.00%
Carnival Corp.	3,265,352	129,503,860

Household Products–0.98%
Procter & Gamble Co. (The)	1,620,190	127,444,145

Industrial Conglomerates–1.43%
General Electric Co.	7,268,813	185,136,667

Industrial Machinery–0.55%
Ingersoll-Rand PLC(b)	1,176,966	71,959,701

Insurance Brokers–2.25%
Aon PLC (United Kingdom)(b)	941,440	80,587,264
Marsh & McLennan Cos., Inc.	3,318,074	159,798,444
Willis Group Holdings PLC (b)	1,264,881	52,062,502
		292,448,210

Integrated Oil & Gas–3.20%
Occidental Petroleum Corp.	1,031,841	99,593,293
Royal Dutch Shell PLC–Class A (United Kingdom)	4,773,875	173,890,068
Total S.A. (France)	2,195,770	142,364,916
		415,848,277

Integrated Telecommunication Services–1.06%
Koninklijke (Royal) KPN N.V. (Netherlands)(b)	3,654,478	13,016,321
Orange S.A. (France)	1,052,659	13,112,410
Telecom Italia S.p.A. (Italy)(b)	9,703,811	11,011,933
Telefonica S.A. (Spain)	974,377	14,916,784
Verizon Communications Inc.	1,797,671	85,533,166
		137,590,614

Internet Software & Services–1.69%
eBay Inc.(b)	3,725,485	218,946,753

Investment Banking & Brokerage–3.04%
Charles Schwab Corp. (The)	5,091,699	134,980,940
Goldman Sachs Group, Inc. (The)	453,626	75,506,048
Morgan Stanley	5,980,455	184,198,014
		394,685,002

IT Consulting & Other Services–0.79%
Amdocs Ltd.(b)	2,297,501	102,192,845

Managed Health Care–1.89%
Cigna Corp.	827,420	65,854,358
UnitedHealth Group Inc.	1,083,617	83,731,086
WellPoint, Inc.	1,066,555	96,619,217
		246,204,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equity and Income Fund

	Shares	Value
Movies & Entertainment–1.94%
Time Warner Inc.	747,991	$50,212,636
Viacom Inc.–Class B	2,304,269	202,153,519
		252,366,155

Multi-Utilities–0.39%
PG&E Corp.	1,148,645	50,609,299

Oil & Gas Equipment & Services–1.32%
Baker Hughes Inc.	1,985,448	125,639,149
Halliburton Co.	803,904	45,822,528
		171,461,677

Oil & Gas Exploration & Production–2.12%
Anadarko Petroleum Corp.	1,009,653	84,972,396
Apache Corp.	1,101,720	87,355,379
Canadian Natural Resources Ltd. (Canada)	2,834,964	103,750,670
		276,078,445

Other Diversified Financial Services–6.23%
Bank of America Corp.	5,021,572	83,006,585
Citigroup Inc.	6,345,263	308,570,140
ING US Inc.	1,688,089	60,551,752
JPMorgan Chase & Co.	6,287,488	357,255,068
		809,383,545

Packaged Foods & Meats–1.59%
Mondelez International Inc.–Class A	4,342,085	147,761,153
Unilever N.V.–New York Shares (Netherlands)	1,472,502	58,252,179
		206,013,332

Personal Products–1.06%
Avon Products, Inc.	8,882,012	137,404,726

Pharmaceuticals–4.17%
Bristol-Myers Squibb Co.	1,640,323	88,200,168
Eli Lilly and Co.	1,389,390	82,821,538
Merck & Co., Inc.	2,788,377	158,909,605
Novartis AG (Switzerland)	1,327,866	110,703,979
Novartis AG–ADR (Switzerland)	112,855	9,387,279
Pfizer Inc.	2,867,282	92,068,425
		542,090,994

Property & Casualty Insurance–0.40%
Chubb Corp. (The)	592,062	51,793,584

Publishing–0.42%
Thomson Reuters Corp.	1,580,493	54,243,799

Railroads–0.61%
CSX Corp.	2,876,836	79,717,126

Regional Banks–2.52%
BB&T Corp.(b)	2,360,514	89,227,429
Fifth Third Bancorp	3,367,074	73,048,671
PNC Financial Services Group, Inc. (The)	2,018,378	165,062,953
		327,339,053

	Shares	Value
Security & Alarm Services–1.44%
ADT Corp. (The)	2,163,480	$66,440,471
Tyco International Ltd.(b)	2,852,552	120,320,643
		186,761,114

Semiconductor Equipment–1.31%
Applied Materials, Inc.	8,995,038	170,545,921

Semiconductors–0.91%
Broadcom Corp.–Class A	1,034,072	30,732,620
Texas Instruments Inc.	1,953,529	87,830,664
		118,563,284

Specialized Finance–0.45%
CME Group Inc.–Class A	792,634	58,512,242

Specialty Chemicals–0.50%
PPG Industries, Inc.	329,903	65,261,411

Systems Software–1.52%
Microsoft Corp.	2,396,605	91,813,938
Symantec Corp.	4,906,727	105,396,496
		197,210,434

Wireless Telecommunication Services–0.67%
Vodafone Group PLC–ADR (United Kingdom)	2,091,083	86,926,339
Total Common Stocks & Other Equity Interests (Cost $6,114,545,770)		8,245,175,294

	Principal Amount
Bonds and Notes–20.77%
Advertising–0.03%
Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$4,145,000	4,203,380

Aerospace & Defense–0.03%
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	4,150,000	3,899,236

Agricultural Products–0.04%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	3,940,000	4,670,814

Air Freight & Logistics–0.13%
FedEx Corp.,
Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	4,310,000	4,430,402
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	8,875,000	9,205,459
United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	3,320,000	3,157,034
		16,792,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equity and Income Fund

	Principal Amount	Value
Airlines–0.13%
Continental Airlines Pass Through Trust,
Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 01/12/21	$4,169,140	$4,505,277
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	5,608,496	5,801,288
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	2,345,685	2,634,498
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	3,200,000	3,415,178
		16,356,241

Airport Services–0.05%
Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	6,220,000	6,358,340

Asset Management & Custody Banks–0.07%
Bank of New York Mellon Corp. (The), Series D, Jr. Unsec. Sub. Global Notes, 4.50%(d)	7,600,000	6,954,000
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(c)	1,970,000	2,296,705
		9,250,705

Automobile Manufacturers–0.22%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes,
1.88%, 09/15/14(c)	7,170,000	7,212,672
1.88%, 01/11/18(c)	5,220,000	5,255,818
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	11,500,000	11,161,971
Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	4,970,000	5,111,633
		28,742,094

Automotive Retail–0.13%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes,
4.50%, 12/01/23	6,415,000	6,613,019
5.75%, 05/01/20	9,195,000	10,296,186
		16,909,205

Biotechnology–0.60%
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	4,735,000	4,846,715
Cubist Pharmaceuticals Inc.,
Sr. Unsec. Conv. Bonds, 1.88%, 09/01/20(c)	17,424,000	21,888,900
Sr. Unsec. Conv. Notes, 1.13%, 09/01/18(c)	10,648,000	13,090,385

	Principal Amount	Value
Biotechnology–(continued)
Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	$10,367,000	$37,716,494
		77,542,494

Brewers–0.13%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
0.80%, 07/15/15	3,745,000	3,766,012
3.63%, 04/15/15	6,145,000	6,366,128
FBG Finance Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	6,965,000	7,326,362
		17,458,502

Broadcasting–0.30%
COX Communications Inc.,
Sr. Unsec. Global Notes, 5.45%, 12/15/14	128,000	132,932
Sr. Unsec. Notes, 4.70%, 12/15/42(c)	4,980,000	4,399,494
6.25%, 06/01/18(c)	3,700,000	4,284,471
7.25%, 11/15/15	5,000,000	5,523,088
8.38%, 03/01/39(c)	655,000	833,622
Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(c)	23,940,000	23,341,500
		38,515,107

Cable & Satellite–0.36%
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	8,165,000	8,068,691
5.70%, 05/15/18	4,735,000	5,484,971
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	2,465,000	3,035,215
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	2,910,000	2,993,041
5.15%, 03/15/42	4,730,000	4,467,719
Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	4,215,000	4,187,647
NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes,
2.10%, 04/01/14	3,425,000	3,429,453
5.15%, 04/30/20	3,320,000	3,801,439
5.95%, 04/01/41	3,365,000	3,975,361
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	7,235,000	7,877,641
		47,321,178

Casinos & Gaming–0.46%
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	39,077,000	60,325,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equity and Income Fund

	Principal Amount	Value
Catalog Retail–0.07%
Liberty Interactive LLC, Sr. Unsec. Conv. Notes, 0.75%, 03/30/23(c)(e)	$7,303,000	$9,274,810

Communications Equipment–0.52%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	29,353,000	43,699,279
JDS Uniphase Corp., Sr. Unsec. Conv. Notes, 0.63%, 08/15/18(c)(e)	19,999,000	20,973,951
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	3,010,000	3,024,081
		67,697,311

Computer Hardware–0.08%
Hewlett-Packard Co.,
Sr. Unsec. Global Bonds, 2.75%, 01/14/19	4,545,000	4,626,893
Sr. Unsec. Global Notes, 2.63%, 12/09/14	5,620,000	5,715,051
		10,341,944

Computer Storage & Peripherals–0.45%
SanDisk Corp., Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(c)	55,749,000	58,919,724

Construction & Farm Machinery & Heavy Trucks–0.21%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	14,645,000	14,123,568
Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	10,014,000	13,600,264
		27,723,832

Construction Materials–0.57%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	60,100,000	74,674,250

Consumer Finance–0.08%
SLM Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	10,190,000	10,475,609

Data Processing & Outsourced Services–0.05%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	4,954,000	5,113,151
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	820,000	847,856
		5,961,007

Distillers & Vintners–0.02%
Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	3,480,000	3,193,210

Diversified Banks–1.02%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	2,560,000	2,567,763
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(c)	9,000,000	9,183,280

	Principal Amount	Value
Diversified Banks–(continued)
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes,
2.75%, 02/23/15	$2,535,000	$2,590,348
6.75%, 05/22/19	8,500,000	10,294,597
Unsec. Sub. Global Notes, 5.14%, 10/14/20	5,015,000	5,430,168
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	9,435,000	9,983,918
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	8,535,000	9,695,897
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(c)	8,540,000	9,189,044
HSBC Finance Corp., Unsec. Sub. Global Notes, 6.68%, 01/15/21	828,000	976,540
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,638,541
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	5,240,000	5,283,324
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	3,390,000	3,494,721
Nordea Bank AB (Sweden),
Sr. Unsec. Notes, 4.88%, 01/27/20(c)	4,495,000	5,017,862
Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(c)	880,000	900,486
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(c)	9,100,000	9,972,860
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	3,200,000	3,263,672
Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/24(c)	11,890,000	11,998,618
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes,
3.85%, 04/27/15(c)	4,190,000	4,346,219
5.50%, 11/18/14(c)	1,140,000	1,178,316
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	8,200,000	8,481,678
Wells Fargo & Co., Sr. Unsec. Global Notes,
1.50%, 01/16/18	2,070,000	2,068,446
3.63%, 04/15/15	750,000	777,629
Unsec. Sub. Global Notes, 4.13%, 08/15/23	11,753,000	11,986,608
		132,320,535

Diversified Capital Markets–0.18%
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	14,350,000	15,634,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equity and Income Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
UBS AG (Switzerland),
Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	$3,022,000	$3,485,907
Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	834,000	859,391
Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	2,414,000	2,790,529
		22,770,243

Diversified Chemicals–0.03%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.38%, 11/15/42	4,145,000	3,822,217

Diversified Metals & Mining–0.30%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	3,185,000	4,114,773
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	5,940,000	5,979,602
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	2,175,000	2,752,294
9.00%, 05/01/19	5,240,000	6,885,079
Southern Copper Corp., Sr. Unsec. Global Notes,
5.25%, 11/08/42	7,260,000	6,248,778
5.38%, 04/16/20	1,170,000	1,273,368
6.75%, 04/16/40	1,695,000	1,734,352
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes,
2.05%, 10/23/15(c)	4,700,000	4,758,568
2.70%, 10/25/17(c)	4,700,000	4,842,146
		38,588,960

Diversified REIT’s–0.10%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	12,535,000	13,552,471

Diversified Support Services–0.04%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	4,605,000	4,785,166

Drug Retail–0.08%
CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	9,583,791	10,809,558

Electric Utilities–0.28%
Baltimore Gas & Electric Co., Sr. Unsec. Notes, 3.35%, 07/01/23	6,220,000	6,145,406
Electricite de France S.A. (France),
Jr. Unsec. Sub. Notes, 5.63%(c)(d)	8,670,000	8,670,000
Sr. Unsec. Notes,
4.60%, 01/27/20(c)	2,150,000	2,368,098
4.88%, 01/22/44(c)	9,110,000	9,038,914

	Principal Amount	Value
Electric Utilities–(continued)
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(c)	$600,000	$610,349
Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	2,175,000	2,206,156
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	5,525,000	5,631,971
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,215,352
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	451,840
		36,338,086

Electrical Components & Equipment–0.06%
Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	8,285,000	8,330,537

Environmental & Facilities Services–0.05%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	6,205,000	6,213,304

Fertilizers & Agricultural Chemicals–0.03%
Monsanto Co., Sr. Unsec. Global Notes,, 3.60%, 07/15/42	4,150,000	3,662,828

Food Retail–0.10%
Kroger Co. (The), Sr. Unsec. Global Notes, 3.30%, 01/15/21	12,870,000	13,010,300

General Merchandise Stores–0.07%
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	9,830,000	9,658,834

Gold–0.17%
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	4,000,000	3,875,045
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	12,145,000	10,444,700
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	8,645,000	7,902,663
		22,222,408

Health Care Equipment–0.56%
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	7,055,000	7,140,205
Medtronic Inc., Sr. Unsec. Global Notes,
4.00%, 04/01/43	5,720,000	5,331,530
4.63%, 03/15/44	11,495,000	11,678,654
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	15,916,202
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	32,517,000	32,842,170
		72,908,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equity and Income Fund

	Principal Amount	Value
Health Care Facilities–0.53%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	$24,795,000	$33,519,741
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(e)	33,605,000	35,180,234
		68,699,975

Health Care Services–0.67%
Express Scripts Holding Co., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	3,800,000	3,984,447
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	3,535,000	3,641,304
Omnicare, Inc.,
Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	29,270,000	43,886,706
Sr. Unsec. Sub. Conv. Notes, 3.50%, 02/15/44	18,351,000	18,534,510
Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(e)	16,126,000	17,214,505
		87,261,472

Homebuilding–0.07%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	10,130,000	9,178,747

Hotels, Resorts & Cruise Lines–0.08%
Wyndham Worldwide Corp., Sr. Unsec. Notes,
2.95%, 03/01/17	1,225,000	1,268,950
5.63%, 03/01/21	8,170,000	9,013,577
		10,282,527

Housewares & Specialties–0.10%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	12,185,000	12,590,037

Hypermarkets & Super Centers–0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	941,764

Industrial Conglomerates–0.19%
General Electric Capital Corp.,
Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	8,500,000	10,092,086
Series C, Jr. Unsec. Sub. Global Bonds, 5.25%(d)	9,400,000	9,188,500
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	4,445,000	5,073,944
		24,354,530

Industrial Machinery–0.07%
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	7,940,000	8,544,016

Insurance Brokers–0.03%
Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	3,960,000	4,032,059

	Principal Amount	Value
Integrated Oil & Gas–0.20%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	$9,645,000	$9,707,264
Chevron Corp., Sr. Unsec. Global Notes, 1.72%, 06/24/18	5,275,000	5,321,606
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	3,630,000	3,718,195
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 05/20/43	6,505,000	5,502,316
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	2,037,055
		26,286,436

Integrated Telecommunication Services–0.72%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	85,817
AT&T Inc., Sr. Unsec. Global Notes,
3.00%, 02/15/22	6,410,000	6,192,990
5.35%, 09/01/40	2,077,000	2,136,100
6.15%, 09/15/34	3,675,000	4,086,555
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	5,420,000	5,429,720
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,545,000	3,678,755
Verizon Communications, Inc., Sr. Unsec. Global Notes,
3.00%, 04/01/16	3,575,000	3,735,832
5.15%, 09/15/23	13,405,000	14,681,318
6.40%, 09/15/33	18,470,000	22,025,896
6.40%, 02/15/38	3,500,000	4,151,026
6.55%, 09/15/43	12,000,000	14,742,733
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	11,540,000	12,076,203
		93,022,945

Internet Software & Services–0.05%
Baidu Inc. (China), Sr. Unsec. Global Notes, 3.25%, 08/06/18	6,700,000	6,873,276

Investment Banking & Brokerage–1.74%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,880,000	8,734,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equity and Income Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
5.25%, 07/27/21	$5,510,000	$6,147,881
6.15%, 04/01/18	10,325,000	11,913,816
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,350,000	1,404,966
Unsec. Global Notes, 2.63%, 01/31/19	5,200,000	5,228,199
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,585,000	5,257,168
Series C, Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 09/28/20(c)(f)	59,890,000	60,761,399
Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(g)	61,461,000	75,510,370
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(c)	6,100,000	6,641,796
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	950,000	1,065,416
Morgan Stanley,
Sr. Unsec. Global Notes,
3.80%, 04/29/16	5,560,000	5,876,676
6.38%, 07/24/42	8,140,000	10,064,786
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	12,875,000	13,430,533
Sr. Unsec. Notes, 3.45%, 11/02/15	9,855,000	10,269,103
5.75%, 01/25/21	3,135,000	3,615,897
		225,922,358

IT Consulting & Other Services–0.00%
International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	125,738

Life & Health Insurance–0.30%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,308,434
Lincoln National Corp., Sr. Unsec. Global Notes, 4.00%, 09/01/23	4,505,000	4,613,616
MetLife, Inc.,
Sr. Unsec. Global Notes, 4.75%, 02/08/21	3,565,000	3,998,256
Series D, Sr. Unsec. Notes, 4.37%, 09/15/23	6,408,000	6,786,664
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	3,425,000	3,920,343
Prudential Financial, Inc.,
Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	4,010,000	4,244,540
7.38%, 06/15/19	1,020,000	1,271,528
Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	950,000	977,620
4.75%, 09/17/15	5,030,000	5,342,034
6.63%, 12/01/37	3,475,000	4,384,843
		38,847,878

	Principal Amount	Value
Managed Health Care–0.49%
Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	$9,990,000	$10,645,966
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 1.63%, 03/15/19	5,805,000	5,694,527
Wellpoint Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	34,762,000	47,515,308
		63,855,801

Movies & Entertainment–0.02%
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	2,992,417

Office REIT’s–0.09%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	5,210,000	5,415,675
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	6,115,000	6,143,697
		11,559,372

Oil & Gas Drilling–0.10%
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	1,150,000	1,175,547
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	11,390,000	11,515,043
		12,690,590

Oil & Gas Equipment & Services–0.11%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(e)	11,911,000	14,777,084

Oil & Gas Exploration & Production–0.71%
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	41,457,000	40,057,826
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	7,940,000	8,330,961
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	7,430,000	7,797,706
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	7,500,000	7,716,382
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	24,746,000	28,767,225
		92,670,100

Oil & Gas Refining & Marketing–0.04%
Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	4,760,000	4,827,983

Oil & Gas Storage & Transportation–0.23%
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	2,889,000	3,278,885
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	555,000	671,332
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	4,420,000	5,288,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equity and Income Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	$4,275,000	$4,335,244
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	2,710,912
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	4,851,350
Williams Partners L.P., Sr. Unsec. Global Notes, 5.40%, 03/04/44	9,000,000	9,121,203
		30,257,011

Other Diversified Financial Services–1.08%
Bank of America Corp., Sr. Unsec. Global Notes,
2.60%, 01/15/19	8,220,000	8,323,223
5.75%, 12/01/17	2,825,000	3,222,421
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	6,465,000	6,515,773
5.00%, 01/21/44	2,905,000	3,020,255
6.88%, 04/25/18	9,445,000	11,246,303
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	8,680,000	9,938,932
Sr. Unsec. Medium-Term Notes, 7.38%, 05/15/14	315,000	319,332
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	9,761,406
Citigroup Inc., Sr. Unsec. Global Notes,
6.01%, 01/15/15	1,615,000	1,689,905
6.13%, 11/21/17	11,440,000	13,253,496
8.50%, 05/22/19	2,385,000	3,070,874
Sr. Unsec. Notes, 4.75%, 05/19/15	1,000,000	1,048,634
Unsec. Sub. Global Notes, 3.50%, 05/15/23	5,000,000	4,741,894
4.05%, 07/30/22	5,455,000	5,537,859
6.68%, 09/13/43	8,000,000	9,510,706
ING Bank N.V. (Netherlands),
Sr. Unsec. Notes, 3.75%, 03/07/17(c)	9,590,000	10,177,150
Unsec. Sub. Notes, 5.80%, 09/25/23(c)	5,840,000	6,268,631
ING US Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/22	7,085,000	7,930,484
JPMorgan Chase & Co.,
Jr. Unsec. Sub. Notes, 6.75%(d)	5,885,000	6,223,387
Sr. Unsec. Global Notes, 4.40%, 07/22/20	5,700,000	6,225,901
Sr. Unsec. Notes, 6.00%, 01/15/18	7,395,000	8,569,304
Series Q, Jr. Unsec. Sub. Global Notes, 5.15%(d)	3,815,000	3,614,713
		140,210,583

	Principal Amount	Value
Packaged Foods & Meats–0.01%
Mondelez International Inc., Sr. Unsec. Global Notes, 6.50%, 02/09/40	$1,476,000	$1,853,079

Paper Packaging–0.10%
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	11,775,000	12,317,564

Paper Products–0.03%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	2,855,000	3,317,457

Personal Products–0.01%
Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	1,610,000	1,640,420

Pharmaceuticals–0.76%
AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	18,095,000	18,282,217
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(c)	10,574,000	11,221,657
Novartis Capital Corp. (Switzerland), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/06/44	12,800,000	12,875,681
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 2.30%, 11/08/18(c)	3,945,000	3,951,039
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	25,242,000	44,757,221
Teva Pharmaceutical Finance Co. B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.95%, 12/18/22	3,900,000	3,631,597
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/43	4,101,000	4,073,963
		98,793,375

Property & Casualty Insurance–0.33%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Notes, 5.15%, 09/01/43	19,380,000	20,725,553
CNA Financial Corp.,
Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,731,102
Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	529,027
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	4,185,000	4,226,909
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	6,455,000	6,634,446
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	5,040,000	5,323,031
		43,170,068

Railroads–0.06%
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	1,660,000	1,842,672
Union Pacific Corp., Sr. Unsec. Notes, 4.85%, 06/15/44	5,560,000	5,812,044
		7,654,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equity and Income Fund

	Principal Amount	Value
Regional Banks–0.13%
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	$8,845,000	$10,335,040
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	5,305,000	6,086,286
		16,421,326

Reinsurance–0.06%
Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	7,510,000	7,893,479

Retail REIT’s–0.05%
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(c)	5,290,000	6,328,127

Semiconductor Equipment–0.50%
Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	33,039,000	39,584,852
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	15,729,000	25,618,609
		65,203,461

Semiconductors–1.18%
Linear Technology Corp.,
Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(c)(e)	36,420,000	42,133,388
Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(e)	10,661,000	12,333,444
Micron Technology Inc., Series G, Sr. Unsec. Conv. Bonds, 3.00%, 11/15/28(e)	31,699,000	35,344,385
NVIDIA Corp., Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(c)	23,837,000	26,622,949
Xilinx Inc., Jr. Unsec. Sub. Conv. Notes, 3.13%, 03/15/37(c)	20,622,000	36,823,159
		153,257,325

Soft Drinks–0.09%
PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	11,445,000	11,491,306

Sovereign Debt–0.16%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	18,485,600
Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,650,000	1,998,562
		20,484,162

Specialized Finance–0.12%
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	3,315,000	3,565,697
Moody’s Corp., Sr. Unsec. Global Notes,, 4.50%, 09/01/22	9,185,000	9,538,599

	Principal Amount	Value
Specialized Finance–(continued)
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	$2,550,000	$2,562,251
		15,666,547

Specialized REIT’s–0.42%
American Tower Corp., Sr. Unsec. Global Notes,
3.40%, 02/15/19	7,235,000	7,513,798
4.63%, 04/01/15	2,425,000	2,524,718
5.00%, 02/15/24	5,500,000	5,762,676
Sr. Unsec. Notes, 4.50%, 01/15/18	4,620,000	5,047,924
EPR Properties, Sr. Unsec. Gtd. Notes, 5.25%, 07/15/23	6,060,000	6,198,392
Health Care REIT, Inc., Sr. Unsec. Global Notes, 4.50%, 01/15/24	5,990,000	6,200,371
HCP INC, Sr. Unsec. Global Notes, 4.20%, 03/01/24	4,690,000	4,800,884
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,888,938
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	2,080,000	2,302,857
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes,
2.70%, 04/01/20	4,710,000	4,648,798
4.25%, 03/01/22	2,635,000	2,723,105
		54,612,461

Steel–0.46%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds, 10.35%, 06/01/19	7,005,000	8,920,312
Sr. Unsec. Global Notes, 4.25%, 08/05/15	8,775,000	9,114,267
6.13%, 06/01/18	390,000	431,131
7.25%, 03/01/41	2,225,000	2,289,350
United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	24,343,000	29,363,744
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	320,000	335,048
5.63%, 09/15/19	4,655,000	5,187,101
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,075,000	3,824,585
		59,465,538

Thrifts & Mortgage Finance–0.43%
MGIC Investment Corp., Sr. Unsec. Conv. Notes,
2.00%, 04/01/20	4,060,000	5,988,500
5.00%, 05/01/17	24,396,000	28,543,320
Radian Group Inc., Sr. Unsec. Conv. Notes,
2.25%, 03/01/19	4,063,000	6,391,607
3.00%, 11/15/17	10,019,000	15,203,832
		56,127,259

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equity and Income Fund

	Principal Amount	Value
Tobacco–0.13%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	$715,000	$753,260
Philip Morris International Inc., Sr. Unsec. Global Notes,
3.60%, 11/15/23	3,940,000	3,936,172
4.88%, 11/15/43	11,740,000	12,062,712
		16,752,144

Trucking–0.09%
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	7,435,000	7,627,099
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	4,030,000	4,129,164
		11,756,263

Wireless Telecommunication Services–0.22%
America Movil S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes, 4.38%, 07/16/42	6,610,000	5,806,091
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	4,450,000	4,594,527
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes,
3.21%, 08/15/15(c)	5,295,000	5,399,359
6.11%, 01/15/20(c)	6,300,000	7,142,625
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	6,080,000	5,694,743
		28,637,345
Total Bonds and Notes (Cost $2,387,673,211)		2,699,249,336

U.S. Treasury Securities–6.51%
U.S. Treasury Bills–0.02%
0.03%, 05/01/14(h)(i)	400,000	399,980
0.09%, 05/01/14(h)(i)	425,000	424,979
0.10%, 05/01/14(h)(i)	200,000	199,990
0.11%, 05/01/14(h)(i)	1,500,000	1,499,926
		2,524,875

U.S. Treasury Notes–6.49%
1.75%, 03/31/14	12,000,000	12,015,047
2.63%, 07/31/14	95,125,000	96,122,837
2.38%, 10/31/14	206,415,000	209,518,132
2.13%, 11/30/14	77,385,000	78,536,600
2.25%, 01/31/15	19,650,000	20,028,560
2.50%, 03/31/15	495,000	507,479
2.13%, 05/31/15	4,445,000	4,552,933
0.38%, 01/31/16	21,000,000	21,031,536
2.00%, 04/30/16	17,445,000	18,051,560
1.75%, 05/31/16	950,000	978,284
0.63%, 02/15/17	66,980,000	66,882,676
0.88%, 04/30/17	2,000,000	2,005,859

	Principal Amount	Value
U.S. Treasury Notes–(continued)
0.63%, 05/31/17	$4,410,000	$4,381,586
1.25%, 01/31/19	23,000,000	22,740,354
1.50%, 01/31/19	141,693,000	141,776,153
3.63%, 08/15/19	58,350,000	64,329,774
3.38%, 11/15/19	10,000,000	10,899,859
2.75%, 02/15/24	67,303,000	67,864,543
3.75%, 11/15/43	1,284,000	1,322,818
		843,546,590
Total U.S. Treasury Securities (Cost $839,658,697)		846,071,465

U.S. Government Sponsored Agency Securities–0.94%
Federal Home Loan Mortgage Corp. (FHLMC)–0.56%
Sr. Unsec. Global Notes,
3.00%, 07/28/14	23,700,000	23,969,838
6.75%, 03/15/31	7,000,000	9,596,303
Unsec. Global Notes, 4.88%, 06/13/18	33,680,000	38,553,036
		72,119,177

Federal National Mortgage Association (FNMA)–0.38%
Sr. Unsec. Global Bonds, 6.63%, 11/15/30	6,315,000	8,585,252
Sr. Unsec. Global Notes, 4.38%, 10/15/15	38,850,000	41,407,821
		49,993,073
Total U.S. Government Sponsored Agency Securities (Cost $121,199,497)		122,112,250

	Shares
Preferred Stocks–0.92%
Asset Management & Custody Banks–0.07%
State Street Corp., Series D, 5.90% Pfd.	360,000	9,144,000

Diversified Banks–0.09%
Wells Fargo & Co., 5.85% Pfd.	476,600	11,814,914

Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, $2.38, Jr. Unsec. Sub. Gtd. Conv. Pfd.	875,900	44,811,044

Regional Banks–0.42%
KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	54,561,770
Total Preferred Stocks (Cost $92,027,015)		120,331,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equity and Income Fund

	Principal Amount	Value
Municipal Obligations–0.10%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J);
Series 2010, Build America RB, 6.66%, 04/01/57	$4,980,000	$5,591,444
Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	2,600,000	2,933,086
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26	3,450,000	3,923,996
Total Municipal Obligations (Cost $11,090,528)		12,448,526

U.S. Government Sponsored Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs.,
6.50%, 05/01/29	2	3
5.50%, 02/01/37	146	161
		164

Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs.,
7.00%, 07/01/18 to 07/01/32	68,658	76,083
5.50%, 03/01/21	153	168

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
8.00%, 08/01/21	$4,262	$4,609
		80,860

Government National Mortgage Association (GNMA)–0.00%
Pass Through Ctfs.,
8.00%, 04/15/26 to 01/20/31	38,337	41,870
7.50%, 12/20/30	2,603	3,148
		45,018
Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $117,990)		126,042

	Shares
Money Market Funds–7.00%
Liquid Assets Portfolio–Institutional Class(j)	454,930,136	454,930,136
Premier Portfolio–Institutional Class(j)	454,930,136	454,930,136
Total Money Market Funds (Cost $909,860,272)		909,860,272
TOTAL INVESTMENTS–99.67% (Cost $10,476,172,980)		12,955,374,913
OTHER ASSETS LESS LIABILITIES–0.33%		43,480,236
NET ASSETS–100.00%		$12,998,855,149

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed

Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured

Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $708,966,242, which represented 5.45% of the Fund’s Net Assets.
(d)	Perpetual bond with no specified maturity date.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Exchangeable for a basket of five common shares.
(g)	Exchangeable for a basket of four common stocks and one ordinary share.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets

as of February 28, 2014

Common Stocks & Other Equity Interests	63.4%
Bonds and Notes	20.8
U.S. Treasury Securities	6.5
U.S. Government Sponsored Agency Securities	1.0
Security types each less than 1% of portfolio	1.0
Money Market Funds Plus Other Assets Less Liabilities	7.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $9,566,312,708)	$12,045,514,641
Investments in affiliated money market funds, at value and cost	909,860,272
Total investments, at value (Cost $10,476,172,980)	12,955,374,913
Foreign currencies, at value (Cost $250,815)	253,053
Receivable for:
Investments sold	19,324,643
Variation margin	337,539
Fund shares sold	22,803,705
Dividends and interest	68,997,888
Investment for trustee deferred compensation and retirement plans	1,191,007
Other assets	106,122
Total assets	13,068,388,870

Liabilities:
Payable for:
Investments purchased	35,838,285
Fund shares reacquired	15,067,486
Forward foreign currency contracts outstanding	8,090,328
Accrued fees to affiliates	8,529,152
Accrued trustees’ and officers’ fees and benefits	24,019
Accrued other operating expenses	545,610
Trustee deferred compensation and retirement plans	1,438,841
Total liabilities	69,533,721
Net assets applicable to shares outstanding	$12,998,855,149

Net assets consist of:
Shares of beneficial interest	$10,064,453,691
Undistributed net investment income	89,449,407
Undistributed net realized gain	374,161,579
Net unrealized appreciation	2,470,790,472
$12,998,855,149

Net Assets:
Class A	$9,678,063,269
Class B	$516,157,345
Class C	$1,498,876,147
Class R	$213,049,991
Class Y	$615,697,452
Class R5	$394,976,808
Class R6	$82,034,137

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	894,306,108
Class B	48,709,759
Class C	140,759,736
Class R	19,605,754
Class Y	56,874,822
Class R5	36,468,684
Class R6	7,577,407
Class A:
Net asset value per share	$10.82
Maximum offering price per share
(Net asset value of $10.82 ÷ 94.50%)	$11.45
Class B:
Net asset value and offering price per share	$10.60
Class C:
Net asset value and offering price per share	$10.65
Class R:
Net asset value and offering price per share	$10.87
Class Y:
Net asset value and offering price per share	$10.83
Class R5:
Net asset value and offering price per share	$10.83
Class R6:
Net asset value and offering price per share	$10.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,666,701)	$156,154,084
Dividends from affiliated money market funds	180,406
Interest	52,781,454
Total investment income	209,115,944

Expenses:
Advisory fees	21,662,199
Administrative services fees	422,109
Custodian fees	62,771
Distribution fees:
Class A	11,500,928
Class B	2,757,344
Class C	6,955,925
Class R	512,297
Transfer agent fees — A, B, C, R and Y	8,703,997
Transfer agent fees — R5	151,106
Transfer agent fees — R6	1,501
Trustees’ and officers’ fees and benefits	332,980
Other	908,717
Total expenses	53,971,874
Less: Fees waived and expense offset arrangement(s)	(486,968)
Net expenses	53,484,906
Net investment income	155,631,038

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	649,271,803
Foreign currencies	60,899
Forward foreign currency contracts	(5,616,472)
Futures contracts	(4,418,957)
639,297,273
Change in net unrealized appreciation (depreciation) of:
Investment securities	466,302,080
Foreign currencies	70,393
Forward foreign currency contracts	(9,700,905)
Futures contracts	(260,127)
456,411,441
Net realized and unrealized gain	1,095,708,714
Net increase in net assets resulting from operations	$1,251,339,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income	$155,631,038	$180,139,165
Net realized gain	639,297,273	610,922,992
Change in net unrealized appreciation	456,411,441	986,558,488
Net increase in net assets resulting from operations	1,251,339,752	1,777,620,645

Distributions to shareholders from net investment income:
Class A	(96,266,007)	(177,192,280)
Class B	(3,821,145)	(9,850,781)
Class C	(9,406,073)	(16,986,784)
Class R	(1,896,263)	(3,445,076)
Class Y	(6,315,938)	(10,171,497)
Class R5	(3,347,104)	(5,604,640)
Class R6	(733,461)	(1,344,016)
Total distributions from net investment income	(121,785,991)	(224,595,074)

Distributions to shareholders from net realized gains:
Class A	(493,452,475)	—
Class B	(29,777,478)	—
Class C	(75,974,395)	—
Class R	(10,930,124)	—
Class Y	(30,498,503)	—
Class R5	(15,792,758)	—
Class R6	(3,739,507)	—
Total distributions from net realized gains	(660,165,240)	—

Share transactions–net:
Class A	569,345,478	(291,238,977)
Class B	(75,808,687)	(266,029,232)
Class C	163,154,423	(40,820,681)
Class R	11,395,441	(8,690,407)
Class Y	119,636,171	9,342,497
Class R5	141,775,814	(29,202,753)
Class R6	42,656,602	29,344,576
Net increase (decrease) in net assets resulting from share transactions	972,155,242	(597,294,977)
Net increase in net assets	1,441,543,763	955,730,594

Net assets:
Beginning of period	11,557,311,386	10,601,580,792
End of period (includes undistributed net investment income of $89,449,407 and $55,604,360, respectively)	$12,998,855,149	$11,557,311,386

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

18                         Invesco Equity and Income Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

19                         Invesco Equity and Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the

20                         Invesco Equity and Income Fund

price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2014, the Adviser waived advisory fees of $480,430.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

21                         Invesco Equity and Income Fund

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $1,538,824 in front-end sales commissions from the sale of Class A shares and $7,785, $94,866 and $20,617 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2014, the Fund incurred $18,199 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,787,206,882	$488,160,412	$—	$9,275,367,294
U.S. Treasury Securities	—	846,071,465	—	846,071,465
Corporate Debt Securities	—	2,678,765,174	—	2,678,765,174
U.S. Government Sponsored Securities	—	122,238,292	—	122,238,292
Municipal Obligations	—	12,448,526	—	12,448,526
Foreign Sovereign Debt Securities	—	20,484,162	—	20,484,162
	8,787,206,882	4,168,168,031	—	12,955,374,913
Forward Foreign Currency Contracts*	—	(8,090,328)	—	(8,090,328)
Futures*	(392,184)	—	—	(392,184)
Total Investments	$8,786,814,698	$4,160,077,703	$—	$12,946,892,401

*	Unrealized appreciation (depreciation).

22                         Invesco Equity and Income Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk	$—	$(8,090,328)
Forward foreign currency contracts(a)
Interest rate risk	—	(392,184)
Futures contracts(b)
Total	$—	$(8,482,512)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Forward Foreign Currency Contracts*
Realized Gain (Loss)
Currency risk	$—	$(5,616,472)
Interest rate risk	(4,418,857)	—
Change in Unrealized Appreciation (Depreciation)
Currency risk	—	(9,700,905)
Interest rate risk	(260,127)	—
Total	$(4,678,984)	$(15,317,377)

*	The average notional value of futures contracts and forward foreign currency contracts during the period was $198,532,896 and $526,642,850, respectively.

Open Forward Foreign Currency Contracts at Period-End
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
03/21/14	Bank of New York	CAD	67,216,206	USD	60,584,069	$60,675,404	$(91,335)
03/21/14	State Street Bank and Trust Co.	CAD	60,711,686	USD	54,759,098	54,803,838	(44,740)
03/21/14	Bank of New York	CHF	39,653,045	USD	44,326,722	45,098,561	(771,839)
03/21/14	State Street Bank and Trust Co.	CHF	38,397,344	USD	42,937,082	43,670,416	(733,334)
03/21/14	Bank of New York	EUR	78,618,009	USD	107,498,335	108,517,759	(1,019,424)
03/21/14	State Street Bank and Trust Co.	EUR	49,865,142	USD	68,182,603	68,829,693	(647,090)
03/21/14	Bank of New York	GBP	62,650,463	USD	102,743,627	104,893,728	(2,150,101)
03/21/14	State Street Bank and Trust Co.	GBP	76,705,744	USD	125,793,584	128,426,049	(2,632,465)
Total open forward foreign currency contracts							$(8,090,328)

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	771	June-2014	$(92,411,578)	$(116,095)
U.S. Treasury 10 Year Notes	Short	1,130	June-2014	(140,720,313)	(276,089)
Total Futures Contracts — Interest Rate Risk					$(392,184)

23                         Invesco Equity and Income Fund

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 28, 2014.

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York	$4,032,699	$—	$4,032,699	$—	$—	$4,032,699
Goldman Sachs & Co.	392,184	—	392,184	(392,184)	—	—
State Street Bank and Trust Co.	4,057,629	—	4,057,629	—	—	4,057,629
Total	$8,482,512	$—	$8,482,512	$(392,184)	$—	$8,090,328

*	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2014, the Fund engaged in securities purchases of $13,837,417.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,538.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

24                         Invesco Equity and Income Fund

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$40,907,811	$—	$40,907,811
August 31, 2017	10,092,098	—	10,092,098
	$50,999,909	$—	$50,999,909

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $2,047,655,302 and $2,347,993,528, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $1,201,125,825 and $1,111,825,732, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,557,542,716
Aggregate unrealized (depreciation) of investment securities	(126,018,857)
Net unrealized appreciation of investment securities	$2,431,523,859

Cost of investments for tax purposes is $10,523,851,054.

25                         Invesco Equity and Income Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	69,018,672	$740,896,241	87,700,842	$873,364,044
Class B	457,858	4,812,241	823,802	8,051,441
Class C	15,896,842	168,179,117	12,109,400	121,759,085
Class R	3,431,525	37,059,213	4,574,200	45,460,476
Class Y	14,483,780	156,734,864	16,892,433	170,702,836
Class R5	14,309,864	152,928,676	6,739,690	64,982,296
Class R6(b)	3,979,805	43,181,764	10,147,759	98,261,438

Issued as reinvestment of dividends:
Class A	53,215,563	552,656,857	17,150,441	163,264,966
Class B	3,173,359	32,292,497	995,825	9,235,728
Class C	7,565,165	77,347,216	1,579,331	14,763,683
Class R	1,229,175	12,823,650	352,640	3,369,248
Class Y	3,279,860	34,063,279	997,253	9,485,943
Class R5	1,842,681	19,139,057	540,105	5,162,156
Class R6	431,315	4,472,968	138,720	1,344,016

Automatic conversion of Class B shares to Class A shares:
Class A	6,602,211	71,059,771	17,617,079	173,428,532
Class B	(6,734,673)	(71,059,771)	(17,961,899)	(173,428,532)

Reacquired:
Class A	(74,038,477)	(795,267,391)	(154,007,991)	(1,501,296,519)
Class B	(3,973,412)	(41,853,654)	(11,491,060)	(109,887,869)
Class C	(7,780,695)	(82,371,910)	(18,523,803)	(177,343,449)
Class R	(3,552,490)	(38,487,422)	(5,914,742)	(57,520,131)
Class Y	(6,643,914)	(71,161,972)	(17,512,155)	(170,846,282)
Class R5	(2,831,215)	(30,291,919)	(10,465,023)	(99,347,205)
Class R6	(465,596)	(4,998,130)	(6,654,596)	(70,260,878)
Net increase (decrease) in share activity	92,897,203	$972,155,242	(64,171,749)	$(597,294,977)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

26                         Invesco Equity and Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 02/28/14	$10.43	$0.14	$0.95	$1.09	$(0.11)	$(0.59)	$(0.70)	$10.82	10.76	%(c)	$9,678,063	0.77	%(d)	0.78	%(d)	2.64	%(d)	28%
Year ended 08/31/13	9.05	0.17	1.42	1.59	(0.21)	—	(0.21)	10.43	17.80	(c)	8,752,700	0.78		0.79		1.74		26
Year ended 08/31/12	8.19	0.17	0.85	1.02	(0.16)	—	(0.16)	9.05	12.67	(c)	7,878,694	0.80		0.81		2.05		21
Year ended 08/31/11	7.53	0.15	0.66	0.81	(0.15)	—	(0.15)	8.19	10.78	(c)	7,908,623	0.81		0.81		1.74		22
Eight months ended 08/31/10	7.79	0.10	(0.28)	(0.18)	(0.08)	—	(0.08)	7.53	(2.40	)(c)	7,560,462	0.78	(e)	0.78	(e)	1.89	(e)	24
Year ended 12/31/09	6.45	0.15	1.34	1.49	(0.15)	—	(0.15)	7.79	23.51	(f)	8,395,716	0.82		0.82		2.15		78
Year ended 12/31/08	8.84	0.20	(2.36)	(2.16)	(0.22)	(0.01)	(0.23)	6.45	(24.78	)(f)	8,214,093	0.79		0.79		2.59		56
Class B
Six months ended 02/28/14	10.22	0.10	0.94	1.04	(0.07)	(0.59)	(0.66)	10.60	10.45	(c)	516,157	1.52	(d)	1.53	(d)	1.89	(d)	28
Year ended 08/31/13	8.87	0.09	1.39	1.48	(0.13)	—	(0.13)	10.22	16.90	(c)	570,146	1.53		1.54		0.99		26
Year ended 08/31/12	8.04	0.15	0.83	0.98	(0.15)	—	(0.15)	8.87	12.36	(c)	739,631	1.02		1.56		1.83		21
Year ended 08/31/11	7.39	0.14	0.65	0.79	(0.14)	—	(0.14)	8.04	10.69	(c)(g)	1,014,527	0.84	(g)	0.98	(g)	1.71	(g)	22
Eight months ended 08/31/10	7.64	0.09	(0.27)	(0.18)	(0.07)	—	(0.07)	7.39	(2.40	)(c)(g)	1,278,734	0.91	(e)(g)	0.91	(e)(g)	1.76	(e)(g)	24
Year ended 12/31/09	6.33	0.14	1.32	1.46	(0.15)	—	(0.15)	7.64	23.48	(h)(i)	1,594,135	0.82	(i)	0.82	(i)	2.16	(i)	78
Year ended 12/31/08	8.68	0.20	(2.32)	(2.12)	(0.22)	(0.01)	(0.23)	6.33	(24.78	)(h)(i)	1,693,758	0.79	(i)	0.79	(i)	2.59	(i)	56
Class C
Six months ended 02/28/14	10.27	0.10	0.94	1.04	(0.07)	(0.59)	(0.66)	10.65	10.40	(c)	1,498,876	1.52	(d)	1.53	(d)	1.89	(d)	28
Year ended 08/31/13	8.91	0.10	1.40	1.50	(0.14)	—	(0.14)	10.27	16.95	(c)	1,284,225	1.53		1.54		0.99		26
Year ended 08/31/12	8.07	0.11	0.83	0.94	(0.10)	—	(0.10)	8.91	11.77	(c)(j)	1,157,325	1.54	(j)	1.54	(j)	1.31	(j)	21
Year ended 08/31/11	7.42	0.09	0.65	0.74	(0.09)	—	(0.09)	8.07	9.95	(c)(j)	1,216,936	1.54	(j)	1.54	(j)	1.01	(j)	22
Eight months ended 08/31/10	7.68	0.06	(0.27)	(0.21)	(0.05)	—	(0.05)	7.42	(2.81	)(c)(j)	1,211,089	1.52	(e)(j)	1.52	(e)(j)	1.15	(e)(j)	24
Year ended 12/31/09	6.36	0.09	1.33	1.42	(0.10)	—	(0.10)	7.68	22.63	(i)(k)	1,375,516	1.56	(i)	1.56	(i)	1.40	(i)	78
Year ended 12/31/08	8.72	0.14	(2.32)	(2.18)	(0.17)	(0.01)	(0.18)	6.36	(25.33	)(i)(k)	1,340,367	1.50	(i)	1.50	(i)	1.88	(i)	56
Class R
Six months ended 02/28/14	10.47	0.13	0.96	1.09	(0.10)	(0.59)	(0.69)	10.87	10.68	(c)	213,050	1.02	(d)	1.03	(d)	2.39	(d)	28
Year ended 08/31/13	9.08	0.15	1.43	1.58	(0.19)	—	(0.19)	10.47	17.57	(c)	193,610	1.03		1.04		1.49		26
Year ended 08/31/12	8.23	0.15	0.85	1.00	(0.15)	—	(0.15)	9.08	12.23	(c)	176,940	1.05		1.06		1.80		21
Year ended 08/31/11	7.57	0.13	0.66	0.79	(0.13)	—	(0.13)	8.23	10.45	(c)	182,135	1.06		1.06		1.49		22
Eight months ended 08/31/10	7.83	0.09	(0.28)	(0.19)	(0.07)	—	(0.07)	7.57	(2.51	)(c)	172,143	1.03	(e)	1.03	(e)	1.64	(e)	24
Year ended 12/31/09	6.48	0.13	1.35	1.48	(0.13)	—	(0.13)	7.83	23.25	(l)	169,713	1.07		1.07		1.88		78
Year ended 12/31/08	8.87	0.18	(2.36)	(2.18)	(0.20)	(0.01)	(0.21)	6.48	(24.89	)(l)	148,399	1.04		1.04		2.35		56
Class Y (m)
Six months ended 02/28/14	10.43	0.15	0.97	1.12	(0.13)	(0.59)	(0.72)	10.83	11.00	(c)	615,697	0.52	(d)	0.53	(d)	2.89	(d)	28
Year ended 08/31/13	9.05	0.20	1.41	1.61	(0.23)	—	(0.23)	10.43	18.10	(c)	477,207	0.53		0.54		1.99		26
Year ended 08/31/12	8.20	0.20	0.84	1.04	(0.19)	—	(0.19)	9.05	12.83	(c)	410,600	0.55		0.56		2.30		21
Year ended 08/31/11	7.54	0.17	0.67	0.84	(0.18)	—	(0.18)	8.20	11.04	(c)	422,009	0.56		0.56		1.99		22
Eight months ended 08/31/10	7.79	0.11	(0.28)	(0.17)	(0.08)	—	(0.08)	7.54	(2.15	)(c)	414,203	0.53	(e)	0.53	(e)	2.15	(e)	24
Year ended 12/31/09	6.45	0.16	1.35	1.51	(0.17)	—	(0.17)	7.79	23.82	(n)	530,010	0.57		0.57		2.34		78
Year ended 12/31/08	8.84	0.22	(2.36)	(2.14)	(0.24)	(0.01)	(0.25)	6.45	(24.60	)(n)	358,154	0.54		0.54		2.85		56
Class R5
Six months ended 02/28/14	10.43	0.16	0.96	1.12	(0.13)	(0.59)	(0.72)	10.83	11.03	(c)	394,977	0.47	(d)	0.48	(d)	2.94	(d)	28
Year ended 08/31/13	9.05	0.20	1.42	1.62	(0.24)	—	(0.24)	10.43	18.17	(c)	241,540	0.47		0.48		2.05		26
Year ended 08/31/12	8.20	0.21	0.84	1.05	(0.20)	—	(0.20)	9.05	12.96	(c)	238,392	0.44		0.44		2.41		21
Year ended 08/31/11	7.54	0.19	0.65	0.84	(0.18)	—	(0.18)	8.20	11.16	(c)	156,096	0.39		0.39		2.16		22
Eight months ended 08/31/10(o)	7.59	0.03	(0.04)	(0.01)	(0.04)	—	(0.04)	7.54	(0.13	)(c)	63,598	0.45	(e)	0.45	(e)	1.79	(e)	24
Class R6
Six months ended 02/28/14	10.43	0.16	0.97	1.13	(0.14)	(0.59)	(0.73)	10.83	11.09	(c)	82,034	0.38	(d)	0.39	(d)	3.03	(d)	28
Year ended 08/31/13(o)	9.27	0.21	1.14	1.35	(0.19)	—	(0.19)	10.43	14.81	(c)	37,884	0.37	(e)	0.38	(e)	2.15	(e)	26

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2011 the portfolio turnover calculation excludes the value of securities purchased of $602,192,170 and sold of $70,835,642 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Balanced Fund and Invesco Basic Balanced into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,284,420, $556,039, $1,402,714, $206,617, $553,438, $307,906 and $62,707 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.28% and 0.38% for the year ended August 31, 2011 and eight months ended August 31, 2010, respectively.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

27                         Invesco Equity and Income Fund

(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99%, 0.97% and 0.99% for the years ended August 31, 2012, August 31, 2011 and the eight months ended August 31, 2010, respectively.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(m)	On June 1, 2010, Class I shares of Van Kampen Equity and Income Fund were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of June 1, 2010 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

28                         Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,107.60	$4.02	$1,020.98	$3.86	0.77%
B	1,000.00	1,104.50	7.93	1,017.26	7.60	1.52
C	1,000.00	1,104.00	7.93	1,017.26	7.60	1.52
R	1,000.00	1,106.80	5.33	1,019.74	5.11	1.02
Y	1,000.00	1,110.00	2.72	1,022.22	2.61	0.52
R5	1,000.00	1,109.20	2.46	1,022.46	2.36	0.47
R6	1,000.00	1,110.90	1.99	1,022.91	1.91	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29                         Invesco Equity and Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 VK-EQI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Invesco Growth and Income Fund

Nasdaq:

A: ACGIX  ■  B: ACGJX  ■  C: ACGKX  ■  R:  ACGLX  ■  Y: ACGMX

■  R5: ACGQX  ■  R6:  GIFFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

18	Financial Highlights

20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.98%
Class B Shares	12.98
Class C Shares	12.55
Class R Shares	12.83
Class Y Shares	13.11
Class R5 Shares	13.14
Class R6 Shares	13.24
S&P 500 Index‚ (Broad Market Index)	15.07
Russell 1000 Value Index■ (Style-Specific Index)	13.46
Lipper Large-Cap Value Funds Index¿ (Peer Group Index)	13.38

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Growth and Income Fund

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.53%
10 Years	6.91
5 Years	20.08
1 Year	17.94

Class B Shares
Inception (8/2/93)	9.83%
10 Years	7.35
5 Years	21.26
1 Year	19.83

Class C Shares
Inception (8/2/93)	9.34%
10 Years	6.73
5 Years	20.56
1 Year	22.87

Class R Shares
Inception (10/1/02)	9.40%
10 Years	7.25
5 Years	21.15
1 Year	24.53

Class Y Shares
Inception (10/19/04)	8.47%
5 Years	21.74
1 Year	25.09

Class R5 Shares
10 Years	7.67%
5 Years	21.79
1 Year	25.22

Class R6 Shares
10 Years	7.58%
5 Years	21.59
1 Year	25.33

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1

Average Annual Total Returns
As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.54%
10 Years	7.21
5 Years	14.72
1 Year	26.48

Class B Shares
Inception (8/2/93)	9.85%
10 Years	7.63
5 Years	15.77
1 Year	28.89

Class C Shares
Inception (8/2/93)	9.37%
10 Years	7.02
5 Years	15.16
1 Year	31.89

Class R Shares
Inception (10/1/02)	9.45%
10 Years	7.54
5 Years	15.73
1 Year	33.55

Class Y Shares
Inception (10/19/04)	8.49%
5 Years	16.30
1 Year	34.17

Class R5 Shares
10 Years	7.97%
5 Years	16.33
1 Year	34.31

Class R6 Shares
10 Years	7.88%
5 Years	16.14
1 Year	34.42

fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.82%, 0.82%, 1.57%, 1.07%, 0.57%, 0.48% and 0.39%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.83%, 0.83%, 1.58%, 1.08%, 0.58%, 0.49%, and 0.40%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2014. See current prospectus for more information.

3                Invesco Growth and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Growth and Income Fund

Schedule of Investments(a)

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.14%
Aerospace & Defense–0.88%
General Dynamics Corp.	731,692	$80,149,542

Agricultural Products–1.08%
Archer-Daniels-Midland Co.	2,438,244	98,992,706

Apparel Retail–0.91%
Abercrombie & Fitch Co.–Class A	2,100,227	83,231,996

Application Software–2.10%
Adobe Systems Inc.(b)	2,804,304	192,403,297

Asset Management & Custody Banks–1.93%
Northern Trust Corp.	1,468,659	90,836,559
State Street Corp.	1,308,676	85,940,753
		176,777,312

Automobile Manufacturers–1.25%
General Motors Co.	3,159,842	114,386,280

Biotechnology–1.71%
Amgen Inc.	1,261,064	156,397,157

Building Products–0.29%
Allegion PLC(b)	490,884	26,679,545

Cable & Satellite–3.51%
Comcast Corp.–Class A	3,468,047	179,263,349
Time Warner Cable Inc.	1,015,057	142,463,250
		321,726,599

Construction & Farm Machinery & Heavy Trucks–1.20%
Caterpillar Inc.	1,132,188	109,788,270

Consumer Finance–0.25%
Santander Consumer USA Holdings Inc.(b)	903,881	22,895,306

Diversified Banks–2.27%
Comerica Inc.	2,062,023	99,348,268
Wells Fargo & Co.	2,333,070	108,301,110
		207,649,378

Diversified Chemicals–1.32%
Dow Chemical Co. (The)	2,477,537	120,680,827

Diversified Metals & Mining–0.64%
Freeport-McMoRan Copper & Gold Inc.	1,807,287	58,953,702

Electric Utilities–1.34%
Edison International	855,150	44,784,206
Pinnacle West Capital Corp.	1,396,020	77,688,513
		122,472,719

Electronic Components–1.23%
Corning Inc.	5,847,411	112,679,610

	Shares	Value
Food Distributors–0.75%
Sysco Corp.	1,902,369	$68,523,331

Health Care Equipment–1.54%
Medtronic, Inc.	2,377,498	140,890,532

Hotels, Resorts & Cruise Lines–1.53%
Carnival Corp.	3,542,078	140,478,814

Household Products–1.50%
Procter & Gamble Co. (The)	1,746,367	137,369,228

Industrial Conglomerates–2.15%
General Electric Co.	7,746,707	197,308,627

Industrial Machinery–0.79%
Ingersoll-Rand PLC	1,189,408	72,720,405

Insurance Brokers–3.42%
Aon PLC (United Kingdom)	1,006,573	86,162,649
Marsh & McLennan Cos., Inc.	3,547,637	170,854,198
Willis Group Holdings PLC	1,370,602	56,413,978
		313,430,825

Integrated Oil & Gas–4.75%
Occidental Petroleum Corp.	1,118,792	107,985,804
Royal Dutch Shell PLC–Class A (United Kingdom)	4,930,822	179,606,917
Total S.A. (France)	2,267,961	147,045,491
		434,638,212

Integrated Telecommunication Services–1.59%
Koninklijke (Royal) KPN N.V. (Netherlands)(b)	3,693,112	13,153,926
Orange S.A. (France)	1,064,070	13,254,551
Telecom Italia S.p.A. (Italy)	10,088,638	11,448,636
Telefonica S.A. (Spain)	984,678	15,074,483
Verizon Communications Inc.	1,944,646	92,526,277
		145,457,873

Internet Software & Services–2.46%
eBay Inc.(b)	3,838,428	225,584,414

Investment Banking & Brokerage–4.87%
Charles Schwab Corp. (The)	5,821,952	154,339,948
Goldman Sachs Group, Inc. (The)	484,599	80,661,504
Morgan Stanley	6,848,963	210,948,060
		445,949,512

IT Consulting & Other Services–1.18%
Amdocs Ltd.	2,429,728	108,074,301

Managed Health Care–2.88%
Cigna Corp.	887,528	70,638,354
UnitedHealth Group Inc.	1,162,338	89,813,857
WellPoint, Inc.	1,144,037	103,638,312
		264,090,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Growth and Income Fund

	Shares	Value
Movies & Entertainment–2.97%
Time Warner Inc.	839,189	$56,334,758
Viacom Inc.–Class B	2,456,047	215,469,003
		271,803,761

Multi-Utilities–0.57%
PG&E Corp.	1,194,141	52,613,852

Oil & Gas Equipment & Services–2.03%
Baker Hughes Inc.	2,115,080	133,842,262
Halliburton Co.	909,886	51,863,502
		185,705,764

Oil & Gas Exploration & Production–3.24%
Anadarko Petroleum Corp.	1,075,750	90,535,120
Apache Corp.	1,109,094	87,940,064
Canadian Natural Resources Ltd. (Canada)	3,235,226	118,398,986
		296,874,170

Other Diversified Financial Services–9.20%
Bank of America Corp.	5,364,451	88,674,375
Citigroup Inc.	6,414,052	311,915,349
ING US Inc.	1,528,206	54,816,749
JPMorgan Chase & Co.	6,822,213	387,638,143
		843,044,616

Packaged Foods & Meats–2.42%
Mondelez International Inc.–Class A	4,735,034	161,133,207
Unilever N.V.–New York Shares (Netherlands)	1,529,702	60,515,011
		221,648,218

Personal Products–1.71%
Avon Products, Inc.	10,123,178	156,605,564

Pharmaceuticals–6.35%
Bristol-Myers Squibb Co.	1,667,606	89,667,175
Eli Lilly and Co.	1,510,758	90,056,284
Merck & Co., Inc.	3,127,746	178,250,245
Novartis AG (Switzerland)	1,446,008	120,553,459
Novartis AG–ADR (Switzerland)	119,384	9,930,361
Pfizer Inc.	2,914,974	93,599,815
		582,057,339

Property & Casualty Insurance–0.61%
Chubb Corp. (The)	633,024	55,376,940

Publishing–0.60%
Thomson Reuters Corp.	1,603,067	55,018,557

	Shares	Value
Railroads–0.91%
CSX Corp.	2,991,095	$82,883,242

Regional Banks–3.82%
BB&T Corp.	2,532,770	95,738,706
Fifth Third Bancorp	3,596,979	78,036,459
PNC Financial Services Group, Inc. (The)	2,158,019	176,482,794
		350,257,959

Security & Alarm Services–2.11%
ADT Corp. (The)	2,346,646	72,065,499
Tyco International Ltd.	2,880,405	121,495,483
		193,560,982

Semiconductor Equipment–2.11%
Applied Materials, Inc.	10,203,405	193,456,559

Semiconductors–1.41%
Broadcom Corp.–Class A	1,043,299	31,006,846
Texas Instruments Inc.	2,190,533	98,486,364
		129,493,210

Specialized Finance–0.69%
CME Group Inc.–Class A	853,896	63,034,603

Specialty Chemicals–0.72%
PPG Industries, Inc.	335,392	66,347,245

Systems Software–2.33%
Microsoft Corp.	2,616,008	100,219,266
Symantec Corp.	5,285,970	113,542,636
		213,761,902

Wireless Telecommunication Services–1.02%
Vodafone Group PLC–ADR (United Kingdom)	2,243,416	93,258,796
Total Common Stocks & Other Equity Interests (Cost $6,231,130,858)		8,807,184,122

Money Market Funds–4.02%
Liquid Assets Portfolio–Institutional Class(c)	184,274,740	184,274,740
Premier Portfolio– Institutional Class(c)	184,274,741	184,274,741
Total Money Market Funds (Cost $368,549,481)		368,549,481
TOTAL INVESTMENTS–100.16% (Cost $6,599,680,339)		9,175,733,603
OTHER ASSETS LESS LIABILITIES–(0.16)%		(14,674,831)
NET ASSETS–100.00%		$9,161,058,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Growth and Income Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2014

Financials	27.0%
Information Technology	12.8
Health Care	12.5
Consumer Discretionary	10.8
Energy	10.0
Industrials	8.3
Consumer Staples	7.5
Materials	2.7
Telecommunication Services	2.6
Utilities	1.9
Money Market Funds Plus Other Assets Less Liabilities	3.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $6,231,130,858)	$8,807,184,122
Investments in affiliated money market funds, at value and cost	368,549,481
Total investments, at value (Cost $6,599,680,339)	9,175,733,603
Foreign currencies, at value (Cost $74)	74
Receivable for:
Fund shares sold	13,419,582
Dividends	41,499,180
Investment for trustee deferred compensation and retirement plans	585,904
Other assets	66,432
Total assets	9,231,304,775

Liabilities:
Payable for:
Investments purchased	9,696,753
Fund shares reacquired	45,067,090
Forward foreign currency contracts outstanding	8,532,705
Accrued fees to affiliates	5,875,324
Accrued trustees’ and officers’ fees and benefits	16,418
Accrued other operating expenses	339,614
Trustee deferred compensation and retirement plans	718,099
Total liabilities	70,246,003
Net assets applicable to shares outstanding	$9,161,058,772

Net assets consist of:
Shares of beneficial interest	$6,325,677,843
Undistributed net investment income	96,491,505
Undistributed net realized gain	171,296,667
Net unrealized appreciation	2,567,592,757
$9,161,058,772

Net Assets:
Class A	$5,148,275,937
Class B	$94,894,726
Class C	$322,309,789
Class R	$186,424,534
Class Y	$2,044,396,848
Class R5	$854,794,579
Class R6	$509,962,359

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	188,582,044
Class B	3,500,901
Class C	11,923,845
Class R	6,826,798
Class Y	74,825,150
Class R5	31,256,641
Class R6	18,641,074
Class A:
Net asset value and offering price per share	$27.30
Maximum offering price per share
(Net asset value of $27.30 ÷ 94.50%)	$28.89
Class B:
Net asset value and offering price per share	$27.11
Class C:
Net asset value and offering price per share	$27.03
Class R:
Net asset value and offering price per share	$27.31
Class Y:
Net asset value and offering price per share	$27.32
Class R5:
Net asset value and offering price per share	$27.35
Class R6:
Net asset value and offering price per share	$27.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,748,154)	$162,501,317
Dividends from affiliated money market funds	86,095
Total investment income	162,587,412

Expenses:
Advisory fees	15,450,517
Administrative services fees	368,866
Custodian fees	154,012
Distribution fees:
Class A	6,260,057
Class B	125,366
Class C	1,536,917
Class R	447,477
Transfer agent fees — A, B, C, R and Y	7,301,808
Transfer agent fees — R5	392,708
Transfer agent fees — R6	11,737
Trustees’ and officers’ fees and benefits	241,778
Other	616,647
Total expenses	32,907,890
Less: Fees waived and expense offset arrangement(s)	(244,997)
Net expenses	32,662,893
Net investment income	129,924,519

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	312,975,378
Foreign currencies	29,726
Forward foreign currency contracts	(5,455,502)
307,549,602
Change in net unrealized appreciation (depreciation) of:
Investment securities	635,406,619
Foreign currencies	71,060
Forward foreign currency contracts	(10,166,943)
625,310,736
Net realized and unrealized gain	932,860,338
Net increase in net assets resulting from operations	$1,062,784,857

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income	$129,924,519	$108,443,047
Net realized gain	307,549,602	349,587,687
Change in net unrealized appreciation	625,310,736	1,112,776,078
Net increase in net assets resulting from operations	1,062,784,857	1,570,806,812

Distributions to shareholders from net investment income:
Class A	(36,226,540)	(67,443,335)
Class B	(733,633)	(1,795,917)
Class C	(1,064,124)	(2,104,718)
Class R	(1,067,997)	(1,994,383)
Class Y	(16,265,266)	(28,763,044)
Class R5	(6,912,979)	(11,863,944)
Class R6	(3,353,158)	(2,246,832)
Total distributions from net investment income	(65,623,697)	(116,212,173)

Distributions to shareholders from net realized gains:
Class A	(117,716,443)	—
Class B	(2,338,436)	—
Class C	(7,258,150)	—
Class R	(4,191,643)	—
Class Y	(45,186,746)	—
Class R5	(18,438,457)	—
Class R6	(8,430,934)	—
Total distributions from net realized gains	(203,560,809)	—

Share transactions–net:
Class A	(74,619,464)	(374,596,526)
Class B	(16,145,349)	(45,861,702)
Class C	5,012,585	(17,556,960)
Class R	(545,976)	(7,843,983)
Class Y	42,944,230	(1,106,001)
Class R5	65,131,932	(101,402,342)
Class R6	135,937,562	308,180,509
Net increase (decrease) in net assets resulting from share transactions	157,715,520	(240,187,005)
Net increase in net assets	951,315,871	1,214,407,634

Net assets:
Beginning of period	8,209,742,901	6,995,335,267
End of period (includes undistributed net investment income of $96,491,505 and $32,190,683, respectively)	$9,161,058,772	$8,209,742,901

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to

10                         Invesco Growth and Income Fund

contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

11                         Invesco Growth and Income Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12                         Invesco Growth and Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2014, the Adviser waived advisory fees of $242,796.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $277,781 in front-end sales commissions from the sale of Class A shares and $796, $18,147 and $3,328 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2014, the Fund incurred $24,253 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Growth and Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,675,596,140	$500,137,463	$—	$9,175,733,603
Forward Foreign Currency Contracts*	—	(8,532,705)	—	(8,532,705)
Total Investments	$8,675,596,140	$491,604,758	$—	$9,167,200,898

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency Risk
Forward Foreign Currency Contracts(a)	$—	$(8,532,705)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended February 28, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts*
Realized Gain (Loss)
Currency Risk	$(5,455,502)
Change in Unrealized Appreciation (Depreciation)
Currency Risk	(10,166,943)
Total	$(15,622,445)

*	The average notional value of forward foreign currency contracts outstanding during the period was $551,202,067.

14                         Invesco Growth and Income Fund

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/21/14	Bank of New York Mellon (The)	CAD	73,542,382	USD	66,286,048	$66,385,980	$(99,932)
03/21/14	State Street Bank & Trust Co.	CAD	66,425,676	USD	59,912,850	59,961,800	(48,950)
03/21/14	Bank of New York Mellon (The)	CHF	41,719,513	USD	46,652,032	47,448,815	(796,783)
03/21/14	State Street Bank & Trust Co.	CHF	43,083,855	USD	48,161,902	49,000,521	(838,619)
03/21/14	Bank of New York Mellon (The)	EUR	51,484,857	USD	70,397,304	71,065,413	(668,109)
03/21/14	State Street Bank & Trust Co.	EUR	81,171,673	USD	110,990,087	112,042,624	(1,052,537)
03/21/14	Bank of New York Mellon (The)	GBP	65,862,647	USD	108,011,448	110,271,788	(2,260,340)
03/21/14	State Street Bank & Trust Co.	GBP	80,638,565	USD	132,243,215	135,010,650	(2,767,435)
Total forward foreign currency contracts							$(8,532,705)

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 28, 2014.

Liabilities:
	Gross amounts presented in Consolidated	Gross amounts offset in Consolidated	Net amounts of liabilities presented in Consolidated	Collateral Pledged
Counterparty	Statement of Assets & Liabilities	Statement of Assets & Liabilities	Statement of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$(3,825,164)	$—	$(3,825,164)	$—	$—	$(3,825,164)
State Street Bank & Trust Co.	(4,707,541)	—	(4,707,541)	—	—	(4,707,541)
Total	$(8,532,705)	$—	$(8,532,705)	$—	$—	$(8,532,705)

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2014, the Fund engaged in securities purchases of $3,466,198.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,201.

15                         Invesco Growth and Income Fund

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$3,545,948	$—	$3,545,948

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $1,223,456,498 and $1,327,408,263, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,662,157,961
Aggregate unrealized (depreciation) of investment securities	(91,808,406)
Net unrealized appreciation of investment securities	$2,570,349,555

Cost of investments for tax purposes is $6,605,384,048.

16                         Invesco Growth and Income Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	12,094,602	$317,822,775	21,889,645	$507,265,364
Class B	37,092	971,217	80,985	1,873,907
Class C	631,744	16,545,199	893,335	20,882,198
Class R	889,748	23,629,341	1,604,065	37,088,413
Class Y	9,446,105	250,410,992	16,183,091	373,292,940
Class R5	4,976,517	132,095,213	11,429,384	261,754,743
Class R6(b)	5,908,666	154,650,212	14,418,821	332,177,637

Issued as reinvestment of dividends:
Class A	5,646,390	146,726,241	2,888,899	63,304,665
Class B	113,853	2,938,126	78,113	1,692,792
Class C	294,283	7,584,244	87,511	1,872,237
Class R	202,226	5,258,835	91,211	1,994,223
Class Y	2,275,123	59,146,297	1,250,788	27,518,735
Class R5	974,391	25,350,913	539,320	11,863,653
Class R6	452,926	11,784,092	97,673	2,246,832

Automatic conversion of Class B shares to Class A shares:
Class A	493,430	13,133,008	1,358,676	30,970,994
Class B	(496,884)	(13,133,008)	(1,368,129)	(30,970,994)

Reacquired:
Class A	(20,912,212)	(552,301,488)	(43,134,152)	(976,137,549)
Class B	(263,084)	(6,921,684)	(822,250)	(18,457,407)
Class C	(729,600)	(19,116,858)	(1,805,148)	(40,311,395)
Class R	(1,111,931)	(29,434,152)	(2,054,646)	(46,926,619)
Class Y	(10,125,837)	(266,613,059)	(17,592,305)	(401,917,676)
Class R5	(3,486,291)	(92,314,194)	(17,151,492)	(375,020,738)
Class R6	(1,156,214)	(30,496,742)	(1,080,798)	(26,243,960)
Net increase (decrease) in share activity	6,155,043	$157,715,520	(12,117,403)	$(240,187,005)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own, in the aggregate, 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

17                         Invesco Growth and Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 02/28/14	$24.92	$0.38	(c)	$2.81	$3.19	$(0.19)	$(0.62)	$(0.81)	$27.30	12.98	%(d)	$5,148,276	0.82	%(e)	0.83	%(e)	2.91	%(c)(e)	15%
Year ended 08/31/13	20.48	0.31		4.47	4.78	(0.34)	—	(0.34)	24.92	23.57	(d)	4,766,860	0.81		0.82		1.37		29
Year ended 08/31/12	18.01	0.32		2.42	2.74	(0.27)	—	(0.27)	20.48	15.33	(d)	4,266,135	0.83		0.84		1.66		25
Year ended 08/31/11	16.06	0.24		1.91	2.15	(0.20)	—	(0.20)	18.01	13.37	(d)	4,149,537	0.83		0.84		1.23		23
Nine months ended 08/31/10	17.19	0.18		(1.13)	(0.95)	(0.18)	—	(0.18)	16.06	(5.60	)(d)	4,122,779	0.74	(f)	0.74	(f)	1.36	(f)	23
Year ended 11/30/09	13.87	0.23		3.34	3.57	(0.25)	—	(0.25)	17.19	26.24	(g)	4,496,159	0.88		0.88		1.58		51
Year ended 11/30/08	22.72	0.33		(7.86)	(7.53)	(0.37)	(0.95)	(1.32)	13.87	(35.05	)(g)	4,416,052	0.79		0.79		1.78		42
Class B
Six months ended 02/28/14	24.75	0.38	(c)	2.79	3.17	(0.19)	(0.62)	(0.81)	27.11	12.98	(d)(h)	94,895	0.82	(e)(h)	0.83	(e)(h)	2.91	(c)(e)(h)	15
Year ended 08/31/13	20.34	0.31		4.44	4.75	(0.34)	—	(0.34)	24.75	23.57	(d)(h)	101,723	0.81	(h)	0.82	(h)	1.37	(h)	29
Year ended 08/31/12	17.88	0.31		2.41	2.72	(0.26)	—	(0.26)	20.34	15.37	(d)(h)	124,930	0.81	(h)	0.82	(h)	1.68	(h)	25
Year ended 08/31/11	15.93	0.23		1.90	2.13	(0.18)	—	(0.18)	17.88	13.36	(d)(h)	173,129	0.83	(h)	0.84	(h)	1.23	(h)	23
Nine months ended 08/31/10	17.05	0.16		(1.12)	(0.96)	(0.16)	—	(0.16)	15.93	(5.69	)(d)(h)	231,193	0.89	(f)(h)	0.89	(f)(h)	1.21	(f)(h)	23
Year ended 11/30/09	13.76	0.22		3.32	3.54	(0.25)	—	(0.25)	17.05	26.32	(i)(j)	320,577	0.89	(j)	0.89	(j)	1.59	(j)	51
Year ended 11/30/08	22.57	0.32		(7.81)	(7.49)	(0.37)	(0.95)	(1.32)	13.76	(35.09	)(i)(j)	365,277	0.84	(j)	0.84	(j)	1.72	(j)	42
Class C
Six months ended 02/28/14	24.68	0.28	(c)	2.78	3.06	(0.09)	(0.62)	(0.71)	27.03	12.55	(d)	322,310	1.57	(e)	1.58	(e)	2.16	(c)(e)	15
Year ended 08/31/13	20.29	0.14		4.42	4.56	(0.17)	—	(0.17)	24.68	22.63	(d)	289,458	1.56		1.57		0.62		29
Year ended 08/31/12	17.84	0.18		2.40	2.58	(0.13)	—	(0.13)	20.29	14.53	(d)(k)	254,679	1.55	(k)	1.56	(k)	0.94	(k)	25
Year ended 08/31/11	15.91	0.09		1.90	1.99	(0.06)	—	(0.06)	17.84	12.52	(d)(k)	258,606	1.57	(k)	1.58	(k)	0.49	(k)	23
Nine months ended 08/31/10	17.03	0.08		(1.12)	(1.04)	(0.08)	—	(0.08)	15.91	(6.13	)(d)	269,051	1.49	(f)	1.49	(f)	0.61	(f)	23
Year ended 11/30/09	13.74	0.12		3.32	3.44	(0.15)	—	(0.15)	17.03	25.36	(j)(l)	316,283	1.62	(j)	1.62	(j)	0.84	(j)	51
Year ended 11/30/08	22.53	0.20		(7.81)	(7.61)	(0.23)	(0.95)	(1.18)	13.74	(35.54	)(j)(l)	301,306	1.51	(j)	1.51	(j)	1.06	(j)	42
Class R
Six months ended 02/28/14	24.93	0.35	(c)	2.81	3.16	(0.16)	(0.62)	(0.78)	27.31	12.83	(d)	186,425	1.07	(e)	1.08	(e)	2.66	(c)(e)	15
Year ended 08/31/13	20.49	0.25		4.47	4.72	(0.28)	—	(0.28)	24.93	23.26	(d)	170,691	1.06		1.07		1.12		29
Year ended 08/31/12	18.02	0.27		2.42	2.69	(0.22)	—	(0.22)	20.49	15.03	(d)	147,659	1.08		1.09		1.41		25
Year ended 08/31/11	16.07	0.19		1.92	2.11	(0.16)	—	(0.16)	18.02	13.08	(d)	147,453	1.08		1.09		0.98		23
Nine months ended 08/31/10	17.19	0.14		(1.11)	(0.97)	(0.15)	—	(0.15)	16.07	(5.72	)(d)	122,188	0.99	(f)	0.99	(f)	1.11	(f)	23
Year ended 11/30/09	13.87	0.18		3.35	3.53	(0.21)	—	(0.21)	17.19	26.00	(m)	107,371	1.13		1.13		1.29		51
Year ended 11/30/08	22.73	0.29		(7.88)	(7.59)	(0.32)	(0.95)	(1.27)	13.87	(35.25	)(m)	78,522	1.04		1.04		1.53		42
Class Y
Six months ended 02/28/14	24.94	0.41	(c)	2.81	3.22	(0.22)	(0.62)	(0.84)	27.32	13.11	(d)	2,044,397	0.57	(e)	0.58	(e)	3.16	(c)(e)	15
Year ended 08/31/13	20.50	0.37		4.47	4.84	(0.40)	—	(0.40)	24.94	23.86	(d)	1,826,646	0.56		0.57		1.62		29
Year ended 08/31/12	18.03	0.36		2.42	2.78	(0.31)	—	(0.31)	20.50	15.60	(d)	1,504,586	0.58		0.59		1.91		25
Year ended 08/31/11	16.08	0.28		1.92	2.20	(0.25)	—	(0.25)	18.03	13.64	(d)	1,544,968	0.58		0.59		1.48		23
Nine months ended 08/31/10	17.21	0.21		(1.13)	(0.92)	(0.21)	—	(0.21)	16.08	(5.41	)(d)	1,206,652	0.49	(f)	0.49	(f)	1.61	(f)	23
Year ended 11/30/09	13.88	0.26		3.35	3.61	(0.28)	—	(0.28)	17.21	26.60	(n)	1,095,692	0.63		0.63		1.81		51
Year ended 11/30/08	22.74	0.38		(7.87)	(7.49)	(0.42)	(0.95)	(1.37)	13.88	(34.90	)(n)	844,058	0.54		0.54		2.04		42
Class R5
Six months ended 02/28/14	24.97	0.43	(c)	2.81	3.24	(0.24)	(0.62)	(0.86)	27.35	13.14	(d)	854,795	0.48	(e)	0.49	(e)	3.25	(c)(e)	15
Year ended 08/31/13	20.53	0.39		4.47	4.86	(0.42)	—	(0.42)	24.97	23.96	(d)	718,816	0.47		0.48		1.71		29
Year ended 08/31/12	18.05	0.39		2.43	2.82	(0.34)	—	(0.34)	20.53	15.80	(d)	697,346	0.46		0.47		2.03		25
Year ended 08/31/11	16.08	0.32		1.92	2.24	(0.27)	—	(0.27)	18.05	13.87	(d)	307,338	0.39		0.40		1.67		23
Nine months ended 08/31/10(o)	16.48	0.05		(0.39)	(0.34)	(0.06)	—	(0.06)	16.08	(2.05	)(d)	41,861	0.45	(f)	0.45	(f)	1.31	(f)	23
Class R6
Six months ended 02/28/14	24.97	0.44	(c)	2.82	3.26	(0.25)	(0.62)	(0.87)	27.36	13.24	(d)	509,962	0.38	(e)	0.39	(e)	3.35	(c)(e)	15
Year ended 08/31/13(o)	21.23	0.43		3.66	4.09	(0.35)	—	(0.35)	24.97	19.45	(d)	335,549	0.38	(f)	0.39	(f)	1.80	(f)	29

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2011, the portfolio calculation excludes the value of securities purchased of $138,016,999 and sold of $13,000,923 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Fundamental Value Fund & Invesco Large Cap Relative Value Fund into the Fund.
(c)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.17 and 1.27%, $0.17 and 1.27%, $0.07 and 0.52%, $0.14 and 1.02%, $0.20 and 1.52%, $0.22 and 1.61% and $0.23 and 1.71% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,053,592, $101,124, $309,931, $180,474, $1,939,884, $797,968 and $411,920 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.23%, 0.25% and 0.40% for the six months ended February 28, 2014, the years ended August 31, 2013, 2012 and 2011 and the nine months ended August 31, 2010, respectively.

18                         Invesco Growth and Income Fund

(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% and 0.99% for the years ended August 31, 2012 and 2011, respectively.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of June 1, 2010 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

19                         Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,129.80	$4.33	$1,020.73	$4.11	0.82%
B	1,000.00	1,129.80	4.33	1,020.73	4.11	0.82
C	1,000.00	1,125.50	8.27	1,017.01	7.85	1.57
R	1,000.00	1,128.30	5.65	1,019.49	5.36	1.07
Y	1,000.00	1,131.10	3.01	1,021.97	2.86	0.57
R5	1,000.00	1,131.40	2.54	1,022.41	2.41	0.48
R6	1,000.00	1,132.40	2.01	1,022.91	1.91	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Growth and Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	VK-GRI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Invesco Pennsylvania Tax Free Income Fund
Nasdaq:
A: VKMPX ■ B: VKPAX ■ C: VKPCX ■ Y: VKPYX

2                Fund Performance

4                Letters to Shareholders

5                Schedule of Investments

10              Financial Statements

12              Notes to Financial Statements

18              Financial Highlights

19              Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.45%
Class B Shares	5.51
Class C Shares	5.12
Class Y Shares	5.64
S&P Municipal Bond Index‚ (Broad Market Index)*	6.09
Barclays Municipal Bond Index■ (Former Broad Market Index)	5.71
Barclays Pennsylvania Municipal Index¿ (Style-Specific Index)	5.79
Lipper Pennsylvania Municipal Debt Funds Index■ (Peer Group Index)**	6.14

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.;

                  ¿Barclays via FactSet Research Systems Inc.

*	The Fund has elected to use the S&P Municipal Bond Index to represent its broad-based securities market benchmark rather than the Barclays Municipal Bond Index because the S&P Municipal Bond Index more closely reflects the performance of the broad US municipal bond market.
**	The Fund has elected to use three benchmark indexes: the S&P Municipal Bond Index, the Barclays Pennsylvania Municipal Index and the Lipper Pennsylvania Municipal Debt Funds Index. The Lipper Pennsylvania Municipal Debt Funds Index is the peer group benchmark and is the proxy that most appropriately reflects the Fund’s investable universe.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

    The Barclays Pennsylvania Municipal Index is an unmanaged index considered representative of Pennsylvania investment-grade municipal bonds.

    The Lipper Pennsylvania Municipal Debt Funds Index is an unmanaged index considered representative of funds that limit assets to those securities that are exempt from taxation in Pennsylvania.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Pennsylvania Tax Free Income Fund

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (5/1/87)	5.64%
10 Years	2.87
5 Years	5.80
1 Year	-7.56

Class B Shares
Inception (5/3/93)	4.09%
10 Years	2.94
5 Years	6.36
1 Year	-8.03

Class C Shares
Inception (8/13/93)	3.50%
10 Years	2.56
5 Years	5.93
1 Year	-5.04

Class Y Shares
10 Years	3.43%
5 Years	6.94
1 Year	-3.15

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen Pennsylvania Tax Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen Pennsylvania Tax Free Income Fund (renamed Invesco Pennsylvania Tax Free Income Fund). Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco Pennsylvania Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/87)	5.53%
10 Years	2.70
5 Years	6.46
1 Year	-10.13

Class B Shares
Inception (5/3/93)	3.93%
10 Years	2.73
5 Years	6.95
1 Year	-10.68

Class C Shares
Inception (8/13/93)	3.34%
10 Years	2.39
5 Years	6.58
1 Year	-7.78

Class Y Shares
10 Years	3.25%
5 Years	7.59
1 Year	-5.89

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.03%, 1.03%, 1.78% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Pennsylvania Tax Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Pennsylvania Tax Free Income Fund

Schedule of Investments

February 28, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.06%
Pennsylvania–96.79%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$1,000	$992,830
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS–AMBAC)(a)	5.50%	03/01/20	1,750	2,049,722
Series 2011 A, University RB	5.50%	03/01/31	550	606,876
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,014,180
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,433,904
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	1,250	1,386,550
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	960,919
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,252,074
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (CEP–GNMA)(b)	5.00%	05/01/35	870	877,786
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	12/01/33	500	533,015
Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	11/01/28	1,500	1,537,800
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/17	700	690,340
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC–Citibank, N.A.)(c)(d)	0.04%	03/19/14	500	500,000
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR(e)	2.70%	04/02/18	230	231,373
Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS–AGM)(a)	5.55%	11/15/31	1,390	1,536,756
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(b)	6.13%	11/01/34	450	416,021
Berks (County of) Municipal Authority (Albright College); Series 2004, RB	5.50%	10/01/18	1,895	1,904,096
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	1,000	1,032,790
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	01/15/26	1,000	1,091,820
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	1,921,280
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	1,100	1,159,048
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2009, RB(e)(f)	6.13%	11/15/14	1,000	1,042,890
Series 2011, RB	6.25%	11/15/41	500	550,635
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	517,235
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	920,835
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	250	229,998
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/42	1,000	996,270
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	870	879,727
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	786,345
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	1,003,610
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	1,028,560
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,406,642
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	1,000	1,000,070
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS–Radian)(a)	5.75%	07/01/23	220	220,271
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	175	176,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS–NATL)(a)(b)	5.00%	11/01/38	$1,500	$1,516,590
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/25	540	573,653
Series 2012, Ref. RB	5.00%	01/01/27	535	556,282
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,048,130
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	3,535	3,974,153
Series 2002, RB	5.75%	07/01/32	1,000	1,102,650
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS–AGM)(a)	5.00%	07/01/24	1,000	1,092,760
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/35	500	485,910
Series 2013, RB	5.00%	07/01/45	750	704,850
Erie (City of) Higher Education Building Authority (Mercyhurst College);
Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,001,250
Series 2008, College RB	5.50%	03/15/38	500	513,620
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,032,710
Geisinger Authority (Geisinger Health System Foundation);
Series 2011 A-1, Health System RB	5.13%	06/01/41	500	523,070
Series 2011 C, VRD Health System RB(d)	0.03%	06/01/41	750	750,000
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	350	353,297
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB	5.00%	07/01/42	1,000	1,029,670
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/38	930	967,451
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	825	713,559
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB(g)	6.00%	11/01/23	1,760	704,176
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	796,530
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,298,125
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.13%	01/01/37	1,500	1,522,260
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	1,400	1,469,412
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2009 A-1, RB	6.25%	11/15/29	1,000	1,112,220
Series 2012, Ref. RB	5.00%	11/15/28	900	925,569
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,645,410
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	526,755
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,100	1,110,208
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,088,290
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	1,023,770
Series 2010 C, Hospital RB(e)	4.50%	08/15/16	1,000	1,070,980
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/32	535	496,715
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	500	522,980
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB(b)	5.00%	11/01/41	1,200	1,232,640
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,015,060
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB(e)	2.55%	12/03/18	1,500	1,502,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB(b)	5.10%	10/01/27	$1,300	$1,348,087
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/42	535	502,445
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB	5.88%	07/01/38	750	750,360
Series 2010, RB	6.00%	07/01/43	500	502,595
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	1,180	1,188,590
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	1,300	1,254,994
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University);
Series 2010 A, RB	5.00%	11/01/34	500	519,650
Series 2010 A, RB	5.00%	11/01/40	500	512,940
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	1,170	1,227,470
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB(h)	5.00%	07/15/38	4,700	4,918,550
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	1,000	919,160
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB	5.50%	06/01/33	1,000	1,093,580
Series 2009 C, Sub. Conv. CAB RB (INS–AGM)(a)(i)	6.25%	06/01/33	2,000	2,101,160
Series 2009 E, Sub. Conv. CAB RB(i)	6.38%	12/01/38	1,435	1,380,700
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	522,190
Series 2010 A-2, Motor License Fund Special Conv. CAB RB(i)	5.50%	12/01/34	1,000	971,940
Series 2010 B 2, Conv. CAB RB(i)	5.00%	12/01/30	625	604,500
Series 2010 B 2, Conv. CAB RB(i)	5.13%	12/01/35	500	476,510
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2002 B, VRD RB(d)	0.03%	07/01/25	700	700,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,538,940
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/43	585	531,812
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/42	1,000	1,000,560
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/33	875	881,886
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,137,213
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	745,346
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	750	768,848
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(j)	6.50%	06/15/33	945	952,144
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB(g)	5.25%	09/01/31	1,250	487,475
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB(b)	7.75%	12/01/17	2,505	2,511,939
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,000	1,028,760
Series 2005 A, Airport RB (INS–NATL)(a)(b)	5.00%	06/15/25	1,000	1,047,080
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.50%	08/01/24	1,000	1,123,260
Series 2010 C, Water & Wastewater RB (INS–AGM)(a)	5.00%	08/01/35	1,250	1,316,187
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	555,400
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(a)	5.13%	09/01/23	1,500	1,714,365
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/31	1,000	1,064,000
Pittsburgh (City of) Water & Sewer Authority; Series 2013 A, Ref. First Lien RB	5.00%	09/01/31	500	539,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Radnor Township School District;
Series 2005 B, Unlimited Tax GO Bonds(e)(f)	5.00%	08/15/15	$435	$465,572
Series 2005 B, Unlimited Tax GO Bonds(e)(f)	5.00%	08/15/15	130	139,136
Series 2005 B, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	02/15/35	435	456,080
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS–AGC)(a)	5.00%	11/15/33	1,000	1,035,390
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB(b)	5.00%	01/01/27	750	772,643
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	1,000	1,146,760
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	534,290
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB(e)	5.45%	07/01/17	1,425	1,414,227
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group);
Series 2005 A, Retirement Community RB(e)(f)	5.75%	01/01/16	2,500	2,738,600
Series 2005 A, Retirement Community RB(e)(f)	5.88%	01/01/16	900	987,948
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/31	750	802,800
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	881,407
				123,707,259

Guam–3.18%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,324,812
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	410	421,185
Series 2012 A, Ref. RB	5.00%	10/01/34	520	518,981
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	1,008,660
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	797,607
				4,071,245

Virgin Islands–1.05%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	828,368
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	513,100
				1,341,468

Puerto Rico–1.04%
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS–AMBAC)(a)	5.50%	07/01/28	600	491,934
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB(i)	6.25%	08/01/33	1,065	578,050
Series 2011 C, RB	5.25%	08/01/40	310	260,341
				1,330,325
TOTAL INVESTMENTS(k)–102.06% (Cost $127,500,216)				130,450,297
FLOATING RATE NOTE OBLIGATIONS–(2.45)%
Note with an interest and fee rate of 0.56% at 02/28/14 and contractual maturity of collateral of 07/15/38 (See Note 1K)(l)				(3,135,000)
OTHER ASSETS LESS LIABILITIES–0.39%				496,537
NET ASSETS–100.00%				$127,811,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pennsylvania Tax Free Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at February 28, 2014 was $1,191,651, which represented less than 1% of the Fund’s Net Assets.
(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1K.
(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2014 represented less than 1% of the Fund’s Net Assets.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.6%

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2014. At February 28, 2014, the Fund’s investments with a value of $4,918,550 are held by Dealer Trusts and serve as collateral for the $3,135,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

As of February 28, 2014

Revenue Bonds	87.8%
General Obligation Bonds	6.6
Advanced Refunded	4.1
Other	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pennsylvania Tax Free Income Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $127,500,216)	$130,450,297
Receivable for:
Fund shares sold	27,996
Interest	1,538,849
Investment for trustee deferred compensation and retirement plans	29,301
Other assets	3,175
Total assets	132,049,618

Liabilities:
Floating rate note obligations	3,135,000
Payable for:
Fund shares reacquired	159,543
Amount due custodian	684,942
Dividends	153,670
Accrued fees to affiliates	41,065
Accrued trustees’ and officers’ fees and benefits	3,210
Accrued other operating expenses	28,156
Trustee deferred compensation and retirement plans	32,198
Total liabilities	4,237,784
Net assets applicable to shares outstanding	$127,811,834

Net assets consist of:
Shares of beneficial interest	$133,950,408
Undistributed net investment income	316,604
Undistributed net realized gain (loss)	(9,405,259)
Net unrealized appreciation	2,950,081
$127,811,834

Net Assets:
Class A	$113,868,879
Class B	$1,521,799
Class C	$10,061,818
Class Y	$2,359,338

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,151,180
Class B	95,371
Class C	630,900
Class Y	148,040
Class A:
Net asset value per share	$15.92
Maximum offering price per share
(Net asset value of $15.92 ÷ 95.75%)	$16.63
Class B:
Net asset value and offering price per share	$15.96
Class C:
Net asset value and offering price per share	$15.95
Class Y:
Net asset value and offering price per share	$15.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Pennsylvania Tax Free Income Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Interest	$3,247,593

Expenses:
Advisory fees	386,959
Administrative services fees	24,795
Custodian fees	2,581
Distribution fees:
Class A	142,917
Class B	2,008
Class C	52,049
Interest, facilities and maintenance fees	8,933
Transfer agent fees	39,256
Trustees’ and officers’ fees and benefits	16,105
Other	51,338
Total expenses	726,941
Net investment income	2,520,652

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(2,245,330)
Change in net unrealized appreciation of investment securities	6,611,768
Net realized and unrealized gain	4,366,438
Net increase in net assets resulting from operations	$6,887,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Pennsylvania Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income	$2,520,652	$5,512,379
Net realized gain (loss)	(2,245,330)	(50,752)
Change in net unrealized appreciation (depreciation)	6,611,768	(14,712,745)
Net increase (decrease) in net assets resulting from operations	6,887,090	(9,251,118)

Distributions to shareholders from net investment income:
Class A	(2,233,235)	(5,070,822)
Class B	(31,334)	(82,884)
Class C	(164,003)	(363,194)
Class Y	(50,872)	(89,080)
Total distributions from net investment income	(2,479,444)	(5,605,980)

Share transactions–net:
Class A	(8,988,646)	(5,082,518)
Class B	(250,675)	(517,802)
Class C	(1,128,355)	1,080,821
Class Y	(281,889)	1,535,814
Net increase (decrease) in net assets resulting from share transactions	(10,649,565)	(2,983,685)
Net increase (decrease) in net assets	(6,241,919)	(17,840,783)

Net assets:
Beginning of period	134,053,753	151,894,536
End of period (includes undistributed net investment income of $316,604 and $275,396, respectively)	$127,811,834	$134,053,753

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pennsylvania Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium- and lower-grade municipal securities.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

12                         Invesco Pennsylvania Tax Free Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

13                         Invesco Pennsylvania Tax Free Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.60%
Over $500 million	0.50%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the

14                         Invesco Pennsylvania Tax Free Income Fund

Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.25%, 2.25% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $1,479 in front-end sales commissions from the sale of Class A shares and $892 and $28 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former

15                         Invesco Pennsylvania Tax Free Income Fund

Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2014 were $3,135,000 and 0.57%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$5,564,499	$—	$5,564,499
August 31, 2018	1,085,533	—	1,085,533
	$6,650,032	$—	$6,650,032

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $2,110,964 and $11,048,868, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,822,332
Aggregate unrealized (depreciation) of investment securities	(3,682,795)
Net unrealized appreciation of investment securities	$3,139,537

Cost of investments for tax purposes is $127,310,760.

16                         Invesco Pennsylvania Tax Free Income Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	131,785	$2,049,868	450,184	$7,639,044
Class B	—	—	5,503	93,969
Class C	23,534	366,239	184,917	3,140,149
Class Y	20,518	319,933	101,607	1,723,234

Issued as reinvestment of dividends:
Class A	87,176	1,364,430	180,058	3,021,259
Class B	931	14,606	2,552	43,042
Class C	6,694	104,935	14,232	238,987
Class Y	1,602	25,100	2,657	44,358

Automatic conversion of Class B shares to Class A shares:
Class A	10,599	165,656	22,964	390,112
Class B	(10,573)	(165,656)	(22,918)	(390,112)

Reacquired:
Class A	(808,189)	(12,568,600)	(964,811)	(16,132,933)
Class B	(6,370)	(99,625)	(15,957)	(264,701)
Class C	(102,596)	(1,599,529)	(141,067)	(2,298,315)
Class Y	(40,454)	(626,922)	(13,921)	(231,778)
Net increase (decrease) in share activity	(685,343)	$(10,649,565)	(194,000)	$(2,983,685)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Pennsylvania Tax Free Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/14	$15.39	$0.31	$0.52	$0.83	$(0.30)	$—	$(0.30)	$15.92	5.45	%(d)	$113,869	1.07	%(e)	1.06	%(e)	3.97	%(e)	2%
Year ended 08/31/13	17.05	0.63	(1.65)	(1.02)	(0.64)	—	(0.64)	15.39	(6.24	)(d)	118,936	1.03		1.01		3.72		17
Year ended 08/31/12	15.85	0.68	1.19	1.87	(0.67)	—	(0.67)	17.05	12.04	(d)	137,146	1.03		1.01		4.13		11
Year ended 08/31/11	16.29	0.70	(0.47)	0.23	(0.67)	—	(0.67)	15.85	1.58	(d)	130,344	1.02		1.00		4.47		13
Period ended 08/31/10	15.93	0.66	0.38	1.04	(0.68)	—	(0.68)	16.29	6.74	(d)	141,406	1.14	(f)	1.10	(f)	4.54	(f)	15
Year ended 09/30/09	14.76	0.73	1.18	1.91	(0.74)	—	(0.74)	15.93	13.60	(g)	141,191	1.21		1.13		5.05		17
Year ended 09/30/08	16.84	0.72	(2.03)	(1.31)	(0.73)	(0.04)	(0.77)	14.76	(8.02	)(g)	137,435	1.32		1.06		4.43		25
Class B
Six months ended 02/28/14	15.42	0.31	0.53	0.84	(0.30)	—	(0.30)	15.96	5.51	(d)(h)	1,522	1.07	(e)(h)	1.06	(e)(h)	3.97	(e)(h)	2
Year ended 08/31/13	17.09	0.63	(1.66)	(1.03)	(0.64)	—	(0.64)	15.42	(6.28	)(d)(h)	1,717	1.03	(h)	1.01	(h)	3.72	(h)	17
Year ended 08/31/12	15.86	0.71	1.19	1.90	(0.67)	—	(0.67)	17.09	12.22	(d)	2,430	0.86		0.84		4.30		11
Year ended 08/31/11	16.23	0.70	(0.45)	0.25	(0.62)	—	(0.62)	15.86	1.68	(d)(h)	3,062	1.02	(h)	1.00	(h)	4.47	(h)	13
Period ended 08/31/10	15.89	0.59	0.38	0.97	(0.63)	—	(0.63)	16.23	6.27	(d)(h)	4,682	1.64	(f)(h)	1.60	(f)(h)	4.05	(f)(h)	15
Year ended 09/30/09	14.72	0.68	1.18	1.86	(0.69)	—	(0.69)	15.89	13.21	(i)(j)	5,364	1.57	(j)	1.49	(j)	4.70	(j)	17
Year ended 09/30/08	16.78	0.63	(2.01)	(1.38)	(0.64)	(0.04)	(0.68)	14.72	(8.46	)(i)(j)	6,161	1.81	(j)	1.55	(j)	3.94	(j)	25
Class C
Six months ended 02/28/14	15.41	0.25	0.53	0.78	(0.24)	—	(0.24)	15.95	5.12	(d)	10,062	1.82	(e)	1.81	(e)	3.22	(e)	2
Year ended 08/31/13	17.08	0.50	(1.66)	(1.16)	(0.51)	—	(0.51)	15.41	(7.00	)(d)	10,838	1.78		1.76		2.97		17
Year ended 08/31/12	15.88	0.56	1.19	1.75	(0.55)	—	(0.55)	17.08	11.19	(d)	11,020	1.78		1.76		3.38		11
Year ended 08/31/11	16.31	0.58	(0.45)	0.13	(0.56)	—	(0.56)	15.88	0.89	(d)	9,670	1.77		1.75		3.72		13
Period ended 08/31/10	15.95	0.55	0.38	0.93	(0.57)	—	(0.57)	16.31	6.01	(d)	11,083	1.89	(f)	1.85	(f)	3.79	(f)	15
Year ended 09/30/09	14.78	0.62	1.18	1.80	(0.63)	—	(0.63)	15.95	12.74	(k)	6,776	1.96		1.89		4.28		17
Year ended 09/30/08	16.86	0.59	(2.02)	(1.43)	(0.61)	(0.04)	(0.65)	14.78	(8.71	)(k)	4,546	2.07		1.81		3.68		25
Class Y
Six months ended 02/28/14	15.40	0.33	0.53	0.86	(0.32)	—	(0.32)	15.94	5.64	(d)	2,359	0.82	(e)	0.81	(e)	4.22	(e)	2
Year ended 08/31/13	17.06	0.67	(1.65)	(0.98)	(0.68)	—	(0.68)	15.40	(6.00	)(d)	2,562	0.78		0.76		3.97		17
Year ended 08/31/12	15.86	0.73	1.18	1.91	(0.71)	—	(0.71)	17.06	12.31	(d)	1,298	0.78		0.76		4.38		11
Year ended 08/31/11	16.30	0.74	(0.47)	0.27	(0.71)	—	(0.71)	15.86	1.84	(d)	179	0.77		0.75		4.72		13
Period ended 08/31/10(l)	15.94	0.19	0.36	0.55	(0.19)	—	(0.19)	16.30	3.49	(d)	167	0.85	(f)	0.81	(f)	4.75	(f)	15

(a)	Calculated using average shares outstanding.
(b)	For the years ended September 30, 2009 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $115,466, $1,620, $10,496 and $2,474 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25% and 0.74% for the six months ended February 28, 2014, the years ended August 31, 2013 and August 31, 2011 and the period ended August 31, 2010, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Commencement date of June 1, 2010.

18                         Invesco Pennsylvania Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,054.50	$5.45	$1,019.49	$5.36	1.07%
B	1,000.00	1,055.10	5.45	1,019.49	5.36	1.07
C	1,000.00	1,051.20	9.26	1,015.77	9.10	1.82
Y	1,000.00	1,056.40	4.18	1,020.73	4.11	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Pennsylvania Tax Free Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	VK-PTFI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014
Invesco Small Cap Discovery Fund
Nasdaq:
A:VASCX ¡ B: VBSCX ¡ C: VCSCX ¡ Y: VISCX ¡ R5: VESCX ¡ R6: VFSCX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/13 to 2/28/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.64%
Class B Shares	17.53
Class C Shares	17.16
Class Y Shares	17.70
Class R5 Shares	17.76
Class R6 Shares	17.84
S&P 500 Index‚ (Broad Market Index)	15.07
Russell 2000 Growth Index■ (Style-Specific Index)	19.20
Lipper Small-Cap Growth Funds Index¿ (Peer Group Index)	17.64

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                    ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Small Cap Discovery Fund

Average Annual Total Returns
As of 2/28/14, including maximum applicable sales charges

Class A Shares
Inception (11/27/00)	4.48%
10 Years	9.66
5 Years	20.87
1 Year	26.45

Class B Shares
Inception (11/27/00)	4.47%
10 Years	9.85
5 Years	22.01
1 Year	28.69

Class C Shares
Inception (11/27/00)	4.15%
10 Years	9.46
5 Years	21.37
1 Year	31.73

Class Y Shares
Inception (2/2/06)	8.49%
5 Years	22.56
1 Year	33.99

Class R5 Shares
10 Years	10.33%
5 Years	22.37
1 Year	34.16

Class R6 Shares
10 Years	10.34%
5 Years	22.39
1 Year	34.25

Average Annual Total Returns
As of 12/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/27/00)	4.25%
10 Years	9.92
5 Years	16.36
1 Year	29.69

Class B Shares
Inception (11/27/00)	4.24%
10 Years	10.10
5 Years	17.36
1 Year	32.21

Class C Shares
Inception (11/27/00)	3.93%
10 Years	9.73
5 Years	16.80
1 Year	35.22

Class Y Shares
Inception (2/2/06)	8.18%
5 Years	17.96
1 Year	37.74

Class R5 Shares
10 Years	10.59%
5 Years	17.79
1 Year	37.80

Class R6 Shares
10 Years	10.60%
5 Years	17.81
1 Year	37.90

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Growth Fund (renamed Invesco Small Cap Discovery Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Small Cap Discovery Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.33%, 1.33%, 2.08%, 1.08%, 0.94% and 0.84%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.34%, 1.34%, 2.09%, 1.09%, 0.95% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2014. See current prospectus for more information.

3                         Invesco Small Cap Discovery Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. In light of market conditions over the last few years, the financial news media have given increased attention to “alternative investment strategies” of late. Still, many investors don’t know very much about these types of investments.

    After a careful and thorough examination of the potential risks and potential benefits of alternative investment strategies, the Invesco Funds Board has approved the launch of several new alternative funds for the Invesco product lineup, to be managed by teams we determined have the depth and experience to pursue the funds’ investment objectives. That’s especially important, given that alternative products typically hold more non-traditional investments and employ more complex trading strategies, including hedging and leveraging through derivatives, short selling and opportunistic strategies that change with market conditions. Investors considering alternatives should be aware of their unique characteristics and the additional risks of the strategies they use. Like all investments, performance will fluctuate. You can lose money.

    Your financial adviser is a good source of information about alternative investment strategies; he or she can explain the risks associated with them as well as their potential benefits. This type of professional guidance is why Invesco believes it’s so important that individual investors work with trusted, experienced financial advisers.

    Be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Small Cap Discovery Fund

Schedule of Investments(a)

February 28, 2014

(Unaudited)

	Shares	Value
Common Stocks–97.63%
Aerospace & Defense–1.27%
TASER International, Inc.(b)	666,548	$12,817,718

Airlines–0.71%
Alaska Air Group, Inc.	82,277	7,128,479

Apparel Retail–1.29%
DSW Inc.–Class A	167,507	6,445,670
Genesco Inc.(b)	88,629	6,580,703
		13,026,373

Apparel, Accessories & Luxury Goods–1.03%
Tumi Holdings Inc.(b)	234,618	5,199,135
Under Armour, Inc.–Class A(b)(c)	46,087	5,214,744
		10,413,879

Application Software–6.58%
Aspen Technology, Inc.(b)	291,319	13,677,427
Bottomline Technologies (de), Inc.(b)	186,403	6,652,723
Cadence Design Systems, Inc.(b)	564,258	8,650,075
Guidewire Software Inc.(b)	228,526	12,251,279
Manhattan Associates, Inc.(b)	274,897	10,415,847
PTC Inc.(b)	141,158	5,548,921
Qlik Technologies Inc.(b)	296,376	9,039,468
		66,235,740

Asset Management & Custody Banks–0.86%
Affiliated Managers Group, Inc.(b)	46,274	8,701,826

Auto Parts & Equipment–2.16%
Tenneco Inc.(b)	206,958	12,467,150
TRW Automotive Holdings Corp.(b)	112,567	9,266,515
		21,733,665

Biotechnology–5.86%
BioMarin Pharmaceutical Inc.(b)	109,965	8,907,165
Celldex Therapeutics Inc.(b)	80,624	2,355,833
Clovis Oncology Inc.(b)	59,557	4,741,929
Cubist Pharmaceuticals, Inc.(b)	157,089	12,491,717
Intercept Pharmaceuticals Inc.(b)	9,418	3,866,089
Medivation Inc.(b)(c)	138,248	9,941,414
NPS Pharmaceuticals, Inc.(b)	337,144	11,793,297
TESARO, Inc.(b)	149,690	4,941,267
		59,038,711

Broadcasting–0.62%
Nexstar Broadcasting Group, Inc.–Class A	145,471	6,208,702

Building Products–3.60%
A.O. Smith Corp.	256,458	12,745,963
Lennox International Inc.	150,149	13,795,690
Trex Co., Inc.(b)	123,777	9,681,837
		36,223,490

	Shares	Value
Commodity Chemicals–0.77%
Methanex Corp. (Canada)	109,807	$7,722,726

Communications Equipment–0.64%
Aruba Networks, Inc.(b)	315,444	6,469,756

Construction & Engineering–2.17%
Foster Wheeler AG (Switzerland)(b)	320,405	10,291,409
MasTec Inc.(b)	281,291	11,516,053
		21,807,462

Construction & Farm Machinery & Heavy Trucks–1.10%
Manitowoc Co., Inc. (The)(c)	356,767	11,038,371

Consumer Electronics–1.01%
Harman International Industries, Inc.	97,226	10,182,479

Data Processing & Outsourced Services–4.22%
Cardtronics, Inc.(b)	302,826	12,270,510
Euronet Worldwide, Inc.(b)	279,581	10,696,769
Jack Henry & Associates, Inc.	129,568	7,531,788
MAXIMUS, Inc.	251,412	12,014,979
		42,514,046

Electronic Components–1.08%
Belden Inc.	151,164	10,903,459

Electronic Equipment & Instruments–0.69%
Cognex Corp.(b)	185,899	7,000,956

Electronic Manufacturing Services–0.53%
IPG Photonics Corp.(b)(c)	74,026	5,312,846

Environmental & Facilities Services–1.28%
Clean Harbors, Inc.(b)	144,531	6,830,535
Waste Connections, Inc.	139,592	6,040,146
		12,870,681

Footwear–0.85%
Steven Madden, Ltd.(b)	235,846	8,596,587

General Merchandise Stores–0.94%
Tuesday Morning Corp.(b)	606,930	9,492,385

Health Care Equipment–3.73%
DexCom Inc.(b)	110,085	4,964,833
Insulet Corp.(b)	231,468	10,973,898
Sirona Dental Systems, Inc.(b)	124,710	8,787,067
Thoratec Corp.(b)	166,382	6,179,427
Wright Medical Group, Inc.(b)	208,545	6,635,902
		37,541,127

Health Care Facilities–1.69%
Acadia Healthcare Co., Inc.(b)	168,175	8,314,572
Tenet Healthcare Corp.(b)	197,423	8,710,303
		17,024,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Discovery Fund

	Shares	Value
Health Care Services–2.62%
MEDNAX, Inc.(b)	150,032	$9,124,946
Premier Inc.–Class A(b)	201,884	6,753,020
Team Health Holdings, Inc.(b)	232,994	10,489,390
		26,367,356

Health Care Supplies–0.64%
Endologix, Inc.(b)	479,151	6,468,538

Home Furnishings–0.59%
La-Z-Boy Inc.	232,156	5,929,264

Homebuilding–0.59%
Taylor Morrison Home Corp.–Class A(b)	235,246	5,909,380

Homefurnishing Retail–0.58%
Restoration Hardware Holdings Inc.(b)	86,334	5,846,538

Housewares & Specialties–0.74%
Jarden Corp.(b)	120,565	7,411,131

Human Resource & Employment Services–1.02%
TrueBlue, Inc.(b)	361,050	10,282,704

Industrial Conglomerates–1.27%
Carlisle Cos. Inc.	160,736	12,749,580

Industrial Machinery–3.61%
Actuant Corp.–Class A	145,408	5,098,004
EnPro Industries, Inc.(b)	120,236	8,612,505
ITT Corp.	250,871	11,013,237
TriMas Corp.(b)	88,260	2,966,418
Woodward Inc.	198,981	8,673,582
		36,363,746

Internet Software & Services–4.44%
CoStar Group Inc.(b)	49,816	10,015,009
Dealertrack Technologies Inc.(b)	238,330	12,886,503
Marketo, Inc.(b)	181,159	7,427,519
Web.com Group Inc.(b)	300,207	10,942,545
Yelp Inc.(b)	37,014	3,494,862
		44,766,438

Investment Banking & Brokerage–2.00%
Evercore Partners Inc.–Class A	190,115	10,577,999
Stifel Financial Corp.(b)	199,873	9,611,892
		20,189,891

IT Consulting & Other Services–1.11%
Acxiom Corp.(b)	174,594	6,500,135
InterXion Holding N.V. (Netherlands)(b)	196,047	4,703,167
		11,203,302

Leisure Products–1.07%
Brunswick Corp.	239,644	10,733,655

Life Sciences Tools & Services–3.68%
Bruker Corp.(b)	422,445	9,606,399
Fluidigm Corp.(b)	193,231	9,052,873
PAREXEL International Corp.(b)	184,283	9,872,040

	Shares	Value
Life Sciences Tools & Services–(continued)
Techne Corp.	96,395	$8,563,732
		37,095,044

Marine–0.67%
Kirby Corp.(b)	64,175	6,713,347

Metal & Glass Containers–0.17%
Greif Inc.–Class A	34,524	1,728,271

Movies & Entertainment–2.11%
Cinemark Holdings, Inc.	361,121	10,624,180
Lions Gate Entertainment Corp.(c)	345,017	10,609,273
		21,233,453

Office Services & Supplies–1.85%
Herman Miller, Inc.	231,928	6,535,731
Steelcase Inc.–Class A	811,323	12,064,373
		18,600,104

Oil & Gas Equipment & Services–0.65%
Dril-Quip, Inc.(b)	60,992	6,560,300

Oil & Gas Exploration & Production–2.85%
Gulfport Energy Corp.(b)	159,610	10,550,221
Laredo Petroleum Inc.(b)	240,252	6,268,175
PDC Energy, Inc.(b)	190,519	11,836,945
		28,655,341

Oil & Gas Refining & Marketing–0.57%
Delek US Holdings, Inc.	207,068	5,748,208

Packaged Foods & Meats–3.18%
Annie’s, Inc.(b)	176,474	6,614,246
B&G Foods Inc.	222,888	6,677,724
TreeHouse Foods, Inc.(b)	91,933	6,551,146
WhiteWave Foods Co.–Class A(b)	429,541	12,156,010
		31,999,126

Pharmaceuticals–1.03%
Mallinckrodt PLC (b)	153,876	10,415,866

Regional Banks–3.33%
East West Bancorp, Inc.	305,268	10,895,015
Signature Bank(b)	84,781	11,100,376
SVB Financial Group(b)	91,505	11,521,395
		33,516,786

Restaurants–0.86%
Papa John’s International, Inc.	170,437	8,675,243

Semiconductor Equipment–1.12%
Teradyne, Inc.(c)	555,836	11,272,354

Semiconductors–1.05%
Cavium Inc.(b)	126,450	5,327,339
Silicon Laboratories Inc.(b)	101,858	5,293,560
		10,620,899

Specialized Consumer Services–0.31%
LifeLock, Inc.(b)	155,069	3,087,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Discovery Fund

	Shares	Value
Specialty Chemicals–2.68%
Cytec Industries Inc.	99,743	$9,442,670
PolyOne Corp.	229,659	8,612,213
Rockwood Holdings Inc.	113,671	8,966,368
		27,021,251

Specialty Stores–0.78%
Container Store Group, Inc. (The)(b)(c)	86,264	3,089,114
Tractor Supply Co.	67,472	4,760,824
		7,849,938

Steel–0.80%
Commercial Metals Co.	416,698	8,063,106

Systems Software–2.66%
CommVault Systems, Inc.(b)	95,145	6,553,588
Infoblox, Inc.(b)	167,607	3,868,370
MICROS Systems, Inc.(b)	92,448	5,131,788
Proofpoint, Inc.(b)	271,698	11,261,882
		26,815,628

Trading Companies & Distributors–1.28%
MRC Global Inc.(b)	204,363	5,256,216
WESCO International, Inc.(b)(c)	88,972	7,670,276
		12,926,492

	Shares	Value
Trucking–1.04%
Knight Transportation, Inc.	122,734	$2,636,327
Werner Enterprises, Inc.	303,565	7,847,155
		10,483,482
Total Common Stocks (Cost $674,344,592)		983,309,525

Money Market Funds–3.41%
Liquid Assets Portfolio–Institutional Class(d)	17,149,455	17,149,455
Premier Portfolio–Institutional Class(d)	17,149,455	17,149,455
Total Money Market Funds (Cost $34,298,910)		34,298,910
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.04% (Cost $708,643,502)		1,017,608,435

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.03%
Liquid Assets Portfolio–Institutional Class (Cost $30,565,735)(d)(e)	30,565,735	30,565,735
TOTAL INVESTMENTS–104.07% (Cost $739,209,237)		1,048,174,170
OTHER ASSETS LESS LIABILITIES–(4.07)%		(41,035,596)
NET ASSETS–100.00%		$1,007,138,574

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of February 28, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$29,438,095	$(29,438,095)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2014

Industrials	22.9%
Information Technology	20.8
Health Care	19.3
Consumer Discretionary	15.5
Financials	7.4
Materials	4.4
Energy	4.1
Consumer Staples	3.2
Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Discovery Fund

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

Assets:
Investments, at value (Cost $674,344,592)*	$983,309,525
Investments in affiliated money market funds, at value and cost	64,864,645
Total investments, at value (Cost $739,209,237)	1,048,174,170
Receivable for:
Investments sold	20,112,852
Fund shares sold	1,563,512
Dividends	363,575
Investment for trustee deferred compensation and retirement plans	98,451
Other assets	51,882
Total assets	1,070,364,442

Liabilities:
Payable for:
Investments purchased	29,228,213
Fund shares reacquired	2,525,075
Collateral upon return of securities loaned	30,565,735
Accrued fees to affiliates	704,948
Accrued trustees’ and officers’ fees and benefits	4,545
Accrued other operating expenses	79,822
Trustee deferred compensation and retirement plans	117,530
Total liabilities	63,225,868
Net assets applicable to shares outstanding	$1,007,138,574

Net assets consist of:
Shares of beneficial interest	$673,663,446
Undistributed net investment income (loss)	(8,692,277)
Undistributed net realized gain	33,202,472
Net unrealized appreciation	308,964,933
$1,007,138,574

Net Assets:
Class A	$618,191,954
Class B	$12,698,356
Class C	$62,864,346
Class Y	$180,911,695
Class R5	$53,136,531
Class R6	$79,335,692

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	50,277,928
Class B	1,136,766
Class C	5,910,843
Class Y	14,284,625
Class R5	4,186,502
Class R6	6,245,597
Class A:
Net asset value and offering price per share	$12.30
Maximum offering price per share
(Net asset value of $12.30 ÷ 94.50%)	$13.02
Class B:
Net asset value and offering price per share	$11.17
Class C:
Net asset value and offering price per share	$10.64
Class Y:
Net asset value and offering price per share	$12.66
Class R5:
Net asset value and offering price per share	$12.69
Class R6:
Net asset value and offering price per share	$12.70

*	At February 28, 2014, securities with an aggregate value of $29,438,095 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Discovery Fund

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $12,617)	$2,116,654
Dividends from affiliated money market funds (includes securities lending income of $178,634)	187,215
Total investment income	2,303,869

Expenses:
Advisory fees	3,674,130
Administrative services fees	121,269
Custodian fees	14,068
Distribution fees:
Class A	725,401
Class B	16,008
Class C	290,447
Transfer agent fees — A, B, C and Y	897,386
Transfer agent fees — R5	24,019
Transfer agent fees — R6	370
Trustees’ and officers’ fees and benefits	35,796
Other	114,977
Total expenses	5,913,871
Less: Fees waived and expense offset arrangement(s)	(28,245)
Net expenses	5,885,626
Net investment income (loss)	(3,581,757)

Realized and unrealized gain from:
Net realized gain from investment securities	68,379,961
Change in net unrealized appreciation of investment securities	88,279,911
Net realized and unrealized gain	156,659,872
Net increase in net assets resulting from operations	$153,078,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Small Cap Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	February 28, 2014	August 31, 2013
Operations:
Net investment income (loss)	$(3,581,757)	$(5,883,310)
Net realized gain	68,379,961	129,642,296
Change in net unrealized appreciation	88,279,911	67,156,020
Net increase in net assets resulting from operations	153,078,115	190,915,006

Distributions to shareholders from net realized gains:
Class A	(83,192,368)	(58,971,398)
Class B	(1,952,149)	(1,402,434)
Class C	(9,359,746)	(5,257,156)
Class Y	(24,205,240)	(19,373,899)
Class R5	(6,651,766)	(981)
Class R6	(10,227,636)	(981)
Total distributions from net realized gains	(135,588,905)	(85,006,849)

Share transactions–net:
Class A	66,738,818	(135,546,440)
Class B	11,913	(2,685,853)
Class C	9,524,638	(469,868)
Class Y	13,768,821	(68,806,533)
Class R5	7,953,559	43,871,511
Class R6	9,026,058	64,674,752
Net increase (decrease) in net assets resulting from share transactions	107,023,807	(98,962,431)
Net increase in net assets	124,513,017	6,945,726

Net assets:
Beginning of period	882,625,557	875,679,831
End of period (includes undistributed net investment income (loss) of $(8,692,277) and $(5,110,520), respectively)	$1,007,138,574	$882,625,557

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices

10                         Invesco Small Cap Discovery Fund

furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

11                         Invesco Small Cap Discovery Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.80%
Next $500 million	0.75%
Over $1 billion	0.70%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses

12                         Invesco Small Cap Discovery Fund

that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2014, the Adviser waived advisory fees of $27,806.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2014, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2014, IDI advised the Fund that IDI retained $74,615 in front-end sales commissions from the sale of Class A shares and $68, $2,617 and $757 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2014, the Fund incurred $9,596 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2014, the Fund engaged in securities purchases of $183,285.

13                         Invesco Small Cap Discovery Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $439.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2013.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2014 was $370,007,882 and $390,270,487, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$313,969,267
Aggregate unrealized (depreciation) of investment securities	(7,677,543)
Net unrealized appreciation of investment securities	$306,291,724

Cost of investments for tax purposes is $741,882,446.

14                         Invesco Small Cap Discovery Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	6,375,459	$80,045,335	10,723,043	$120,331,339
Class B	32,296	365,560	30,854	327,642
Class C	755,989	8,229,550	681,254	6,809,246
Class Y	1,938,382	24,808,976	4,691,321	53,193,049
Class R5(b)	301,846	3,879,286	3,527,315	44,000,899
Class R6(b)	233,869	2,982,009	5,622,923	66,633,393

Issued as reinvestment of dividends:
Class A	7,095,938	80,255,054	5,757,455	56,653,360
Class B	182,436	1,873,622	145,907	1,323,375
Class C	906,196	8,880,723	566,705	4,975,669
Class Y	2,050,361	23,866,200	1,902,498	19,139,132
Class R5	570,337	6,650,122	—	—
Class R6	876,263	10,225,992	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	92,084	1,148,690	203,114	2,258,894
Class B	(100,742)	(1,148,690)	(219,824)	(2,258,894)

Reacquired:
Class A	(7,611,693)	(94,710,261)	(28,300,197)	(314,790,033)
Class B	(93,242)	(1,078,579)	(204,268)	(2,077,976)
Class C	(697,081)	(7,585,635)	(1,238,776)	(12,254,783)
Class Y	(2,745,076)	(34,906,355)	(12,205,730)	(141,138,714)
Class R5	(202,518)	(2,575,849)	(10,478)	(129,388)
Class R6	(328,026)	(4,181,943)	(159,432)	(1,958,641)
Net increase (decrease) in share activity	9,633,078	$107,023,807	(8,486,316)	$(98,962,431)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

15                         Invesco Small Cap Discovery Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period		Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 02/28/14	$12.20	$(0.05)	$2.04	$1.99	$(1.89)	$12.30		17.64	%(c)	$618,192	1.29	%(d)	1.30	%(d)	(0.81	)%(d)	40%
Year ended 08/31/13	10.85	(0.08)	2.56	2.48	(1.13)	12.20		25.31	(c)	540,979	1.32		1.33		(0.72)		70
Year ended 08/31/12	10.56	(0.08)	1.47	1.39	(1.10)	10.85	(e)	14.33	(c)	607,073	1.38		1.43		(0.80)		78
Year ended 08/31/11	8.74	(0.11)	1.93	1.82	—	10.56	(e)	20.82	(c)	820,988	1.38		1.42		(1.01)		114
Five months ended 08/31/10	9.62	(0.04)	(0.84)	(0.88)	—	8.74	(e)	(9.15	)(c)	691,456	1.34	(f)	1.34	(f)	(1.04	)(f)	63
Year ended 03/31/10	6.93	(0.09)	2.78	2.69	—	9.62	(e)	38.82	(g)	748,998	1.39		1.39		(1.04)		234
Year ended 03/31/09	10.15	(0.09)	(3.13)	(3.22)	—	6.93	(e)	(31.72	)(g)	402,611	1.40		1.40		(1.00)		219
Class B
Six months ended 02/28/14	11.25	(0.04)	1.85	1.81	(1.89)	11.17		17.53	(c)(h)	12,698	1.29	(d)(h)	1.30	(d)(h)	(0.81	)(d)(h)	40%
Year ended 08/31/13	10.09	(0.07)	2.36	2.29	(1.13)	11.25		25.34	(c)(h)	12,554	1.32	(h)	1.33	(h)	(0.72	)(h)	70
Year ended 08/31/12	9.89	(0.08)	1.38	1.30	(1.10)	10.09	(e)	14.40	(c)(h)	13,754	1.38	(h)	1.43	(h)	(0.80	)(h)	78
Year ended 08/31/11	8.18	(0.11)	1.82	1.71	—	9.89	(e)	20.90	(c)(h)	16,910	1.40	(h)	1.44	(h)	(1.03	)(h)	114
Five months ended 08/31/10	9.03	(0.05)	(0.80)	(0.85)	—	8.18	(e)	(9.41	)(c)(h)	19,249	1.63	(f)(h)	1.63	(f)(h)	(1.33	)(f)(h)	63
Year ended 03/31/10	6.51	(0.09)	2.61	2.52	—	9.03	(e)	38.71	(i)(j)	23,169	1.53	(j)	1.53	(j)	(1.19	)(j)	234
Year ended 03/31/09	9.59	(0.14)	(2.94)	(3.08)	—	6.51	(e)	(32.12	)(i)(j)	22,044	2.04	(j)	2.04	(j)	(1.65	)(j)	219
Class C
Six months ended 02/28/14	10.83	(0.08)	1.78	1.70	(1.89)	10.64		17.16	(c)	62,864	2.04	(d)	2.05	(d)	(1.56	)(d)	40
Year ended 08/31/13	9.82	(0.15)	2.29	2.14	(1.13)	10.83		24.43	(c)	53,560	2.07		2.08		(1.47)		70
Year ended 08/31/12	9.73	(0.15)	1.34	1.19	(1.10)	9.82	(e)	13.43	(c)	48,486	2.13		2.18		(1.55)		78
Year ended 08/31/11	8.10	(0.17)	1.80	1.63	—	9.73	(e)	20.12	(c)(k)	51,212	2.06	(k)	2.10	(k)	(1.69	)(k)	114
Five months ended 08/31/10	8.95	(0.07)	(0.78)	(0.85)	—	8.10	(e)	(9.50	)(c)	53,673	2.09	(f)	2.09	(f)	(1.79	)(f)	63
Year ended 03/31/10	6.50	(0.14)	2.59	2.45	—	8.95	(e)	37.69	(l)	62,523	2.14		2.14		(1.79)		234
Year ended 03/31/09	9.58	(0.14)	(2.94)	(3.08)	—	6.50	(e)	(32.15	)(l)	39,064	2.14		2.14		(1.75)		219
Class Y(m)
Six months ended 02/28/14	12.50	(0.04)	2.09	2.05	(1.89)	12.66		17.70	(c)	180,912	1.04	(d)	1.05	(d)	(0.56	)(d)	40
Year ended 08/31/13	11.06	(0.05)	2.62	2.57	(1.13)	12.50		25.67	(c)	163,072	1.07		1.08		(0.47)		70
Year ended 08/31/12	10.72	(0.06)	1.50	1.44	(1.10)	11.06	(e)	14.60	(c)	206,367	1.13		1.18		(0.55)		78
Year ended 08/31/11	8.84	(0.09)	1.97	1.88	—	10.72	(e)	21.27	(c)	233,467	1.13		1.17		(0.76)		114
Five months ended 08/31/10	9.73	(0.03)	(0.86)	(0.89)	—	8.84	(e)	(9.15	)(c)	199,603	1.09	(f)	1.09	(f)	(0.80	)(f)	63
Year ended 03/31/10	6.99	(0.06)	2.80	2.74	—	9.73	(e)	39.20	(n)	267,593	1.14		1.14		(0.76)		234
Year ended 03/31/09	10.20	(0.07)	(3.14)	(3.21)	—	6.99	(e)	(31.47	)(n)	91,594	1.15		1.15		(0.75)		219
Class R5
Six months ended 02/28/14	12.52	(0.03)	2.09	2.06	(1.89)	12.69		17.76	(c)	53,137	0.93	(d)	0.94	(d)	(0.45	)(d)	40
Year ended 08/31/13(o)	11.48	(0.04)	2.21	2.17	(1.13)	12.52		21.25	(c)	44,037	0.93	(f)	0.94	(f)	(0.33	)(f)	70
Class R6
Six months ended 02/28/14	12.52	(0.02)	2.09	2.07	(1.89)	12.70		17.84	(c)	79,336	0.83	(d)	0.84	(d)	(0.35	)(d)	40
Year ended 08/31/13(o)	11.48	(0.03)	2.20	2.17	(1.13)	12.52		21.25	(c)	68,425	0.83	(f)	0.84	(f)	(0.23	)(f)	70

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $585,130, $12,912, $58,571, $174,754, $48,460 and $74,726 for Class A, Class B, Class C, Class Y, Class R5 and Class R6, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.27% and 0.54% for the six months ended February 28, 2014, the years ended August 31, 2013, August 31, 2012, August 31, 2011 and the five months ended August 31, 2010, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.93% for the year ended August 31, 2011.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of September 24, 2012 for Class R5 and Class R6 shares.

16                         Invesco Small Cap Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,176.40	$6.96	$1,018.40	$6.46	1.29%
B	1,000.00	1,175.30	6.96	1,018.40	6.46	1.29
C	1,000.00	1,171.60	10.98	1,014.68	10.19	2.04
Y	1,000.00	1,177.00	5.61	1,019.64	5.21	1.04
R5	1,000.00	1,177.60	5.02	1,020.18	4.66	0.93
R6	1,000.00	1,178.40	4.48	1,020.68	4.16	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Small Cap Discovery Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     VK-SCD-SAR-1         Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 12, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date: May 9, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date: May 9, 2014

By:	/s/ Sheri Morris
Sheri Morris Principal Financial Officer

Date: May 9, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.